UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4676

Harbor Funds

(Exact name of Registrant as specified in charter)

111 South Wacker Drive, 34th Floor

Chicago, Illinois 60606-4302

(Address of principal executive offices) (Zip code)

Charles F. McCain, Esq. HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, Illinois 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place – 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1 – REPORTS TO STOCKHOLDERS

The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1):

Harbor Capital Appreciation Fund

Ticker: HNACX

Retirement Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$29	0.59%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$25,029,668
Number of Investments	54
Total Net Advisory Fees Paid (in thousands)	$76,431
Portfolio Turnover Rate	15%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Information Technology	34.1%
Communication Services	18.8%
Consumer Discretionary	17.1%
Health Care	10.7%
Financials	8.6%
Industrials	5.6%
Consumer Staples	4.2%
Utilities	0.9%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Capital Appreciation Fund

Ticker: HACAX

Institutional Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$33	0.67%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$25,029,668
Number of Investments	54
Total Net Advisory Fees Paid (in thousands)	$76,431
Portfolio Turnover Rate	15%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Information Technology	34.1%
Communication Services	18.8%
Consumer Discretionary	17.1%
Health Care	10.7%
Financials	8.6%
Industrials	5.6%
Consumer Staples	4.2%
Utilities	0.9%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Capital Appreciation Fund

Ticker: HRCAX

Administrative Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$45	0.92%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$25,029,668
Number of Investments	54
Total Net Advisory Fees Paid (in thousands)	$76,431
Portfolio Turnover Rate	15%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Information Technology	34.1%
Communication Services	18.8%
Consumer Discretionary	17.1%
Health Care	10.7%
Financials	8.6%
Industrials	5.6%
Consumer Staples	4.2%
Utilities	0.9%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Capital Appreciation Fund

Ticker: HCAIX

Investor Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$50	1.02%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$25,029,668
Number of Investments	54
Total Net Advisory Fees Paid (in thousands)	$76,431
Portfolio Turnover Rate	15%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Information Technology	34.1%
Communication Services	18.8%
Consumer Discretionary	17.1%
Health Care	10.7%
Financials	8.6%
Industrials	5.6%
Consumer Staples	4.2%
Utilities	0.9%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Convertible Securities Fund

Ticker: HNCVX

Retirement Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Convertible Securities Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$32	0.63%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$25,483
Number of Investments	145
Total Net Advisory Fees Paid (in thousands)	$64
Portfolio Turnover Rate	71%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Information Technology	25.6%
Financials	16.2%
Industrials	11.0%
Consumer Discretionary	10.6%
Communication Services	9.2%
Consumer Staples	8.5%
Utilities	7.5%
Health Care	7.4%
Energy	1.6%
Materials	1.2%
Real Estate	1.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Convertible Securities Fund

Ticker: HACSX

Institutional Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Convertible Securities Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$36	0.71%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$25,483
Number of Investments	145
Total Net Advisory Fees Paid (in thousands)	$64
Portfolio Turnover Rate	71%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Information Technology	25.6%
Financials	16.2%
Industrials	11.0%
Consumer Discretionary	10.6%
Communication Services	9.2%
Consumer Staples	8.5%
Utilities	7.5%
Health Care	7.4%
Energy	1.6%
Materials	1.2%
Real Estate	1.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Convertible Securities Fund

Ticker: HRCSX

Administrative Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Convertible Securities Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$48	0.96%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$25,483
Number of Investments	145
Total Net Advisory Fees Paid (in thousands)	$64
Portfolio Turnover Rate	71%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Information Technology	25.6%
Financials	16.2%
Industrials	11.0%
Consumer Discretionary	10.6%
Communication Services	9.2%
Consumer Staples	8.5%
Utilities	7.5%
Health Care	7.4%
Energy	1.6%
Materials	1.2%
Real Estate	1.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Convertible Securities Fund

Ticker: HICSX

Investor Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Convertible Securities Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$54	1.07%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$25,483
Number of Investments	145
Total Net Advisory Fees Paid (in thousands)	$64
Portfolio Turnover Rate	71%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Information Technology	25.6%
Financials	16.2%
Industrials	11.0%
Consumer Discretionary	10.6%
Communication Services	9.2%
Consumer Staples	8.5%
Utilities	7.5%
Health Care	7.4%
Energy	1.6%
Materials	1.2%
Real Estate	1.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Core Bond Fund

Ticker: HCBRX

Retirement Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Core Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$13	0.26%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$1,404,331
Number of Investments	507
Total Net Advisory Fees Paid (in thousands)	$1,538
Portfolio Turnover Rate	23%

Fund Investments

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	31.8%
Mortgage Pass-Through	26.3%
U.S. Government Obligations	21.3%
Asset-Backed Securities	13.0%
Collateralized Mortgage Obligations	7.0%
Municipal Bonds	0.6%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Core Bond Fund

Ticker: HACBX

Institutional Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Core Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$17	0.34%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$1,404,331
Number of Investments	507
Total Net Advisory Fees Paid (in thousands)	$1,538
Portfolio Turnover Rate	23%

Fund Investments

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	31.8%
Mortgage Pass-Through	26.3%
U.S. Government Obligations	21.3%
Asset-Backed Securities	13.0%
Collateralized Mortgage Obligations	7.0%
Municipal Bonds	0.6%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Core Plus Fund

Ticker: HBFRX

Retirement Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Core Plus Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$15	0.30%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$1,188,637
Number of Investments	685
Total Net Advisory Fees Paid (in thousands)	$1,447
Portfolio Turnover Rate	22%

Fund Investments

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	30.5%
Mortgage Pass-Through	27.3%
U.S. Government Obligations	19.6%
Asset-Backed Securities	12.2%
Collateralized Mortgage Obligations	10.4%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Core Plus Fund

Ticker: HABDX

Institutional Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Core Plus Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$19	0.38%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$1,188,637
Number of Investments	685
Total Net Advisory Fees Paid (in thousands)	$1,447
Portfolio Turnover Rate	22%

Fund Investments

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	30.5%
Mortgage Pass-Through	27.3%
U.S. Government Obligations	19.6%
Asset-Backed Securities	12.2%
Collateralized Mortgage Obligations	10.4%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Core Plus Fund

Ticker: HRBDX

Administrative Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Core Plus Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$32	0.63%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$1,188,637
Number of Investments	685
Total Net Advisory Fees Paid (in thousands)	$1,447
Portfolio Turnover Rate	22%

Fund Investments

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	30.5%
Mortgage Pass-Through	27.3%
U.S. Government Obligations	19.6%
Asset-Backed Securities	12.2%
Collateralized Mortgage Obligations	10.4%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Diversified International All Cap Fund

Ticker: HNIDX

Retirement Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$37	0.73%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$775,312
Number of Investments (excludes derivatives)	247
Total Net Advisory Fees Paid (in thousands)	$3,177
Portfolio Turnover Rate	9%

Fund Investments (excludes derivatives)

Region Breakdown (% of Investments)

Value	Value
Europe	42.1%
Pacific Basin	33.1%
North America	10.3%
Latin America	5.8%
South Asia	3.6%
Africa	3.6%
Middle East/Central Asia	1.5%

Country Breakdown (% of Investments)

United Kingdom	19.2%
Japan	17.6%
Canada	8.2%
France	4.3%
Taiwan	4.0%
China	3.9%
India	3.6%
South Africa	3.6%
Denmark	3.3%
Hong Kong	3.1%
Australia	2.8%
Germany	2.8%
Mexico	2.6%
Other	21.0%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Diversified International All Cap Fund

Ticker: HAIDX

Institutional Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$41	0.81%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$775,312
Number of Investments (excludes derivatives)	247
Total Net Advisory Fees Paid (in thousands)	$3,177
Portfolio Turnover Rate	9%

Fund Investments (excludes derivatives)

Region Breakdown (% of Investments)

Value	Value
Europe	42.1%
Pacific Basin	33.1%
North America	10.3%
Latin America	5.8%
South Asia	3.6%
Africa	3.6%
Middle East/Central Asia	1.5%

Country Breakdown (% of Investments)

United Kingdom	19.2%
Japan	17.6%
Canada	8.2%
France	4.3%
Taiwan	4.0%
China	3.9%
India	3.6%
South Africa	3.6%
Denmark	3.3%
Hong Kong	3.1%
Australia	2.8%
Germany	2.8%
Mexico	2.6%
Other	21.0%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Diversified International All Cap Fund

Ticker: HRIDX

Administrative Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$54	1.06%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$775,312
Number of Investments (excludes derivatives)	247
Total Net Advisory Fees Paid (in thousands)	$3,177
Portfolio Turnover Rate	9%

Fund Investments (excludes derivatives)

Region Breakdown (% of Investments)

Value	Value
Europe	42.1%
Pacific Basin	33.1%
North America	10.3%
Latin America	5.8%
South Asia	3.6%
Africa	3.6%
Middle East/Central Asia	1.5%

Country Breakdown (% of Investments)

United Kingdom	19.2%
Japan	17.6%
Canada	8.2%
France	4.3%
Taiwan	4.0%
China	3.9%
India	3.6%
South Africa	3.6%
Denmark	3.3%
Hong Kong	3.1%
Australia	2.8%
Germany	2.8%
Mexico	2.6%
Other	21.0%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Diversified International All Cap Fund

Ticker: HIIDX

Investor Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$60	1.17%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$775,312
Number of Investments (excludes derivatives)	247
Total Net Advisory Fees Paid (in thousands)	$3,177
Portfolio Turnover Rate	9%

Fund Investments (excludes derivatives)

Region Breakdown (% of Investments)

Value	Value
Europe	42.1%
Pacific Basin	33.1%
North America	10.3%
Latin America	5.8%
South Asia	3.6%
Africa	3.6%
Middle East/Central Asia	1.5%

Country Breakdown (% of Investments)

United Kingdom	19.2%
Japan	17.6%
Canada	8.2%
France	4.3%
Taiwan	4.0%
China	3.9%
India	3.6%
South Africa	3.6%
Denmark	3.3%
Hong Kong	3.1%
Australia	2.8%
Germany	2.8%
Mexico	2.6%
Other	21.0%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Fund

Ticker: HNINX

Retirement Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$36	0.70%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$3,472,455
Number of Investments	227
Total Net Advisory Fees Paid (in thousands)	$12,608
Portfolio Turnover Rate	7%

Fund Investments (excludes short-term investments)

Region Breakdown (% of Investments)

Value	Value
Europe	58.6%
Pacific Basin	35.0%
North America	4.0%
Latin America	0.9%
Africa	0.7%
South Asia	0.6%
Middle East/Central Asia	0.2%

Country Breakdown (% of Investments)

United Kingdom	27.8%
Japan	25.4%
France	5.0%
Denmark	4.8%
Australia	4.0%
Germany	4.0%
United States	3.9%
Hong Kong	2.9%
Switzerland	2.9%
Other	19.3%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Fund

Ticker: HAINX

Institutional Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$40	0.78%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$3,472,455
Number of Investments	227
Total Net Advisory Fees Paid (in thousands)	$12,608
Portfolio Turnover Rate	7%

Fund Investments (excludes short-term investments)

Region Breakdown (% of Investments)

Value	Value
Europe	58.6%
Pacific Basin	35.0%
North America	4.0%
Latin America	0.9%
Africa	0.7%
South Asia	0.6%
Middle East/Central Asia	0.2%

Country Breakdown (% of Investments)

United Kingdom	27.8%
Japan	25.4%
France	5.0%
Denmark	4.8%
Australia	4.0%
Germany	4.0%
United States	3.9%
Hong Kong	2.9%
Switzerland	2.9%
Other	19.3%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Fund

Ticker: HRINX

Administrative Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$53	1.03%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$3,472,455
Number of Investments	227
Total Net Advisory Fees Paid (in thousands)	$12,608
Portfolio Turnover Rate	7%

Fund Investments (excludes short-term investments)

Region Breakdown (% of Investments)

Value	Value
Europe	58.6%
Pacific Basin	35.0%
North America	4.0%
Latin America	0.9%
Africa	0.7%
South Asia	0.6%
Middle East/Central Asia	0.2%

Country Breakdown (% of Investments)

United Kingdom	27.8%
Japan	25.4%
France	5.0%
Denmark	4.8%
Australia	4.0%
Germany	4.0%
United States	3.9%
Hong Kong	2.9%
Switzerland	2.9%
Other	19.3%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Fund

Ticker: HIINX

Investor Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$59	1.14%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$3,472,455
Number of Investments	227
Total Net Advisory Fees Paid (in thousands)	$12,608
Portfolio Turnover Rate	7%

Fund Investments (excludes short-term investments)

Region Breakdown (% of Investments)

Value	Value
Europe	58.6%
Pacific Basin	35.0%
North America	4.0%
Latin America	0.9%
Africa	0.7%
South Asia	0.6%
Middle East/Central Asia	0.2%

Country Breakdown (% of Investments)

United Kingdom	27.8%
Japan	25.4%
France	5.0%
Denmark	4.8%
Australia	4.0%
Germany	4.0%
United States	3.9%
Hong Kong	2.9%
Switzerland	2.9%
Other	19.3%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Compounders Fund

Ticker: HNICX

Retirement Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor International Compounders Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$28	0.55%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$45,724
Number of Investments	29
Total Net Advisory Fees Paid (in thousands)	$69
Portfolio Turnover Rate	5%

Fund Investments (excludes short-term investments)

Region Breakdown (% of Investments)

Value	Value
Europe	53.2%
Pacific Basin	24.8%
North America	15.9%
South Asia	6.1%

Country Breakdown (% of Investments)

United Kingdom	15.9%
United States	15.9%
Germany	15.1%
Japan	14.9%
France	8.3%
Sweden	8.1%
India	6.1%
Taiwan	4.2%
Denmark	3.3%
Hong Kong	3.2%
Netherlands	2.5%
Indonesia	2.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Compounders Fund

Ticker: HSICX

Institutional Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor International Compounders Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$32	0.63%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$45,724
Number of Investments	29
Total Net Advisory Fees Paid (in thousands)	$69
Portfolio Turnover Rate	5%

Fund Investments (excludes short-term investments)

Region Breakdown (% of Investments)

Value	Value
Europe	53.2%
Pacific Basin	24.8%
North America	15.9%
South Asia	6.1%

Country Breakdown (% of Investments)

United Kingdom	15.9%
United States	15.9%
Germany	15.1%
Japan	14.9%
France	8.3%
Sweden	8.1%
India	6.1%
Taiwan	4.2%
Denmark	3.3%
Hong Kong	3.2%
Netherlands	2.5%
Indonesia	2.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Core Fund

Ticker: HAORX

Retirement Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor International Core Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$40	0.77%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$453,510
Number of Investments	466
Total Net Advisory Fees Paid (in thousands)	$1,166
Portfolio Turnover Rate	59%

Fund Investments (excludes short-term investments)

Region Breakdown (% of Investments)

Value	Value
Europe	54.1%
Pacific Basin	31.1%
North America	10.9%
Middle East/Central Asia	3.2%
South Asia	0.4%
Africa	0.2%
Latin America	0.1%

Country Breakdown (% of Investments)

Japan	19.0%
Germany	11.2%
United States	10.7%
France	9.0%
United Kingdom	8.1%
Netherlands	6.9%
Australia	6.2%
Switzerland	4.7%
Spain	3.5%
Singapore	2.2%
Other	18.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Core Fund

Ticker: HAOSX

Institutional Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor International Core Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$45	0.85%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$453,510
Number of Investments	466
Total Net Advisory Fees Paid (in thousands)	$1,166
Portfolio Turnover Rate	59%

Fund Investments (excludes short-term investments)

Region Breakdown (% of Investments)

Value	Value
Europe	54.1%
Pacific Basin	31.1%
North America	10.9%
Middle East/Central Asia	3.2%
South Asia	0.4%
Africa	0.2%
Latin America	0.1%

Country Breakdown (% of Investments)

Japan	19.0%
Germany	11.2%
United States	10.7%
France	9.0%
United Kingdom	8.1%
Netherlands	6.9%
Australia	6.2%
Switzerland	4.7%
Spain	3.5%
Singapore	2.2%
Other	18.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Core Fund

Ticker: HAONX

Investor Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor International Core Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$63	1.21%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$453,510
Number of Investments	466
Total Net Advisory Fees Paid (in thousands)	$1,166
Portfolio Turnover Rate	59%

Fund Investments (excludes short-term investments)

Region Breakdown (% of Investments)

Value	Value
Europe	54.1%
Pacific Basin	31.1%
North America	10.9%
Middle East/Central Asia	3.2%
South Asia	0.4%
Africa	0.2%
Latin America	0.1%

Country Breakdown (% of Investments)

Japan	19.0%
Germany	11.2%
United States	10.7%
France	9.0%
United Kingdom	8.1%
Netherlands	6.9%
Australia	6.2%
Switzerland	4.7%
Spain	3.5%
Singapore	2.2%
Other	18.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Small Cap Fund

Ticker: HNISX

Retirement Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$42	0.82%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$183,641
Number of Investments	61
Total Net Advisory Fees Paid (in thousands)	$805
Portfolio Turnover Rate	17%

Fund Investments

Region Breakdown (% of Investments)

Value	Value
Europe	60.4%
Pacific Basin	38.0%
North America	1.6%

Country Breakdown (% of Investments)

Japan	29.9%
United Kingdom	17.6%
Switzerland	7.5%
Netherlands	4.8%
Belgium	4.6%
France	3.8%
Australia	3.4%
Finland	3.4%
Ireland	3.3%
Luxembourg	3.3%
Sweden	3.3%
Other	15.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Small Cap Fund

Ticker: HAISX

Institutional Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$47	0.90%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$183,641
Number of Investments	61
Total Net Advisory Fees Paid (in thousands)	$805
Portfolio Turnover Rate	17%

Fund Investments

Region Breakdown (% of Investments)

Value	Value
Europe	60.4%
Pacific Basin	38.0%
North America	1.6%

Country Breakdown (% of Investments)

Japan	29.9%
United Kingdom	17.6%
Switzerland	7.5%
Netherlands	4.8%
Belgium	4.6%
France	3.8%
Australia	3.4%
Finland	3.4%
Ireland	3.3%
Luxembourg	3.3%
Sweden	3.3%
Other	15.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Small Cap Fund

Ticker: HRISX

Administrative Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$59	1.15%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$183,641
Number of Investments	61
Total Net Advisory Fees Paid (in thousands)	$805
Portfolio Turnover Rate	17%

Fund Investments

Region Breakdown (% of Investments)

Value	Value
Europe	60.4%
Pacific Basin	38.0%
North America	1.6%

Country Breakdown (% of Investments)

Japan	29.9%
United Kingdom	17.6%
Switzerland	7.5%
Netherlands	4.8%
Belgium	4.6%
France	3.8%
Australia	3.4%
Finland	3.4%
Ireland	3.3%
Luxembourg	3.3%
Sweden	3.3%
Other	15.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor International Small Cap Fund

Ticker: HIISX

Investor Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$65	1.26%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$183,641
Number of Investments	61
Total Net Advisory Fees Paid (in thousands)	$805
Portfolio Turnover Rate	17%

Fund Investments

Region Breakdown (% of Investments)

Value	Value
Europe	60.4%
Pacific Basin	38.0%
North America	1.6%

Country Breakdown (% of Investments)

Japan	29.9%
United Kingdom	17.6%
Switzerland	7.5%
Netherlands	4.8%
Belgium	4.6%
France	3.8%
Australia	3.4%
Finland	3.4%
Ireland	3.3%
Luxembourg	3.3%
Sweden	3.3%
Other	15.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Large Cap Value Fund

Ticker: HNLVX

Retirement Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$30	0.61%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$1,310,985
Number of Investments	44
Total Net Advisory Fees Paid (in thousands)	$4,867
Portfolio Turnover Rate	6%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Financials	20.5%
Information Technology	15.0%
Materials	13.1%
Health Care	10.2%
Industrials	10.1%
Consumer Discretionary	7.7%
Utilities	7.5%
Consumer Staples	5.8%
Communication Services	4.7%
Energy	3.8%
Real Estate	1.6%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Large Cap Value Fund

Ticker: HAVLX

Institutional Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$33	0.69%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$1,310,985
Number of Investments	44
Total Net Advisory Fees Paid (in thousands)	$4,867
Portfolio Turnover Rate	6%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Financials	20.5%
Information Technology	15.0%
Materials	13.1%
Health Care	10.2%
Industrials	10.1%
Consumer Discretionary	7.7%
Utilities	7.5%
Consumer Staples	5.8%
Communication Services	4.7%
Energy	3.8%
Real Estate	1.6%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Large Cap Value Fund

Ticker: HRLVX

Administrative Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$46	0.94%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$1,310,985
Number of Investments	44
Total Net Advisory Fees Paid (in thousands)	$4,867
Portfolio Turnover Rate	6%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Financials	20.5%
Information Technology	15.0%
Materials	13.1%
Health Care	10.2%
Industrials	10.1%
Consumer Discretionary	7.7%
Utilities	7.5%
Consumer Staples	5.8%
Communication Services	4.7%
Energy	3.8%
Real Estate	1.6%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Large Cap Value Fund

Ticker: HILVX

Investor Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$51	1.05%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$1,310,985
Number of Investments	44
Total Net Advisory Fees Paid (in thousands)	$4,867
Portfolio Turnover Rate	6%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Financials	20.5%
Information Technology	15.0%
Materials	13.1%
Health Care	10.2%
Industrials	10.1%
Consumer Discretionary	7.7%
Utilities	7.5%
Consumer Staples	5.8%
Communication Services	4.7%
Energy	3.8%
Real Estate	1.6%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Mid Cap Fund

Ticker: HMCRX

Retirement Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Mid Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$38	0.80%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$157,541
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$618
Portfolio Turnover Rate	8%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Industrials	24.6%
Financials	19.7%
Information Technology	13.4%
Health Care	12.8%
Consumer Discretionary	9.4%
Real Estate	7.4%
Materials	5.9%
Energy	3.3%
Utilities	2.1%
Consumer Staples	1.4%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Mid Cap Fund

Ticker: HMCLX

Institutional Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Mid Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$42	0.88%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$157,541
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$618
Portfolio Turnover Rate	8%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Industrials	24.6%
Financials	19.7%
Information Technology	13.4%
Health Care	12.8%
Consumer Discretionary	9.4%
Real Estate	7.4%
Materials	5.9%
Energy	3.3%
Utilities	2.1%
Consumer Staples	1.4%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Mid Cap Fund

Ticker: HMCNX

Investor Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Mid Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$59	1.24%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$157,541
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$618
Portfolio Turnover Rate	8%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Industrials	24.6%
Financials	19.7%
Information Technology	13.4%
Health Care	12.8%
Consumer Discretionary	9.4%
Real Estate	7.4%
Materials	5.9%
Energy	3.3%
Utilities	2.1%
Consumer Staples	1.4%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Mid Cap Value Fund

Ticker: HNMVX

Retirement Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$37	0.77%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$320,992
Number of Investments	175
Total Net Advisory Fees Paid (in thousands)	$1,332
Portfolio Turnover Rate	6%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Financials	23.0%
Industrials	14.4%
Consumer Discretionary	13.8%
Information Technology	9.8%
Health Care	9.6%
Consumer Staples	9.0%
Real Estate	5.0%
Energy	4.5%
Materials	3.9%
Utilities	3.9%
Communication Services	3.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Mid Cap Value Fund

Ticker: HAMVX

Institutional Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$41	0.85%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$320,992
Number of Investments	175
Total Net Advisory Fees Paid (in thousands)	$1,332
Portfolio Turnover Rate	6%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Financials	23.0%
Industrials	14.4%
Consumer Discretionary	13.8%
Information Technology	9.8%
Health Care	9.6%
Consumer Staples	9.0%
Real Estate	5.0%
Energy	4.5%
Materials	3.9%
Utilities	3.9%
Communication Services	3.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Mid Cap Value Fund

Ticker: HRMVX

Administrative Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$53	1.10%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$320,992
Number of Investments	175
Total Net Advisory Fees Paid (in thousands)	$1,332
Portfolio Turnover Rate	6%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Financials	23.0%
Industrials	14.4%
Consumer Discretionary	13.8%
Information Technology	9.8%
Health Care	9.6%
Consumer Staples	9.0%
Real Estate	5.0%
Energy	4.5%
Materials	3.9%
Utilities	3.9%
Communication Services	3.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Mid Cap Value Fund

Ticker: HIMVX

Investor Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$58	1.21%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$320,992
Number of Investments	175
Total Net Advisory Fees Paid (in thousands)	$1,332
Portfolio Turnover Rate	6%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Financials	23.0%
Industrials	14.4%
Consumer Discretionary	13.8%
Information Technology	9.8%
Health Care	9.6%
Consumer Staples	9.0%
Real Estate	5.0%
Energy	4.5%
Materials	3.9%
Utilities	3.9%
Communication Services	3.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Small Cap Growth Fund

Ticker: HNSGX

Retirement Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$37	0.79%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$1,799,802
Number of Investments	70
Total Net Advisory Fees Paid (in thousands)	$7,152
Portfolio Turnover Rate	51%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Health Care	30.1%
Industrials	24.2%
Information Technology	17.6%
Financials	12.2%
Consumer Discretionary	7.5%
Materials	3.0%
Consumer Staples	2.9%
Energy	2.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Small Cap Growth Fund

Ticker: HASGX

Institutional Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$41	0.87%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$1,799,802
Number of Investments	70
Total Net Advisory Fees Paid (in thousands)	$7,152
Portfolio Turnover Rate	51%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Health Care	30.1%
Industrials	24.2%
Information Technology	17.6%
Financials	12.2%
Consumer Discretionary	7.5%
Materials	3.0%
Consumer Staples	2.9%
Energy	2.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Small Cap Growth Fund

Ticker: HRSGX

Administrative Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$52	1.12%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$1,799,802
Number of Investments	70
Total Net Advisory Fees Paid (in thousands)	$7,152
Portfolio Turnover Rate	51%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Health Care	30.1%
Industrials	24.2%
Information Technology	17.6%
Financials	12.2%
Consumer Discretionary	7.5%
Materials	3.0%
Consumer Staples	2.9%
Energy	2.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Small Cap Growth Fund

Ticker: HISGX

Investor Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$58	1.23%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$1,799,802
Number of Investments	70
Total Net Advisory Fees Paid (in thousands)	$7,152
Portfolio Turnover Rate	51%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Health Care	30.1%
Industrials	24.2%
Information Technology	17.6%
Financials	12.2%
Consumer Discretionary	7.5%
Materials	3.0%
Consumer Staples	2.9%
Energy	2.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Small Cap Value Fund

Ticker: HNVRX

Retirement Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$37	0.80%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$1,996,981
Number of Investments	57
Total Net Advisory Fees Paid (in thousands)	$8,787
Portfolio Turnover Rate	1%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Industrials	29.8%
Financials	27.1%
Information Technology	13.1%
Consumer Discretionary	7.8%
Energy	5.7%
Real Estate	4.8%
Health Care	4.0%
Materials	3.9%
Utilities	2.1%
Consumer Staples	1.7%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Small Cap Value Fund

Ticker: HASCX

Institutional Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$41	0.88%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$1,996,981
Number of Investments	57
Total Net Advisory Fees Paid (in thousands)	$8,787
Portfolio Turnover Rate	1%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Industrials	29.8%
Financials	27.1%
Information Technology	13.1%
Consumer Discretionary	7.8%
Energy	5.7%
Real Estate	4.8%
Health Care	4.0%
Materials	3.9%
Utilities	2.1%
Consumer Staples	1.7%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Small Cap Value Fund

Ticker: HSVRX

Administrative Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$53	1.13%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$1,996,981
Number of Investments	57
Total Net Advisory Fees Paid (in thousands)	$8,787
Portfolio Turnover Rate	1%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Industrials	29.8%
Financials	27.1%
Information Technology	13.1%
Consumer Discretionary	7.8%
Energy	5.7%
Real Estate	4.8%
Health Care	4.0%
Materials	3.9%
Utilities	2.1%
Consumer Staples	1.7%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Harbor Small Cap Value Fund

Ticker: HISVX

Investor Class

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$58	1.24%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$1,996,981
Number of Investments	57
Total Net Advisory Fees Paid (in thousands)	$8,787
Portfolio Turnover Rate	1%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Industrials	29.8%
Financials	27.1%
Information Technology	13.1%
Consumer Discretionary	7.8%
Energy	5.7%
Real Estate	4.8%
Health Care	4.0%
Materials	3.9%
Utilities	2.1%
Consumer Staples	1.7%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Householding

The Fund has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

ITEM 2 – CODE OF ETHICS

Not applicable

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6 – INVESTMENTS

(a) The Registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the financial statements filed under Item 7 of this Form N-CSR.

(b) Not applicable

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

The following is a copy of the semi-annual financial statements, including financial highlights:

Semi-Annual Financial Statements and Additional Information
HARBOR FUNDS AND HARBOR FUNDS II
April 30, 2025

Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund
Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Compounders Fund
Harbor International Core Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund

Table of Contents

Harbor Funds and Harbor Funds II
Portfolio of Investments
Embark Commodity Strategy Fund (CONSOLIDATED)	1
Embark Small Cap Equity Fund	10
Harbor Capital Appreciation Fund	14
Harbor Convertible Securities Fund	16
Harbor Core Bond Fund	20
Harbor Core Plus Fund	29
Harbor Diversified International All Cap Fund	37
Harbor International Fund	42
Harbor International Compounders Fund	46
Harbor International Core Fund	48
Harbor International Small Cap Fund	55
Harbor Large Cap Value Fund	57
Harbor Mid Cap Fund	59
Harbor Mid Cap Value Fund	61
Harbor Small Cap Growth Fund	64
Harbor Small Cap Value Fund	66
Financial Statements
Statements of Assets and Liabilities	69
Statements of Operations	71
Statements of Changes in Net Assets	73
Financial Highlights	85
Notes to Financial Statements	116
Additional Information
This material is intended for the Funds’ shareholders. It may be distributed to prospective investors only if it is preceded or accompanied by the current prospectus. Prospective investors should carefully consider the investment objectives, risks, charges and expenses of a Harbor Fund before investing. To obtain a summary prospectus or prospectus for this and other information, visit harborcapital.com or call 800-422-1050. Read it carefully before investing.
Harbor Funds Distributors, Inc. is the Distributor of the Harbor Funds.

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisors:
AQR Capital Management, LLC
Core Commodity Management, LLC
Neuberger Berman Investment Advisors LLC
Quantix Commodities LP
Schroder Investment Management North America Inc.
Summerhaven Investment Management, LLC
Principal Amounts, Value and Cost in Thousands

Corporate Bonds & Notes—12.2%
Principal Amount		Value
AEROSPACE & DEFENSE—0.4%
$7,060	General Electric Co. 4.945% (SOFR + 0.640%) 05/05/2026[1]	$7,049
6,132	RTX Corp. 3.950%—08/16/2025	6,117
		13,166
AUTOMOBILES—0.3%
6,545	Toyota Motor Credit Corp. 5.131% (SOFR + 0.770%) 08/07/2026[1]	6,558
2,675	Toyota Motor Credit Corp. MTN 4.827% (SOFR + 0.450%) 04/10/2026[1]	2,673
		9,231
BANKS—3.7%
4,860	Bank of America Corp. 5.722% (SOFR + 1.350%) 09/15/2027[1]	4,886
9,835	Bank of America Corp. MTN 1.197% (SOFR + 1.010%) 10/24/2026[2]	9,676
14,945	Citibank NA 5.075% (SOFR + 0.710%) 11/19/2027[1]	14,960
6,590	Fifth Third Bank NA 5.192% (SOFR + 0.810%) 01/28/2028[1]	6,539
11,670	Goldman Sachs Bank USA 5.114% (SOFR + 0.750%) 05/21/2027[1]	11,648
	JPMorgan Chase & Co.
7,945	5.138% (SOFR + 0.765%) 09/22/2027[1]	7,932
952	5.263% (SOFR + 0.885%) 04/22/2027[1]	954
4,415	5.580% (SOFR + 1.200%) 01/23/2028[1]	4,439
		13,325
14,375	Morgan Stanley Bank NA 5.061% (SOFR + 0.685%) 10/15/2027[1]	14,325
6,225	PNC Bank NA 4.876% (SOFR + 0.500%) 01/15/2027[1]	6,220
	State Street Corp.
7,200	5.020% (SOFR + 0.640%) 10/22/2027[1]	7,176
1,810	5.207% (SOFR + 0.845%) 08/03/2026[1]	1,810
		8,986
8,945	Truist Financial Corp. MTN 1.200%—08/05/2025	8,865
10,715	U.S. Bancorp 1.450%—05/12/2025	10,704
2,600	U.S. Bank NA 5.068% (SOFR + 0.690%) 10/22/2027[1]	2,592
		112,726
BEVERAGES—0.5%
6,335	Keurig Dr. Pepper, Inc. 4.967% (SOFR + 0.580%) 11/15/2026[1]	6,341

Corporate Bonds & Notes—Continued
Principal Amount		Value
BEVERAGES—Continued
$7,089	PepsiCo, Inc. 4.761% (SOFR + 0.400%) 02/13/2026[1]	$7,100
		13,441
BIOTECHNOLOGY—0.2%
5,330	Amgen, Inc. 5.507%—03/02/2026	5,331
CAPITAL MARKETS—0.1%
2,680	Goldman Sachs Group, Inc. 6.219% (SOFR + 1.850%) 03/15/2028[1]	2,717
COMMERCIAL SERVICES & SUPPLIES—0.2%
4,915	PayPal Holdings, Inc. 5.037% (SOFR + 0.670%) 03/06/2028[1]	4,918
DIVERSIFIED FINANCIAL SERVICES—0.4%
10,848	Capital One Financial Corp. 4.985% (SOFR + 2.160%) 07/24/2026[2]	10,849
2,565	Mastercard, Inc. 4.813% (SOFR + 0.440%) 03/15/2028[1]	2,560
		13,409
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
	AT&T, Inc.
9,545	1.700%—03/25/2026	9,312
4,455	3.875%—01/15/2026	4,435
		13,747
2,530	Verizon Communications, Inc. 1.450%—03/20/2026	2,471
		16,218
ELECTRIC UTILITIES—0.7%
	Georgia Power Co.
5,375	4.653% (SOFR + 0.280%) 09/15/2026[1]	5,353
7,650	5.112% (SOFR + 0.750%) 05/08/2025[1]	7,650
		13,003
2,935	NextEra Energy Capital Holdings, Inc. 5.162% (SOFR + 0.800%) 02/04/2028[1]	2,938
	Pacific Gas & Electric Co.
2,620	3.450%—07/01/2025	2,613
3,450	3.500%—06/15/2025	3,443
		6,056
		21,997
FINANCIAL SERVICES—0.4%
12,090	American Express Co. 5.363% (SOFR + 1.000%) 02/16/2028[1]	12,124

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
$9,635	UnitedHealth Group, Inc. 4.876% (SOFR + 0.500%) 07/15/2026[1]	$9,626
INSURANCE—0.8%
6,655	Athene Global Funding 5.207% (SOFR + 0.830%) 01/07/2027[1,3]	6,642
5,100	Marsh & McLennan Cos., Inc. 5.062% (SOFR + 0.700%) 11/08/2027[1]	5,094
	New York Life Global Funding
5,605	4.770% (SOFR + 0.410%) 02/05/2027[1,3]	5,581
6,430	4.945% (SOFR + 0.580%) 08/28/2026[1,3]	6,440
		12,021
		23,757
MACHINERY—0.8%
10,975	Caterpillar Financial Services Corp. MTN 4.882% (SOFR + 0.520%) 05/14/2027[1]	10,961
	John Deere Capital Corp. MTN
8,315	4.808% (SOFR + 0.440%) 03/06/2026[1]	8,315
3,232	4.967% (SOFR + 0.600%) 06/11/2027[1]	3,235
		11,550
		22,511
MEDIA—0.2%
5,280	TCI Communications, Inc. 7.875%—02/15/2026	5,412
MULTI-UTILITIES—0.2%
5,415	Consolidated Edison Co. of New York, Inc. 4.884% (SOFR + 0.520%) 11/18/2027[1]	5,401
OIL, GAS & CONSUMABLE FUELS—0.3%
7,680	Chevron USA, Inc. 4.724% (SOFR + 0.360%) 02/26/2027[1]	7,666
PHARMACEUTICALS—0.5%
6,830	Bristol-Myers Squibb Co. 4.853% (SOFR + 0.490%) 02/20/2026[1]	6,830
	CVS Health Corp.
4,960	3.875%—07/20/2025	4,947
2,730	5.000%—02/20/2026	2,737
		7,684
		14,514
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
6,760	Broadcom, Inc. 3.150%—11/15/2025	6,708
8,163	Intel Corp. 4.875%—02/10/2026	8,167
		14,875
SOFTWARE—0.4%
	Oracle Corp.
3,625	1.650%—03/25/2026	3,534
8,701	2.950%—05/15/2025	8,695
		12,229
SPECIALTY RETAIL—0.3%
4,875	Home Depot, Inc. 4.702% (SOFR + 0.330%) 12/24/2025[1]	4,872

Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—Continued
$5,485	Walmart, Inc. 4.812% (SOFR + 0.430%) 04/28/2027[1]	$5,495
		10,367
TOBACCO—0.2%
7,395	Philip Morris International, Inc. 5.213% (SOFR + 0.830%) 04/28/2028[1]	7,404
WIRELESS TELECOMMUNICATION SERVICES—0.3%
	T-Mobile USA, Inc.
1,120	2.250%—02/15/2026	1,099
6,775	2.625%—04/15/2026	6,655
		7,754
Total Corporate Bonds & Notes (Cost $367,188)		366,794

Short-Term Investments—71.9%

U.S. TREASURY BILLS—71.9%
	U.S. Treasury Bills
111,783	4.054%—10/23/2025†	109,590
15,076	4.060%—10/16/2025†	14,791
3,399	4.065%—10/30/2025†	3,330
21,410	4.071%—10/02/2025†	21,036
24,686	4.075%—09/11/2025†	24,311
16,287	4.081%—09/18/2025†	16,028
116,063	4.085%—09/18/2025-09/25/2025†	114,190
25,000	4.100%—09/04/2025†,4	24,639
7,800	4.115%—08/07/2025†,4	7,711
17,384	4.120%—08/21/2025-08/28/2025†	17,150
36,890	4.135%—07/03/2025-09/04/2025†,4	36,366
97,260	4.139%—07/03/2025†	96,547
4,166	4.140%—05/29/2025-07/31/2025†,4	4,148
245,435	4.155%—06/12/2025-08/07/2025†,4	243,308
94,500	4.159%—05/29/2025†,4	94,190
28,638	4.165%—07/24/2025†	28,360
219,220	4.166%—07/17/2025†,4	217,262
88,414	4.175%—08/28/2025†	87,202
39,123	4.178%—06/05/2025-07/10/2025†,4	38,819
2,209	4.180%—07/17/2025†,4	2,189
90,246	4.181%—05/20/2025†	90,045
64,044	4.185%—06/20/2025-08/14/2025†	63,403
134,317	4.192%—05/08/2025-06/05/2025†	133,802
186,870	4.195%—05/15/2025†	186,564
33,540	4.200%—05/01/2025†	33,540
29,230	4.212%—05/15/2025†	29,182
72,000	4.215%—05/22/2025†	71,822
261,850	4.216%—08/21/2025†	258,450
98,703	4.241%—05/08/2025†	98,622
3,647	4.340%—05/29/2025†,4	3,635
Total Short-Term Investments (Cost $2,170,231)		2,170,232
TOTAL INVESTMENTS—84.1% (Cost $2,537,419)		2,537,026
CASH AND OTHER ASSETS, LESS LIABILITIES—15.9%		481,176
TOTAL NET ASSETS—100.0%		$3,018,202

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS
LONG FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Aluminum Futures	257	05/25	$15,318	$(1,659)
Aluminum Futures	477	06/25	28,584	(3,028)
Aluminum Futures	496	07/25	29,738	(130)
Aluminum Futures	1	08/25	58	—
Brent Crude Futures	777	05/25	47,444	(7,327)
Brent Crude Futures	185	06/25	11,224	(611)
Brent Crude Futures	221	09/25	13,329	(1,808)
Canola Futures	230	07/25	2,310	42
Cattle Feeder Futures	131	08/25	19,324	73
Class III Milk Futures	119	07/25	4,134	28
Cocoa Futures	204	07/25	18,041	1,369
Coffee C Futures	652	07/25	97,983	8,785
Coffee C Futures	45	09/25	6,638	402
Copper Futures	254	05/25	58,016	(1,750)
Copper Futures	102	06/25	23,305	(1,482)
Copper Futures	280	07/25	57,024	491
Copper Futures	478	09/25	55,651	(2,787)
Copper Futures	67	12/25	7,891	(828)
Corn Futures	1,404	07/25	33,380	(263)
Corn Futures	190	09/25	4,151	(124)
Corn Futures	1,446	12/25	32,264	(1,226)
Cotton No. 2 Futures	428	07/25	14,128	(221)
Cotton No. 2 Futures	194	12/25	6,576	(43)
Crude Palm Oil Futures	183	07/25	4,147	(146)
Dutch TTF Natural Gas Futures	416	05/25	10,966	(479)
Dutch TTF Natural Gas Futures	220	11/25	6,309	(1,422)
ECX Emissions Futures	405	12/25	30,533	(2,168)
FCOJ-A Futures	99	07/25	3,967	91
FCOJ-A Futures	4	09/25	157	(11)
Gas Oil Low Sulphur Futures	152	06/25	9,097	(358)
Gas Oil Low Sulphur Futures	772	07/25	45,818	(3,680)
Gas Oil Low Sulphur Futures	60	09/25	3,559	(267)
Gold 100 OZ Futures	1,034	06/25	343,195	33,446
Gold 100 OZ Futures	88	12/25	29,926	1,979
KC Hard Red Wheat Futures	362	07/25	10,155	(668)
KC Hard Red Wheat Futures	60	09/25	1,633	(159)
KC Hard Red Wheat Futures	96	12/25	2,728	(198)
Lead Futures	80	05/25	3,910	(63)
Lead Futures	28	06/25	1,371	(46)
Lead Futures	104	07/25	5,085	102
Lean Hogs Futures	806	06/25	31,684	575
Lean Hogs Futures	6	07/25	237	(2)
Lean Hogs Futures	65	10/25	2,135	41
Live Cattle Futures	896	06/25	74,691	3,647
Live Cattle Futures	1	08/25	82	(1)
Live Cattle Futures	49	10/25	3,958	77
LME Aluminum Futures	1,210	05/25	72,212	(8,185)

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LME Aluminum Futures	1,329	06/25	$79,729	$(5,002)
LME Aluminum Futures	764	07/25	45,814	(1,753)
LME Aluminum Futures	704	09/25	42,378	(948)
LME Copper Futures	145	05/25	33,140	(1,817)
LME Copper Futures	714	06/25	163,198	(2,940)
LME Copper Futures	529	09/25	120,515	2,615
LME Lead Futures	118	05/25	5,775	(158)
LME Lead Futures	274	06/25	13,420	(9)
LME Lead Futures	121	07/25	5,929	(119)
LME Lead Futures	225	09/25	11,101	304
LME Nickel Futures	180	05/25	16,492	(509)
LME Nickel Futures	197	06/25	18,128	(553)
LME Nickel Futures	178	07/25	16,446	(500)
LME Nickel Futures	192	09/25	17,898	(763)
LME Nickel Futures	11	10/25	1,030	(55)
LME Nickel Futures	8	12/25	755	(13)
LME Tin Futures	12	06/25	1,876	(374)
LME Zinc Futures	542	05/25	34,827	(5,998)
LME Zinc Futures	597	06/25	38,508	(4,513)
LME Zinc Futures	453	07/25	29,293	(5,874)
LME Zinc Futures	376	09/25	24,453	(417)
LME Zinc Futures	12	10/25	782	(88)
Milling Wheat Futures	373	09/25	4,358	(139)
Natural Gas Futures	430	05/25	14,050	(1,858)
Natural Gas Futures	1,929	06/25	70,119	(1,114)
Natural Gas Futures	937	08/25	34,838	368
Natural Gas Futures	332	09/25	12,593	(952)
Natural Gas Futures	303	12/25	14,920	554
Nickel Futures	77	05/25	7,054	(96)
Nickel Futures	80	06/25	7,358	(450)
Nickel Futures	175	07/25	16,168	(95)
NY Harbor ULSD Futures	142	05/25	11,939	(594)
NY Harbor ULSD Futures	64	06/25	5,336	(61)
NY Harbor ULSD Futures	280	08/25	23,487	(2,858)
Palladium Futures	42	06/25	3,924	(98)
Phelix DE Base Futures	6	12/25	4,858	(120)
Platinum Futures	219	07/25	10,615	(70)
Platinum Futures	14	02/26	216	2
Rapeseed Futures	261	07/25	6,830	(208)
RBOB Gasoline Futures	119	05/25	10,084	(302)
RBOB Gasoline Futures	226	06/25	18,915	(1,902)
RBOB Gasoline Futures	42	08/25	3,390	(191)
Robusta Coffee 10-T Futures	75	07/25	4,027	22
SGX Iron Futures	867	06/25	8,350	(121)
SGX Iron Futures	87	07/25	830	(3)
Silver Futures	476	07/25	78,131	868
Silver Futures	90	09/25	14,906	(266)

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Soybean Futures	1,063	07/25	$55,515	$(322)
Soybean Futures	163	08/25	8,462	269
Soybean Futures	639	11/25	32,533	(776)
Soybean Meal Futures	1,177	07/25	35,075	(778)
Soybean Meal Futures	85	09/25	2,559	(66)
Soybean Meal Futures	100	12/25	3,038	(149)
Soybean Oil Futures	1,887	07/25	55,444	2,316
Soybean Oil Futures	128	09/25	3,745	83
Soybean Oil Futures	123	12/25	3,582	402
Sugar No. 11 Futures	3,872	06/25	74,807	(4,136)
Sugar No. 11 Futures	242	09/25	4,722	(330)
Wheat Futures	698	07/25	18,523	(923)
Wheat Futures	101	09/25	2,752	(210)
Wheat Futures	50	12/25	1,421	(89)
White Sugar Futures	394	07/25	9,708	(682)
WTI Crude Oil Futures	218	05/25	12,690	(237)
WTI Crude Oil Futures	2,088	06/25	120,311	(5,587)
WTI Crude Oil Futures	290	08/25	16,495	(2,367)
Zinc Futures	89	05/25	5,712	(646)
Zinc Futures	160	06/25	10,320	(1,351)
Zinc Futures	310	07/25	20,048	(383)
Total Long Futures Contracts				$ (45,122)

SHORT FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Aluminum Futures	257	05/25	$15,318	$1,670
Aluminum Futures	477	06/25	28,584	3,016
Aluminum Futures	496	07/25	29,738	101
Cocoa Futures	36	07/25	3,102	(75)
Cocoa Futures	2	09/25	172	(8)
Copper Futures	254	05/25	58,016	1,771
Copper Futures	102	06/25	23,305	1,475
Copper Futures	219	07/25	49,995	(331)
Corn Futures	49	07/25	1,165	(10)
Gas Oil Low Sulphur Futures	9	06/25	539	16
Gold 100 OZ Futures	5	08/25	1,674	(11)
KC Hard Red Wheat Futures	59	07/25	1,562	114
Lead Futures	80	05/25	3,910	62
Lead Futures	28	06/25	1,371	48
Lead Futures	240	07/25	11,751	(174)
LME Aluminum Futures	1,210	05/25	72,213	3,159
LME Aluminum Futures	1,319	06/25	79,129	3,865
LME Aluminum Futures	212	07/25	12,713	1,353
LME Aluminum Futures	108	09/25	6,501	17
LME Copper Futures	145	05/25	33,140	949

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
SHORT FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LME Copper Futures	698	06/25	$159,541	$(4,731)
LME Copper Futures	32	09/25	7,290	52
LME Lead Futures	118	05/25	5,775	93
LME Lead Futures	274	06/25	13,420	(257)
LME Lead Futures	14	09/25	691	(8)
LME Nickel Futures	180	05/25	16,492	588
LME Nickel Futures	189	06/25	17,392	321
LME Nickel Futures	142	07/25	13,120	303
LME Nickel Futures	66	09/25	6,153	379
LME Nickel Futures	11	10/25	1,030	27
LME Zinc Futures	542	05/25	34,827	6,398
LME Zinc Futures	564	06/25	36,380	1,264
LME Zinc Futures	350	07/25	22,632	2,289
LME Zinc Futures	162	09/25	10,535	184
LME Zinc Futures	12	10/25	782	100
Natural Gas Futures	289	08/25	10,745	3,012
Natural Gas Futures	332	12/25	16,348	487
Nickel Futures	77	05/25	7,054	93
Nickel Futures	80	06/25	7,359	451
Nickel Futures	175	07/25	16,168	129
NY Harbor ULSD Futures	5	05/25	420	(6)
NY Harbor ULSD Futures	96	06/25	8,004	329
Phelix DE Base Futures	3	12/25	2,429	(15)
Platinum Futures	27	04/26	415	(1)
RBOB Gasoline Futures	218	06/25	18,245	156
Wheat Futures	13	12/25	369	4
WTI Crude Oil Futures	147	06/25	8,470	613
WTI Crude Oil Futures	173	08/25	9,840	1,314
Zinc Futures	89	05/25	5,713	640
Zinc Futures	160	06/25	10,320	1,337
Zinc Futures	310	07/25	20,048	373
Total Short Futures Contracts				$32,925
Total Futures Contracts				$ (12,197)

PURCHASED OPTIONS
PUT PURCHASED OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000s)	Cost (000s)	Value (000s)
Crude Oil Futures Option	$55.00	05/15/2025	408	$23,750	$258	$612

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.141%	Pay	Macquarie MQCP338E Index[5]	05/30/2025	Monthly	$544,846	$—	$—	$—

OVER-THE-COUNTER (OTC) TOTAL RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citigroup Global Markets	0.110%	Pay	Bloomberg Commodity 3-Month Forward Total Return Index [6]	10/31/2025	Monthly	$160,868	$—	$—	$—
Citigroup Global Markets	0.240%	Pay	FTSE/Core Commodity CRB 3-Month Forward Total Return Index [7]	02/27/2026	Monthly	26,128	—	—	—
RBC Dominion Securities	0.120%	Pay	Bloomberg Commodity 3-Month Forward Total Return Index [6]	10/31/2025	Monthly	176,517	—	—	—
RBC Dominion Securities	0.290%	Pay	FTSE/Core Commodity CRB 3-Month Forward Total Return Index [7]	02/27/2026	Monthly	27,183	—	—	—
Total Over-the-Counter Total Return Swaps							$—	$—	$—
Total Swaps							$—	$—	$—
FAIR VALUE MEASUREMENTS
As of April 30, 2025 the investments in futures contracts and options (as disclosed in the preceding Futures Contracts and Purchased Options schedules) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

†	Coupon represents yield to maturity
1
Variable or floating rate security; the stated rate represents the rate in effect as of April 30, 2025.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

2	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
3
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2025, the aggregate value of these securities was $18,663 or 1% of net assets.

4	As of April 30, 2025, all or a portion of this security was restricted as collateral for futures contracts or OTC swaps. The restricted securities had an aggregate value of $78,705.
5	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of April 30, 2025.

Commodity	Weight
Gold	35.9%
RBOB Gasoline	10.3
GasOil	8.8
Natural Gas (United States)	6.2
KC Wheat	5.7
Heating Oil	5.6
Wheat	3.8
Corn	3.6
Sugar	3.0
Coffee	2.3
Lean Hogs	2.1
Soybean Oil	2.1
Silver	2.0
Cotton	1.9
Nickel	1.9
Zinc	1.8
Soybeans	1.4
Cocoa	1.2
Brent Crude Oil	0.2
Copper	0.1
Soymeal	0.1

6	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of April 30, 2025.

Commodity	Weight
Gold	17.7%
Natural Gas	9.3
Brent Crude Oil	6.1
Soybeans	5.9
Copper	5.8
Corn	5.2
Crude Oil	5.2
Silver	4.7
Aluminum	3.9
Soybean Oil	3.8
Coffee	3.6
Live Cattle	3.6
Soybean Meal	3.4
Wheat	2.8
Sugar	2.6
Gasoline	2.4
Nickel	2.4
RBOB Gasoline	2.0
Zinc	2.0
Heating Oil	1.8
KC Wheat	1.7
Lean Hogs	1.7
Cotton	1.5
Lead	0.9

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

7	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of April 30, 2025.

Commodity	Weight
Crude Oil	21.8%
Gold	6.5
Copper	6.4
Live Cattle	6.2
Soybeans	6.0
Aluminum	5.9
Corn	5.8
Natural Gas	5.8
Coffee	5.7
Cocoa	5.5
RBOB Gasoline	4.9
Cotton	4.8
Heating Oil	4.8
Sugar	4.6
Lean Hogs	1.1
Nickel	1.1
Orange Juice	1.1
Silver	1.1
Wheat	0.9

MTN	Medium Term Note
The accompanying notes are an integral part of the Financial Statements.

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.7%
Shares		Value
AEROSPACE & DEFENSE—1.3%
135,215	Archer Aviation, Inc. Class A*	$1,126
107,604	BWX Technologies, Inc.	11,742
26,753	Hexcel Corp.	1,297
7,208	Huntington Ingalls Industries, Inc.	1,660
118,546	Redwire Corp. *	1,278
116,670	Rocket Lab USA, Inc. *	2,542
		19,645
AIR FREIGHT & LOGISTICS—0.1%
60,150	GXO Logistics, Inc. *	2,180
AUTOMOBILE COMPONENTS—1.4%
347,988	Adient PLC *	4,402
40,037	Lear Corp.	3,433
169,789	Modine Manufacturing Co. *	13,862
		21,697
BANKS—4.8%
28,755	Ameris Bancorp	1,685
103,325	Associated Banc-Corp.	2,279
114,876	Bank of NT Butterfield & Son Ltd. (Bermuda)	4,616
31,152	East West Bancorp, Inc.	2,665
5,804	First Citizens BancShares, Inc. Class A	10,326
531,332	First Hawaiian, Inc.	12,146
358,169	First Interstate BancSystem, Inc. Class A	9,382
73,690	Home BancShares, Inc.	2,045
68,693	International Bancshares Corp.	4,193
82,555	Popular, Inc. (Puerto Rico)	7,877
26,281	Prosperity Bancshares, Inc.	1,785
107,673	Synovus Financial Corp.	4,664
11,873	WaFd, Inc.	339
100,357	Wintrust Financial Corp.	11,157
		75,159
BIOTECHNOLOGY—4.2%
287,777	89bio, Inc. *	2,308
86,353	Ascendis Pharma AS ADR (Denmark)*,1	14,718
149,250	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	1,278
52,138	Cytokinetics, Inc. *	2,234
49,052	Exact Sciences Corp. *	2,239
74,653	Insmed, Inc. *	5,375
41,213	Kiniksa Pharmaceuticals International PLC *	1,111
39,721	Legend Biotech Corp. ADR*,1	1,388
62,456	Merus NV (Netherlands)*	2,842
1,036,722	MiMedx Group, Inc. *	7,133
101,849	MoonLake Immunotherapeutics *	4,286
5,865	Natera, Inc. *	885
59,152	Revolution Medicines, Inc. *	2,389
46,346	Rhythm Pharmaceuticals, Inc. *	3,021
182,482	Rocket Pharmaceuticals, Inc. *	1,392
49,218	Soleno Therapeutics, Inc. *	3,684
92,975	Vaxcyte, Inc. *	3,332
110,618	Viking Therapeutics, Inc. *	3,194
61,050	Xenon Pharmaceuticals, Inc. (Canada)*	2,332
		65,141
BROADLINE RETAIL—0.1%
46,991	Etsy, Inc. *	2,043
BUILDING PRODUCTS—0.8%
5,357	Carlisle Cos., Inc.	2,033
30,642	CSW Industrials, Inc.	9,575
13,798	UFP Industries, Inc.	1,364
		12,972
CAPITAL MARKETS—4.2%
257,734	Artisan Partners Asset Management, Inc. Class A	9,531

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
23,671	Cohen & Steers, Inc.	$1,806
80,040	Donnelley Financial Solutions, Inc. *	3,858
3,347	Evercore, Inc. Class A	687
3,624	FactSet Research Systems, Inc.	1,566
16,827	Hamilton Lane, Inc. Class A	2,600
23,854	Houlihan Lokey, Inc.	3,866
5,957	Morningstar, Inc.	1,696
33,364	Perella Weinberg Partners	573
58,755	Stifel Financial Corp.	5,035
372,854	StoneX Group, Inc. *	33,022
177,922	SuRo Capital Corp. *	822
		65,062
CHEMICALS—3.1%
162,664	Ashland, Inc.	8,847
106,938	Avient Corp.	3,562
328,455	Axalta Coating Systems Ltd. *	10,675
19,467	Cabot Corp.	1,529
2,270,372	Ecovyst, Inc. *	13,577
144,796	Element Solutions, Inc.	2,955
248,846	Olin Corp.	5,380
11,620	Quaker Chemical Corp.	1,231
		47,756
COMMERCIAL SERVICES & SUPPLIES—1.8%
117,936	ACV Auctions, Inc. Class A*	1,732
663,573	BrightView Holdings, Inc. *	9,104
27,797	Brink’s Co.	2,481
66,681	Casella Waste Systems, Inc. Class A*	7,832
64,087	CECO Environmental Corp. *	1,525
42,672	GFL Environmental, Inc.	2,129
24,081	MillerKnoll, Inc.	395
94,796	Quad/Graphics, Inc.	452
49,341	Tetra Tech, Inc.	1,539
9,125	UniFirst Corp.	1,629
		28,818
COMMUNICATIONS EQUIPMENT—1.2%
69,091	F5, Inc. *	18,291
CONSTRUCTION & ENGINEERING—3.3%
281,337	Ameresco, Inc. Class A*	2,991
203,599	Arcosa, Inc.	16,302
46,096	Comfort Systems USA, Inc.	18,325
225,617	Fluor Corp. *	7,872
25,478	Primoris Services Corp.	1,528
6,230	Valmont Industries, Inc.	1,827
96,313	WillScot Holdings Corp.	2,419
		51,264
CONSTRUCTION MATERIALS—0.2%
41,295	Knife River Corp. *	3,856
CONSUMER FINANCE—0.4%
196,667	SLM Corp.	5,686
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.6%
4,788	Casey’s General Stores, Inc.	2,215
88,365	Maplebear, Inc. *	3,525
108,736	PriceSmart, Inc.	11,035
138,987	Sprouts Farmers Market, Inc. *	23,767
		40,542
CONTAINERS & PACKAGING—0.4%
269,307	Graphic Packaging Holding Co.	6,816

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
DISTRIBUTORS—0.1%
5,374	Pool Corp.	$1,575
DIVERSIFIED CONSUMER SERVICES—2.7%
206,852	Frontdoor, Inc. *	8,504
35,692	Grand Canyon Education, Inc. *	6,366
880,443	Laureate Education, Inc. *	17,670
349,983	Universal Technical Institute, Inc. *	9,821
		42,361
ELECTRIC UTILITIES—0.3%
98,842	OGE Energy Corp.	4,485
ELECTRICAL EQUIPMENT—1.6%
201,395	NEXTracker, Inc. Class A*	8,179
33,690	nVent Electric PLC	1,850
26,385	Powell Industries, Inc.	4,832
27,469	Regal Rexnord Corp.	2,907
329,732	Sensata Technologies Holding PLC	7,056
		24,824
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.0%
19,339	Arrow Electronics, Inc. *	2,153
212,910	Avnet, Inc.	10,005
21,073	Badger Meter, Inc.	4,653
45,562	Celestica, Inc. (Canada)*	3,889
43,145	Cognex Corp.	1,178
13,329	Fabrinet (Thailand)*	2,733
9,597	Littelfuse, Inc.	1,750
77,248	PAR Technology Corp. *	4,511
		30,872
ENERGY EQUIPMENT & SERVICES—2.3%
75,541	Atlas Energy Solutions, Inc.	1,022
148,469	ChampionX Corp.	3,582
112,163	Expro Group Holdings NV *	928
784,949	NOV, Inc.	9,113
879,794	NPK International, Inc. *	5,085
1,057,110	Select Water Solutions, Inc.	9,007
179,773	Tidewater, Inc. *	6,506
		35,243
ENTERTAINMENT—2.1%
225,460	Atlanta Braves Holdings, Inc. Class C*	8,987
1,018,634	Lions Gate Entertainment Corp. Class A*	9,045
320,827	Lionsgate Studios Corp. (Canada)*	2,345
48,029	Madison Square Garden Sports Corp. *	9,249
1,056,783	Vivid Seats, Inc. Class A*	2,970
		32,596
FINANCIAL SERVICES—1.8%
89,632	Euronet Worldwide, Inc. *	8,882
30,668	HA Sustainable Infrastructure Capital, Inc.	766
11,487	Jack Henry & Associates, Inc.	1,992
147,102	Shift4 Payments, Inc. Class A*	12,033
34,338	WEX, Inc. *	4,477
		28,150
FOOD PRODUCTS—1.0%
31,080	Ingredion, Inc.	4,128
2,217,944	SunOpta, Inc. (Canada)*	9,582
44,895	Vital Farms, Inc. *	1,537
		15,247
GAS UTILITIES—0.2%
49,516	Brookfield Infrastructure Corp. Class A (Canada)	1,854

COMMON STOCKS—Continued
Shares		Value
GAS UTILITIES—Continued
15,371	Chesapeake Utilities Corp.	$2,024
		3,878
GROUND TRANSPORTATION—1.5%
43,576	Landstar System, Inc.	5,846
10,815	Saia, Inc. *	2,639
262,903	U-Haul Holding Co.	14,407
		22,892
HEALTH CARE EQUIPMENT & SUPPLIES—3.6%
39,401	Glaukos Corp. *	3,713
52,527	iRhythm Technologies, Inc. *	5,615
141,989	Lantheus Holdings, Inc. *	14,815
22,370	LeMaitre Vascular, Inc.	2,030
86,170	LivaNova PLC *	3,188
1,357,768	Neogen Corp. *	6,857
174,624	OrthoPediatrics Corp. *	3,636
275,141	Owlet, Inc. *	1,150
14,650	PROCEPT BioRobotics Corp. *	791
577,678	SI-BONE, Inc. *	7,885
60,977	Solventum Corp. *	4,032
8,889	STERIS PLC	1,998
		55,710
HEALTH CARE PROVIDERS & SERVICES—3.9%
623,571	AdaptHealth Corp. *	5,307
67,412	Addus HomeCare Corp. *	7,048
3,387	Chemed Corp.	1,969
1,381,953	DocGo, Inc. *	3,082
64,380	Encompass Health Corp.	7,532
16,566	Ensign Group, Inc.	2,137
27,094	GeneDx Holdings Corp. *	1,811
40,535	HealthEquity, Inc. *	3,475
94,007	Option Care Health, Inc. *	3,037
10,825	Quest Diagnostics, Inc.	1,929
429,667	RadNet, Inc. *	22,506
22,044	U.S. Physical Therapy, Inc.	1,567
		61,400
HEALTH CARE REITS—0.7%
431,372	Sila Realty Trust, Inc.	11,112
HEALTH CARE TECHNOLOGY—0.7%
335,697	HealthStream, Inc.	11,289
HOTEL & RESORT REITS—0.4%
74,870	Ryman Hospitality Properties, Inc.	6,585
HOTELS, RESTAURANTS & LEISURE—2.6%
45,507	Brinker International, Inc. *	6,111
14,494	Churchill Downs, Inc.	1,310
4,292	Domino’s Pizza, Inc.	2,105
174,592	Genius Sports Ltd. (United Kingdom)*	1,884
70,949	International Game Technology PLC	1,163
93,297	Marriott Vacations Worldwide Corp.	5,114
368,113	Norwegian Cruise Line Holdings Ltd. *	5,901
486,721	Penn Entertainment, Inc. *	7,408
171,188	Sweetgreen, Inc. Class A*	3,335
20,642	Texas Roadhouse, Inc.	3,426
36,754	Travel & Leisure Co.	1,615
6,594	Wingstop, Inc.	1,740
		41,112
HOUSEHOLD DURABLES—2.8%
23,833	Cavco Industries, Inc. *	11,770
109,746	Champion Homes, Inc. *	9,493
228,114	Green Brick Partners, Inc. *	13,456

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
103,029	SharkNinja, Inc. *	$8,294
		43,013
INDUSTRIAL REITS—0.1%
31,978	Terreno Realty Corp.	1,801
INSURANCE—3.7%
103,505	Assured Guaranty Ltd.	9,081
83,500	Baldwin Insurance Group, Inc. *	3,475
7,580	Enstar Group Ltd. *	2,535
104,490	First American Financial Corp.	6,354
28,696	Global Indemnity Group LLC Class A	828
65,890	Horace Mann Educators Corp.	2,737
85,534	Kemper Corp.	5,057
5,150	Kinsale Capital Group, Inc.	2,242
31,852	Palomar Holdings, Inc. *	4,619
16,760	Primerica, Inc.	4,392
442,599	SiriusPoint Ltd. (Sweden)*	7,436
80,375	Skyward Specialty Insurance Group, Inc. *	4,267
2,983	White Mountains Insurance Group Ltd.	5,272
		58,295
IT SERVICES—1.4%
118,705	ASGN, Inc. *	5,980
264,199	Hackett Group, Inc.	6,748
100,501	Kyndryl Holdings, Inc. *	3,258
32,530	Wix.com Ltd. (Israel)*	5,517
		21,503
LEISURE PRODUCTS—0.7%
20,956	Brunswick Corp.	965
949,079	Topgolf Callaway Brands Corp. *	6,274
152,511	YETI Holdings, Inc. *	4,354
		11,593
LIFE SCIENCES TOOLS & SERVICES—0.1%
9,335	Bio-Rad Laboratories, Inc. Class A*	2,278
MACHINERY—3.9%
48,345	Alamo Group, Inc.	8,073
40,015	Atmus Filtration Technologies, Inc.	1,387
17,612	Chart Industries, Inc. *	2,377
368,376	Douglas Dynamics, Inc.	8,834
40,838	Greenbrier Cos., Inc.	1,732
1,992,980	Hillman Solutions Corp. *	13,931
46,421	ITT, Inc.	6,361
35,673	Miller Industries, Inc.	1,456
182,999	Mueller Water Products, Inc. Class A	4,802
6,767	Nordson Corp.	1,283
9,586	SPX Technologies, Inc. *	1,286
11,970	Standex International Corp.	1,693
21,368	Stanley Black & Decker, Inc.	1,282
88,317	Timken Co.	5,674
		60,171
MARINE TRANSPORTATION—0.7%
538,273	Global Ship Lease, Inc. Class A (United Kingdom)	11,584
MEDIA—1.6%
755,921	Magnite, Inc. *	8,988
455,172	National CineMedia, Inc. *	2,608
24,430	New York Times Co. Class A	1,272
10,780	Nexstar Media Group, Inc.	1,613
1,643,091	Stagwell, Inc. *	9,169
262,493	TechTarget, Inc. *	2,092
		25,742

COMMON STOCKS—Continued
Shares		Value
METALS & MINING—0.8%
47,143	Carpenter Technology Corp.	$9,222
8,209	Reliance, Inc.	2,366
7,944	Royal Gold, Inc.	1,451
		13,039
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.4%
498,780	Ellington Financial, Inc.	6,499
MULTI-UTILITIES—0.3%
70,552	Avista Corp.	2,926
21,672	Black Hills Corp.	1,320
		4,246
OIL, GAS & CONSUMABLE FUELS—2.2%
150,889	APA Corp.	2,345
524,972	Baytex Energy Corp. (Canada)	809
156,621	Civitas Resources, Inc.	4,268
46,379	Crescent Energy Co. Class A	384
1,359,916	Kosmos Energy Ltd. (Ghana)*	2,094
37,611	Matador Resources Co.	1,487
137,128	Murphy Oil Corp.	2,815
163,632	Northern Oil & Gas, Inc.	3,976
518,526	Par Pacific Holdings, Inc. *	7,425
205,813	Uranium Energy Corp. *	1,081
387,776	Vitesse Energy, Inc.	7,930
		34,614
PERSONAL CARE PRODUCTS—0.5%
88,708	elf Beauty, Inc. *	5,488
46,846	Herbalife Ltd. *	337
20,514	Oddity Tech Ltd. Class A (Israel)*	1,261
		7,086
PHARMACEUTICALS—0.8%
978,636	Elanco Animal Health, Inc. *	9,278
50,406	LENZ Therapeutics, Inc. *	1,437
57,586	Perrigo Co. PLC	1,481
180,222	SIGA Technologies, Inc.	995
		13,191
PROFESSIONAL SERVICES—3.4%
15,197	Booz Allen Hamilton Holding Corp.	1,824
2,371	Broadridge Financial Solutions, Inc.	575
34,100	Concentrix Corp.	1,741
253,645	Franklin Covey Co. *	5,152
123,999	Insperity, Inc.	8,061
648,608	Legalzoom.com, Inc. *	4,748
61,731	ManpowerGroup, Inc.	2,659
81,335	Maximus, Inc.	5,446
689,696	Spire Global, Inc. *	6,476
18,412	TransUnion	1,528
637,347	Verra Mobility Corp. *	13,894
8,649	WNS Holdings Ltd. (India)*	523
		52,627
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.4%
9,588	FirstService Corp. (Canada)	1,683
33,880	Jones Lang LaSalle, Inc. *	7,705
776,225	Kennedy-Wilson Holdings, Inc.	4,968
183,335	Marcus & Millichap, Inc.	5,573
189,719	Real Brokerage, Inc. (Canada)*	837
43,771	RMR Group, Inc. Class A	642
312,204	Seritage Growth Properties Class A*	924
		22,332
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.1%
128,806	Axcelis Technologies, Inc. *	6,309

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
43,962	Credo Technology Group Holding Ltd. *	$1,893
162,139	FormFactor, Inc. *	4,563
4,488,473	indie Semiconductor, Inc. Class A (China)*	8,932
38,346	Kulicke & Soffa Industries, Inc. (Singapore)	1,236
119,780	MKS Instruments, Inc.	8,401
17,959	Onto Innovation, Inc. *	2,190
34,741	Power Integrations, Inc.	1,706
64,934	Rambus, Inc. *	3,168
318,025	Semtech Corp. *	9,938
112,349	Silicon Motion Technology Corp. ADR (Taiwan)[1]	5,561
417,211	Ultra Clean Holdings, Inc. *	7,804
12,135	Universal Display Corp.	1,525
		63,226
SOFTWARE—6.4%
830,725	A10 Networks, Inc.	13,690
84,160	ACI Worldwide, Inc. *	4,491
64,765	AvePoint, Inc. *	1,059
37,377	Bentley Systems, Inc. Class B	1,607
110,671	Braze, Inc. Class A*	3,445
127,591	Cellebrite DI Ltd. (Israel)*	2,525
48,324	Clear Secure, Inc. Class A	1,193
9,128	Commvault Systems, Inc. *	1,526
185,483	Core Scientific, Inc. *	1,502
455,201	Digital Turbine, Inc. *	1,366
116,258	Dynatrace, Inc. *	5,461
276,115	I3 Verticals, Inc. Class A*	6,936
40,552	InterDigital, Inc.	8,151
984,414	NCR Voyix Corp. *	8,436
1,674,718	Porch Group, Inc. *	9,713
69,570	Procore Technologies, Inc. *	4,459
339,218	Rapid7, Inc. *	8,012
121,991	Riot Platforms, Inc. *	883
267,826	Tenable Holdings, Inc. *	8,188
321,045	Viant Technology, Inc. Class A*	4,594
114,615	Weave Communications, Inc. *	1,215
63,794	Zeta Global Holdings Corp. Class A*	833
		99,285
SPECIALTY RETAIL—1.3%
34,380	Abercrombie & Fitch Co. Class A*	2,387

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
665,259	Arhaus, Inc. *	$5,229
12,019	Boot Barn Holdings, Inc. *	1,254
7,512	Dick’s Sporting Goods, Inc.	1,410
16,741	Lithia Motors, Inc.	4,901
107,540	ODP Corp. *	1,471
48,133	Sonic Automotive, Inc. Class A	2,923
		19,575
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
45,257	IonQ, Inc. *	1,243
TEXTILES, APPAREL & LUXURY GOODS—0.6%
94,880	Birkenstock Holding PLC (Germany)*	4,880
201,883	Steven Madden Ltd.	4,239
		9,119
TRADING COMPANIES & DISTRIBUTORS—3.0%
189,375	Air Lease Corp.	8,855
15,346	Applied Industrial Technologies, Inc.	3,733
143,334	BlueLinx Holdings, Inc. *	9,337
153,337	FTAI Aviation Ltd.	16,424
54,789	GMS, Inc. *	4,014
41,764	Rush Enterprises, Inc. Class A	2,130
11,585	WESCO International, Inc.	1,888
		46,381
TOTAL COMMON STOCKS (Cost $1,653,972)		1,524,702

EXCHANGE-TRADED FUNDS—0.4%

(Cost $7,817)
CAPITAL MARKETS—0.4%
48,628	iShares Russell 2000 Value ETF	7,042
TOTAL INVESTMENTS—98.1% (Cost $1,661,789)		1,531,744
CASH AND OTHER ASSETS, LESS LIABILITIES—1.9%		29,247
TOTAL NET ASSETS—100%		$1,560,991

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: Jennison Associates LLC
Value and Cost in Thousands

COMMON STOCKS—96.6%
Shares		Value
AEROSPACE & DEFENSE—3.9%
197,032	Axon Enterprise, Inc. *	$120,840
2,574,610	Boeing Co. *	471,771
1,847,041	General Electric Co.	372,253
		964,864
AUTOMOBILES—2.1%
1,845,606	Tesla, Inc. *	520,756
BIOTECHNOLOGY—2.1%
1,047,360	Vertex Pharmaceuticals, Inc. *	533,630
BROADLINE RETAIL—8.5%
9,845,974	Amazon.com, Inc. *	1,815,794
134,822	MercadoLibre, Inc. (Brazil)*	314,250
		2,130,044
CAPITAL MARKETS—1.8%
232,120	Goldman Sachs Group, Inc.	127,097
683,269	KKR & Co., Inc.	78,077
239,273	LPL Financial Holdings, Inc.	76,517
360,295	Moody’s Corp.	163,257
		444,948
CONSUMER STAPLES DISTRIBUTION & RETAIL—4.1%
612,797	Costco Wholesale Corp.	609,427
4,221,013	Walmart, Inc.	410,493
		1,019,920
ELECTRIC UTILITIES—0.8%
943,680	Constellation Energy Corp.	210,856
ENTERTAINMENT—8.1%
1,260,068	Netflix, Inc. *	1,426,044
493,012	Spotify Technology SA *	302,700
3,241,417	Walt Disney Co.	294,807
		2,023,551
FINANCIAL SERVICES—5.7%
1,479,691	Mastercard, Inc. Class A	810,959
1,777,455	Visa, Inc. Class A	614,111
		1,425,070
GROUND TRANSPORTATION—1.5%
4,667,427	Uber Technologies, Inc. *	378,108
HEALTH CARE EQUIPMENT & SUPPLIES—2.7%
2,576,995	Dexcom, Inc. *	183,946
2,735,075	Edwards Lifesciences Corp. *	206,471
573,386	Intuitive Surgical, Inc. *	295,752
		686,169
HOTELS, RESTAURANTS & LEISURE—2.0%
1,032,875	Airbnb, Inc. Class A*	125,928
644,779	Cava Group, Inc. *	59,597
982,372	Hilton Worldwide Holdings, Inc.	221,505
1,211,100	Starbucks Corp.	96,949
		503,979
INSURANCE—0.8%
744,313	Progressive Corp.	209,703

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—9.6%
3,497,038	Alphabet, Inc. Class A	$555,330
3,491,990	Alphabet, Inc. Class C	561,826
2,321,278	Meta Platforms, Inc. Class A	1,274,382
		2,391,538
IT SERVICES—0.8%
1,188,950	Snowflake, Inc. Class A*	189,626
MEDIA—0.5%
2,563,443	Trade Desk, Inc. Class A*	137,477
PHARMACEUTICALS—5.4%
2,438,813	AstraZeneca PLC ADR (United Kingdom)[1]	175,083
1,007,102	Eli Lilly & Co.	905,334
4,108,787	Novo Nordisk AS ADR (Denmark)[1]	273,029
		1,353,446
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—13.5%
5,446,168	Broadcom, Inc.	1,048,224
18,572,928	NVIDIA Corp.	2,022,963
1,188,395	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	198,094
711,242	Texas Instruments, Inc.	113,834
		3,383,115
SOFTWARE—13.2%
264,960	Adobe, Inc. *	99,355
76,024	AppLovin Corp. Class A*	20,474
1,647,336	Cadence Design Systems, Inc. *	490,478
1,074,452	Crowdstrike Holdings, Inc. Class A*	460,800
1,228,504	Datadog, Inc. Class A*	125,504
4,039,960	Microsoft Corp.	1,596,835
753,248	Salesforce, Inc.	202,405
312,505	ServiceNow, Inc. *	298,445
		3,294,296
SPECIALTY RETAIL—2.7%
2,772,511	Industria de Diseno Textil SA (Spain)[2]	149,092
200,386	O’Reilly Automotive, Inc. *	283,586
1,804,805	TJX Cos., Inc.	232,242
		664,920
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.5%
6,478,932	Apple, Inc.	1,376,773
TEXTILES, APPAREL & LUXURY GOODS—1.3%
859,200	adidas AG (Germany)	197,695
2,228,236	NIKE, Inc. Class B	125,672
		323,367
TOTAL COMMON STOCKS (Cost $9,548,103)		24,166,156
TOTAL INVESTMENTS—96.6% (Cost $9,548,103)		24,166,156
CASH AND OTHER ASSETS, LESS LIABILITIES—3.4%		863,512
TOTAL NET ASSETS—100%		$25,029,668

⬤

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of April 30, 2025, the investments in adidas AG and Industria de Diseno Textil SA (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
All or a portion of this security was out on loan as of April 30, 2025.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: BlueCove Limited
Principal Amounts, Value and Cost in Thousands

Convertible Bonds—84.7%
Principal Amount		Value
AEROSPACE & DEFENSE—0.9%
$50	Rocket Lab USA, Inc. 4.250%—02/01/2029[1]	$218
AUTOMOBILES—2.6%
200	Lucid Group, Inc. 1.250%—12/15/2026[1]	175
	Rivian Automotive, Inc.
300	3.625%—10/15/2030	272
200	4.625%—03/15/2029	205
		477
		652
BIOTECHNOLOGY—6.7%
100	ANI Pharmaceuticals, Inc. 2.250%—09/01/2029[1]	117
	Bridgebio Pharma, Inc.
100	1.750%—03/01/2031[1]	110
200	2.250%—02/01/2029	183
100	2.500%—03/15/2027	120
		413
100	Dynavax Technologies Corp. 2.000%—03/15/2030[1]	95
	Guardant Health, Inc.
300	0.000%—11/15/2027[2]	265
100	1.250%—02/15/2031	108
		373
300	Halozyme Therapeutics, Inc. 0.250%—03/01/2027	314
100	Novavax, Inc. 5.000%—12/15/2027	94
100	Sarepta Therapeutics, Inc. 1.250%—09/15/2027	95
200	Travere Therapeutics, Inc. 2.250%—03/01/2029	203
		1,704
CAPITAL MARKETS—0.3%
100	Riot Platforms, Inc. 0.750%—01/15/2030[1]	77
COMMERCIAL SERVICES & SUPPLIES—3.6%
100	Affirm Holdings, Inc. 0.750%—12/15/2029[1]	90
200	Alarm.com Holdings, Inc. 0.000%—01/15/2026[2]	192
300	Block, Inc. 0.250%—11/01/2027	267
100	Sabre GLBL, Inc. 7.320%—08/01/2026	104
100	Stride, Inc. 1.125%—09/01/2027	273
		926
CONSTRUCTION & ENGINEERING—0.7%
100	Granite Construction, Inc. 3.750%—05/15/2028	184

Convertible Bonds—Continued
Principal Amount		Value
CONSUMER FINANCE—0.8%
	Upstart Holdings, Inc.
$100	1.000%—11/15/2030[1]	$84
100	2.000%—10/01/2029[1]	131
		215
		215
DIVERSIFIED FINANCIAL SERVICES—0.4%
100	Encore Capital Group, Inc. 4.000%—03/15/2029	90
DIVERSIFIED REITS—1.3%
200	Welltower OP LLC 2.750%—05/15/2028[1]	326
DIVERSIFIED TELECOMMUNICATION SERVICES—1.5%
100	A10 Networks, Inc. 2.750%—04/01/2030[1]	99
200	AST SpaceMobile, Inc. 4.250%—03/01/2032[1]	235
40	EchoStar Corp. 3.875%—11/30/2030	43
		377
ELECTRIC UTILITIES—4.3%
100	CMS Energy Corp. 3.375%—05/01/2028	111
300	Duke Energy Corp. 4.125%—04/15/2026	327
200	FirstEnergy Corp. 4.000%—05/01/2026	207
100	Pinnacle West Capital Corp. 4.750%—06/15/2027[1]	113
100	PPL Capital Funding, Inc. 2.875%—03/15/2028	114
200	Southern Co. 3.875%—12/15/2025	225
		1,097
ELECTRICAL EQUIPMENT—0.5%
100	OSI Systems, Inc. 2.250%—08/01/2029[1]	127
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.0%
100	Itron, Inc. 0.000%—03/15/2026[2]	106
	Lumentum Holdings, Inc.
300	0.500%—06/15/2028	278
100	1.500%—12/15/2029	114
		392
100	PAR Technology Corp. 1.500%—10/15/2027	105
200	Vishay Intertechnology, Inc. 2.250%—09/15/2030	167
		770
ENERGY EQUIPMENT & SERVICES—0.2%
100	Nabors Industries, Inc. 1.750%—06/15/2029	56

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
ENTERTAINMENT—3.2%
$100	Cinemark Holdings, Inc. 4.500%—08/15/2025	$210
300	DraftKings Holdings, Inc. 0.000%—03/15/2028[2]	265
	Live Nation Entertainment, Inc.
200	2.875%—01/15/2030[1]	207
100	3.125%—01/15/2029	141
		348
		823
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—3.0%
200	Blackstone Mortgage Trust, Inc. 5.500%—03/15/2027	195
200	PennyMac Corp. 5.500%—03/15/2026	196
100	Starwood Property Trust, Inc. 6.750%—07/15/2027	104
200	Ventas Realty LP 3.750%—06/01/2026	264
		759
FINANCIAL SERVICES—3.6%
100	Bread Financial Holdings, Inc. 4.250%—06/15/2028	147
	Coinbase Global, Inc.
100	0.250%—04/01/2030	100
200	0.500%—06/01/2026	201
		301
100	EZCORP, Inc. 3.750%—12/15/2029[1]	163
200	SoFi Technologies, Inc. 1.250%—03/15/2029[1]	304
		915
GROUND TRANSPORTATION—1.3%
300	Uber Technologies, Inc. 0.000%—12/15/2025[2]	336
HEALTH CARE EQUIPMENT & SUPPLIES—1.6%
300	Dexcom, Inc. 0.250%—11/15/2025	293
100	Insulet Corp. 0.375%—09/01/2026	124
		417
HEALTH CARE PROVIDERS & SERVICES—4.2%
100	Alphatec Holdings, Inc. 0.750%—03/15/2030[1]	99
200	Exact Sciences Corp. 0.375%—03/15/2027	187
300	Haemonetics Corp. 0.000%—03/01/2026[2]	288
100	iRhythm Technologies, Inc. 1.500%—09/01/2029	105
300	Novocure Ltd. 0.000%—11/01/2025[2]	292
100	Omnicell, Inc. 1.000%—12/01/2029[1]	90
		1,061

Convertible Bonds—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—1.6%
$200	Carnival Corp. 5.750%—12/01/2027	$320
100	Shake Shack, Inc. 0.000%—03/01/2028[2]	93
		413
HOUSEHOLD PRODUCTS—0.4%
100	Spectrum Brands, Inc. 3.375%—06/01/2029[1]	93
INTERACTIVE MEDIA & SERVICES—1.7%
	Snap, Inc.
300	0.125%—03/01/2028	255
100	0.500%—05/01/2030[1]	82
		337
100	Upwork, Inc. 0.250%—08/15/2026	94
		431
INTERNET & CATALOG RETAIL—2.7%
100	Airbnb, Inc. 0.000%—03/15/2026[2]	96
300	Expedia Group, Inc. 0.000%—02/15/2026[2]	293
100	Lyft, Inc. 0.625%—03/01/2029	98
200	Okta, Inc. 0.375%—06/15/2026	193
		680
IT SERVICES—2.4%
100	Akamai Technologies, Inc. 1.125%—02/15/2029	97
100	Alignment Healthcare, Inc. 4.250%—11/15/2029[1]	142
400	Super Micro Computer, Inc. 3.500%—03/01/2029	370
		609
LEISURE PRODUCTS—1.5%
100	Liberty TripAdvisor Holdings, Inc. 0.500%—06/30/2051[1]	100
	NCL Corp. Ltd.
200	1.125%—02/15/2027	189
100	2.500%—02/15/2027	97
		286
		386
MACHINERY—2.9%
100	Axon Enterprise, Inc. 0.500%—12/15/2027	271
	Bloom Energy Corp.
100	3.000%—06/01/2028	126
200	3.000%—06/01/2029[1]	240
		366
100	JBT Marel Corp. 0.250%—05/15/2026	99
		736

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
MEDIA—0.9%
$100	Cable One, Inc. 1.125%—03/15/2028	$81
100	Liberty Media Corp. 2.375%—09/30/2053[1]	140
		221
METALS & MINING—0.9%
100	MP Materials Corp. 3.000%—03/01/2030[1]	140
100	Xometry, Inc. 1.000%—02/01/2027	96
		236
MULTI-UTILITIES—0.5%
100	WEC Energy Group, Inc. 4.375%—06/01/2029[1]	120
OIL, GAS & CONSUMABLE FUELS—0.4%
100	Centrus Energy Corp. 2.250%—11/01/2030[1]	99
PASSENGER AIRLINES—0.4%
100	JetBlue Airways Corp. 0.500%—04/01/2026	95
PHARMACEUTICALS—1.1%
100	Herbalife Ltd. 4.250%—06/15/2028	82
200	Pacira BioSciences, Inc. 2.125%—05/15/2029[1]	204
		286
PROFESSIONAL SERVICES—0.4%
100	CSG Systems International, Inc. 3.875%—09/15/2028	109
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.3%
200	Synaptics, Inc. 0.750%—12/01/2031[1]	177
	Wolfspeed, Inc.
100	0.250%—02/15/2028	33
100	1.750%—05/01/2026	72
200	1.875%—12/01/2029	58
		163
		340
SOFTWARE—19.3%
100	Bandwidth, Inc. 0.500%—04/01/2028	81
	Bentley Systems, Inc.
100	0.125%—01/15/2026	98
100	0.375%—07/01/2027	92
		190
100	Bill Holdings, Inc. 0.000%—04/01/2030[1,2]	85
100	Cleanspark, Inc. 0.000%—06/15/2030[1,2]	78
200	Cloudflare, Inc. 0.000%—08/15/2026[2]	204
100	Confluent, Inc. 0.000%—01/15/2027[2]	92

Convertible Bonds—Continued
Principal Amount		Value
SOFTWARE—Continued
$100	Dayforce, Inc. 0.250%—03/15/2026	$96
100	DigitalOcean Holdings, Inc. 0.000%—12/01/2026[2]	93
	Dropbox, Inc.
300	0.000%—03/01/2026[2]	301
100	0.000%—03/01/2028[2]	103
		404
100	Five9, Inc. 1.000%—03/15/2029	85
200	Guidewire Software, Inc. 1.250%—11/01/2029[1]	220
	MARA Holdings, Inc.
200	0.000%—03/01/2030[1,2]	158
100	2.125%—09/01/2031[1]	91
		249
	MicroStrategy, Inc.
500	0.000%—12/01/2029[1,2]	457
200	0.000%—03/01/2030[1,2]	225
200	0.875%—03/15/2031	353
100	2.250%—06/15/2032[1]	201
		1,236
300	Nutanix, Inc. 0.500%—12/15/2029[1]	325
200	PagerDuty, Inc. 1.500%—10/15/2028	189
100	Porch Group, Inc. 6.750%—10/01/2028[1]	89
200	Q2 Holdings, Inc. 0.750%—06/01/2026	222
	Snowflake, Inc.
300	0.000%—10/01/2027[1,2]	369
100	0.000%—10/01/2029[1,2]	124
		493
100	Tyler Technologies, Inc. 0.250%—03/15/2026	118
100	Unity Software, Inc. 0.000%—03/15/2030[1,2]	94
200	Verint Systems, Inc. 0.250%—04/15/2026	190
100	Workiva, Inc. 1.250%—08/15/2028	94
		4,927
SPECIALTY RETAIL—0.8%
200	Cheesecake Factory, Inc. 2.000%—03/15/2030[1]	197
WATER UTILITIES—0.8%
200	American Water Capital Corp. 3.625%—06/15/2026	207
WIRELESS TELECOMMUNICATION SERVICES—1.0%
100	InterDigital, Inc. 3.500%—06/01/2027	261
Total Convertible Bonds (Cost $20,466)		21,576

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Convertible Preferred Stocks—13.8%
Shares		Value
AEROSPACE & DEFENSE—2.4%
9,856	Boeing Co.—6.000%	$605
BANKS—3.0%
100	Bank of America Corp.—7.250%	117
550	Wells Fargo & Co.—7.500%	639
		756
CAPITAL MARKETS—1.0%
5,355	KKR & Co., Inc.*—6.250%	257
CHEMICALS—0.2%
2,000	Albemarle Corp.—7.250%	61
DIVERSIFIED REITS—1.2%
12,400	RLJ Lodging Trust—1.950%	301
ELECTRIC UTILITIES—1.8%
8,200	NextEra Energy, Inc.—6.926%	316
3,240	PG&E Corp.—6.000%	141
		457
FINANCIAL SERVICES—1.3%
2,775	AMG Capital Trust II—5.150%	144
2,700	Apollo Global Management, Inc.—6.750%	195
		339

Convertible Preferred Stocks—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—0.2%
996	BrightSpring Health Services, Inc.—6.750%	$62
MACHINERY—0.3%
1,300	Chart Industries, Inc.—6.750%	69
OIL, GAS & CONSUMABLE FUELS—1.4%
7,200	El Paso Energy Capital Trust I—4.750%	350
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.4%
2,312	Microchip Technology, Inc.*—7.500%	110
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.6%
3,119	Hewlett Packard Enterprise Co.—7.625%	157
Total Convertible Preferred Stocks (Cost $3,728)		3,524
TOTAL INVESTMENTS—98.5% (Cost $24,194)		25,100
CASH AND OTHER ASSETS, LESS LIABILITIES—1.5%		383
TOTAL NET ASSETS—100.0%		$25,483

FAIR VALUE MEASUREMENTS
As of April 30, 2025, the investments in Convertible Preferred Stocks (as disclosed in the preceding Portfolio of Investments) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2025, the aggregate value of these securities was $7,110 or 28% of net assets.
2
Zero coupon bond
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: Income Research + Management
Principal Amounts, Value and Cost in Thousands

Asset-Backed Securities—12.9%
Principal Amount		Value
$1,932	AIMCO CLO 14 Ltd. Series 2021-14A Cl. A 5.521% (3 Month USD Term SOFR + 1.252%) 04/20/2034[1,2]	$1,932
385	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	369
514	American Tower Trust I 5.490%—03/15/2053[1]	523
	AMSR Trust
671	Series 2020-SFR2 Cl. A 1.632%—07/17/2037[1]	667
782	Series 2022-SFR3 Cl. A 4.000%—10/17/2039[1]	773
7,154	Series 2024-SFR1 Cl. A 4.290%—07/17/2041[1,3]	7,030
		8,470
1,120	Apidos CLO XLVII Ltd. Series 2024-47A Cl. A1 5.783% (3 Month USD Term SOFR + 1.500%) 04/26/2037[1,2]	1,122
	Avis Budget Rental Car Funding AESOP LLC
2,500	Series 2024-3A Cl. A 5.230%—12/20/2030[1]	2,549
1,513	Series 2024-1A Cl. A 5.360%—06/20/2030[1]	1,549
		4,098
	CIFC Funding Ltd.
5,816	Series 2014-4RA Cl. A1A2 5.270% (3 Month USD Term SOFR + 0.990%) 01/17/2035[1,2]	5,766
1,630	Series 2022-1A Cl. A 5.600% (3 Month USD Term SOFR + 1.320%) 04/17/2035[1,2]	1,628
196	Series 2018-3A Cl. A 5.631% (3 Month USD Term SOFR + 1.362%) 07/18/2031[1,2]	196
1,548	Series 2024-3A Cl. A1 5.750% (3 Month USD Term SOFR + 1.480%) 07/21/2037[1,2]	1,554
497	Series 2023-3A Cl. A 5.869% (3 Month USD Term SOFR + 1.600%) 01/20/2037[1,2]	498
		9,642
1,286	Citizens Auto Receivables Trust Series 2024-1 Cl. A3 5.110%—04/17/2028[1]	1,294
	DB Master Finance LLC
2,293	Series 2021-1A Cl. A2I 2.045%—11/20/2051[1]	2,197
1,860	Series 2017-1A Cl. A2II 4.030%—11/20/2047[1]	1,829
		4,026
291	Discover Card Execution Note Trust Series 2022-A4 Cl. A 5.030%—10/15/2027	292
2,428	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	2,265

Asset-Backed Securities—Continued
Principal Amount		Value
$2,976	Elmwood CLO 30 Ltd. Series 2024-6A Cl. A 5.710% (3 Month USD Term SOFR + 1.430%) 07/17/2037[1,2]	$2,971
3,172	Elmwood CLO 31 Ltd. Series 2024-7A Cl. A1 5.630% (3 Month USD Term SOFR + 1.350%) 07/17/2037[1,2]	3,164
4,199	Elmwood CLO 39 Ltd. Series 2025-2A Cl. A1 5.424% (3 Month USD Term SOFR + 1.140%) 04/17/2038[1,2]	4,146
1,235	Enterprise Fleet Financing LLC Series 2024-1 Cl. A2 5.230%—03/20/2030[1]	1,245
	FirstKey Homes Trust
326	Series 2020-SFR2 Cl. A 1.266%—10/19/2037[1]	320
350	Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	336
		656
1,000	Ford Credit Auto Owner Trust Series 2023-2 Cl. A 5.280%—02/15/2036[1]	1,030
2,200	GM Financial Automobile Leasing Trust Series 2024-1 Cl. A3 5.090%—03/22/2027	2,210
	GM Financial Consumer Automobile Receivables Trust
288	Series 2022-3 Cl. A4 3.710%—12/16/2027	286
1,204	Series 2024-1 Cl. A3 4.850%—12/18/2028	1,212
		1,498
	GMF Floorplan Owner Revolving Trust
3,710	Series 2024-2A Cl. A 5.060%—03/15/2031[1]	3,810
2,081	Series 2023-2 Cl. A 5.340%—06/15/2030[1]	2,145
		5,955
822	GoldenTree Loan Management U.S. CLO 17 Ltd. Series 2023-17A Cl. A 6.022% (3 Month USD Term SOFR + 1.750%) 07/20/2036[1,2]	824
5,324	Golub Capital Partners CLO 62B Ltd. Series 2022-62A Cl. AR 5.626% (3 Month USD Term SOFR + 1.370%) 10/15/2037[1,2]	5,301
	Home Partners of America Trust
230	Series 2020-2 Cl. A 1.532%—01/17/2041[1]	208
183	Series 2022-1 Cl. A 3.930%—04/17/2039[1]	181
		389
2,000	Kubota Credit Owner Trust Series 2024-1A Cl. A3 5.190%—07/17/2028[1]	2,029
362	Mercedes-Benz Auto Receivables Trust Series 2022-1 Cl. A4 5.250%—02/15/2029	367

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
	Navient Private Education Refi Loan Trust
$82	Series 2021-A Cl. A 0.840%—05/15/2069[1]	$75
188	Series 2021-BA Cl. A 0.940%—07/15/2069[1]	172
		247
	NextGear Floorplan Master Owner Trust
3,147	Series 2024-1A Cl. A2 5.120%—03/15/2029[1]	3,196
1,087	Series 2023-1A Cl. A2 5.740%—03/15/2028[1]	1,099
		4,295
	Palmer Square CLO Ltd.
3,427	Series 2022-4A Cl. A1R 5.620% (3 Month USD Term SOFR + 1.350%) 10/20/2037[1,2]	3,425
1,105	Series 2024-1A Cl. A 5.756% (3 Month USD Term SOFR + 1.500%) 04/15/2037[1,2]	1,108
360	Series 2020-3A Cl. A1R2 5.973% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,2]	360
		4,893
78	Palmer Square Loan Funding Ltd. Series 2022-2A Cl. A1 5.526% (3 Month USD Term SOFR + 1.270%) 10/15/2030[1,2]	78
	PFS Financing Corp.
2,129	Series 2024-B Cl. A 4.950%—02/15/2029[1]	2,151
2,833	Series 2024-D Cl. A 5.340%—04/15/2029[1]	2,888
522	Series 2023-A Cl. A 5.800%—03/15/2028[1]	528
		5,567
2,052	Planet Fitness Master Issuer LLC Series 2024-1A Cl. A2I 5.765%—06/05/2054[1]	2,100
	Progress Residential Trust
1,081	Series 2022-SFR2 Cl. A 2.950%—04/17/2027[1]	1,052
5,933	Series 2024-SFR4 Cl. A 3.100%—07/17/2041[1]	5,570
		6,622
	SBA Small Business Investment Cos.
4,200	Series 2025-10A Cl. 1 4.963%—03/10/2035	4,268
4,037	Series 2024-10A Cl. 1 5.035%—03/10/2034	4,119
1,425	Series 2023-10A Cl. 1 5.168%—03/10/2033	1,458
6,123	Series 2023-10B Cl. 1 5.688%—09/10/2033	6,408
		16,253
	SBA Tower Trust
500	1.631%—05/15/2051[1]	476
705	2.593%—10/15/2056[1]	612
6,531	4.831%—10/15/2029[1]	6,456
1,578	6.599%—11/15/2052[1]	1,616
		9,160

Asset-Backed Securities—Continued
Principal Amount		Value
$4,727	SBNA Auto Lease Trust Series 2024-B Cl. A3 5.560%—11/22/2027[1]	$4,777
1,281	SFS Auto Receivables Securitization Trust Series 2024-1A Cl. A3 4.950%—05/21/2029[1]	1,289
162	Store Master Funding I-VII & XIV Series 2019-1 Cl. A1 2.820%—11/20/2049[1]	157
	Subway Funding LLC
3,980	Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	4,034
5,060	Series 2024-1A Cl. A2II 6.268%—07/30/2054[1]	5,159
		9,193
	Taco Bell Funding LLC
2,554	Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	2,424
614	Series 2021-1A Cl. A2II 2.294%—08/25/2051[1]	558
		2,982
	Tricon Residential Trust
3,066	Series 2024-SFR3 Cl. A 4.500%—08/17/2041[1]	3,037
5,194	Series 2024-SFR2 Cl. A 4.750%—06/17/2040[1]	5,189
5,760	Series 2023-SFR2 Cl. A 5.000%—12/17/2040[1]	5,812
		14,038
	U.S. Small Business Administration
47	Series 2012-20C Cl. 1 2.510%—03/01/2032	45
81	Series 2017-20H Cl. 1 2.750%—08/01/2037	76
146	Series 2014-20K Cl. 1 2.800%—11/01/2034	139
139	Series 2015-20H Cl. 1 2.820%—08/01/2035	132
127	Series 2017-20J Cl. 1 2.850%—10/01/2037	118
149	Series 2018-20B Cl. 1 3.220%—02/01/2038	140
235	Series 2018-20G Cl. 1 3.540%—07/01/2038	229
269	Series 2023-25B Cl. 1 4.610%—02/01/2048	267
349	Series 2022-25L Cl. 1 4.710%—12/01/2047	351
997	Series 2023-25A Cl. 1 4.910%—01/01/2048	1,013
3,001	Series 2024-25C Cl. 1 4.970%—03/01/2049	3,040
6,205	Series 2024-25K Cl. 1 5.010%—11/01/2049	6,250
1,219	Series 2024-25A Cl. 1 5.050%—01/01/2049	1,251
3,760	Series 2024-25B Cl. 1 5.070%—02/01/2049	3,797
1,022	Series 2022-25K Cl. 1 5.130%—11/01/2047	1,048
2,410	Series 2023-25H Cl. 1 5.150%—08/01/2048	2,459

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
$1,799	Series 2023-25L Cl. 1 5.280%—12/01/2048	$1,859
4,290	Series 2024-25D Cl. 1 5.380%—04/01/2049	4,438
485	Series 2023-25I Cl. 1 5.410%—09/01/2048	502
1,141	Series 2023-25K Cl. 1 5.710%—11/01/2048	1,208
		28,362
251	Vantage Data Centers LLC Series 2020-2A Cl. A2 1.992%—09/15/2045[1]	234
	Wendy’s Funding LLC
196	Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	179
962	Series 2021-1A Cl. A2II 2.775%—06/15/2051[1]	845
431	Series 2019-1A Cl. A2I 3.783%—06/15/2049[1]	425
3,198	Series 2019-1A Cl. A2II 4.080%—06/15/2049[1]	3,078
		4,527
Total Asset-Backed Securities (Cost $178,252)		180,592

Collateralized Mortgage Obligations—6.9%

4,092	ARES Trust Series 2025-IND3 Cl. A 5.800% (1 Month USD Term SOFR + 1.500%) 04/15/2042[1,2]	4,066
709	Bank Series 2017-BNK6 Cl. A5 3.518%—07/15/2060	693
	Bank5
6,513	Series 2023-5YR1 Cl. A3 6.260%—04/15/2056[2]	6,793
5,563	Series 2023-5YR3 Cl. A3 6.724%—09/15/2056[2]	5,915
		12,708
	BBCMS Mortgage Trust
4,623	Series 2024-C26 Cl. A5 5.829%—05/15/2057	4,889
3,466	Series 2024-5C25 Cl. A3 5.946%—03/15/2057	3,621
6,382	Series 2024-5C27 Cl. A3 6.014%—07/15/2057	6,704
		15,214
	Benchmark Mortgage Trust
387	Series 2021-B26 Cl. A3 2.391%—06/15/2054	359
2,440	Series 2024-V5 Cl. A3 5.805%—01/10/2057	2,536
700	Series 2023-V2 Cl. A3 5.812%—05/15/2055[2]	722
4,944	Series 2024-V6 Cl. A3 5.926%—03/15/2057	5,157
		8,774

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$4,000	BMARK Trust Series 2023-V4 Cl. A3 6.841%—11/15/2056[2]	$4,266
549	BMO Mortgage Trust Series 2023-C7 Cl. A5 6.160%—12/15/2056	589
	BX Commercial Mortgage Trust
1,403	Series 2021-VOLT Cl. A 5.136% (1 Month USD Term SOFR + 0.814%) 09/15/2036[1,2]	1,391
2,791	Series 2024-XL5 Cl. A 5.714% (1 Month USD Term SOFR + 1.392%) 03/15/2041[1,2]	2,791
203	Series 2023-XL3 Cl. A 6.083% (1 Month USD Term SOFR + 1.761%) 12/09/2040[1,2]	204
		4,386
	BX Trust
2,699	Series 2022-CLS Cl. A 5.760%—10/13/2027[1]	2,738
4,125	Series 2025-VLT6 Cl. A 5.765% (1 Month USD Term SOFR + 1.443%) 03/15/2042[1,2]	4,091
		6,829
1,676	Citigroup Commercial Mortgage Trust Series 2016-C2 Cl. A3 2.575%—08/10/2049	1,642
3,798	Citigroup Mortgage Loan Trust Series 2025-1 Cl. A8 5.500%—01/25/2055[1,2]	3,802
	COMM Mortgage Trust
387	Series 2016-COR1 Cl. A3 2.826%—10/10/2049	375
2,253	Series 2016-CR28 Cl. A4 3.762%—02/10/2049	2,238
		2,613
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
912	Series 2018-4 Cl. MA 3.500%—03/25/2058	878
140	Series 2019-2 Cl. MA 3.500%—08/26/2058	133
		1,011
3,160	FIVE Mortgage Trust Series 2023-V1 Cl. A3 5.668%—02/10/2056[2]	3,243
550	GS Mortgage Securities Trust Series 2016-GS3 Cl. A4 2.850%—10/10/2049	534
92	GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Cl. A2 3.000%—01/25/2051[1,2]	79
	JP Morgan Mortgage Trust
4,084	Series 2025-2 Cl. A4A 5.500%—07/25/2055[1,2]	4,087
1,672	Series 2024-4 Cl. A4A 6.000%—10/25/2054[1,2]	1,692
2,059	Series 2024-5 Cl. A4 6.000%—11/25/2054[1,2]	2,077
		7,856

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
	Morgan Stanley Bank of America Merrill Lynch Trust
$2,518	Series 2016-C29 Cl. A3 3.058%—05/15/2049	$2,489
665	Series 2015-C22 Cl. A4 3.306%—04/15/2048	663
209	Series 2015-C25 Cl. A4 3.372%—10/15/2048	209
600	Series 2015-C26 Cl. A5 3.531%—10/15/2048	597
		3,958
	Morgan Stanley Capital I Trust
2,564	Series 2016-UB11 Cl. A4 2.782%—08/15/2049	2,499
3,144	Series 2016-UBS9 Cl. A4 3.594%—03/15/2049	3,101
		5,600
40	PSMC Trust Series 2020-2 Cl. A2 3.000%—05/25/2050[1,2]	35
2,035	Sequoia Mortgage Trust Series 2024-5 Cl. A5 6.000%—06/25/2054[1,2]	2,054
332	Tricon American Homes Series 2020-SFR1 Cl. A 1.499%—07/17/2038[1]	324
394	UBS Commercial Mortgage Trust Series 2018-C13 Cl. ASB 4.241%—10/15/2051	391
	Wells Fargo Commercial Mortgage Trust
2,167	Series 2021-C60 Cl. A4 2.342%—08/15/2054	1,885
380	Series 2015-C31 Cl. A4 3.695%—11/15/2048	378
4,092	Series 2018-C45 Cl. A4 4.184%—06/15/2051	4,042
		6,305
Total Collateralized Mortgage Obligations (Cost $96,061)		96,972

Corporate Bonds & Notes—31.5%

AEROSPACE & DEFENSE—0.6%
5,475	BAE Systems PLC 3.400%—04/15/2030[1]	5,186
2,100	L3Harris Technologies, Inc. 5.500%—08/15/2054	1,988
235	Lockheed Martin Corp. 4.700%—05/15/2046	208
1,558	Northrop Grumman Corp. 5.250%—05/01/2050	1,443
		8,825
AUTO COMPONENTS—0.3%
4,463	Aptiv Swiss Holdings Ltd. 3.250%—03/01/2032	3,880
AUTOMOBILES—1.6%
635	BMW U.S. Capital LLC 3.450%—04/01/2027[1]	624
6,186	Ford Motor Credit Co. LLC 2.900%—02/16/2028-02/10/2029	5,548

Corporate Bonds & Notes—Continued
Principal Amount		Value
AUTOMOBILES—Continued
	General Motors Financial Co., Inc.
$1,157	2.400%—10/15/2028	$1,062
971	4.300%—04/06/2029	939
2,750	5.750%—02/08/2031	2,777
		4,778
	Hyundai Capital America
4,231	4.550%—09/26/2029[1]	4,146
1,203	5.300%—06/24/2029[1]	1,212
		5,358
	Volkswagen Group of America Finance LLC
2,795	4.600%—06/08/2029[1]	2,732
3,338	4.750%—11/13/2028[1]	3,307
		6,039
		22,347
BANKS—5.7%
	Bank of America Corp.
8,962	2.572%—10/20/2032[4]	7,791
2,322	3.311%—04/22/2042[4]	1,750
		9,541
3,940	Bank of America Corp. MTN 4.948%—07/22/2028[4]	3,983
	Barclays PLC
2,100	5.690%—03/12/2030[4]	2,158
2,335	6.490%—09/13/2029[4]	2,459
		4,617
6,563	BNP Paribas SA 4.400%—08/14/2028[1]	6,505
	Citigroup, Inc.
171	3.400%—05/01/2026	169
2,359	3.520%—10/27/2028[4]	2,302
3,329	4.412%—03/31/2031[4]	3,269
3,874	4.542%—09/19/2030[4]	3,836
		9,576
8,509	HSBC Holdings PLC 5.130%—03/03/2031[4]	8,579
	ING Groep NV
2,460	5.335%—03/19/2030[4]	2,513
3,000	6.114%—09/11/2034[4]	3,160
		5,673
	JPMorgan Chase & Co.
6,340	4.203%—07/23/2029[4]	6,290
250	4.493%—03/24/2031[4]	248
3,130	5.336%—01/23/2035[4]	3,157
		9,695
	Lloyds Banking Group PLC
5,003	5.087%—11/26/2028[4]	5,065
1,145	5.679%—01/05/2035[4]	1,160
		6,225
2,425	Mitsubishi UFJ Financial Group, Inc. 5.017%—07/20/2028[4]	2,453
418	National Securities Clearing Corp. 5.000%—05/30/2028[1]	427
2,340	Toronto-Dominion Bank 1.950%—01/12/2027	2,252

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
BANKS—Continued
$5,216	Truist Financial Corp. MTN 5.711%—01/24/2035[4]	$5,308
	U.S. Bancorp
3,315	4.839%—02/01/2034[4]	3,221
1,544	5.678%—01/23/2035[4]	1,574
		4,795
		79,629
CAPITAL MARKETS—2.8%
300	Bank of New York Mellon Corp. MTN 5.802%—10/25/2028[4]	311
	Blackstone Holdings Finance Co. LLC
495	2.550%—03/30/2032[1]	422
173	2.800%—09/30/2050[1]	101
856	3.500%—09/10/2049[1]	581
2,515	6.200%—04/22/2033[1]	2,662
		3,766
5,784	Blackstone Reg Finance Co. LLC 5.000%—12/06/2034	5,672
	Brookfield Finance, Inc.
326	2.724%—04/15/2031	290
1,490	3.900%—01/25/2028	1,466
		1,756
7,905	Goldman Sachs Group, Inc. 3.800%—03/15/2030	7,618
54	KKR Group Finance Co. II LLC 5.500%—02/01/2043[1]	50
170	KKR Group Finance Co. III LLC 5.125%—06/01/2044[1]	150
3,640	KKR Group Finance Co. VI LLC 3.750%—07/01/2029[1]	3,520
	Macquarie Group Ltd.
493	1.340%—01/12/2027[1,4]	482
2,861	5.033%—01/15/2030[1,4]	2,887
1,695	6.255%—12/07/2034[1,4]	1,781
		5,150
3,710	Morgan Stanley 2.943%—01/21/2033[4]	3,260
	Morgan Stanley MTN
665	3.125%—07/27/2026	656
6,666	3.622%—04/01/2031[4]	6,328
		6,984
500	UBS Group AG 4.125%—04/15/2026[1]	499
		38,736
COMMERCIAL SERVICES & SUPPLIES—0.7%
3,438	Ashtead Capital, Inc. 5.800%—04/15/2034[1]	3,447
300	Moody’s Corp. 3.250%—05/20/2050	199
5,540	Rentokil Terminix Funding LLC 5.000%—04/28/2030[1]	5,532
		9,178
CONTAINERS & PACKAGING—0.3%
3,807	Sonoco Products Co. 5.000%—09/01/2034	3,643

Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—1.7%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
$906	3.000%—10/29/2028	$856
1,662	5.100%—01/19/2029	1,681
6,300	6.450%—04/15/2027	6,497
		9,034
2,905	Air Lease Corp. 1.875%—08/15/2026	2,804
2,650	Air Lease Corp. MTN 5.200%—07/15/2031	2,670
2,235	Aviation Capital Group LLC 6.375%—07/15/2030[1]	2,354
1,921	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.340%—01/30/2032	1,601
	Capital One Financial Corp.
435	4.927%—05/10/2028[4]	437
813	5.468%—02/01/2029[4]	829
4,397	6.051%—02/01/2035[4]	4,497
		5,763
		24,226
DIVERSIFIED REITS—0.3%
	Healthpeak OP LLC
3,410	1.350%—02/01/2027	3,226
1,475	3.250%—07/15/2026	1,451
		4,677
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
	AT&T, Inc.
240	2.300%—06/01/2027	231
1,302	3.650%—09/15/2059	862
		1,093
	Verizon Communications, Inc.
5,240	2.355%—03/15/2032	4,475
162	4.500%—08/10/2033	156
		4,631
		5,724
ELECTRIC UTILITIES—3.0%
	Berkshire Hathaway Energy Co.
7,190	4.450%—01/15/2049	5,808
275	6.125%—04/01/2036	290
		6,098
2,730	Consumers Securitization Funding LLC 5.210%—09/01/2031	2,801
	Dominion Energy, Inc.
785	3.375%—04/01/2030	738
1,150	5.250%—08/01/2033	1,143
		1,881
	DTE Energy Co.
2,306	4.875%—06/01/2028	2,329
2,769	5.850%—06/01/2034	2,856
		5,185
2,785	Duke Energy Florida LLC 3.800%—07/15/2028	2,752

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
	Eversource Energy
$1,080	2.900%—03/01/2027	$1,050
5,295	5.450%—03/01/2028	5,426
		6,476
	Exelon Corp.
5,615	4.450%—04/15/2046	4,542
62	4.700%—04/15/2050	51
243	5.100%—06/15/2045	217
		4,810
1,670	Florida Power & Light Co. 2.450%—02/03/2032	1,458
	Northern States Power Co.
158	4.500%—06/01/2052	132
4,085	6.250%—06/01/2036	4,492
		4,624
308	Southern Co. 4.250%—07/01/2036	279
5,397	Virginia Power Fuel Securitization LLC 4.877%—05/01/2033	5,519
		41,883
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—0.5%
	Alexandria Real Estate Equities, Inc.
4,565	2.000%—05/18/2032	3,690
266	4.700%—07/01/2030	263
115	4.750%—04/15/2035	108
		4,061
2,645	Simon Property Group LP 5.500%—03/08/2033	2,716
		6,777
FINANCIAL SERVICES—0.8%
	American Express Co.
4,168	5.016%—04/25/2031[4]	4,237
322	5.043%—05/01/2034[4]	321
		4,558
198	Berkshire Hathaway Finance Corp. 3.850%—03/15/2052	151
	PNC Financial Services Group, Inc.
1,160	5.068%—01/24/2034[4]	1,148
2,571	5.354%—12/02/2028[4]	2,628
3,095	5.676%—01/22/2035[4]	3,156
163	6.875%—10/20/2034[4]	179
		7,111
		11,820
HEALTH CARE PROVIDERS & SERVICES—0.7%
853	Cigna Group 3.400%—03/01/2027	839
	CVS Pass-Through Trust
145	5.773%—01/10/2033[1]	142
51	5.880%—01/10/2028	52
748	8.353%—07/10/2031[1]	799
		993
425	Elevance Health, Inc. 4.750%—02/15/2033	418

Corporate Bonds & Notes—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	Health Care Service Corp. A Mutual Legal Reserve Co.
$2,700	2.200%—06/01/2030[1]	$2,402
4,642	5.200%—06/15/2029[1]	4,730
		7,132
590	PeaceHealth Obligated Group 1.375%—11/15/2025	579
		9,961
INDUSTRIAL CONGLOMERATES—0.3%
2,631	Ashtead Capital, Inc. 5.500%—08/11/2032[1]	2,611
2,025	Textron, Inc. 5.500%—05/15/2035	2,011
		4,622
INSURANCE—2.1%
	AIA Group Ltd.
419	3.600%—04/09/2029[1]	408
3,680	5.375%—04/05/2034[1]	3,716
		4,124
442	Arthur J Gallagher & Co. 5.550%—02/15/2055	417
6,550	Corebridge Global Funding 5.200%—01/12/2029[1]	6,685
325	Equitable Financial Life Global Funding 1.400%—07/07/2025[1]	323
	GA Global Funding Trust
2,490	5.200%—12/09/2031[1]	2,484
5,786	5.500%—01/08/2029-04/01/2032[1]	5,880
		8,364
530	Liberty Mutual Group, Inc. 4.569%—02/01/2029[1]	528
	Massachusetts Mutual Life Insurance Co.
1,143	3.375%—04/15/2050[1]	784
160	5.672%—12/01/2052[1]	155
		939
	Metropolitan Life Global Funding I
2,827	3.300%—03/21/2029[1]	2,720
3,495	4.850%—01/08/2029[1]	3,560
		6,280
1,374	Prudential Funding Asia PLC 3.625%—03/24/2032	1,267
		28,927
INTERACTIVE MEDIA & SERVICES—0.3%
4,410	Uber Technologies, Inc. 4.300%—01/15/2030	4,359
INTERNET & CATALOG RETAIL—0.1%
2,423	Amazon.com, Inc. 4.100%—04/13/2062	1,890
IT SERVICES—0.2%
2,466	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	2,555

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
MACHINERY—0.4%
$6,004	Nordson Corp. 4.500%—12/15/2029	$5,958
MEDIA—0.9%
6,469	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	6,551
360	Comcast Corp. 2.350%—01/15/2027	350
	Cox Communications, Inc.
400	1.800%—10/01/2030[1]	341
1,495	3.350%—09/15/2026[1]	1,473
3,795	5.700%—06/15/2033[1]	3,820
		5,634
		12,535
MULTI-UTILITIES—0.1%
	PG&E Wildfire Recovery Funding LLC
429	3.594%—06/01/2032	423
259	4.022%—06/01/2033	257
183	4.722%—06/01/2039	178
		858
OIL, GAS & CONSUMABLE FUELS—2.2%
7,835	Columbia Pipelines Operating Co. LLC 6.036%—11/15/2033[1]	8,100
	ConocoPhillips Co.
878	5.500%—01/15/2055	815
961	5.550%—03/15/2054	899
		1,714
3,880	Diamondback Energy, Inc. 5.150%—01/30/2030	3,939
4,138	Energy Transfer LP 5.750%—02/15/2033	4,198
1,259	Kinder Morgan, Inc. 5.850%—06/01/2035	1,275
1,787	Northern Natural Gas Co. 5.625%—02/01/2054[1]	1,690
474	Occidental Petroleum Corp. 0.000%—10/10/2036[5]	265
5,563	Schlumberger Holdings Corp. 3.900%—05/17/2028[1]	5,486
	Southern Co. Gas Capital Corp.
230	1.750%—01/15/2031	196
4,779	4.950%—09/15/2034	4,647
		4,843
		31,510
PASSENGER AIRLINES—0.1%
220	Air Canada Pass-Through Trust 3.600%—09/15/2028[1]	214
287	Delta Air Lines Pass-Through Trust 3.625%—01/30/2029	280
	United Airlines Pass-Through Trust
179	3.100%—01/07/2030	172
667	4.000%—10/11/2027	660
		832
		1,326

Corporate Bonds & Notes—Continued
Principal Amount		Value
PROFESSIONAL SERVICES—0.4%
	Verisk Analytics, Inc.
$741	3.625%—05/15/2050	$518
4,100	5.250%—06/05/2034	4,131
1,100	5.750%—04/01/2033	1,140
		5,789
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
808	CBRE Services, Inc. 4.800%—06/15/2030	804
ROAD & RAIL—0.6%
	Canadian Pacific Railway Co.
1,429	4.200%—11/15/2069	1,036
190	6.125%—09/15/2115	188
		1,224
2,430	JB Hunt Transport Services, Inc. 4.900%—03/15/2030	2,456
155	Norfolk Southern Corp. 4.837%—10/01/2041	141
4,716	Ryder System, Inc. MTN 5.250%—06/01/2028	4,822
		8,643
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.3%
	Broadcom, Inc.
3,574	4.000%—04/15/2029[1]	3,501
1,042	4.110%—09/15/2028	1,034
		4,535
5,393	Foundry JV Holdco LLC 6.250%—01/25/2035[1]	5,582
	NXP BV/NXP Funding LLC/NXP USA, Inc.
4,140	2.500%—05/11/2031	3,568
595	2.700%—05/01/2025	595
1,230	3.150%—05/01/2027	1,197
3,185	4.300%—06/18/2029	3,116
		8,476
		18,593
SOFTWARE—0.9%
6,250	AppLovin Corp. 5.125%—12/01/2029	6,304
1,222	Constellation Software, Inc. 5.461%—02/16/2034[1]	1,229
	Oracle Corp.
340	1.650%—03/25/2026	331
2,681	3.950%—03/25/2051	1,938
3,317	5.250%—02/03/2032	3,365
		5,634
		13,167
SPECIALTY RETAIL—0.7%
	Lowe’s Cos., Inc.
77	3.700%—04/15/2046	56
199	5.000%—04/15/2040	186
697	5.625%—04/15/2053	653
		895

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—Continued
$9,192	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.550%—05/01/2028[1]	$9,421
		10,316
TRADING COMPANIES & DISTRIBUTORS—0.3%
4,590	Ferguson Finance PLC 3.250%—06/02/2030[1]	4,280
WIRELESS TELECOMMUNICATION SERVICES—1.1%
	Rogers Communications, Inc.
3,260	3.200%—03/15/2027	3,189
2,441	3.800%—03/15/2032	2,232
257	5.450%—10/01/2043	239
		5,660
	T-Mobile USA, Inc.
3,131	5.050%—07/15/2033	3,112
3,238	5.150%—04/15/2034	3,241
2,745	5.875%—11/15/2055	2,708
		9,061
		14,721
Total Corporate Bonds & Notes (Cost $439,964)		442,159

Mortgage Pass-Through—26.1%

	Federal Home Loan Mortgage Corp.
7,839	2.000%—06/01/2050-01/01/2051	6,282
50,388	2.500%—08/01/2035-05/01/2052	43,318
25,249	3.000%—01/01/2033-08/01/2050	22,685
16,812	3.500%—09/01/2033-04/01/2050	15,830
21,078	4.000%—12/01/2037-07/01/2049	19,933
16,200	4.500%—10/01/2048-05/01/2053	15,738
11,320	5.000%—11/01/2049-11/01/2053	11,231
25,543	5.500%—12/01/2052-03/01/2054	25,850
90	6.901% (USD IBOR Consumer Cash Fallback 12-month + 1.595%) 06/01/2047[2]	93
		160,960
	Federal National Mortgage Association
8,366	2.000%—08/01/2050-02/01/2052	6,744
50,641	2.500%—01/01/2032-04/01/2052	43,377
22,518	3.000%—02/01/2034-12/01/2051	20,224
18,647	3.500%—05/01/2035-05/01/2052	17,365
22,406	4.000%—03/01/2038-07/01/2052	21,244
17,881	4.500%—05/01/2046-10/01/2052	17,396
22,762	5.000%—06/01/2050-06/01/2054	22,562
12,059	5.500%—11/01/2052-10/01/2053	12,161
103	6.950% (Fed 12 Month Treasury Average Constant Maturity Treasury + 2.313%) 12/01/2036[2]	106
		161,179
2,787	Federal National Mortgage Association REMICS Series 2024-20 Cl. CA 5.500%—01/25/2047	2,799
	Government National Mortgage Association
7,741	2.000%—02/20/2052	6,321
18,460	2.500%—01/20/2051-09/20/2051	15,747
7,419	3.500%—05/20/2052	6,757

Mortgage Pass-Through—Continued
Principal Amount		Value
$7,535	4.000%—09/20/2041-08/20/2052	$7,053
694	4.500%—01/15/2042-08/20/2047	676
		36,554
	Government National Mortgage Association REMICS
3,076	Series 2012-140 Cl. JD 1.750%—01/20/2041	2,958
2,155	Series 2013-70 Cl. AE 1.750%—11/20/2040	2,059
		5,017
Total Mortgage Pass-Through (Cost $366,933)		366,509

Municipal Bonds—0.6%

1,380	City of New York 5.935%—02/01/2055	1,451
435	Empire State Development Corp. 5.770%—03/15/2039	446
145	Metropolitan Water Reclamation District of Greater Chicago 5.720%—12/01/2038	150
2,515	New Hampshire Health & Education Facilities Authority Act 5.040%—11/01/2034	2,478
440	New York City Transitional Finance Authority Future Tax Secured Revenue 3.950%—08/01/2032	423
510	Sales Tax Securitization Corp. 4.637%—01/01/2040	485
300	State of California 7.500%—04/01/2034	349
2,058	Texas Natural Gas Securitization Finance Corp. 5.102%—04/01/2035	2,102
Total Municipal Bonds (Cost $7,891)		7,884

U.S. Government Obligations—21.1%

	U.S. Treasury Bonds
82,021	4.250%—02/15/2054-08/15/2054	76,007
24,410	4.375%—08/15/2043	23,544
69,828	4.500%—02/15/2044	68,253
26,062	4.625%—05/15/2044-02/15/2055	25,853
		193,657
7,477	U.S. Treasury Inflation-Indexed Notes 0.125%—01/15/2030	7,062
	U.S. Treasury Notes
27,899	3.750%—08/15/2027	27,997
18,258	4.000%—07/31/2029-02/28/2030	18,496
17,800	4.125%—11/15/2027	18,030
22,812	4.250%—11/15/2034	22,990

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
U.S. Government Obligations—Continued
Principal Amount		Value
$1,171	4.625%—11/15/2026	$1,187
7,546	4.875%—04/30/2026	7,617
		96,317
Total U.S. Government Obligations (Cost $300,421)		297,036
TOTAL INVESTMENTS—99.1% (Cost $1,389,522)		1,391,152
CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		13,179
TOTAL NET ASSETS—100.0%		$1,404,331

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2025, the aggregate value of these securities was $292,712 or 21% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of April 30, 2025.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Step coupon security; the stated rate represents the rate in effect as of April 30, 2025.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
5
Zero coupon bond
CLO
Collateralized Loan Obligation
MTN
Medium Term Note
REMICS
Real Estate Mortgage Investment Conduits
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: Income Research + Management
Principal Amounts, Value and Cost in Thousands

Asset-Backed Securities—12.1%
Principal Amount		Value
$3,582	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	$3,437
	AMSR Trust
3,072	Series 2024-SFR2 Cl. A 4.150%—11/17/2041[1]	2,996
5,305	Series 2024-SFR1 Cl. A 4.290%—07/17/2041[1,2]	5,213
		8,209
2,944	Apidos CLO XLVIII Ltd. Series 2024-48A Cl. A1 5.722% (3 Month USD Term SOFR + 1.440%) 07/25/2037[1,3]	2,948
4,905	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A Cl. A 5.360%—06/20/2030[1]	5,020
5,940	Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Cl. A1R3 5.360% (3 Month USD Term SOFR + 1.090%) 04/20/2034[1,3]	5,921
5,976	CIFC Funding Ltd. Series 2023-3A Cl. A 5.869% (3 Month USD Term SOFR + 1.600%) 01/20/2037[1,3]	5,992
2,211	DB Master Finance LLC Series 2021-1A Cl. A2II 2.493%—11/20/2051[1]	2,045
3,740	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	3,488
6,901	FirstKey Homes Trust Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	6,638
3,425	Flatiron CLO 26 Ltd. Series 2024-4A Cl. A 5.586% (3 Month USD Term SOFR + 1.330%) 01/15/2038[1,3]	3,403
2,882	GoldenTree Loan Management U.S. CLO 20 Ltd. Series 2024-20A Cl. A 5.720% (3 Month USD Term SOFR + 1.450%) 07/20/2037[1,3]	2,883
4,909	Golub Capital Partners CLO 62B Ltd. Series 2022-62A Cl. AR 5.626% (3 Month USD Term SOFR + 1.370%) 10/15/2037[1,3]	4,888
2,992	Golub Capital Partners CLO 64B-R Ltd. Series 2022-64A Cl. AR 5.642% (3 Month USD Term SOFR + 1.360%) 10/25/2037[1,3]	2,981
1,089	Home Partners of America Trust Series 2022-1 Cl. A 3.930%—04/17/2039[1]	1,076
96	IXIS Real Estate Capital Trust Series 2005-HE1 Cl. M4 5.491% (1 Month USD Term SOFR + 1.164%) 06/25/2035[3]	109
576	JP Morgan Mortgage Acquisition Trust Series 2007-HE1 Cl. AF3 4.274%—05/25/2035[2]	374

Asset-Backed Securities—Continued
Principal Amount		Value
$2,536	Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE6 Cl. A3 4.621% (1 Month USD Term SOFR + 0.294%) 05/25/2037[3]	$2,249
4,583	NextGear Floorplan Master Owner Trust Series 2024-2A Cl. A2 4.420%—09/15/2029[1]	4,600
	Palmer Square CLO Ltd.
2,300	Series 2022-4A Cl. A1R 5.620% (3 Month USD Term SOFR + 1.350%) 10/20/2037[1,3]	2,299
2,790	Series 2020-3A Cl. A1R2 5.973% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,3]	2,793
		5,092
220	Palmer Square Loan Funding Ltd. Series 2021-4A Cl. A1 5.318% (3 Month USD Term SOFR + 1.062%) 10/15/2029[1,3]	220
	Planet Fitness Master Issuer LLC
4,246	Series 2022-1A Cl. A2I 3.251%—12/05/2051[1]	4,129
794	Series 2019-1A Cl. A2 3.858%—12/05/2049[1]	752
1,968	Series 2024-1A Cl. A2I 5.765%—06/05/2054[1]	2,015
		6,896
3,205	Sabey Data Center Issuer LLC Series 2025-1 Cl. A2 5.733%—02/21/2050[1]	3,261
3,825	SBA Small Business Investment Cos. Series 2025-10A Cl. 1 4.963%—03/10/2035	3,887
3,034	SBA Tower Trust 6.599%—11/15/2052[1]	3,106
3,360	Servpro Master Issuer LLC Series 2021-1A Cl. A2 2.394%—04/25/2051[1]	3,121
7,000	Stack Infrastructure Issuer LLC Series 2021-1A Cl. A2 1.877%—03/26/2046[1]	6,791
2,564	Store Master Funding LLC Series 2024-1A Cl. A1 5.690%—05/20/2054[1]	2,606
	Subway Funding LLC
3,614	Series 2024-3A Cl. A2II 5.566%—07/30/2054[1]	3,593
2,897	Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	2,937
		6,530
6,877	Taco Bell Funding LLC Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	6,527
5,168	Tricon Residential Trust Series 2023-SFR1 Cl. A 5.100%—07/17/2040[1]	5,214
	U.S. Small Business Administration
4,615	Series 2024-25B Cl. 1 5.070%—02/01/2049	4,660

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
$2,756	Series 2023-25K Cl. 1 5.710%—11/01/2048	$2,918
380	Series 2009-20A Cl. 1 5.720%—01/01/2029	385
1,792	Series 2023-25J Cl. 1 5.820%—10/01/2048	1,892
521	Series 2008-20H Cl. 1 6.020%—08/01/2028	534
		10,389
861	Uniti Fiber ABS Issuer LLC Series 2025-1A Cl. A2 5.877%—04/20/2055[1]	881
6,810	VB-S1 Issuer LLC Series 2022-1A Cl. C2I 3.156%—02/15/2052[1]	6,485
6,734	Wendy’s Funding LLC Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	6,138
Total Asset-Backed Securities (Cost $142,784)		143,405

Collateralized Mortgage Obligations—10.3%

2,919	Angel Oak Mortgage Trust Series 2022-1 Cl. A1 2.881%—12/25/2066[1,2]	2,701
299	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W11 Cl. M3 5.566% (1 Month USD Term SOFR + 1.239%) 11/25/2034[3]	298
3,200	Bank Series 2024-BNK48 Cl. A5 5.053%—10/15/2057	3,191
4,948	Bank5 Series 2023-5YR2 Cl. A3 6.656%—07/15/2056[3]	5,243
5,383	BBCMS Mortgage Trust Series 2024-5C27 Cl. A3 6.014%—07/15/2057	5,654
90	BCAP LLC Trust Series 2011-RR5 Cl. 12A1 4.453%—03/26/2037[1,2]	89
	Bear Stearns ARM Trust
6	Series 2000-2 Cl. A1 4.883%—11/25/2030[3]	6
112	Series 2004-1 Cl. 12A5 5.351%—04/25/2034[3]	98
		104
3,238	Benchmark Mortgage Trust Series 2022-B35 Cl. A5 4.591%—05/15/2055[3]	3,111
3,600	BMARK Trust Series 2023-V4 Cl. A3 6.841%—11/15/2056[3]	3,839
4,698	BMO Mortgage Trust Series 2023-C7 Cl. A5 6.160%—12/15/2056	5,036

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
	BX Commercial Mortgage Trust
$1,429	Series 2021-VOLT Cl. A 5.136% (1 Month USD Term SOFR + 0.814%) 09/15/2036[1,3]	$1,416
2,480	Series 2022-LP2 Cl. A 5.335% (1 Month USD Term SOFR + 1.013%) 02/15/2039[1,3]	2,478
		3,894
	BX Trust
4,087	Series 2022-CLS Cl. A 5.760%—10/13/2027[1]	4,146
4,536	Series 2024-VLT4 Cl. A 5.813% (1 Month USD Term SOFR + 1.491%) 07/15/2029[1,3]	4,509
5,219	Series 2024-BIO Cl. A 5.964% (1 Month USD Term SOFR + 1.642%) 02/15/2041[1,3]	5,188
		13,843
3,828	Citigroup Commercial Mortgage Trust Series 2019-GC43 Cl. A4 3.038%—11/10/2052	3,537
5,384	Citigroup Mortgage Loan Trust Series 2025-1 Cl. A8 5.500%—01/25/2055[1,3]	5,389
	Countrywide Alternative Loan Trust
1,431	Series 2006-6CB Cl. 1A2 4.841% (1 Month USD Term SOFR + 0.514%) 05/25/2036[3]	1,098
1,135	Series 2005-20CB Cl. 2A5 5.500%—07/25/2035	741
		1,839
181	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 Cl. 9A1 6.000%—11/25/2035	127
1,137	DBJPM Mortgage Trust Series 2020-C9 Cl. A2 1.900%—08/15/2053	1,119
2,250	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR2 Cl. A1 4.741% (1 Month USD Term SOFR + 0.414%) 03/25/2037[3]	2,060
696	DSLA Mortgage Loan Trust Series 2006-AR1 Cl. 1A1A 5.495% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920%) 03/19/2046[3]	590
1,731	EQT Trust Series 2024-EXTR Cl. A 5.331%—07/05/2041[1,3]	1,770
3,144	Fashion Show Mall LLC Series 2024-SHOW Cl. A 5.274%—10/10/2041[1,3]	3,178
104	First Horizon Asset Securities, Inc. Series 2005-AR6 Cl. 4A1 5.629%—02/25/2036[3]	98
—	FNT Mortgage-Backed Pass-Through Trust Series 2001-3 Cl. 1A1 6.750%—08/21/2031	—
3,293	GS Mortgage-Backed Securities Trust Series 2024-PJ5 Cl. A15 6.000%—09/25/2054[1,3]	3,322

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$2,448	GSMPS Mortgage Loan Trust Series 2006-RP2 Cl. 1AF1 4.841% (1 Month USD Term SOFR + 0.514%) 04/25/2036[1,3]	$2,086
167	GSR Mortgage Loan Trust Series 2005-AR3 Cl. 3A1 6.568%—05/25/2035[3]	125
1	IndyMac ARM Trust Series 2001-H2 Cl. A2 6.636%—01/25/2032[3]	1
3,551	JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Cl. A 5.990%—10/05/2039[1,3]	3,609
	JP Morgan Mortgage Trust
2,397	Series 2024-3 Cl. A6 3.000%—05/25/2054[1,3]	2,232
5,934	Series 2022-3 Cl. A6 3.000%—08/25/2052[1,3]	5,563
798	Series 2006-A6 Cl. 1A4L 4.621%—10/25/2036[3]	563
8	Series 2006-S1 Cl. 3A1 5.500%—04/25/2036	8
3,334	Series 2023-4 Cl. 1A4A 5.500%—11/25/2053[1,3]	3,349
		11,715
4,718	KIND Commercial Mortgage Trust Series 2024-1 Cl. A 6.212% (1 Month USD Term SOFR + 1.890%) 08/15/2041[1,3]	4,728
413	Merrill Lynch Alternative Note Asset Trust Series 2007-F1 Cl. 2A6 6.000%—03/25/2037	139
1,631	MetLife Securitization Trust Series 2018-1A Cl. A 3.750%—03/25/2057[1,3]	1,582
1,410	OBX Trust Series 2018-1 Cl. A2 5.091% (1 Month USD Term SOFR + 0.764%) 06/25/2057[1,3]	1,379
749	Saxon Asset Securities Trust Series 2006-3 Cl. A3 4.781% (1 Month USD Term SOFR + 0.454%) 10/25/2046[3]	732
	Sequoia Mortgage Trust
3,927	Series 2023-1 Cl. A4 5.000%—01/25/2053[1,3]	3,885
3,495	Series 2023-2 Cl. A4 5.000%—03/25/2053[1,3]	3,466
		7,351
161	STARM Mortgage Loan Trust Series 2007-S1 Cl. 1A 6.987%—01/25/2037[3]	100
23	Structured Adjustable Rate Mortgage Loan Trust Series 2005-7 Cl. 3A1 5.110%—04/25/2035[3]	22
4,870	SWCH Commercial Mortgage Trust Series 2025-DATA Cl. A 5.765% (1 Month USD Term SOFR + 1.443%) 03/15/2042[1,3]	4,794
3,404	Towd Point Mortgage Trust Series 2019-1 Cl. A1 3.750%—03/25/2058[1,3]	3,314

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$2,307	Tricon American Homes Series 2020-SFR1 Cl. A 1.499%—07/17/2038[1]	$2,247
	WaMu Mortgage Pass-Through Certificates Trust
1,173	Series 2006-AR8 Cl. 1A4 4.843%—08/25/2046[3]	1,054
53	Series 2005-AR13 Cl. A1A1 5.021% (1 Month USD Term SOFR + 0.694%) 10/25/2045[3]	52
		1,106
7,117	Wells Fargo Commercial Mortgage Trust Series 2018-C48 Cl. A5 4.302%—01/15/2052	7,048
Total Collateralized Mortgage Obligations (Cost $123,010)		122,110

Corporate Bonds & Notes—30.1%

AEROSPACE & DEFENSE—0.3%
1,798	Embraer Netherlands Finance BV 5.980%—02/11/2035	1,826
1,626	Hexcel Corp. 5.875%—02/26/2035	1,614
		3,440
AUTO COMPONENTS—0.5%
5,000	Aptiv Swiss Holdings Ltd. 4.150%—05/01/2052	3,411
2,592	ZF North America Capital, Inc. 6.875%—04/14/2028[1]	2,479
		5,890
AUTOMOBILES—0.5%
3,800	Ford Motor Credit Co. LLC 6.125%—03/08/2034	3,598
2,352	General Motors Financial Co., Inc. 5.800%—06/23/2028	2,400
		5,998
BANKS—2.1%
2,751	Bank of America Corp. 5.744%—02/12/2036[4]	2,746
5,703	Barclays PLC 5.690%—03/12/2030[4]	5,861
4,700	Citigroup, Inc. 2.572%—06/03/2031[4]	4,210
1,995	ING Groep NV 6.114%—09/11/2034[4]	2,101
4,000	JPMorgan Chase & Co. 1.470%—09/22/2027[4]	3,841
	Truist Financial Corp. MTN
3,001	6.123%—10/28/2033[4]	3,140
2,592	7.161%—10/30/2029[4]	2,799
		5,939
		24,698
CAPITAL MARKETS—3.9%
3,101	Antares Holdings LP 6.350%—10/23/2029[1]	3,094
6,000	Blackstone Holdings Finance Co. LLC 3.200%—01/30/2052[1]	3,832

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
$5,700	Blue Owl Capital Corp. 2.875%—06/11/2028	$5,201
490	Blue Owl Credit Income Corp. 6.600%—09/15/2029[1]	496
6,096	Brookfield Capital Finance LLC 6.087%—06/14/2033	6,331
6,962	Brookfield Finance, Inc. 6.300%—01/15/2055[4]	6,638
3,098	Golub Capital Private Credit Fund 5.800%—09/12/2029[1]	3,050
	HPS Corporate Lending Fund
1,301	5.450%—01/14/2028	1,301
4,212	6.750%—01/30/2029	4,339
		5,640
5,850	KKR Group Finance Co. VII LLC 3.625%—02/25/2050[1]	3,968
1,883	Main Street Capital Corp. 6.950%—03/01/2029	1,928
1,709	Oaktree Specialty Lending Corp. 2.700%—01/15/2027	1,616
	Sixth Street Lending Partners
2,001	5.750%—01/15/2030	1,980
3,000	6.500%—03/11/2029	3,052
		5,032
		46,826
COMMERCIAL SERVICES & SUPPLIES—0.9%
4,851	Element Fleet Management Corp. 6.271%—06/26/2026[1]	4,935
1,500	GFL Environmental, Inc. 6.750%—01/15/2031[1]	1,561
	Triton Container International Ltd.
3,519	2.050%—04/15/2026[1]	3,419
1,350	3.150%—06/15/2031[1]	1,162
		4,581
		11,077
CONSTRUCTION MATERIALS—0.3%
3,784	Standard Industries, Inc. 4.375%—07/15/2030[1]	3,533
DIVERSIFIED FINANCIAL SERVICES—4.1%
3,205	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.100%—01/19/2029	3,241
6,200	Aircastle Ltd. 2.850%—01/26/2028[1]	5,853
661	Aircastle Ltd./Aircastle Ireland DAC 5.750%—10/01/2031[1]	668
3,762	Atlas Warehouse Lending Co. LP 6.050%—01/15/2028[1]	3,789
5,300	Aviation Capital Group LLC 4.125%—08/01/2025[1]	5,286
3,527	Blue Owl Finance LLC 6.250%—04/18/2034	3,562
4,836	Capital One Financial Corp. 5.884%—07/26/2035[4]	4,897
8,750	Depository Trust & Clearing Corp. 3.375%—06/20/2026[1,4]	8,436
2,078	GGAM Finance Ltd. 8.000%—02/15/2027[1]	2,135

Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
	Jane Street Group/JSG Finance, Inc.
$1,567	6.125%—11/01/2032[1]	$1,542
3,842	7.125%—04/30/2031[1]	3,965
		5,507
3,664	Macquarie Airfinance Holdings Ltd. 5.150%—03/17/2030[1]	3,599
2,254	Voya Financial, Inc. 5.000%—09/20/2034	2,157
		49,130
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
2,915	Verizon Communications, Inc. 3.700%—03/22/2061	1,983
ELECTRIC UTILITIES—1.9%
	CMS Energy Corp.
4,171	3.750%—12/01/2050[4]	3,615
1,647	4.750%—06/01/2050[4]	1,546
		5,161
4,223	Dominion Energy, Inc. 6.875%—02/01/2055[4]	4,346
2,676	DTE Electric Securitization Funding II LLC 5.970%—03/01/2033	2,835
	Exelon Corp.
3,100	4.050%—04/15/2030	3,020
1,500	5.625%—06/15/2035	1,516
		4,536
916	National Rural Utilities Cooperative Finance Corp. 7.451% (3 Month USD Term SOFR + 3.172%) 04/30/2043[3]	913
2,877	New England Power Co. 5.936%—11/25/2052[1]	2,945
2,234	NextEra Energy Capital Holdings, Inc. 6.375%—08/15/2055[4]	2,244
		22,980
ENTERTAINMENT—0.7%
3,748	Allwyn Entertainment Financing U.K. PLC 7.875%—04/30/2029[1]	3,890
5,743	Warnermedia Holdings, Inc. 4.279%—03/15/2032	4,920
		8,810
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.4%
1,400	Agree LP 2.900%—10/01/2030	1,275
2,100	Alexandria Real Estate Equities, Inc. 2.750%—12/15/2029	1,923
1,118	American Tower Corp. 3.650%—03/15/2027	1,102
5,922	COPT Defense Properties LP 2.000%—01/15/2029	5,303
	EPR Properties
4,005	4.500%—06/01/2027	3,939
1,165	4.750%—12/15/2026	1,155
600	4.950%—04/15/2028	593
		5,687
4,500	GLP Capital LP/GLP Financing II, Inc. 4.000%—01/15/2030	4,246

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—Continued
$3,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.000%—07/15/2031[1]	$3,085
4,700	Realty Income Corp. 3.400%—01/15/2030	4,470
1,947	VICI Properties LP 5.750%—04/01/2034	1,959
		29,050
FINANCIAL SERVICES—1.1%
3,249	Charles Schwab Corp. 5.643%—05/19/2029[4]	3,370
982	Macquarie Airfinance Holdings Ltd. 6.400%—03/26/2029[1]	1,009
5,720	Navient Corp. 4.875%—03/15/2028	5,507
2,846	PNC Financial Services Group, Inc. 6.875%—10/20/2034[4]	3,130
		13,016
HEALTH CARE PROVIDERS & SERVICES—0.7%
	CVS Pass-Through Trust
286	6.943%—01/10/2030	295
3,649	7.507%—01/10/2032[1]	3,809
		4,104
4,817	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	4,649
		8,753
INDUSTRIAL CONGLOMERATES—0.7%
4,540	Ashtead Capital, Inc. 5.550%—05/30/2033[1]	4,495
3,800	Textron, Inc. 2.450%—03/15/2031	3,316
		7,811
INSURANCE—1.3%
373	Arthur J Gallagher & Co. 5.550%—02/15/2055	352
2,150	Fortitude Group Holdings LLC 6.250%—04/01/2030[1]	2,183
6,198	Global Atlantic Fin Co. 7.950%—06/15/2033[1]	6,875
6,128	SBL Holdings, Inc. 5.000%—02/18/2031[1]	5,472
		14,882
IT SERVICES—0.4%
2,731	Booz Allen Hamilton, Inc. 3.875%—09/01/2028[1]	2,635
2,383	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	2,469
		5,104
MACHINERY—0.3%
2,950	Axon Enterprise, Inc. 6.125%—03/15/2030[1]	3,009

Corporate Bonds & Notes—Continued
Principal Amount		Value
MEDIA—0.5%
$5,320	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	$5,388
METALS & MINING—0.5%
5,267	Anglo American Capital PLC 5.625%—04/01/2030[1]	5,404
OIL, GAS & CONSUMABLE FUELS—2.2%
	Columbia Pipelines Operating Co. LLC
2,560	5.439%—02/15/2035[1]	2,527
995	5.962%—02/15/2055[1]	930
3,209	6.036%—11/15/2033[1]	3,318
		6,775
	ConocoPhillips Co.
741	5.500%—01/15/2055	688
812	5.550%—03/15/2054	760
		1,448
3,145	Enbridge, Inc. 5.750%—07/15/2080[4]	3,020
2,813	HF Sinclair Corp. 5.750%—01/15/2031	2,793
1,061	Kinder Morgan, Inc. 5.850%—06/01/2035	1,075
7,629	Occidental Petroleum Corp. 0.000%—10/10/2036[5]	4,264
4,093	Parkland Corp. 4.625%—05/01/2030[1]	3,857
3,035	Venture Global LNG, Inc. 7.000%—01/15/2030[1]	2,861
		26,093
PASSENGER AIRLINES—0.4%
2,802	Air Canada Pass-Through Trust 3.300%—07/15/2031[1]	2,622
1,199	American Airlines Pass-Through Trust 3.600%—03/22/2029	1,162
1,017	United Airlines Pass-Through Trust 2.700%—11/01/2033	904
		4,688
PHARMACEUTICALS—0.3%
3,000	Teva Pharmaceutical Finance Netherlands III BV 6.750%—03/01/2028	3,075
PROFESSIONAL SERVICES—0.3%
3,712	KBR, Inc. 4.750%—09/30/2028[1]	3,523
ROAD & RAIL—0.6%
3,800	Norfolk Southern Corp. 4.050%—08/15/2052	2,910
4,077	Ryder System, Inc. MTN 5.250%—06/01/2028	4,169
		7,079
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
3,827	Foundry JV Holdco LLC 6.150%—01/25/2032[1]	3,979
1,230	KLA Corp. 5.650%—11/01/2034	1,276

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
$4,600	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875%—06/18/2026	$4,563
		9,818
SOFTWARE—0.7%
2,202	Constellation Software, Inc. 5.461%—02/16/2034[1]	2,214
3,500	Oracle Corp. 3.600%—04/01/2040	2,730
3,600	VMware LLC 4.650%—05/15/2027	3,607
		8,551
SPECIALTY RETAIL—1.1%
2,059	Ferguson Enterprises, Inc. 5.000%—10/03/2034	1,994
	Group 1 Automotive, Inc.
2,900	4.000%—08/15/2028[1]	2,760
693	6.375%—01/15/2030[1]	701
		3,461
2,956	Lithia Motors, Inc. 3.875%—06/01/2029[1]	2,748
3,612	Macy’s Retail Holdings LLC 5.875%—03/15/2030[1]	3,368
2,230	Wayfair LLC 7.250%—10/31/2029[1]	2,042
		13,613
TRADING COMPANIES & DISTRIBUTORS—0.4%
4,800	Ferguson Finance PLC 4.650%—04/20/2032[1]	4,630
Total Corporate Bonds & Notes (Cost $364,999)		357,852

Mortgage Pass-Through—27.0%

	Federal Home Loan Mortgage Corp.
38,010	2.500%—07/01/2050-05/01/2052	31,972
15,204	3.000%—02/01/2033-12/01/2046	14,374
5,347	3.500%—01/01/2026-06/01/2048	4,919
10,403	4.000%—04/01/2034-11/01/2048	9,839
4,264	4.500%—12/01/2040-01/01/2049	4,177
10,848	5.000%—08/01/2052-05/01/2054	10,786
12,924	5.500%—02/01/2038-07/01/2054	13,033
1,055	6.000%—01/01/2029-05/01/2040	1,105
2	6.982% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250%) 08/01/2035[3]	3
		90,208
	Federal Home Loan Mortgage Corp. REMICS
8,150	Series 5462 2.000%—05/25/2037	568
2,971	Series 4628 Cl. CI 3.000%—05/15/2035	226
3,577	Series 4118 4.000%—10/15/2042	551
981	Series 4989 Cl. FA 4.817% (30 Day USD Average SOFR + 0.464%) 08/15/2040[3]	966

Mortgage Pass-Through—Continued
Principal Amount		Value
$910	Series 4989 Cl. FB 4.817% (30 Day USD Average SOFR + 0.464%) 10/15/2040[3]	$896
—	Series 2266 Cl. F 4.909% (30 Day USD Average SOFR + 0.564%) 11/15/2030[3]	—
		3,207
	Federal Home Loan Mortgage Corp. STRIPS
10,099	Series 414 Cl. C1 1.500%—03/25/2037	546
14,335	Series 400 Cl. C14 2.000%—07/25/2037	1,034
2,910	Series 304 Cl. C45 3.000%—12/15/2027	64
		1,644
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
6	Series E3 Cl. A 4.572%—08/15/2032[3]	6
35	Series T-63 Cl. 1A1 5.775% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.200%) 02/25/2045[3]	33
		39
	Federal National Mortgage Association
10,827	2.000%—02/01/2051-04/01/2051	8,630
40,185	2.500%—04/01/2035-04/01/2052	35,195
27,379	3.000%—11/01/2025-12/01/2050	24,455
21,525	3.500%—12/01/2025-01/01/2051	19,749
32,439	4.000%—10/01/2025-07/01/2051	30,947
25,132	4.500%—05/01/2025-12/01/2050	24,491
12,890	5.000%—10/01/2031-05/01/2054	12,799
11,491	5.500%—03/01/2027-10/01/2053	11,691
2,452	6.000%—06/01/2027-06/01/2040	2,551
33	6.035% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.400%) 10/01/2040[3]	33
13	7.460% (USD IBOR Consumer Cash Fallback 12-month + 1.710%) 05/01/2035[3]	13
221	7.536% (USD IBOR Consumer Cash Fallback 12-month + 1.693%) 08/01/2035[3]	224
144	7.574% (USD IBOR Consumer Cash Fallback 12-month + 1.715%) 06/01/2035[3]	148
		170,926
	Federal National Mortgage Association Interest STRIPS
14,759	Series 435 Cl. C1 1.500%—03/25/2037	769
11,800	Series 427 Cl. C56 2.000%—03/25/2036	827
4,443	Series 407 Cl. 7 5.000%—03/25/2041	938
		2,534
	Federal National Mortgage Association REMICS
4,060	Series 2021-67 Cl. AI 0.433%—10/25/2051[3]	175
16,458	Series 2020-81 Cl. AI 1.500%—11/25/2035	857
6,792	Series 2017-70 Cl. AS 2.100%—09/25/2057[3]	383
4,013	Series 2011-98 Cl. ZL 3.500%—10/25/2041	3,834

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Mortgage Pass-Through—Continued
Principal Amount		Value
$2,210	Series 2016-102 Cl. JI 3.500%—02/25/2046	$96
5,256	Series 2020-27 Cl. IM 3.500%—05/25/2035	394
5,767	Series 2020-44 Cl. AI 4.000%—07/25/2050	1,189
2,733	Series 2020-91 Cl. KI 4.000%—11/25/2043	386
1,060	Series 2015-38 Cl. DF 4.777% (30 Day USD Average SOFR + 0.424%) 06/25/2055[3]	1,048
133	Series 2003-25 Cl. KP 5.000%—04/25/2033	133
1,904	Series 2015-30 Cl. EI 5.000%—05/25/2045	268
1,290	Series 2016-33 Cl. NI 5.000%—07/25/2034	184
3,276	Series 2018-36 5.000%—06/25/2048	489
6,607	Series 2019-49 Cl. IA 5.000%—05/25/2047	981
1,542	Series 2011-59 Cl. YI 6.000%—07/25/2041	243
14	Series 2006-5 Cl. 3A2 6.794%—05/25/2035[3]	15
		10,675
73	Federal National Mortgage Association REMICS Trust Series 2003-W1 Cl. 1A1 4.739%—12/25/2042[3]	73
	Government National Mortgage Association
6,569	2.000%—02/20/2052	5,364
6,464	2.500%—09/20/2051	5,513
485	3.000%—11/15/2049	431
3,690	3.500%—05/20/2052	3,361
7,685	4.000%—09/15/2049-08/20/2052	7,232
986	4.500%—02/20/2049	957
76	4.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 07/20/2027-02/20/2032[3]	77
16	4.750% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 10/20/2025-11/20/2029[3]	16
14,793	5.000%—08/15/2033-06/15/2050	14,840
—	5.000% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 10/20/2025[3]	—
		37,791
	Government National Mortgage Association REMICS
12,188	Series 2018-148 Cl. GS 1.665% (1 Month USD Term SOFR + 5.986%) 02/16/2046[3]	1,338
2,608	Series 2010-47 Cl. SK 2.167% (1 Month USD Term SOFR + 6.486%) 07/20/2037[3]	88

Mortgage Pass-Through—Continued
Principal Amount		Value
$2,669	Series 2007-41 Cl. SM 2.267% (1 Month USD Term SOFR + 6.586%) 07/20/2037[3]	$254
3,855	Series 2020-4 Cl. DI 4.000%—03/20/2041	517
3,459	Series 2014-2 Cl. IC 5.000%—01/16/2044	624
496	Series 2015-180 Cl. CI 5.000%—12/16/2045	72
557	Series 2017-163 Cl. IE 5.500%—02/20/2039	92
3,483	Series 2020-146 Cl. IG 5.500%—09/20/2046	615
246	Series 2016-136 Cl. IA 6.000%—10/20/2038	29
1,541	Series 2024-107 6.500%—06/20/2054	246
		3,875
Total Mortgage Pass-Through (Cost $341,128)		320,972

U.S. Government Obligations—19.3%

	U.S. Treasury Bonds
60,625	1.750%—08/15/2041	40,605
26,383	2.000%—08/15/2051	15,401
9,447	2.250%—02/15/2052	5,844
7,730	2.375%—02/15/2042	5,670
7,428	3.000%—08/15/2052	5,433
13,873	3.375%—08/15/2042	11,762
16,561	3.625%—05/15/2053	13,711
13,772	3.875%—05/15/2043	12,439
8,726	4.125%—08/15/2053	7,911
24,440	4.250%—02/15/2054-08/15/2054	22,656
12,678	4.500%—02/15/2044	12,392
27,994	4.625%—05/15/2044-02/15/2055	27,773
		181,597
	U.S. Treasury Notes
7,702	3.875%—08/15/2034	7,546
8,033	4.000%—02/28/2030	8,139
10,087	4.125%—11/30/2029	10,272
21,871	4.250%—11/15/2034	22,042
		47,999
Total U.S. Government Obligations (Cost $265,838)		229,596
TOTAL INVESTMENTS—98.8% (Cost $1,237,759)		1,173,935
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		14,702
TOTAL NET ASSETS—100.0%		$1,188,637

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2025. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 04/30/2025 (000s)	Unrealized Gain/(Loss) as of 04/30/2025 (000s)
Asset Backed Securities	$2,992	$—	$—	$—	$—	$(11)	$—	$(2,981)	$—	$(11)

h
Transferred into Level 3 due to the unavailability of observable market data for pricing or transferred out of Level 3 due to availability of observable market data for pricing.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2025, the aggregate value of these securities was $361,159 or 30% of net assets.
2
Step coupon security; the stated rate represents the rate in effect as of April 30, 2025.
3
Variable or floating rate security; the stated rate represents the rate in effect as of April 30, 2025.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
5
Zero coupon bond
CLO
Collateralized Loan Obligation
MTN
Medium Term Note
REMICS
Real Estate Mortgage Investment Conduits
STRIPS
Separate Trading of Registered Interest and Principal of Securities
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: Marathon Asset Management Limited
Value and Cost in Thousands

COMMON STOCKS—99.0%
Shares		Value
AEROSPACE & DEFENSE—2.5%
288,754	BAE Systems PLC (United Kingdom)	$6,694
1,250,951	Rolls-Royce Holdings PLC (United Kingdom)	12,663
		19,357
AUTOMOBILE COMPONENTS—0.7%
119,500	Bridgestone Corp. (Japan)	4,997
275,949	Johnson Electric Holdings Ltd. (Hong Kong)	503
		5,500
AUTOMOBILES—0.6%
36,959	Bayerische Motoren Werke AG (Germany)	3,135
475,100	Mitsubishi Motors Corp. (Japan)	1,315
		4,450
BANKS—15.4%
14,814,900	Bank Central Asia Tbk. PT (Indonesia)	7,877
349,275	Bank of Ireland Group PLC (Ireland)	4,101
50,368	Bank of Nova Scotia (Canada)	2,520
2,071,251	Barclays PLC (United Kingdom)	8,251
976,995	CaixaBank SA (Spain)	7,488
39,482	Capitec Bank Holdings Ltd. (South Africa)	7,328
83,277	Close Brothers Group PLC (United Kingdom)*	362
155,561	DBS Group Holdings Ltd. (Singapore)	5,054
211,858	DNB Bank ASA (Norway)	5,296
642,200	Grupo Financiero Banorte SAB de CV Class O (Mexico)	5,506
537,751	HDFC Bank Ltd. (India)	12,183
343,900	Japan Post Bank Co. Ltd. (Japan)	3,536
4,220,486	Lloyds Banking Group PLC (United Kingdom)	4,146
262,800	Mitsubishi UFJ Financial Group, Inc. (Japan)	3,311
557,659	National Bank of Greece SA (Greece)	5,919
538,800	Resona Holdings, Inc. (Japan)	4,322
187,593	Shinhan Financial Group Co. Ltd. (South Korea)	6,780
510,829	Standard Chartered PLC (United Kingdom)	7,358
193,900	Sumitomo Mitsui Trust Group, Inc. (Japan)	4,797
229,075	Svenska Handelsbanken AB Class A (Sweden)	2,999
175,019	UniCredit SpA (Italy)	10,183
		119,317
BEVERAGES—3.7%
569,300	Arca Continental SAB de CV (Mexico)	5,995
291,200	Asahi Group Holdings Ltd. (Japan)	4,025
38,136	Carlsberg AS Class B (Denmark)	5,196
22,691	Coca-Cola Europacific Partners PLC (United States)	2,059
280,516	Davide Campari-Milano NV (Italy)	1,882
201,410	Diageo PLC (United Kingdom)	5,656
234,000	Kirin Holdings Co. Ltd. (Japan)	3,540
		28,353
BIOTECHNOLOGY—0.5%
23,795	CSL Ltd. (Australia)	3,819
BROADLINE RETAIL—2.2%
42,941	Naspers Ltd. Class N (South Africa)	11,291
29,500	Seria Co. Ltd. (Japan)	599
356,175	Vipshop Holdings Ltd. ADR (China)[1]	4,851
		16,741
BUILDING PRODUCTS—1.2%
149,251	Assa Abloy AB Class B (Sweden)	4,530
7,374	Geberit AG (Switzerland)	5,108
		9,638
CAPITAL MARKETS—4.3%
285,414	3i Group PLC (United Kingdom)	16,180

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
2,255,300	B3 SA - Brasil Bolsa Balcao (Brazil)	$5,361
22,541	Brookfield Asset Management Ltd. Class A (Canada)	1,203
90,516	Brookfield Corp. (Canada)	4,863
20,244	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	885
120,315	IG Group Holdings PLC (United Kingdom)	1,715
316,812	Jupiter Fund Management PLC (United Kingdom)	306
413,000	Nomura Holdings, Inc. (Japan)	2,302
40,582	Rathbones Group PLC (United Kingdom)	854
		33,669
CHEMICALS—0.1%
71,700	Air Water, Inc. (Japan)	978
COMMERCIAL SERVICES & SUPPLIES—0.9%
22,720	Befesa SA (Germany)[2]	691
34,000	Daiei Kankyo Co. Ltd. (Japan)	696
73,503	Elis SA (France)	1,887
48,300	Secom Co. Ltd. (Japan)	1,776
898,330	Serco Group PLC (United Kingdom)	2,062
		7,112
CONSTRUCTION & ENGINEERING—1.3%
76,346	AtkinsRealis Group, Inc. (Canada)	3,781
54,200	Kinden Corp. (Japan)	1,403
185,400	Obayashi Corp. (Japan)	2,876
38,255	Taisei Corp. (Japan)	2,074
		10,134
CONSTRUCTION MATERIALS—1.7%
597,665	Cemex SAB de CV ADR (Mexico)[1]	3,688
31,630	Holcim AG (Switzerland)	3,534
89,800	Taiheiyo Cement Corp. (Japan)	2,418
110,373	Wienerberger AG (Austria)	3,875
		13,515
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.4%
54,699	Alimentation Couche-Tard, Inc. (Canada)	2,855
182,666	Bid Corp. Ltd. (South Africa)	4,590
96,325	Koninklijke Ahold Delhaize NV (Netherlands)	3,955
29,981	Loblaw Cos. Ltd. (Canada)	4,867
166,000	Seven & i Holdings Co. Ltd. (Japan)	2,444
140,921	X5 Retail Group NV GDR (Russia)*,1	— [x]
		18,711
CONTAINERS & PACKAGING—0.2%
82,700	Toyo Seikan Group Holdings Ltd. (Japan)	1,444
DISTRIBUTORS—0.1%
119,027	Inchcape PLC (United Kingdom)	1,067
DIVERSIFIED CONSUMER SERVICES—0.4%
166,981	Laureate Education, Inc. (United States)*	3,351
DIVERSIFIED TELECOMMUNICATION SERVICES—0.9%
6,791,600	Nippon Telegraph & Telephone Corp. (Japan)	7,099
ELECTRICAL EQUIPMENT—2.4%
220,634	Havells India Ltd. (India)	4,178
19,646	Legrand SA (France)	2,159
129,300	Mitsubishi Electric Corp. (Japan)	2,501
29,465	Schneider Electric SE (United States)	6,885
191,327	Vestas Wind Systems AS (Denmark)	2,551
		18,274

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
288,315	Delta Electronics, Inc. (Taiwan)	$3,021
38,600	Murata Manufacturing Co. Ltd. (Japan)	550
		3,571
ENERGY EQUIPMENT & SERVICES—0.4%
476,636	John Wood Group PLC (United Kingdom)*	117
77,969	Technip Energies NV (France)	2,661
		2,778
ENTERTAINMENT—0.5%
281,936	Tencent Music Entertainment Group ADR (China)[1]	3,784
FINANCIAL SERVICES—0.5%
127,205	Edenred SE (France)	3,967
FOOD PRODUCTS—2.7%
603,229	AVI Ltd. (South Africa)	2,934
29,225	Bakkafrost P (Norway)	1,474
251,234	Gruma SAB de CV Class B (Mexico)	4,787
671,190	Marico Ltd. (India)	5,632
32,000	Megmilk Snow Brand Co. Ltd. (Japan)	588
42,400	NH Foods Ltd. (Japan)	1,601
31,339	Salmar ASA (Norway)	1,549
21,600	Toyo Suisan Kaisha Ltd. (Japan)	1,396
15,683	Viscofan SA (Spain)	1,131
		21,092
GROUND TRANSPORTATION—0.8%
36,608	Canadian Pacific Kansas City Ltd. (Canada)	2,659
64,300	East Japan Railway Co. (Japan)	1,394
110,100	West Japan Railway Co. (Japan)	2,316
		6,369
HEALTH CARE EQUIPMENT & SUPPLIES—2.4%
7,061	BioMerieux (France)	953
34,388	Coloplast AS Class B (Denmark)	3,892
915,169	ConvaTec Group PLC (United Kingdom)[2]	3,182
81,072	Demant AS (Denmark)*	2,952
12,777	EssilorLuxottica SA (France)	3,682
317,500	Olympus Corp. (Japan)	4,160
		18,821
HEALTH CARE PROVIDERS & SERVICES—0.6%
47,361	Amplifon SpA (Italy)	906
48,031	Fresenius Medical Care AG (Germany)	2,443
28,600	Medipal Holdings Corp. (Japan)	485
73,600	Ship Healthcare Holdings, Inc. (Japan)	1,068
		4,902
HEALTH CARE TECHNOLOGY—0.2%
137,200	M3, Inc. (Japan)	1,719
HOTELS, RESTAURANTS & LEISURE—3.6%
54,058	Aristocrat Leisure Ltd. (Australia)	2,309
192,888	Compass Group PLC (United Kingdom)	6,503
22,135	Domino’s Pizza Enterprises Ltd. (Australia)	358
408,919	Entain PLC (United Kingdom)	3,496
31,580	Flutter Entertainment PLC (United States)*	7,610
440,000	Galaxy Entertainment Group Ltd. (Hong Kong)	1,589
26,126	InterContinental Hotels Group PLC (United Kingdom)	2,788
1,019,000	SSP Group PLC (United Kingdom)	2,018
33,985	Whitbread PLC (United Kingdom)	1,180
		27,851
HOUSEHOLD DURABLES—1.8%
181,561	Barratt Redrow PLC (United Kingdom)	1,132
33,311	GN Store Nord AS (Denmark)*	503

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
609,915	Midea Group Co. Ltd. Class A (China)	$6,184
236,800	Sony Group Corp. (Japan)	6,247
		14,066
HOUSEHOLD PRODUCTS—0.5%
58,357	Reckitt Benckiser Group PLC (United Kingdom)	3,767
INDUSTRIAL CONGLOMERATES—1.1%
237,000	CK Hutchison Holdings Ltd. (Hong Kong)	1,336
43,875	DCC PLC (United Kingdom)	2,867
60,600	Hitachi Ltd. (Japan)	1,498
27,000	Jardine Matheson Holdings Ltd. (Hong Kong)	1,200
33,100	Nisshinbo Holdings, Inc. (Japan)	198
143,500	Swire Pacific Ltd. Class A (Hong Kong)	1,241
		8,340
INSURANCE—6.1%
37,924	Admiral Group PLC (United Kingdom)	1,649
1,421,200	AIA Group Ltd. (Hong Kong)	10,649
89,900	Dai-ichi Life Holdings, Inc. (Japan)	649
5,369	Fairfax Financial Holdings Ltd. (Canada)	8,382
12,126	Hannover Rueck SE (Germany)	3,893
159,925	Hiscox Ltd. (United Kingdom)	2,354
228,500	Japan Post Holdings Co. Ltd. (Japan)	2,221
7,150	Prudential PLC (Hong Kong)	75
417,936	Prudential PLC (United Kingdom)	4,444
230,640	QBE Insurance Group Ltd. (Australia)	3,188
390,974	Sampo OYJ Class A (Finland)	3,917
137,700	Tokio Marine Holdings, Inc. (Japan)	5,519
		46,940
INTERACTIVE MEDIA & SERVICES—0.7%
214,376	Auto Trader Group PLC (United Kingdom)[2]	2,409
330,523	Rightmove PLC (United Kingdom)	3,264
		5,673
IT SERVICES—1.4%
22,755	Alten SA (France)	1,929
66,100	NEC Corp. (Japan)	1,609
13,900	NS Solutions Corp. (Japan)	330
69,200	NTT Data Group Corp. (Japan)	1,374
136,339	Tata Consultancy Services Ltd. (India)	5,530
		10,772
LEISURE PRODUCTS—0.4%
99,900	Sega Sammy Holdings, Inc. (Japan)	2,097
76,591	Spin Master Corp. (Canada)[2]	1,354
		3,451
LIFE SCIENCES TOOLS & SERVICES—0.5%
43,158	Eurofins Scientific SE (France)	2,724
16,641	Gerresheimer AG (Germany)	1,129
		3,853
MACHINERY—5.0%
28,076	Alfa Laval AB (Sweden)	1,164
32,873	ANDRITZ AG (Austria)	2,362
70,240	ATS Corp. (Canada)*	1,770
318,894	CNH Industrial NV (United States)	3,690
119,498	Fluidra SA (Spain)	2,767
40,846	GEA Group AG (Germany)	2,665
35,000	IHI Corp. (Japan)	2,742
97,400	Kubota Corp. (Japan)	1,132
77,200	Mitsubishi Heavy Industries Ltd. (Japan)	1,522
350,539	Rotork PLC (United Kingdom)	1,427
100,511	Sandvik AB (Sweden)	2,075
2,127,712	Sany Heavy Industry Co. Ltd. Class A (China)	5,543

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
18,541	Stabilus SE (Germany)	$514
462,000	Techtronic Industries Co. Ltd. (Hong Kong)	4,649
28,300	Toyota Industries Corp. (Japan)	3,319
87,061	Wartsila OYJ Abp (Finland)	1,609
		38,950
MARINE TRANSPORTATION—0.1%
141,088	Irish Continental Group PLC (Ireland)	822
MEDIA—1.0%
6,900	Fuji Media Holdings, Inc. (Japan)	143
77,805	Future PLC (United Kingdom)	740
163,500	Hakuhodo DY Holdings, Inc. (Japan)	1,229
1,124,957	ITV PLC (United Kingdom)	1,212
88,720	Nippon Television Holdings, Inc. (Japan)	2,055
56,200	TBS Holdings, Inc. (Japan)	1,885
97,324	WPP PLC (United Kingdom)	755
		8,019
METALS & MINING—4.5%
49,643	Acerinox SA (Spain)	561
49,263	Anglo American Platinum Ltd. (South Africa)	1,687
127,857	ArcelorMittal SA (France)	3,781
161,227	Barrick Gold Corp. (Canada)	3,075
189,922	BHP Group Ltd. (Australia)	4,527
38,600	Dowa Holdings Co. Ltd. (Japan)	1,238
142,521	Evolution Mining Ltd. (Australia)	715
166,972	First Quantum Minerals Ltd. (Canada)*	2,242
19,976	Franco-Nevada Corp. (Canada)	3,433
1,121,072	Glencore PLC (United Kingdom)*	3,676
24,788	Newmont Corp. CDI (Australia)[1]	1,307
320,373	Severstal PAO GDR (Russia)*,1	— [x]
67,085	Southern Copper Corp. (Peru)	6,005
119,100	Sumitomo Metal Mining Co. Ltd. (Japan)	2,642
		34,889
OIL, GAS & CONSUMABLE FUELS—3.0%
1,556,053	BP PLC (United Kingdom)	7,185
112,699	Canadian Natural Resources Ltd. (Canada)	3,234
84,756	Equinor ASA (Norway)	1,918
240,700	Idemitsu Kosan Co. Ltd. (Japan)	1,492
144,500	Inpex Corp. (Japan)	1,808
110,843	PrairieSky Royalty Ltd. (Canada)	1,866
606,418	PRIO SA (Brazil)*	3,602
480,823	Santos Ltd. (Australia)	1,848
		22,953
PAPER & FOREST PRODUCTS—0.2%
28,788	Stella-Jones, Inc. (Canada)	1,412
PASSENGER AIRLINES—1.4%
52,429	Copa Holdings SA Class A (Panama)	4,811
329,848	easyJet PLC (United Kingdom)	2,187
50,710	Exchange Income Corp. (Canada)[3]	1,863
316,557	Qantas Airways Ltd. (Australia)	1,790
		10,651
PERSONAL CARE PRODUCTS—0.2%
71,100	Shiseido Co. Ltd. (Japan)	1,169
PHARMACEUTICALS—1.6%
158,282	Novo Nordisk AS Class B (Denmark)	10,583
51,500	Tsumura & Co. (Japan)	1,549
		12,132
PROFESSIONAL SERVICES—2.6%
132,840	ALS Ltd. (Australia)	1,458

COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
71,291	Capita PLC (United Kingdom)*	$175
48,249	Experian PLC (United Kingdom)	2,400
63,999	Intertek Group PLC (United Kingdom)	3,931
108,980	IPH Ltd. (Australia)	318
431,195	Pagegroup PLC (United Kingdom)	1,555
39,815	Randstad NV (Netherlands)	1,598
152,809	RELX PLC (United Kingdom)	8,340
		19,775
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
107,700	Daiwa House Industry Co. Ltd. (Japan)	3,897
276,972	Henderson Land Development Co. Ltd. (Hong Kong)	785
		4,682
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.8%
9,269	ASML Holding NV (Netherlands)	6,205
46,500	ASMPT Ltd. (Hong Kong)	313
140,000	MediaTek, Inc. (Taiwan)	5,949
12,000	Renesas Electronics Corp. (Japan)	141
605,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	17,142
		29,750
SOFTWARE—1.3%
1,766	Constellation Software, Inc. (Canada)	6,365
42,462	Dassault Systemes SE (France)	1,591
7,196	Lumine Group, Inc. (Canada)*	233
14,000	Oracle Corp. (Japan)	1,683
		9,872
SPECIALTY RETAIL—1.7%
96,500	ABC-Mart, Inc. (Japan)	1,795
14,300	Nitori Holdings Co. Ltd. (Japan)	1,701
387,543	Pets at Home Group PLC (United Kingdom)	1,227
255,300	USS Co. Ltd. (Japan)	2,545
140,198	WH Smith PLC (United Kingdom)	1,697
1,408,500	Zhongsheng Group Holdings Ltd. (China)	2,119
179,900	ZOZO, Inc. (Japan)	1,827
		12,911
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.3%
464,529	Advantech Co. Ltd. (Taiwan)	4,867
139,714	Samsung Electronics Co. Ltd. (South Korea)	5,451
		10,318
TEXTILES, APPAREL & LUXURY GOODS—2.4%
15,586	adidas AG (Germany)	3,586
39,288	Cie Financiere Richemont SA Class A (Switzerland)	6,942
51,529	Gildan Activewear, Inc. (Canada)	2,375
796,000	Li Ning Co. Ltd. (China)	1,501
591,300	Samsonite Group SA (Hong Kong)[2]	1,059
504,900	Shenzhou International Group Holdings Ltd. (China)	3,500
		18,963
TRADING COMPANIES & DISTRIBUTORS—1.9%
331,300	BOC Aviation Ltd. (China)[2]	2,483
49,855	Brenntag SE (Germany)	3,329
114,071	Bunzl PLC (United Kingdom)	3,585
47,632	Finning International, Inc. (Canada)	1,344
75,000	Mitsubishi Corp. (Japan)	1,424
48,611	Rexel SA (France)	1,351
57,822	Richelieu Hardware Ltd. (Canada)[3]	1,368
		14,884

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRANSPORTATION INFRASTRUCTURE—0.2%
170,000	Mitsubishi Logistics Corp. (Japan)	$1,173
TOTAL COMMON STOCKS (Cost $561,184)		$767,570

PREFERRED STOCKS—0.6%

(Cost $2,852)
BEVERAGES—0.6%
1,134,926	Embotelladora Andina SA Class B (Chile)	4,854
TOTAL INVESTMENTS—99.6% (Cost $564,036)		772,424
CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		2,888
TOTAL NET ASSETS—100%		$775,312

RIGHTS/WARRANTS
Description	Shares	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Constellation Software, Inc. (Canada)*	3,982	CAD 0.00	03/31/2040	$—	$—[x]
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2025 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$27,830	$—	$27,830
Europe	—	325,078	—	325,078
Latin America	39,755	—	—	39,755
Middle East/Central Asia	—	39,754	—	39,754
North America	79,774	—	—	79,774
Pacific Basin	8,635	246,744	—	255,379
Preferred Stocks
Latin America	4,854	—	—	4,854
Total Investments in Securities	$133,018	$639,406	$—	$772,424
Financial Derivative Instruments - Assets
Rights/Warrants	$—	$—	$—	$—
Total Investments	$133,018	$639,406	$—	$772,424
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2025. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 04/30/2025 (000s)	Unrealized Gain/(Loss) as of 04/30/2025 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(11,174)
Rights/Warrants	—	—	—	—	—	—	—	—	—	—
	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(11,174)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 04/30/2025 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PAO GDR (Russia)*	$—	Market Approach	Estimated Recovery Value	$ 0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	0.00
$—
Financial Derivative Instruments
Rights/Warrants
Constellation Software, Inc. (Canada)*	$—	Market Approach	Estimated Recovery Value	CAD 0.00

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2025, the aggregate value of these securities was $11,178 or 1% of net assets.
3
All or a portion of this security was out on loan as of April 30, 2025.
CAD
Canadian Dollar
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: Marathon Asset Management Limited
Value and Cost in Thousands

COMMON STOCKS—98.6%
Shares		Value
AEROSPACE & DEFENSE—3.6%
1,854,694	BAE Systems PLC (United Kingdom)	$42,997
8,020,970	Rolls-Royce Holdings PLC (United Kingdom)	81,192
		124,189
AUTOMOBILE COMPONENTS—1.0%
749,900	Bridgestone Corp. (Japan)	31,357
1,764,507	Johnson Electric Holdings Ltd. (Hong Kong)	3,215
		34,572
AUTOMOBILES—0.8%
237,357	Bayerische Motoren Werke AG (Germany)	20,132
3,037,000	Mitsubishi Motors Corp. (Japan)	8,408
		28,540
BANKS—14.2%
11,663,100	Bank Central Asia Tbk. PT (Indonesia)	6,201
2,242,115	Bank of Ireland Group PLC (Ireland)	26,326
13,302,103	Barclays PLC (United Kingdom)	52,991
6,274,215	CaixaBank SA (Spain)	48,087
31,026	Capitec Bank Holdings Ltd. (South Africa)	5,759
536,829	Close Brothers Group PLC (United Kingdom)*	2,335
996,417	DBS Group Holdings Ltd. (Singapore)	32,373
1,360,541	DNB Bank ASA (Norway)	34,011
505,600	Grupo Financiero Banorte SAB de CV Class O (Mexico)	4,335
423,349	HDFC Bank Ltd. (India)	9,591
2,197,500	Japan Post Bank Co. Ltd. (Japan)	22,595
26,991,743	Lloyds Banking Group PLC (United Kingdom)	26,519
1,684,200	Mitsubishi UFJ Financial Group, Inc. (Japan)	21,219
438,884	National Bank of Greece SA (Greece)	4,658
3,441,600	Resona Holdings, Inc. (Japan)	27,608
147,685	Shinhan Financial Group Co. Ltd. (South Korea)	5,337
3,280,251	Standard Chartered PLC (United Kingdom)	47,246
1,241,100	Sumitomo Mitsui Trust Group, Inc. (Japan)	30,703
1,465,024	Svenska Handelsbanken AB Class A (Sweden)	19,177
1,124,139	UniCredit SpA (Italy)	65,403
		492,474
BEVERAGES—4.3%
448,200	Arca Continental SAB de CV (Mexico)	4,720
1,892,700	Asahi Group Holdings Ltd. (Japan)	26,161
244,964	Carlsberg AS Class B (Denmark)	33,377
146,281	Coca-Cola Europacific Partners PLC (United States)	13,274
1,808,316	Davide Campari-Milano NV (Italy)[1]	12,134
1,293,997	Diageo PLC (United Kingdom)	36,336
1,495,800	Kirin Holdings Co. Ltd. (Japan)	22,627
		148,629
BIOTECHNOLOGY—0.7%
152,204	CSL Ltd. (Australia)	24,431
BROADLINE RETAIL—0.5%
33,806	Naspers Ltd. Class N (South Africa)	8,889
188,800	Seria Co. Ltd. (Japan)	3,833
280,402	Vipshop Holdings Ltd. ADR (China)[2]	3,819
		16,541
BUILDING PRODUCTS—1.8%
958,602	Assa Abloy AB Class B (Sweden)	29,097
47,346	Geberit AG (Switzerland)	32,798
		61,895
CAPITAL MARKETS—4.2%
1,833,178	3i Group PLC (United Kingdom)	103,925
1,775,600	B3 SA - Brasil Bolsa Balcao (Brazil)	4,220

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
126,000	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	$5,505
772,662	IG Group Holdings PLC (United Kingdom)	11,013
2,003,647	Jupiter Fund Management PLC (United Kingdom)	1,937
2,642,600	Nomura Holdings, Inc. (Japan)	14,729
261,604	Rathbones Group PLC (United Kingdom)	5,507
		146,836
CHEMICALS—0.2%
458,600	Air Water, Inc. (Japan)	6,254
COMMERCIAL SERVICES & SUPPLIES—1.3%
145,304	Befesa SA (Germany)[3]	4,418
220,900	Daiei Kankyo Co. Ltd. (Japan)	4,525
473,828	Elis SA (France)	12,163
311,600	Secom Co. Ltd. (Japan)	11,458
5,773,613	Serco Group PLC (United Kingdom)	13,250
		45,814
CONSTRUCTION & ENGINEERING—1.2%
347,100	Kinden Corp. (Japan)	8,984
1,186,300	Obayashi Corp. (Japan)	18,406
243,274	Taisei Corp. (Japan)	13,191
		40,581
CONSTRUCTION MATERIALS—1.9%
470,517	Cemex SAB de CV ADR (Mexico)[2]	2,903
202,289	Holcim AG (Switzerland)	22,605
573,500	Taiheiyo Cement Corp. (Japan)	15,442
708,934	Wienerberger AG (Austria)	24,892
		65,842
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.3%
143,723	Bid Corp. Ltd. (South Africa)	3,612
618,105	Koninklijke Ahold Delhaize NV (Netherlands)	25,379
1,062,400	Seven & i Holdings Co. Ltd. (Japan)	15,639
95,013	X5 Retail Group NV GDR (Russia)*,2	— [x]
		44,630
CONTAINERS & PACKAGING—0.3%
529,400	Toyo Seikan Group Holdings Ltd. (Japan)	9,243
DISTRIBUTORS—0.2%
761,235	Inchcape PLC (United Kingdom)	6,821
DIVERSIFIED CONSUMER SERVICES—0.1%
131,457	Laureate Education, Inc. (United States)*	2,638
DIVERSIFIED TELECOMMUNICATION SERVICES—1.3%
43,453,400	Nippon Telegraph & Telephone Corp. (Japan)	45,421
ELECTRICAL EQUIPMENT—2.7%
173,597	Havells India Ltd. (India)	3,287
125,644	Legrand SA (France)	13,809
829,300	Mitsubishi Electric Corp. (Japan)	16,043
189,072	Schneider Electric SE (United States)	44,176
1,228,393	Vestas Wind Systems AS (Denmark)	16,377
		93,692
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
226,000	Delta Electronics, Inc. (Taiwan)	2,368
247,100	Murata Manufacturing Co. Ltd. (Japan)	3,520
		5,888
ENERGY EQUIPMENT & SERVICES—0.5%
3,006,233	John Wood Group PLC (United Kingdom)*	740

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—Continued
502,620	Technip Energies NV (France)	$17,151
		17,891
ENTERTAINMENT—0.1%
221,957	Tencent Music Entertainment Group ADR (China)[2]	2,979
FINANCIAL SERVICES—0.7%
817,374	Edenred SE (France)	25,491
FOOD PRODUCTS—1.7%
474,898	AVI Ltd. (South Africa)	2,310
187,646	Bakkafrost P (Norway)	9,462
196,262	Gruma SAB de CV Class B (Mexico)	3,739
528,096	Marico Ltd. (India)	4,431
204,200	Megmilk Snow Brand Co. Ltd. (Japan)	3,755
271,100	NH Foods Ltd. (Japan)	10,235
201,214	Salmar ASA (Norway)	9,943
138,200	Toyo Suisan Kaisha Ltd. (Japan)	8,934
100,300	Viscofan SA (Spain)	7,236
		60,045
GROUND TRANSPORTATION—0.7%
411,200	East Japan Railway Co. (Japan)	8,913
702,500	West Japan Railway Co. (Japan)	14,778
		23,691
HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
45,510	BioMerieux (France)	6,143
220,921	Coloplast AS Class B (Denmark)	25,000
5,873,581	ConvaTec Group PLC (United Kingdom)[3]	20,420
520,737	Demant AS (Denmark)*	18,964
81,714	EssilorLuxottica SA (France)	23,546
2,050,100	Olympus Corp. (Japan)	26,863
		120,936
HEALTH CARE PROVIDERS & SERVICES—0.9%
302,897	Amplifon SpA (Italy)	5,797
308,508	Fresenius Medical Care AG (Germany)	15,695
182,700	Medipal Holdings Corp. (Japan)	3,096
478,300	Ship Healthcare Holdings, Inc. (Japan)	6,939
		31,527
HEALTH CARE TECHNOLOGY—0.3%
892,400	M3, Inc. (Japan)	11,184
HOTELS, RESTAURANTS & LEISURE—5.1%
346,190	Aristocrat Leisure Ltd. (Australia)	14,785
1,238,470	Compass Group PLC (United Kingdom)	41,755
141,753	Domino’s Pizza Enterprises Ltd. (Australia)	2,291
2,627,366	Entain PLC (United Kingdom)	22,461
202,814	Flutter Entertainment PLC (United States)*	48,876
2,811,000	Galaxy Entertainment Group Ltd. (Hong Kong)	10,152
168,417	InterContinental Hotels Group PLC (United Kingdom)	17,972
6,542,712	SSP Group PLC (United Kingdom)	12,958
217,342	Whitbread PLC (United Kingdom)	7,549
		178,799
HOUSEHOLD DURABLES—1.6%
1,170,405	Barratt Redrow PLC (United Kingdom)	7,297
213,041	GN Store Nord AS (Denmark)*	3,217
479,300	Midea Group Co. Ltd. Class A (China)	4,859
1,532,000	Sony Group Corp. (Japan)	40,418
		55,791
HOUSEHOLD PRODUCTS—0.7%
374,655	Reckitt Benckiser Group PLC (United Kingdom)	24,183

COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL CONGLOMERATES—1.5%
1,516,000	CK Hutchison Holdings Ltd. (Hong Kong)	$8,549
281,809	DCC PLC (United Kingdom)	18,419
387,300	Hitachi Ltd. (Japan)	9,572
172,800	Jardine Matheson Holdings Ltd. (Hong Kong)	7,678
211,600	Nisshinbo Holdings, Inc. (Japan)	1,265
918,500	Swire Pacific Ltd. Class A (Hong Kong)	7,943
		53,426
INSURANCE—6.1%
242,532	Admiral Group PLC (United Kingdom)	10,548
4,291,000	AIA Group Ltd. (Hong Kong)	32,152
573,900	Dai-ichi Life Holdings, Inc. (Japan)	4,144
78,171	Hannover Rueck SE (Germany)	25,093
1,030,935	Hiscox Ltd. (United Kingdom)	15,173
1,464,600	Japan Post Holdings Co. Ltd. (Japan)	14,236
44,050	Prudential PLC (Hong Kong)	463
2,685,805	Prudential PLC (United Kingdom)	28,558
1,475,256	QBE Insurance Group Ltd. (Australia)	20,388
2,507,430	Sampo OYJ Class A (Finland)	25,121
890,300	Tokio Marine Holdings, Inc. (Japan)	35,685
		211,561
INTERACTIVE MEDIA & SERVICES—1.0%
1,371,022	Auto Trader Group PLC (United Kingdom)[3]	15,403
2,113,825	Rightmove PLC (United Kingdom)	20,877
		36,280
IT SERVICES—1.1%
129,967	Alten SA (France)	11,017
420,300	NEC Corp. (Japan)	10,231
89,400	NS Solutions Corp. (Japan)	2,121
442,000	NTT Data Group Corp. (Japan)	8,778
107,138	Tata Consultancy Services Ltd. (India)	4,346
		36,493
LEISURE PRODUCTS—0.4%
637,100	Sega Sammy Holdings, Inc. (Japan)	13,372
LIFE SCIENCES TOOLS & SERVICES—0.7%
276,017	Eurofins Scientific SE (France)	17,419
107,273	Gerresheimer AG (Germany)	7,278
		24,697
MACHINERY—5.4%
179,557	Alfa Laval AB (Sweden)	7,447
211,914	ANDRITZ AG (Austria)	15,228
2,052,701	CNH Industrial NV (United States)	23,750
767,130	Fluidra SA (Spain)[1]	17,760
263,306	GEA Group AG (Germany)	17,178
223,500	IHI Corp. (Japan)	17,507
634,500	Kubota Corp. (Japan)	7,373
492,800	Mitsubishi Heavy Industries Ltd. (Japan)	9,715
2,259,698	Rotork PLC (United Kingdom)	9,201
642,810	Sandvik AB (Sweden)	13,271
1,675,100	Sany Heavy Industry Co. Ltd. Class A (China)	4,364
118,578	Stabilus SE (Germany)	3,289
1,063,500	Techtronic Industries Co. Ltd. (Hong Kong)	10,703
180,800	Toyota Industries Corp. (Japan)	21,203
556,795	Wartsila OYJ Abp (Finland)	10,288
		188,277
MARINE TRANSPORTATION—0.2%
905,996	Irish Continental Group PLC (Ireland)	5,278
MEDIA—1.5%
43,800	Fuji Media Holdings, Inc. (Japan)	907
500,206	Future PLC (United Kingdom)	4,757

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
1,046,800	Hakuhodo DY Holdings, Inc. (Japan)	$7,870
7,194,562	ITV PLC (United Kingdom)	7,754
567,800	Nippon Television Holdings, Inc. (Japan)	13,149
359,000	TBS Holdings, Inc. (Japan)	12,043
627,384	WPP PLC (United Kingdom)	4,864
		51,344
METALS & MINING—3.6%
317,488	Acerinox SA (Spain)	3,588
38,707	Anglo American Platinum Ltd. (South Africa)	1,326
820,791	ArcelorMittal SA (France)	24,272
1,216,279	BHP Group Ltd. (Australia)	28,988
246,300	Dowa Holdings Co. Ltd. (Japan)	7,902
913,766	Evolution Mining Ltd. (Australia)	4,583
131,449	First Quantum Minerals Ltd. (Canada)*	1,765
7,203,069	Glencore PLC (United Kingdom)*	23,617
158,925	Newmont Corp. CDI (Australia)[2]	8,383
217,215	Severstal PAO GDR (Russia)*,2	— [x]
52,762	Southern Copper Corp. (Peru)	4,723
764,000	Sumitomo Metal Mining Co. Ltd. (Japan)	16,951
		126,098
OIL, GAS & CONSUMABLE FUELS—2.7%
9,989,136	BP PLC (United Kingdom)	46,124
542,050	Equinor ASA (Norway)	12,269
1,542,900	Idemitsu Kosan Co. Ltd. (Japan)	9,561
923,600	Inpex Corp. (Japan)	11,554
477,134	PRIO SA (Brazil)*	2,834
3,079,221	Santos Ltd. (Australia)	11,838
		94,180
PASSENGER AIRLINES—0.8%
41,275	Copa Holdings SA Class A (Panama)	3,787
2,116,981	easyJet PLC (United Kingdom)	14,036
2,028,999	Qantas Airways Ltd. (Australia)	11,472
		29,295
PERSONAL CARE PRODUCTS—0.2%
454,800	Shiseido Co. Ltd. (Japan)	7,477
PHARMACEUTICALS—2.2%
1,016,331	Novo Nordisk AS Class B (Denmark)	67,953
330,400	Tsumura & Co. (Japan)	9,936
		77,889
PROFESSIONAL SERVICES—3.7%
850,714	ALS Ltd. (Australia)	9,334
449,645	Capita PLC (United Kingdom)*	1,103
308,580	Experian PLC (United Kingdom)	15,352
411,119	Intertek Group PLC (United Kingdom)	25,249
693,967	IPH Ltd. (Australia)	2,027
2,773,362	Pagegroup PLC (United Kingdom)	10,002
255,825	Randstad NV (Netherlands)	10,269
980,734	RELX PLC (United Kingdom)	53,524
		126,860
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
700,200	Daiwa House Industry Co. Ltd. (Japan)	25,335
1,769,879	Henderson Land Development Co. Ltd. (Hong Kong)	5,019
		30,354
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.8%
59,751	ASML Holding NV (Netherlands)	40,000
297,400	ASMPT Ltd. (Hong Kong)	2,001
110,000	MediaTek, Inc. (Taiwan)	4,674

COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
76,500	Renesas Electronics Corp. (Japan)	$898
476,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	13,487
		61,060
SOFTWARE—0.6%
271,562	Dassault Systemes SE (France)	10,177
91,400	Oracle Corp. (Japan)	10,988
		21,165
SPECIALTY RETAIL—2.1%
627,200	ABC-Mart, Inc. (Japan)	11,665
91,500	Nitori Holdings Co. Ltd. (Japan)	10,887
2,498,237	Pets at Home Group PLC (United Kingdom)	7,912
1,661,900	USS Co. Ltd. (Japan)	16,565
900,489	WH Smith PLC (United Kingdom)	10,897
1,109,000	Zhongsheng Group Holdings Ltd. (China)	1,669
1,142,800	ZOZO, Inc. (Japan)	11,606
		71,201
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.2%
364,557	Advantech Co. Ltd. (Taiwan)	3,819
109,991	Samsung Electronics Co. Ltd. (South Korea)	4,292
		8,111
TEXTILES, APPAREL & LUXURY GOODS—2.3%
100,075	adidas AG (Germany)	23,026
252,252	Cie Financiere Richemont SA Class A (Switzerland)	44,574
626,500	Li Ning Co. Ltd. (China)	1,181
3,790,500	Samsonite Group SA (Hong Kong)[3]	6,792
397,118	Shenzhou International Group Holdings Ltd. (China)	2,753
		78,326
TRADING COMPANIES & DISTRIBUTORS—1.8%
260,700	BOC Aviation Ltd. (China)[3]	1,954
320,263	Brenntag SE (Germany)	21,388
732,343	Bunzl PLC (United Kingdom)	23,014
480,600	Mitsubishi Corp. (Japan)	9,125
310,884	Rexel SA (France)	8,637
		64,118
TRANSPORTATION INFRASTRUCTURE—0.2%
1,078,100	Mitsubishi Logistics Corp. (Japan)	7,440
TOTAL COMMON STOCKS (Cost $2,500,252)		3,421,750

PREFERRED STOCKS—0.1%

(Cost $2,284)
BEVERAGES—0.1%
893,480	Embotelladora Andina SA (Chile)	3,821

Short-Term Investments—0.2%

(Cost $7,846)
7,845,864	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 4.360%)[4]	7,846
TOTAL INVESTMENTS—98.9% (Cost $2,510,382)		3,433,417
CASH AND OTHER ASSETS, LESS LIABILITIES—1.1%		39,038
TOTAL NET ASSETS—100%		$3,472,455

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2025 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$21,896	$—	$21,896
Europe	—	2,052,272	—	2,052,272
Latin America	31,261	—	—	31,261
Middle East/Central Asia	—	31,284	—	31,284
North America	90,303	—	—	90,303
Pacific Basin	6,798	1,187,936	—	1,194,734
Preferred Stocks
Latin America	3,821	—	—	3,821
Short-Term Investments
Investment Company-Securities Lending Investment Fund	7,846	—	—	7,846
Total Investments in Securities	$140,029	$3,293,388	$—	$3,433,417
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2025. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 04/30/2025 (000s)	Unrealized Gain/(Loss) as of 04/30/2025 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(7,678)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 04/30/2025 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PAO GDR (Russia)*	$—	Market Approach	Estimated Recovery Value	$ 0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	0.00
	$—

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
All or a portion of this security was out on loan as of April 30, 2025.
2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
3
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2025, the aggregate value of these securities was $48,987 or 1% of net assets.
4
Represents the investment of collateral received from securities lending activities.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Compounders Fund
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: C WorldWide Asset Management
Value and Cost in Thousands

COMMON STOCKS—98.6%
Shares		Value
BANKS—8.5%
2,111,800	Bank Central Asia Tbk. PT (Indonesia)	$1,123
37,718	HDFC Bank Ltd. ADR (India)[1]	2,742
		3,865
BEVERAGES—2.0%
32,705	Diageo PLC (United Kingdom)	918
BUILDING PRODUCTS—5.2%
46,949	Assa Abloy AB Class B (Sweden)	1,425
8,200	Daikin Industries Ltd. (Japan)	934
		2,359
CAPITAL MARKETS—4.5%
6,344	Deutsche Boerse AG (Germany)	2,043
CHEMICALS—4.8%
4,816	Linde PLC (United States)	2,183
CONSTRUCTION & ENGINEERING—2.7%
8,672	Vinci SA (France)	1,218
ELECTRIC UTILITIES—2.6%
52,332	SSE PLC (United Kingdom)	1,180
ELECTRICAL EQUIPMENT—3.2%
6,227	Schneider Electric SE (United States)	1,455
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.7%
3,000	Keyence Corp. (Japan)	1,254
FOOD PRODUCTS—3.9%
16,611	Nestle SA (United States)	1,768
HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
13,800	Hoya Corp. (Japan)	1,624
HOTELS, RESTAURANTS & LEISURE—3.4%
45,555	Compass Group PLC (United Kingdom)	1,536
HOUSEHOLD DURABLES—4.2%
73,000	Sony Group Corp. (Japan)	1,926
INDUSTRIAL CONGLOMERATES—3.7%
7,420	Siemens AG (Germany)	1,709

COMMON STOCKS—Continued
Shares		Value
INSURANCE—3.2%
194,600	AIA Group Ltd. (Hong Kong)	$1,458
MACHINERY—7.0%
78,732	Atlas Copco AB Class A (Sweden)	1,219
46,293	Epiroc AB Class A (Sweden)	1,001
3,000	SMC Corp. (Japan)	971
		3,191
PERSONAL CARE PRODUCTS—3.1%
3,260	L’Oreal SA (France)*	1,441
PHARMACEUTICALS—6.9%
11,784	AstraZeneca PLC (United Kingdom)	1,688
22,137	Novo Nordisk AS Class B (Denmark)	1,480
		3,168
PROFESSIONAL SERVICES—4.0%
33,781	RELX PLC (United Kingdom)	1,844
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.6%
1,708	ASML Holding NV (Netherlands)	1,144
11,381	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	1,897
		3,041
SOFTWARE—6.7%
10,436	SAP SE (Germany)	3,053
TEXTILES, APPAREL & LUXURY GOODS—2.4%
1,955	LVMH Moet Hennessy Louis Vuitton SE (France)	1,083
TRADING COMPANIES & DISTRIBUTORS—3.8%
10,313	Ferguson Enterprises, Inc. (United States)	1,751
TOTAL COMMON STOCKS (Cost $44,543)		45,068
TOTAL INVESTMENTS—98.6% (Cost $44,543)		45,068
CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%		656
TOTAL NET ASSETS—100%		$45,724

⬤

Harbor International Compounders Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2025 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$25,437	$—	$25,437
Middle East/Central Asia	2,742	—	—	2,742
North America	2,183	3,519	—	5,702
Pacific Basin	1,897	9,290	—	11,187
Total Investments in Securities	$6,822	$38,246	$—	$45,068
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: Acadian Asset Management LLC
Value and Cost in Thousands

COMMON STOCKS—98.0%
Shares		Value
AEROSPACE & DEFENSE—2.4%
4,317	Dassault Aviation SA (France)	$1,557
72,850	Leonardo SpA (Italy)	3,787
12,669	Safran SA (France)	3,371
378,600	Singapore Technologies Engineering Ltd. (Singapore)	2,150
		10,865
AIR FREIGHT & LOGISTICS—0.2%
16,776	Deutsche Post AG (Germany)	717
AUTOMOBILE COMPONENTS—0.6%
9,783	Continental AG (Germany)	765
158,800	Denso Corp. (Japan)	2,050
8,700	Ichikoh Industries Ltd. (Japan)	24
28,000	Johnson Electric Holdings Ltd. (Hong Kong)	51
111,600	Somboon Advance Technology PCL NVDR (Thailand)[1]	39
		2,929
AUTOMOBILES—0.5%
132,500	Mazda Motor Corp. (Japan)	792
103,400	Nissan Motor Co. Ltd. (Japan)*	247
110,036	Stellantis NV (United States)	1,024
23,300	Subaru Corp. (Japan)	422
		2,485
BANKS—15.5%
13,392	ABN AMRO Bank NV CVA (Netherlands)[1,2]	277
217,714	Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	690
78,824	Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	392
46,312	ANZ Group Holdings Ltd. (Australia)	886
25,118	Attica Bank SA (Greece)*	21
5,700	Awa Bank Ltd. (Japan)	110
23,603	Banca Popolare di Sondrio SpA (Italy)	296
354,603	Banco Bilbao Vizcaya Argentaria SA (Spain)	4,867
451,605	Banco Santander SA (Spain)	3,180
164,300	Bangkok Bank PCL NVDR (Thailand)[1]	688
741,065	Bank Danamon Indonesia Tbk. PT (Indonesia)	108
13,057	Bank Polska Kasa Opieki SA (Poland)*	654
396,689	Barclays PLC ADR (United Kingdom)[1]	6,371
121,684	BNP Paribas SA (France)	10,310
419,291	CaixaBank SA (Spain)[3]	3,214
3,411,000	China Construction Bank Corp. Class H (China)	2,802
32,260	Commercial Bank of Dubai PSC (United Arab Emirates)	81
21,063	Credit Agricole SA (France)	395
106,800	Dah Sing Banking Group Ltd. (Hong Kong)	115
41,945	DNB Bank ASA (Norway)	1,049
13,212	Erste Group Bank AG (Austria)	895
37,272	Faisal Islamic Bank of Egypt (Egypt)	38
19,879	Hana Financial Group, Inc. (South Korea)	901
138,000	Industrial & Commercial Bank of China Ltd. Class H (China)	94
131,347	ING Groep NV (Netherlands)	2,551
33,774	Intesa Sanpaolo SpA (Italy)	180
9,717	KBC Group NV (Belgium)	896
15,640	Komercni Banka AS (Czech Republic)	760
614,400	Krung Thai Bank PCL NVDR (Thailand)[1]	401
87,100	Mitsubishi UFJ Financial Group, Inc. (Japan)	1,097
85,100	Mizuho Financial Group, Inc. (Japan)	2,128
1,180,225	NatWest Group PLC (United Kingdom)	7,592
1,731,000	Postal Savings Bank of China Co. Ltd. Class H (China)[2]	1,064
14,933	Raiffeisen Bank International AG (Austria)	399
484,616	Sharjah Islamic Bank (United Arab Emirates)	330
123,484	Skandinaviska Enskilda Banken AB Class A (Sweden)	1,959
74,934	Societe Generale SA (France)	3,907
191,851	Standard Chartered PLC (United Kingdom)	2,763
239,600	Sumitomo Mitsui Financial Group, Inc. (Japan)	5,716

COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
11,100	Towa Bank Ltd. (Japan)	$48
		70,225
BEVERAGES—1.9%
60,336	Anheuser-Busch InBev SA (Belgium)	3,977
16,794	Coca-Cola HBC AG (Italy)	874
14,638	Ginebra San Miguel, Inc. (Philippines)	75
23,762	Heineken Holding NV (Netherlands)	1,858
14,639	Heineken NV (Netherlands)	1,310
34,100	Kirin Holdings Co. Ltd. (Japan)	516
		8,610
BIOTECHNOLOGY—0.3%
9,335	AC Immune SA (Switzerland)*	16
6,102	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	52
6,176	Genmab AS (Denmark)*	1,310
		1,378
BROADLINE RETAIL—0.3%
50,669	Allegro.eu SA (Poland)*,2	445
3,500	Next PLC (United Kingdom)	577
29,053	Vipshop Holdings Ltd. ADR (China)[1]	396
		1,418
BUILDING PRODUCTS—0.5%
300	BRC Asia Ltd. (Singapore)	1
16,200	Daikin Industries Ltd. (Japan)	1,846
30,994	Eurocell PLC (United Kingdom)	63
4,830	Rockwool AS Class B (Denmark)	220
		2,130
CAPITAL MARKETS—3.5%
164	Cie Financiere Tradition SA (Switzerland)	43
92,732	Deutsche Bank AG (Germany)	2,432
27,545	Deutsche Boerse AG (Germany)	8,872
4,130	DWS Group GmbH & Co. KGaA (Germany)[2]	217
2,752	Euronext NV (Netherlands)[2]	460
2,082	Fiducian Group Ltd. (Australia)	13
2,210	Flow Traders Ltd. (Netherlands)	66
83,841	Investec PLC (United Kingdom)	524
4,100	IwaiCosmo Holdings, Inc. (Japan)	60
169,200	Japan Exchange Group, Inc. (Japan)	1,883
218,400	Nomura Holdings, Inc. (Japan)	1,217
26,200	Singapore Exchange Ltd. (Singapore)	288
1,231	Tatton Asset Management PLC (United Kingdom)	10
858	Titanium OYJ (Finland)	7
		16,092
CHEMICALS—0.8%
100	Achilles Corp. (Japan)	1
10,704	BASF SE (Germany)*	547
2,800	Kyowa Leather Cloth Co. Ltd. (Japan)	13
2,200	Nippon Carbide Industries Co., Inc. (Japan)	26
16,618	Nufarm Ltd. (Australia)	41
102,869	Orica Ltd. (Australia)	1,068
7,100	Riken Technos Corp. (Japan)	50
118,933	Sasol Ltd. (South Africa)*	411
5,600	Sekisui Kasei Co. Ltd. (Japan)	13
38,000	Shin-Etsu Chemical Co. Ltd. (Japan)	1,156
4,200	Zacros Corp. (Japan)	116
		3,442
COMMERCIAL SERVICES & SUPPLIES—1.2%
800	Ajis Co. Ltd. (Japan)	14

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
4,000	Azienda Bresciana Petroli Nocivelli SpA (Italy)	$23
322,055	Brambles Ltd. (Australia)	4,232
1,074	Cewe Stiftung & Co. KGAA (Germany)	124
340	Fursys, Inc. (South Korea)	11
7,200	Kyodo Printing Co. Ltd. (Japan)	54
8,961	Mears Group PLC (United Kingdom)	46
5,900	Prestige International, Inc. (Japan)	28
1,900	Sato Corp. (Japan)	28
5,100	Secom Co. Ltd. (Japan)	188
9,067	SPIE SA (France)	444
2,500	Takara & Co. Ltd. (Japan)	61
		5,253
COMMUNICATIONS EQUIPMENT—1.1%
1,712	EVS Broadcast Equipment SA (Belgium)	72
4,882	Nokia OYJ (Finland)	24
128,298	Nokia OYJ ADR (Finland)[1]	640
541,270	Telefonaktiebolaget LM Ericsson ADR (Sweden)[1]	4,460
		5,196
CONSTRUCTION & ENGINEERING—0.5%
4,157	AF Gruppen ASA (Norway)	60
251,270	Analogue Holdings Ltd. (Hong Kong)	24
13,188	Boustead Singapore Ltd. (Singapore)	10
18,032	Costain Group PLC (United Kingdom)	26
5,000	Dai-Ichi Cutter Kogyo KK (Japan)	49
8,032	Eiffage SA (France)	1,093
19,918	GenusPlus Group Ltd. (Australia)	36
4,546	HOCHTIEF AG (Germany)	860
24,201	Service Stream Ltd. (Australia)	29
		2,187
CONSTRUCTION MATERIALS—1.6%
58,087	Holcim AG (Switzerland)	6,491
40,526	James Hardie Industries PLC CDI (United States)*,1	951
		7,442
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.6%
17,600	Axial Retailing, Inc. (Japan)	134
27,700	Empire Co. Ltd. Class A (Canada)	1,029
150,266	Koninklijke Ahold Delhaize NV (Netherlands)	6,170
7,200	Medical System Network Co. Ltd. (Japan)	24
3,600	Orsero SpA (Italy)	53
		7,410
CONTAINERS & PACKAGING—0.0%
6,177	Pro-Pacific Packaging Ltd. (Australia)*	—
39,400	PSC Corp. Ltd. (Singapore)	11
9,900	Thantawan Industry PCL NVDR (Thailand)[1]	7
		18
DISTRIBUTORS—0.0%
52,861	Smiths News PLC (United Kingdom)	37
DIVERSIFIED CONSUMER SERVICES—0.0%
710,000	China Yuhua Education Corp. Ltd. (China)*,2	28
3,958	D2L, Inc. (Canada)*	37
2,713	MegaStudy Co. Ltd. (South Korea)	20
		85
DIVERSIFIED REITS—0.0%
11,272	Concentradora Fibra Danhos SA de CV (Mexico)	13
DIVERSIFIED TELECOMMUNICATION SERVICES—2.5%
8,076	Chunghwa Telecom Co. Ltd. ADR (Taiwan)[1]	326
1,370	Cyber Folks SA (Poland)	56
141,403	Deutsche Telekom AG (Germany)	5,079

COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
138,232	Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	$655
2,700	Freebit Co. Ltd. (Japan)	29
604	Magyar Telekom Telecommunications PLC ADR (Hungary)*,1	14
4,889,600	Nippon Telegraph & Telephone Corp. (Japan)	5,111
1,060	Sify Technologies Ltd. ADR (India)*,1	5
97,400	Singapore Telecommunications Ltd. (Singapore)	282
		11,557
ELECTRIC UTILITIES—0.2%
14,027	Endesa SA (Spain)	421
45,267	Enel SpA (Italy)	393
		814
ELECTRICAL EQUIPMENT—2.9%
103,133	ABB Ltd. (Switzerland)	5,447
5,600	Chiyoda Integre Co. Ltd. (Japan)	106
2,167	Elektrotim SA (Poland)	30
11,800	Fuji Electric Co. Ltd. (Japan)	525
6,600	Futaba Corp. (Japan)	23
124,300	ISDN Holdings Ltd. (China)	30
43,900	Mitsubishi Electric Corp. (Japan)	849
18,000	NIDEC Corp. (Japan)	320
24,876	Schneider Electric SE (United States)	5,812
51,000	Xingye Alloy Materials Group Ltd. (China)*	6
		13,148
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
11,637	Barco NV (Belgium)	159
2,300	Daitron Co. Ltd. (Japan)	51
77,905	DataTec Ltd. (South Africa)	243
39,892	Hexagon AB Class B (Sweden)	388
2,000	Maxell Ltd. (Japan)	25
2,700	Nihon Denkei Co. Ltd. (Japan)	36
3,800	Osaki Electric Co. Ltd. (Japan)	23
2,700	SMK Corp. (Japan)	44
		969
ENERGY EQUIPMENT & SERVICES—0.1%
23,013	PHX Energy Services Corp. (Canada)	126
9,418	Technip Energies NV (France)	322
		448
ENTERTAINMENT—2.9%
2,082	11 bit studios SA (Poland)*	121
122,000	Archosaur Games, Inc. (China)*,2	23
36,400	Capcom Co. Ltd. (Japan)	1,054
7,215	CD Projekt SA (Poland)	447
3,049	Devsisters Co. Ltd. (South Korea)*	85
396,400	iDreamSky Technology Holdings Ltd. (China)*,2	44
22,879	IGG, Inc. (Singapore)	11
84,465	iQIYI, Inc. ADR (China)*,1	155
86,000	Major Cineplex Group PCL NVDR (Thailand)[1]	26
18,900	NetEase, Inc. (China)	406
31,000	Nexon Co. Ltd. (Japan)	486
8,400	Nintendo Co. Ltd. (Japan)	697
29,164	Sea Ltd. ADR (Singapore)*,1	3,909
8,863	Spotify Technology SA (United States)*	5,442
2,718	TEN Square Games SA (Poland)*	69
		12,975
FINANCIAL SERVICES—0.9%
1,637	Adyen NV (Netherlands)*,2	2,649
56,659	Banca Mediolanum SpA (Italy)	847
287	HAL Trust (Netherlands)	38
139,755	M&G PLC (United Kingdom)	388
95,700	Pacific Century Regional Developments Ltd. (Singapore)	31

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—Continued
18,889	Pagseguro Digital Ltd. Class A (Brazil)*	$189
		4,142
FOOD PRODUCTS—0.2%
55,806	a2 Milk Co. Ltd. (New Zealand)	292
14,672	Astral Foods Ltd. (South Africa)	136
78,000	CCK Consolidated Holdings Bhd. (Malaysia)	24
1,500,000	China Starch Holdings Ltd. (China)	35
24,300	First Resources Ltd. (Indonesia)	28
370,300	Hap Seng Plantations Holdings Bhd. (Malaysia)	166
6,600	High Liner Foods, Inc. (Canada)	81
370	Industrial Milk Co. (Ukraine)*	3
58,700	Kawan Food Bhd. (Malaysia)	19
1,600	Kenko Mayonnaise Co. Ltd. (Japan)	21
1,961	Kri-Kri Milk Industry SA (Greece)	34
100	Lassonde Industries, Inc. Class A (Canada)	15
561	Maeil Holdings Co. Ltd. (South Korea)	4
191,200	MKH Oil Palm East Kalimantan Bhd. (Malaysia)	28
1,400	Riken Vitamin Co. Ltd. (Japan)	24
98,600	Sarawak Plantation Bhd. (Malaysia)	55
		965
GROUND TRANSPORTATION—0.0%
341,700	BTS Rail Mass Transit Growth Infrastructure Fund Class F (Thailand)	29
HEALTH CARE EQUIPMENT & SUPPLIES—0.7%
8,651	Cochlear Ltd. (Australia)	1,515
2,200	Fukuda Denshi Co. Ltd. (Japan)	93
866	Guerbet (France)	20
9,100	Hoya Corp. (Japan)	1,071
23,800	Olympus Corp. (Japan)	312
		3,011
HEALTH CARE PROVIDERS & SERVICES—0.1%
19,831	Humana AB (Sweden)*	84
4,800	Japan Medical Dynamic Marketing, Inc. (Japan)	19
57,000	Ladprao General Hospital PCL NVDR (Thailand)[1]	6
7,603	Oriola OYJ Class B (Finland)	9
3,600	Suzuken Co. Ltd. (Japan)	130
9,200	Vital KSK Holdings, Inc. (Japan)	85
		333
HEALTH CARE TECHNOLOGY—0.4%
21,561	Ascom Holding AG (Switzerland)	85
12,960	Pro Medicus Ltd. (Australia)	1,900
		1,985
HOTELS, RESTAURANTS & LEISURE—1.4%
11,823	Amadeus IT Group SA (Spain)	931
126,169	Aristocrat Leisure Ltd. (Australia)	5,389
4,523	Betsson AB Class B (Sweden)	79
400,400	Champ Resto Indonesia Tbk. PT (Indonesia)*	18
9,128	Fuller Smith & Turner PLC Class A (United Kingdom)	68
83,100	Jaya Bersama Indo Tbk. PT (Indonesia)*	— [x]
61,600	Zen Corp. Group PCL NVDR (Thailand)[1]	11
		6,496
HOUSEHOLD DURABLES—1.0%
5	Dom Development SA (Poland)	—
50,000	Formosa Prosonic Industries Bhd. (Malaysia)	26
2,228	LG Electronics, Inc. (South Korea)	112
4,700	Nihon Trim Co. Ltd. (Japan)	135
68,200	Panasonic Holdings Corp. (Japan)	782
130,300	Sony Group Corp. (Japan)	3,438
		4,493

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—0.0%
17,579	McBride PLC (United Kingdom)*	$34
871,900	Unilever Indonesia Tbk. PT (Indonesia)	90
		124
INDUSTRIAL CONGLOMERATES—1.6%
30,953	Siemens AG (Germany)	7,127
INSURANCE—4.9%
13,054	Admiral Group PLC (United Kingdom)	568
11,000	Allianz Malaysia Bhd. (Malaysia)	47
2,072	Allianz SE (Germany)	857
73,800	Aviva PLC (United Kingdom)	553
446,900	Dai-ichi Life Holdings, Inc. (Japan)	3,227
35,836	Doha Insurance Co. QSC (Qatar)	24
7,781	Generali (Italy)	285
33,052	Insurance Australia Group Ltd. (Australia)	174
341,491	Islamic Arab Insurance Co. (United Arab Emirates)*	37
341,100	Japan Post Holdings Co. Ltd. (Japan)	3,316
31,800	Japan Post Insurance Co. Ltd. (Japan)	639
1,743	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)*	1,193
41,335	NN Group NV (Netherlands)	2,535
52,520	Phoenix Group Holdings PLC (United Kingdom)	420
16,000	Sompo Holdings, Inc. (Japan)	524
77,700	T&D Holdings, Inc. (Japan)	1,653
11,581	Talanx AG (Germany)	1,329
118,500	Tokio Marine Holdings, Inc. (Japan)	4,750
		22,131
INTERACTIVE MEDIA & SERVICES—1.7%
27,100	Baidu, Inc. Class A (China)*	299
41,420	Bilibili, Inc. Class Z (China)*	727
2,833	JOYY, Inc. ADR (China)[1]	117
2,567	Kanzhun Ltd. ADR (China)*,1	39
86,200	Kuaishou Technology (China)*,2	569
19,049	NAVER Corp. (South Korea)	2,680
13,287	REA Group Ltd. (Australia)	2,111
2,059	Scout24 SE (Germany)[2]	245
83,431	Yalla Group Ltd. ADR (United Arab Emirates)*,1	640
31,054	Zhihu, Inc. ADR (China)*,1	120
		7,547
IT SERVICES—2.0%
21,395	Altron Ltd. Class A (South Africa)	23
1,100	Argo Graphics, Inc. (Japan)	39
1,400	Business Brain Showa-Ota, Inc. (Japan)	26
4,200	Core Corp. (Japan)	52
87,100	Fujitsu Ltd. (Japan)	1,935
1,500	GMO GlobalSign Holdings KK (Japan)	23
2,600	ID Holdings Corp. (Japan)	36
69,365	Infosys Ltd. ADR (India)[1]	1,221
93,000	NEC Corp. (Japan)	2,264
3,600	Obic Co. Ltd. (Japan)	126
25,200	Otsuka Corp. (Japan)	559
7,900	TIS, Inc. (Japan)	228
4,200	Ubicom Holdings, Inc. (Japan)	38
100,639	Wipro Ltd. ADR (India)[1]	288
13,288	Wix.com Ltd. (Israel)*	2,254
700	Zuken, Inc. (Japan)	25
		9,137
LEISURE PRODUCTS—0.2%
17,500	Bandai Namco Holdings, Inc. (Japan)	608
7,500	Sankyo Co. Ltd. (Japan)	114
		722

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MACHINERY—2.8%
5,396	Duerr AG (Germany)	$128
101	Exel Industries SA Class A (France)	4
17,100	FANUC Corp. (Japan)	434
5,700	Glory Ltd. (Japan)	100
74,439	Heidelberger Druckmaschinen AG (Germany)*	103
22,993	Husqvarna AB Class B (Sweden)	107
27,000	Komatsu Ltd. (Japan)	781
79,400	Nam Cheong Ltd. (Malaysia)*	35
8,800	Nippon Thompson Co. Ltd. (Japan)	30
2,200	Nitto Kohki Co. Ltd. (Japan)	26
371	Palfinger AG (Austria)	12
2,500	Rheon Automatic Machinery Co. Ltd. (Japan)	20
96,881	Sandvik AB (Sweden)[3]	2,000
15,932	Schindler Holding AG (Switzerland)	5,827
3,900	SMC Corp. (Japan)	1,262
4,700	Sodick Co. Ltd. (Japan)	25
92,446	Wartsila OYJ Abp (Finland)	1,708
52,300	Yangzijiang Shipbuilding Holdings Ltd. (China)*	90
		12,692
MARINE TRANSPORTATION—1.0%
1,889	AP Moller - Maersk AS Class B (Denmark)	3,253
28,932	Costamare, Inc. (Monaco)	270
341,700	Samudera Shipping Line Ltd. (Singapore)	217
236,000	SITC International Holdings Co. Ltd. (China)	653
		4,393
MEDIA—0.6%
6,846	Criteo SA ADR (France)*,1	233
19,135	Next 15 Group PLC (United Kingdom)	66
3,908	Nexxen International Ltd. (Israel)*	39
588	NZME Ltd. (New Zealand)	—
158,443	Pico Far East Holdings Ltd. (Hong Kong)	39
33,805	PRT Co. Ltd. (Australia)*	— [x]
20,771	Publicis Groupe SA (France)	2,114
		2,491
METALS & MINING—2.3%
54,500	Amerigo Resources Ltd. (Canada)	68
131,188	BlueScope Steel Ltd. (Australia)	2,009
25,105	Boliden AB (Sweden)*	769
11,720	Centerra Gold, Inc. (Canada)	78
16,289	ElvalHalcor SA (Greece)	37
87,872	Evolution Mining Ltd. (Australia)	441
48,694	Fresnillo PLC (Mexico)	653
134,982	Glencore PLC (United Kingdom)*	443
30,100	Jaguar Mining, Inc. (Canada)*	68
177,871	Macmahon Holdings Ltd. (Australia)	31
14,000	Mandalay Resources Corp. (Canada)*	55
135,805	Northern Star Resources Ltd. (Australia)	1,668
35,973	Perenti Ltd. (Australia)	31
32,623	Rio Tinto PLC ADR (Australia)[1]	1,938
992,519	South32 Ltd. (Australia)	1,710
35,924	SSAB AB Class B (Sweden)	223
2,200	Topy Industries Ltd. (Japan)	32
88	Tree Island Steel Ltd. (Canada)	—
		10,254
MULTI-UTILITIES—1.9%
1,589,073	Centrica PLC (United Kingdom)	3,402
156,924	E.ON SE (Germany)	2,745
102,968	Engie SA (France)	2,128
38,783	Hera SpA (Italy)	184
		8,459
OIL, GAS & CONSUMABLE FUELS—2.3%
443,731	Adnoc Gas PLC (United Arab Emirates)	383

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
269,516	ADNOC Logistics & Services (United Arab Emirates)	$356
5,622,600	Alamtri Resources Indonesia Tbk. PT (Indonesia)	644
379,200	Baramulti Suksessarana Tbk. PT (Indonesia)	94
59,123	Equinor ASA (Norway)	1,338
41,848	Hafnia Ltd. (Singapore)	193
507,155	Horizon Oil Ltd. (Australia)	60
3,518	Lubelski Wegiel Bogdanka SA (Poland)	20
191,123	ORLEN SA (Poland)	3,451
700	Paramount Resources Ltd. Class A (Canada)	8
512,000	Petron Corp. (Philippines)	22
38,700	Petronas Dagangan Bhd. (Malaysia)	177
663,100	PTT Exploration & Production PCL NVDR (Thailand)[1]	1,973
902,452	Resource Alam Indonesia Tbk. PT (Indonesia)	21
114,300	Semirara Mining & Power Corp. (Philippines)	70
33,735	Shell PLC (United States)	1,089
569,000	Thai Oil PCL NVDR (Thailand)[1]	455
		10,354
PASSENGER AIRLINES—0.8%
95,602	Air New Zealand Ltd. (New Zealand)	33
312,725	International Consolidated Airlines Group SA (United Kingdom)	1,087
317,376	Qantas Airways Ltd. (Australia)	1,794
152,600	Singapore Airlines Ltd. (Singapore)	783
		3,697
PERSONAL CARE PRODUCTS—0.6%
17,998	Beiersdorf AG (Germany)	2,536
2,600	Kao Corp. (Japan)	111
1,294	Shanghai Chicmax Cosmetic Co. Ltd. (China)	11
		2,658
PHARMACEUTICALS—10.9%
2,600	Astellas Pharma, Inc. (Japan)	26
43,404	AstraZeneca PLC ADR (United Kingdom)[1]	3,116
44,000	Daiichi Sankyo Co. Ltd. (Japan)	1,125
82,000	Eisai Co. Ltd. (Japan)	2,370
24,398	GSK PLC (United States)	483
177,818	GSK PLC ADR (United States)[1]	7,086
64,758	Haleon PLC ADR (United States)[1]	657
22,942	Hikma Pharmaceuticals PLC (Jordan)	608
726	Ipsen SA (France)	84
15,100	Knight Therapeutics, Inc. (Canada)*	67
31,700	Nippon Shinyaku Co. Ltd. (Japan)	817
123,690	Novartis AG (United States)	14,108
42,990	Novo Nordisk AS ADR (Denmark)[1]	2,857
59,400	Ono Pharmaceutical Co. Ltd. (Japan)	684
79	Orion OYJ Class A (Finland)	5
8,492	Richter Gedeon Nyrt (Hungary)	258
44,238	Roche Holding AG (United States)	14,465
30,600	Santen Pharmaceutical Co. Ltd. (Japan)	310
5,600	Seikagaku Corp. (Japan)	28
12,800	Shionogi & Co. Ltd. (Japan)	215
902	UCB SA (Belgium)	165
383	Vetoquinol SA (France)	32
		49,566
PROFESSIONAL SERVICES—4.7%
1,600	Career Design Center Co. Ltd. (Japan)	20
33,310	Computershare Ltd. (Australia)	870
2,200	en Japan, Inc. (Japan)	25
90,556	Experian PLC (United Kingdom)	4,505
4,400	JAC Recruitment Co. Ltd. (Japan)	26
989	Pagegroup PLC (United Kingdom)	4
118,100	Recruit Holdings Co. Ltd. (Japan)	6,545
19,258	RELX PLC (United Kingdom)	1,051
2,400	SMS Co. Ltd. (Japan)	22
4,200	Space Co. Ltd. (Japan)	32

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
47,417	Wolters Kluwer NV (Netherlands)	$8,372
		21,472
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
151,515	Aldar Properties PJSC (United Arab Emirates)	341
946	Almogim Holdings Ltd. (Israel)*	2
8,839	Cedar Woods Properties Ltd. (Australia)	32
47,773	Emaar Development PJSC (United Arab Emirates)	174
116,681	Ever Reach Group Holdings Co. Ltd. (China)*	— [x]
688,400	LBS Bina Group Bhd. (Malaysia)	80
1,077	Melcor Developments Ltd. (Canada)	9
182,000	Midland Holdings Ltd. (Hong Kong)*	23
12,963	Modern Land China Co. Ltd. (China)*	— [x]
2,400	Propnex Ltd. (Singapore)	2
8,276	Servcorp Ltd. (Australia)	27
		690
RETAIL REITS—0.8%
98,539	Klepierre SA (France)	3,607
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.2%
7,531	ASML Holding NV New York Registry Shares (Netherlands)	5,031
5,723	ChipMOS Technologies, Inc. ADR (Taiwan)[1]	95
72,841	Himax Technologies, Inc. ADR (Taiwan)[1]	515
32,251	Infineon Technologies AG (Germany)	1,068
14,200	Lasertec Corp. (Japan)	1,320
2,300	Optorun Co. Ltd. (Japan)	23
3,600	SCREEN Holdings Co. Ltd. (Japan)	239
18,455	Silicon Motion Technology Corp. ADR (Taiwan)[1]	914
93,388	STMicroelectronics NV NY Registry Shares (Singapore)	2,121
21,900	Tokyo Electron Ltd. (Japan)	3,261
		14,587
SOFTWARE—2.4%
1,300	Alpha Systems, Inc. (Japan)	30
120,100	Autocount Dotcom Bhd. (Malaysia)	28
19,803	Bravura Solutions Ltd. (Australia)	28
16,299	Check Point Software Technologies Ltd. (Israel)*	3,578
17,695	Dassault Systemes SE (France)	663
33,700	Enghouse Systems Ltd. (Canada)	612
5,400	ISB Corp. (Japan)	51
232	Nemetschek SE (Germany)	31
600	NTT Data Intramart Corp. (Japan)	11
4,100	PCA Corp. (Japan)	53
5,956	RADCOM Ltd. (Israel)*	72
28,630	Sage Group PLC (United Kingdom)	475
12,430	SAP SE (Germany)	3,637
2,202	Shoper SA (Poland)	25
1,800	Soliton Systems KK (Japan)	16
5,737	Text SA (Poland)	82
22,600	Trend Micro, Inc. (Japan)	1,621
1,400	WingArc1st, Inc. (Japan)	37
		11,050
SPECIALTY RETAIL—1.7%
441	Castro Model Ltd. (Israel)	19
14,567	DFS Furniture PLC (United Kingdom)*	28
8,400	Fast Retailing Co. Ltd. (Japan)	2,763
4,300	Fuji Corp. (Japan)	58
53,294	Industria de Diseno Textil SA (Spain)	2,866
6,986	Naturhouse Health SAU (Spain)	14
13,600	Pop Mart International Group Ltd. (China)[2]	339
596,000	Topsports International Holdings Ltd. (China)[2]	237
63,500	USS Co. Ltd. (Japan)	633
17,760	Zalando SE (Germany)*,2	649
		7,606

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.0%
41,600	Brother Industries Ltd. (Japan)	$731
34,614	Logitech International SA (Switzerland)	2,630
92,000	Ricoh Co. Ltd. (Japan)	968
13,100	Seiko Epson Corp. (Japan)	182
4,000	Toshiba TEC Corp. (Japan)	75
6,000	Wacom Co. Ltd. (Japan)	23
		4,609
TEXTILES, APPAREL & LUXURY GOODS—2.9%
27,466	adidas AG (Germany)	6,320
1,282	Hermes International SCA (France)	3,526
16,549	On Holding AG Class A (Switzerland)*	796
17,786	Pandora AS (Denmark)	2,647
121,200	Poh Kong Holdings Bhd. (Malaysia)	29
		13,318
TRADING COMPANIES & DISTRIBUTORS—0.2%
1,600	Nanyo Corp. (Japan)	13
152,987	New Times Corp. Ltd. (Hong Kong)*	1
900	Nice Corp. (Japan)	10
2,300	Parker Corp. (Japan)	13
34,095	Rexel SA (France)	947
2,500	Sugimoto & Co. Ltd. (Japan)	28
		1,012
TRANSPORTATION INFRASTRUCTURE—0.1%
1,256	Aena SME SA (Spain)[2,3]	315
74,000	Qilu Expressway Co. Ltd. (China)	20
		335
WIRELESS TELECOMMUNICATION SERVICES—1.2%
24,600	KDDI Corp. (Japan)	436
48,900	SoftBank Group Corp. (Japan)	2,473
616,193	Vodafone Group PLC (United Kingdom)	606
185,184	Vodafone Group PLC ADR (United Kingdom)[1]	1,807
		5,322
TOTAL COMMON STOCKS (Cost $392,776)		444,257

EXCHANGE-TRADED FUNDS—0.7%

(Cost $2,918)
CAPITAL MARKETS—0.7%
37,296	iShares MSCI EAFE ETF (United States)	3,161

PREFERRED STOCKS—0.6%

AUTOMOBILES—0.5%
18,824	Volkswagen AG (Germany)	2,048
HOUSEHOLD DURABLES—0.0%
450	Einhell Germany AG (Germany)	34
LIFE SCIENCES TOOLS & SERVICES—0.1%
2,307	Sartorius AG (Germany)	599
MACHINERY—0.0%
173	KSB SE & Co. KGaA (Germany)	157
TOTAL PREFERRED STOCKS (Cost $2,800)		2,838

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
Short-Term Investments—0.2%

Shares		Value
(Cost $1,210)
1,210,035	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 4.360%)[4]	$1,210
TOTAL INVESTMENTS—99.5% (Cost $399,704)		451,466
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		2,044
TOTAL NET ASSETS—100%		$453,510

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2025 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$851	$—	$851
Europe	25,663	213,727	—	239,390
Latin America	202	653	—	855
Middle East/Central Asia	8,097	7,297	—	15,394
North America	15,438	32,120	—	47,558
Pacific Basin	10,921	129,288	—	140,209
Exchange-Traded Funds
North America	3,161	—	—	3,161
Preferred Stocks
Europe	—	2,838	—	2,838
Short-Term Investments
Investment Company-Securities Lending Investment Fund	1,210	—	—	1,210
Total Investments in Securities	$64,692	$386,774	$—	$451,466
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2025. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 04/30/2025 (000s)	Unrealized Gain/(Loss) as of 04/30/2025 (000s)
Common Stock	$—	$—	$(2)	$—	$2	$—	$—	$—	$—	$(27)

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 04/30/2025 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Ever Reach Group Holdings Co. Ltd. (China)*	$—	Market Approach	Estimated Recovery Value	HKD 0.00
Jaya Bersama Indo Tbk. PT (Indonesia)*.	—	Market Approach	Estimated Recovery Value	IDR 0.00
Modern Land China Co. Ltd. (China)*	—	Market Approach	Estimated Recovery Value	HKD 0.00
$—

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2025, the aggregate value of these securities was $7,561 or 2% of net assets.
3
All or a portion of this security was out on loan as of April 30, 2025.
4
Represents the investment of collateral received from securities lending activities.
HKD
Hong Kong Dollar
IDR
Indonesian Rupiah
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: Cedar Street Asset Management LLC
Value and Cost in Thousands

COMMON STOCKS—96.5%
Shares		Value
AIR FREIGHT & LOGISTICS—3.4%
160,478	Nippon Express Holdings, Inc. (Japan)	$2,866
78,375	Sankyu, Inc. (Japan)	3,430
		6,296
BANKS—2.0%
734,424	Kyushu Financial Group, Inc. (Japan)	3,707
BEVERAGES—1.5%
1,444,513	C&C Group PLC (Ireland)	2,653
BUILDING PRODUCTS—1.6%
559,525	Genuit Group PLC (United Kingdom)	2,849
CAPITAL MARKETS—1.9%
1,016,866	TP ICAP Group PLC (United Kingdom)	3,492
CHEMICALS—4.5%
141,017	NOF Corp. (Japan)	2,123
217,976	Tosoh Corp. (Japan)	3,073
273,480	Victrex PLC (United Kingdom)	3,035
		8,231
COMMERCIAL SERVICES & SUPPLIES—5.3%
142,997	ISS AS (Denmark)	3,588
66,145	Loomis AB (Sweden)	2,753
1,513,318	Serco Group PLC (United Kingdom)	3,473
		9,814
CONSTRUCTION & ENGINEERING—1.9%
190,097	Raito Kogyo Co. Ltd. (Japan)	3,536
CONSTRUCTION MATERIALS—1.7%
89,026	Wienerberger AG (Austria)	3,126
CONSUMER FINANCE—1.6%
24,860	Cembra Money Bank AG (Switzerland)	3,001
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.2%
170,953	Qol Holdings Co. Ltd. (Japan)	2,749
155,375	San-A Co. Ltd. (Japan)	3,085
		5,834
CONTAINERS & PACKAGING—5.2%
172,111	Fuji Seal International, Inc. (Japan)	3,073
84,806	Huhtamaki OYJ (Finland)	3,122
173,559	SIG Group AG (Switzerland)	3,348
		9,543
DISTRIBUTORS—3.5%
362,204	Inchcape PLC (United Kingdom)	3,246
115,800	PALTAC Corp. (Japan)	3,211
		6,457
ELECTRICAL EQUIPMENT—0.6%
47,613	Mersen SA (France)	1,021
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—8.4%
307,409	Anritsu Corp. (Japan)	3,073
29,377	Jeol Ltd. (Japan)	945
56,081	Landis & Gyr Group AG (Switzerland)	3,607
231,703	Optex Group Co. Ltd. (Japan)	2,479
76,589	Spectris PLC (United Kingdom)	2,050
375,478	Venture Corp. Ltd. (Singapore)	3,333
		15,487

COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—5.4%
77,339	Ariake Japan Co. Ltd. (Japan)	$3,249
1,361,950	Aryzta AG (Switzerland)*	3,416
247,256	Glanbia PLC (Ireland)	3,201
		9,866
GAS UTILITIES—1.6%
91,314	Rubis SCA (France)	2,972
GROUND TRANSPORTATION—1.5%
678,402	Zigup PLC (United Kingdom)	2,833
HEALTH CARE EQUIPMENT & SUPPLIES—4.8%
144,925	Ansell Ltd. (Australia)	2,812
920,249	Arjo AB Class B (Sweden)	3,083
222,602	Nakanishi, Inc. (Japan)	2,906
		8,801
HEALTH CARE PROVIDERS & SERVICES—3.3%
124,490	Fagron (Belgium)	2,902
187,875	Sonic Healthcare Ltd. (Australia)	3,137
		6,039
HOTELS, RESTAURANTS & LEISURE—1.5%
270,044	Resorttrust, Inc. (Japan)	2,779
INSURANCE—3.5%
57,541	ASR Nederland NV (Netherlands)	3,631
136,305	Coface SA (France)	2,794
		6,425
IT SERVICES—1.6%
163,899	TietoEVRY OYJ (Finland)[1]	2,936
LEISURE PRODUCTS—1.5%
157,591	Spin Master Corp. (Canada)[2]	2,787
MACHINERY—7.9%
84,356	Aalberts NV (Netherlands)	2,801
76,044	Construcciones y Auxiliar de Ferrocarriles SA (Spain)	3,717
248,539	METAWATER Co. Ltd. (Japan)	3,545
819,984	Morgan Advanced Materials PLC (United Kingdom)	2,153
184,531	Norma Group SE (Germany)	2,319
		14,535
MARINE TRANSPORTATION—1.5%
61,280	Clarkson PLC (United Kingdom)	2,693
MEDIA—1.6%
71,923	RTL Group SA (Luxembourg)*	2,950
METALS & MINING—1.6%
100,459	Aperam SA (Luxembourg)	2,923
PERSONAL CARE PRODUCTS—1.6%
346,781	Ontex Group NV (Belgium)*	2,847
PROFESSIONAL SERVICES—2.8%
2,495,546	Hays PLC (United Kingdom)	2,384
256,819	Tinexta SpA (Italy)	2,739
		5,123
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.5%
332,678	ASMPT Ltd. (Hong Kong)	2,238
429,188	X-Fab Silicon Foundries SE (Belgium)*,2	2,393
		4,631

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—2.8%
207,806	Computer Engineering & Consulting Ltd. (Japan)	$3,095
382,498	TomTom NV (Netherlands)*	2,022
		5,117
TEXTILES, APPAREL & LUXURY GOODS—1.6%
3,079,890	Coats Group PLC (United Kingdom)	2,983
TRADING COMPANIES & DISTRIBUTORS—1.6%
396,808	BOC Aviation Ltd. (China)[2]	2,974
TOTAL COMMON STOCKS (Cost $164,851)		177,261
TOTAL INVESTMENTS—96.5% (Cost $164,851)		177,261
CASH AND OTHER ASSETS, LESS LIABILITIES—3.5%		6,380
TOTAL NET ASSETS—100%		$183,641

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2025 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$107,056	$—	$107,056
North America	2,787	—	—	2,787
Pacific Basin	—	67,418	—	67,418
Total Investments in Securities	$2,787	$174,474	$—	$177,261
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
All or a portion of this security was out on loan as of April 30, 2025.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2025, the aggregate value of these securities was $8,154 or 4% of net assets.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: Aristotle Capital Management, LLC
Value and Cost in Thousands

COMMON STOCKS—99.3%
Shares		Value
AEROSPACE & DEFENSE—2.0%
95,900	General Dynamics Corp.	$26,096
BANKS—9.0%
260,000	Commerce Bancshares, Inc.	15,792
182,000	Cullen/Frost Bankers, Inc.	21,197
2,145,300	Mitsubishi UFJ Financial Group, Inc. ADR (Japan)[1]	27,117
156,200	PNC Financial Services Group, Inc.	25,100
709,300	U.S. Bancorp	28,613
		117,819
BEVERAGES—3.6%
429,700	Coca-Cola Co.	31,175
88,600	Constellation Brands, Inc. Class A	16,616
		47,791
BIOTECHNOLOGY—2.5%
111,500	Amgen, Inc.	32,438
CAPITAL MARKETS—5.6%
100,700	Ameriprise Financial, Inc.	47,432
196,300	Blackstone, Inc.	25,854
		73,286
CHEMICALS—10.2%
99,600	Air Products & Chemicals, Inc.	27,001
700,200	Corteva, Inc.	43,405
135,600	Ecolab, Inc.	34,094
273,300	RPM International, Inc.	29,175
		133,675
CONSTRUCTION MATERIALS—2.8%
70,900	Martin Marietta Materials, Inc.	37,150
CONSUMER FINANCE—3.4%
243,900	Capital One Financial Corp.	43,965
DIVERSIFIED TELECOMMUNICATION SERVICES—2.3%
685,400	Verizon Communications, Inc.	30,199
ELECTRIC UTILITIES—2.2%
400,900	Xcel Energy, Inc.	28,344
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.1%
59,400	Teledyne Technologies, Inc. *	27,682
GAS UTILITIES—2.9%
235,600	Atmos Energy Corp.	37,844
GROUND TRANSPORTATION—2.3%
372,694	Uber Technologies, Inc. *	30,192
HEALTH CARE EQUIPMENT & SUPPLIES—3.8%
310,800	Alcon AG	30,337
235,800	Medtronic PLC	19,987
		50,324
HOUSEHOLD DURABLES—5.7%
299,900	Lennar Corp. Class A	32,572

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
7,126	Lennar Corp. Class B	$737
1,578,500	Sony Group Corp. ADR (Japan)[1]	41,041
		74,350
HOUSEHOLD PRODUCTS—2.1%
166,900	Procter & Gamble Co.	27,133
INSURANCE—2.4%
388,800	American International Group, Inc.	31,695
INTERACTIVE MEDIA & SERVICES—2.4%
193,900	Alphabet, Inc. Class C	31,196
LIFE SCIENCES TOOLS & SERVICES—2.0%
133,400	Danaher Corp.	26,591
MACHINERY—5.8%
185,700	Oshkosh Corp.	15,554
99,100	Parker-Hannifin Corp.	59,962
		75,516
OIL, GAS & CONSUMABLE FUELS—3.8%
1,029,100	Coterra Energy, Inc.	25,275
434,400	TotalEnergies SE ADR (France)[1]	24,695
		49,970
PHARMACEUTICALS—1.7%
266,900	Merck & Co., Inc.	22,740
RESIDENTIAL REITS—1.6%
316,700	Equity LifeStyle Properties, Inc.	20,516
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.1%
445,600	Microchip Technology, Inc.	20,533
220,300	QUALCOMM, Inc.	32,706
		53,239
SOFTWARE—8.7%
78,300	Adobe, Inc. *	29,361
114,436	ANSYS, Inc. *	36,835
122,500	Microsoft Corp.	48,419
		114,615
SPECIALTY RETAIL—2.0%
117,400	Lowe’s Cos., Inc.	26,246
WATER UTILITIES—2.3%
207,900	American Water Works Co., Inc.	30,563
TOTAL COMMON STOCKS (Cost $799,584)		1,301,175
TOTAL INVESTMENTS—99.3% (Cost $799,584)		1,301,175
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		9,810
TOTAL NET ASSETS—100%		$1,310,985

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: EARNEST Partners LLC
Value and Cost in Thousands

COMMON STOCKS—98.4%
Shares		Value
AEROSPACE & DEFENSE—5.2%
8,332	General Dynamics Corp.	$2,267
50,837	Hexcel Corp.	2,464
18,311	Woodward, Inc.	3,435
		8,166
BANKS—3.1%
27,169	East West Bancorp, Inc.	2,324
22,582	Wintrust Financial Corp.	2,511
		4,835
BUILDING PRODUCTS—2.2%
57,070	Masco Corp.	3,459
CAPITAL MARKETS—8.9%
16,385	Houlihan Lokey, Inc.	2,656
25,383	Intercontinental Exchange, Inc.	4,263
28,114	Raymond James Financial, Inc.	3,853
38,023	Stifel Financial Corp.	3,258
		14,030
CHEMICALS—3.6%
20,377	Albemarle Corp.	1,193
25,278	Eastman Chemical Co.	1,947
50,067	Scotts Miracle-Gro Co.	2,522
		5,662
COMMERCIAL SERVICES & SUPPLIES—3.2%
20,062	Republic Services, Inc.	5,031
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.3%
29,340	Sysco Corp.	2,095
CONTAINERS & PACKAGING—2.3%
11,974	Packaging Corp. of America	2,222
49,367	Sealed Air Corp.	1,361
		3,583
ELECTRICAL EQUIPMENT—0.9%
68,063	Sensata Technologies Holding PLC	1,457
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.5%
21,777	Arrow Electronics, Inc. *	2,425
20,902	Keysight Technologies, Inc. *	3,039
		5,464
ENERGY EQUIPMENT & SERVICES—1.3%
52,938	ChampionX Corp.	1,278
41,629	Helmerich & Payne, Inc.	786
		2,064
FINANCIAL SERVICES—1.2%
24,438	Global Payments, Inc.	1,865
GROUND TRANSPORTATION—1.4%
80,423	CSX Corp.	2,258
HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
55,389	Dentsply Sirona, Inc.	770
HEALTH CARE PROVIDERS & SERVICES—5.5%
10,538	Cencora, Inc.	3,084
45,620	Centene Corp. *	2,730
11,554	Labcorp Holdings, Inc.	2,785
		8,599

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—2.2%
17,436	Darden Restaurants, Inc.	$3,498
HOUSEHOLD DURABLES—2.0%
24,963	DR Horton, Inc.	3,154
INDUSTRIAL REITS—1.4%
115,155	Americold Realty Trust, Inc.	2,227
INSURANCE—6.2%
10,993	Progressive Corp.	3,097
19,431	Reinsurance Group of America, Inc.	3,640
12,674	RenaissanceRe Holdings Ltd. (Bermuda)	3,066
		9,803
IT SERVICES—1.6%
30,985	Akamai Technologies, Inc. *	2,497
LIFE SCIENCES TOOLS & SERVICES—6.6%
21,287	Agilent Technologies, Inc.	2,291
7,737	Bio-Rad Laboratories, Inc. Class A*	1,888
20,657	IQVIA Holdings, Inc. *	3,203
71,600	Qiagen NV *	3,061
		10,443
MACHINERY—5.6%
8,858	Cummins, Inc.	2,603
17,786	Dover Corp.	3,035
10,083	Snap-on, Inc.	3,164
		8,802
MULTI-UTILITIES—2.1%
29,795	WEC Energy Group, Inc.	3,263
OFFICE REITS—1.5%
36,692	BXP, Inc.	2,338
OIL, GAS & CONSUMABLE FUELS—1.9%
96,563	Coterra Energy, Inc.	2,372
34,627	Murphy Oil Corp.	711
		3,083
PROFESSIONAL SERVICES—2.0%
12,814	Broadridge Financial Solutions, Inc.	3,106
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.8%
36,062	CBRE Group, Inc. Class A*	4,406
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.8%
9,838	Applied Materials, Inc.	1,483
43,590	Entegris, Inc.	3,449
40,614	Skyworks Solutions, Inc.	2,610
		7,542
SOFTWARE—3.4%
11,133	ANSYS, Inc. *	3,583
3,921	Synopsys, Inc. *	1,800
		5,383
SPECIALIZED REITS—1.5%
10,013	SBA Communications Corp.	2,437
SPECIALTY RETAIL—5.0%
19,291	Ross Stores, Inc.	2,681
17,926	TJX Cos., Inc.	2,307

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
7,282	Ulta Beauty, Inc. *	$2,881
		7,869
TRADING COMPANIES & DISTRIBUTORS—3.7%
72,685	Air Lease Corp.	3,399
17,015	GATX Corp.	2,483
		5,882
TOTAL COMMON STOCKS (Cost $143,632)		155,071
TOTAL INVESTMENTS—98.4% (Cost $143,632)		155,071
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		2,470
TOTAL NET ASSETS—100%		$157,541

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: LSV Asset Management
Value and Cost in Thousands

COMMON STOCKS—98.0%
Shares		Value
AEROSPACE & DEFENSE—1.8%
9,300	Huntington Ingalls Industries, Inc.	$2,142
51,700	Textron, Inc.	3,638
		5,780
AUTOMOBILE COMPONENTS—1.1%
49,100	BorgWarner, Inc.	1,393
68,900	Goodyear Tire & Rubber Co. *	750
13,700	Lear Corp.	1,175
7,200	Phinia, Inc.	289
		3,607
AUTOMOBILES—1.6%
74,100	General Motors Co.	3,352
78,300	Harley-Davidson, Inc.	1,756
		5,108
BANKS—4.4%
28,800	Bank of NT Butterfield & Son Ltd. (Bermuda)	1,157
83,200	Citizens Financial Group, Inc.	3,069
52,400	Fifth Third Bancorp	1,883
175,900	First Horizon Corp.	3,180
86,800	Regions Financial Corp.	1,772
22,700	Synovus Financial Corp.	984
45,500	Zions Bancorp NA	2,046
		14,091
BEVERAGES—1.1%
63,900	Molson Coors Beverage Co. Class B	3,676
BIOTECHNOLOGY—3.4%
8,200	Biogen, Inc. *	993
78,000	Exelixis, Inc. *	3,054
22,900	Halozyme Therapeutics, Inc. *	1,406
44,400	Incyte Corp. *	2,782
8,800	United Therapeutics Corp. *	2,667
		10,902
BROADLINE RETAIL—1.7%
63,800	eBay, Inc.	4,349
82,300	Macy’s, Inc.	940
		5,289
BUILDING PRODUCTS—1.1%
13,700	Builders FirstSource, Inc. *	1,639
13,500	Owens Corning	1,963
		3,602
CAPITAL MARKETS—4.6%
5,300	Affiliated Managers Group, Inc.	878
2,300	Ameriprise Financial, Inc.	1,083
66,000	Bank of New York Mellon Corp.	5,307
69,300	Federated Hermes, Inc.	2,814
54,560	State Street Corp.	4,807
		14,889
CHEMICALS—2.1%
36,300	Chemours Co.	449
19,500	Eastman Chemical Co.	1,502
43,600	Koppers Holdings, Inc.	1,093
12,800	LyondellBasell Industries NV Class A	745
4,200	NewMarket Corp.	2,584
43,200	Orion SA (Germany)	520
		6,893

COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—1.0%
33,500	ABM Industries, Inc.	$1,633
18,200	Brink’s Co.	1,624
		3,257
CONSUMER FINANCE—2.5%
88,200	Ally Financial, Inc.	2,881
6,700	Discover Financial Services	1,224
133,400	Navient Corp.	1,651
46,400	Synchrony Financial	2,410
		8,166
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.0%
87,900	Kroger Co.	6,347
CONTAINERS & PACKAGING—1.2%
18,100	Greif, Inc. Class A	950
78,400	O-I Glass, Inc. *	992
46,000	Sonoco Products Co.	1,886
		3,828
DIVERSIFIED CONSUMER SERVICES—1.1%
16,900	Adtalem Global Education, Inc. *	1,795
29,400	H&R Block, Inc.	1,775
		3,570
DIVERSIFIED REITS—0.4%
62,318	American Assets Trust, Inc.	1,167
ELECTRIC UTILITIES—2.1%
60,400	NRG Energy, Inc.	6,619
ELECTRICAL EQUIPMENT—0.4%
20,200	Atkore, Inc.	1,290
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.1%
23,300	Arrow Electronics, Inc. *	2,595
24,200	Avnet, Inc.	1,137
54,400	Flex Ltd. *	1,868
24,100	Jabil, Inc.	3,532
22,800	Sanmina Corp. *	1,751
19,300	TD SYNNEX Corp.	2,138
		13,021
ENERGY EQUIPMENT & SERVICES—0.6%
99,400	Halliburton Co.	1,970
FINANCIAL SERVICES—3.5%
51,588	Banco Latinoamericano de Comercio Exterior SA (Panama)	1,976
79,000	Corebridge Financial, Inc.	2,341
105,300	MGIC Investment Corp.	2,623
77,000	Radian Group, Inc.	2,459
169,700	Western Union Co.	1,682
		11,081
FOOD PRODUCTS—5.1%
37,700	Archer-Daniels-Midland Co.	1,800
22,800	Bunge Global SA	1,795
25,000	Campbell’s Co.	911
49,800	Conagra Brands, Inc.	1,231
34,200	General Mills, Inc.	1,941
23,800	Ingredion, Inc.	3,161
17,100	J.M. Smucker Co.	1,988
84,600	Kraft Heinz Co.	2,462
67,100	WK Kellogg Co.	1,203
		16,492

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
GAS UTILITIES—1.7%
33,156	National Fuel Gas Co.	$2,546
92,700	UGI Corp.	3,039
		5,585
GROUND TRANSPORTATION—0.9%
20,000	Ryder System, Inc.	2,753
HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
51,500	Baxter International, Inc.	1,605
HEALTH CARE PROVIDERS & SERVICES—3.3%
12,100	Cardinal Health, Inc.	1,710
44,900	Centene Corp. *	2,687
11,500	DaVita, Inc. *	1,628
1,500	McKesson Corp.	1,069
92,500	Premier, Inc. Class A	1,882
8,200	Universal Health Services, Inc. Class B	1,452
		10,428
HEALTH CARE REITS—1.0%
30,000	Omega Healthcare Investors, Inc.	1,171
121,100	Sabra Health Care REIT, Inc.	2,162
		3,333
HOTEL & RESORT REITS—0.8%
121,000	Host Hotels & Resorts, Inc.	1,709
65,800	Park Hotels & Resorts, Inc.	654
102,411	Service Properties Trust	184
		2,547
HOTELS, RESTAURANTS & LEISURE—0.6%
77,800	Bloomin' Brands, Inc.	624
37,700	MGM Resorts International *	1,186
		1,810
HOUSEHOLD DURABLES—3.8%
35,000	Ethan Allen Interiors, Inc.	995
16,100	KB Home	870
22,800	Meritage Homes Corp.	1,554
41,100	PulteGroup, Inc.	4,216
34,500	Toll Brothers, Inc.	3,480
13,300	Whirlpool Corp.	1,014
		12,129
HOUSEHOLD PRODUCTS—0.3%
40,600	Energizer Holdings, Inc.	1,098
INDUSTRIAL REITS—0.2%
13,100	Innovative Industrial Properties, Inc.	711
INSURANCE—7.3%
12,000	Aflac, Inc.	1,304
6,300	American Financial Group, Inc.	798
45,280	American International Group, Inc.	3,691
45,100	CNO Financial Group, Inc.	1,711
33,800	Employers Holdings, Inc.	1,642
49,400	Hartford Insurance Group, Inc.	6,060
25,800	Lincoln National Corp.	822
110,100	Old Republic International Corp.	4,140
20,900	Universal Insurance Holdings, Inc.	507
37,000	Unum Group	2,874
		23,549
INTERACTIVE MEDIA & SERVICES—0.4%
39,500	Match Group, Inc.	1,172

COMMON STOCKS—Continued
Shares		Value
IT SERVICES—0.7%
14,000	Amdocs Ltd.	$1,240
73,300	DXC Technology Co. *	1,138
		2,378
LEISURE PRODUCTS—0.6%
19,500	Brunswick Corp.	898
64,100	Mattel, Inc. *	1,019
		1,917
MACHINERY—6.1%
10,200	AGCO Corp.	865
41,900	Allison Transmission Holdings, Inc.	3,865
317,300	CNH Industrial NV	3,671
11,300	Cummins, Inc.	3,321
51,200	Gates Industrial Corp. PLC *	969
31,950	Mueller Industries, Inc.	2,350
11,600	Oshkosh Corp.	972
10,300	PACCAR, Inc.	929
5,500	Snap-on, Inc.	1,726
118,000	Titan International, Inc. *	867
		19,535
MEDIA—2.6%
86,200	Fox Corp. Class A	4,292
13,100	Nexstar Media Group, Inc.	1,961
42,600	Sirius XM Holdings, Inc.	912
78,300	TEGNA, Inc.	1,271
		8,436
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.2%
27,300	Annaly Capital Management, Inc.	535
OFFICE REITS—1.6%
99,400	Brandywine Realty Trust	393
78,500	Cousins Properties, Inc.	2,162
57,700	Highwoods Properties, Inc.	1,641
52,750	Office Properties Income Trust	22
138,248	Piedmont Office Realty Trust, Inc. Class A	817
		5,035
OIL, GAS & CONSUMABLE FUELS—3.8%
27,200	APA Corp.	423
5,700	Chord Energy Corp.	514
33,200	Devon Energy Corp.	1,010
132,800	DHT Holdings, Inc.	1,420
34,700	HF Sinclair Corp.	1,043
14,100	Marathon Petroleum Corp.	1,938
40,740	Matador Resources Co.	1,611
19,500	Phillips 66	2,029
25,900	Scorpio Tankers, Inc. (Monaco)	976
10,700	Valero Energy Corp.	1,242
		12,206
PAPER & FOREST PRODUCTS—0.4%
12,654	Magnera Corp. *	186
20,900	Sylvamo Corp.	1,246
		1,432
PASSENGER AIRLINES—1.2%
43,300	Delta Air Lines, Inc.	1,802
31,500	United Airlines Holdings, Inc. *	2,168
		3,970
PERSONAL CARE PRODUCTS—0.3%
115,300	Herbalife Ltd. *	830

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—2.2%
40,400	Harmony Biosciences Holdings, Inc. *	$1,191
29,400	Jazz Pharmaceuticals PLC *	3,439
104,900	Organon & Co.	1,356
142,800	Viatris, Inc.	1,202
		7,188
PROFESSIONAL SERVICES—1.7%
26,400	CSG Systems International, Inc.	1,588
27,500	ManpowerGroup, Inc.	1,184
22,400	SS&C Technologies Holdings, Inc.	1,694
65,200	Upwork, Inc. *	857
		5,323
RETAIL REITS—0.5%
72,500	Kite Realty Group Trust	1,570
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
78,700	Amkor Technology, Inc.	1,373
24,000	Cirrus Logic, Inc. *	2,305
45,900	Photronics, Inc. *	839
		4,517
SOFTWARE—2.0%
93,600	Dropbox, Inc. Class A*	2,672
62,300	Gen Digital, Inc.	1,612
27,000	Zoom Communications, Inc. *	2,094
		6,378
SPECIALIZED REITS—0.4%
26,700	EPR Properties	1,321

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—2.6%
7,200	AutoNation, Inc. *	$1,254
16,400	Best Buy Co., Inc.	1,094
5,700	Dick’s Sporting Goods, Inc.	1,070
75,800	Gap, Inc.	1,660
2,600	Group 1 Automotive, Inc.	1,049
36,200	ODP Corp. *	495
11,200	Penske Automotive Group, Inc.	1,744
		8,366
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.5%
147,900	HP, Inc.	3,782
5,733	Sandisk Corp. *	184
17,200	Western Digital Corp. *	754
		4,720
TEXTILES, APPAREL & LUXURY GOODS—0.5%
28,100	G-III Apparel Group Ltd. *	709
12,350	PVH Corp.	852
		1,561
TOTAL COMMON STOCKS (Cost $285,150)		314,583
TOTAL INVESTMENTS—98.0% (Cost $285,150)		314,583
CASH AND OTHER ASSETS, LESS LIABILITIES—2.0%		6,409
TOTAL NET ASSETS—100%		$320,992

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: Westfield Capital Management Company, L.P.
Value and Cost in Thousands

COMMON STOCKS—94.8%
Shares		Value
AEROSPACE & DEFENSE—1.0%
808,390	Rocket Lab USA, Inc. *	$17,615
BANKS—2.3%
210,090	East West Bancorp, Inc.	17,973
204,950	Wintrust Financial Corp.	22,784
		40,757
BIOTECHNOLOGY—18.9%
1,970,323	89bio, Inc. *	15,802
587,686	Ascendis Pharma AS ADR (Denmark)*,1	100,165
1,000,820	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	8,567
360,830	Cytokinetics, Inc. *	15,458
426,340	Insmed, Inc. *	30,696
280,780	Legend Biotech Corp. ADR*,1	9,813
449,320	Merus NV (Netherlands)*	20,449
704,819	MoonLake Immunotherapeutics *	29,659
406,900	Revolution Medicines, Inc. *	16,431
314,951	Rhythm Pharmaceuticals, Inc. *	20,532
1,232,835	Rocket Pharmaceuticals, Inc. *	9,406
338,110	Soleno Therapeutics, Inc. *	25,311
611,071	Vaxcyte, Inc. *	21,901
399,759	Xenon Pharmaceuticals, Inc. (Canada)*	15,271
		339,461
CAPITAL MARKETS—1.5%
164,510	Houlihan Lokey, Inc.	26,664
CHEMICALS—2.9%
730,090	Avient Corp.	24,320
852,070	Axalta Coating Systems Ltd. *	27,692
		52,012
COMMERCIAL SERVICES & SUPPLIES—3.0%
453,054	Casella Waste Systems, Inc. Class A*	53,211
CONSTRUCTION & ENGINEERING—6.7%
181,680	Comfort Systems USA, Inc.	72,227
594,750	Fluor Corp. *	20,751
179,780	Primoris Services Corp.	10,781
668,799	WillScot Holdings Corp.	16,800
		120,559
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.7%
602,720	Maplebear, Inc. *	24,043
149,020	Sprouts Farmers Market, Inc. *	25,482
		49,525
ELECTRICAL EQUIPMENT—2.5%
610,250	NEXTracker, Inc. Class A*	24,782
192,435	Regal Rexnord Corp.	20,368
		45,150
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.8%
148,044	Badger Meter, Inc.	32,691
207,690	Celestica, Inc. (Canada)*	17,727
90,580	Fabrinet (Thailand)*	18,574
		68,992
ENERGY EQUIPMENT & SERVICES—0.9%
649,190	ChampionX Corp.	15,665
FINANCIAL SERVICES—1.2%
258,510	Shift4 Payments, Inc. Class A*	21,146

COMMON STOCKS—Continued
Shares		Value
GROUND TRANSPORTATION—1.0%
74,428	Saia, Inc. *	$18,160
HEALTH CARE EQUIPMENT & SUPPLIES—5.5%
272,120	Glaukos Corp. *	25,647
305,574	iRhythm Technologies, Inc. *	32,663
305,863	Lantheus Holdings, Inc. *	31,914
170,240	PROCEPT BioRobotics Corp. *	9,189
		99,413
HEALTH CARE PROVIDERS & SERVICES—3.3%
221,186	GeneDx Holdings Corp. *	14,786
278,280	HealthEquity, Inc. *	23,854
643,227	Option Care Health, Inc. *	20,783
		59,423
HOTELS, RESTAURANTS & LEISURE—4.3%
312,372	Brinker International, Inc. *	41,952
1,184,087	Genius Sports Ltd. (United Kingdom)*	12,776
139,890	Texas Roadhouse, Inc.	23,216
		77,944
INSURANCE—6.6%
569,942	Baldwin Insurance Group, Inc. *	23,721
579,152	Kemper Corp.	34,239
213,547	Palomar Holdings, Inc. *	30,969
113,861	Primerica, Inc.	29,840
		118,769
IT SERVICES—2.9%
680,834	Kyndryl Holdings, Inc. *	22,073
179,480	Wix.com Ltd. (Israel)*	30,438
		52,511
LIFE SCIENCES TOOLS & SERVICES—0.8%
62,479	Bio-Rad Laboratories, Inc. Class A*	15,250
MACHINERY—4.7%
315,784	ITT, Inc.	43,268
1,259,945	Mueller Water Products, Inc. Class A	33,061
63,070	SPX Technologies, Inc. *	8,461
		84,790
OIL, GAS & CONSUMABLE FUELS—1.5%
814,410	Northern Oil & Gas, Inc.	19,790
1,326,580	Uranium Energy Corp. *	6,965
		26,755
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.1%
301,270	Credo Technology Group Holding Ltd. *	12,970
125,240	Onto Innovation, Inc. *	15,275
443,394	Rambus, Inc. *	21,633
756,452	Semtech Corp. *	23,639
		73,517
SOFTWARE—5.3%
747,254	Braze, Inc. Class A*	23,262
784,350	Dynatrace, Inc. *	36,841
472,040	Procore Technologies, Inc. *	30,253
812,950	Riot Platforms, Inc. *	5,886
		96,242
SPECIALTY RETAIL—0.9%
235,410	Abercrombie & Fitch Co. Class A*	16,342

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.5%
320,100	IonQ, Inc. *	$8,790
TEXTILES, APPAREL & LUXURY GOODS—1.9%
650,647	Birkenstock Holding PLC (Germany)*	33,463
TRADING COMPANIES & DISTRIBUTORS—4.1%
103,180	Applied Industrial Technologies, Inc.	25,101
456,968	FTAI Aviation Ltd.	48,946
		74,047
TOTAL COMMON STOCKS (Cost $1,701,698)		1,706,173
TOTAL INVESTMENTS—94.8% (Cost $1,701,698)		1,706,173
CASH AND OTHER ASSETS, LESS LIABILITIES—5.2%		93,629
TOTAL NET ASSETS—100%		$1,799,802

FAIR VALUE MEASUREMENTS
All Investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: EARNEST Partners LLC
Value and Cost in Thousands

COMMON STOCKS—96.6%
Shares		Value
AEROSPACE & DEFENSE—5.8%
606,728	AAR Corp. *	$32,436
706,183	Hexcel Corp.	34,229
299,866	Moog, Inc. Class A	50,152
		116,817
BANKS—13.8%
734,171	Enterprise Financial Services Corp.	38,192
1,006,549	First Merchants Corp.	35,873
540,758	SouthState Corp.	46,927
1,293,420	Trustmark Corp.	43,394
398,821	UMB Financial Corp.	37,716
1,042,033	United Bankshares, Inc.	35,731
1,374,883	United Community Banks, Inc.	37,961
		275,794
CAPITAL MARKETS—6.2%
531,262	Houlihan Lokey, Inc.	86,107
448,299	Stifel Financial Corp.	38,415
		124,522
CHEMICALS—3.7%
519,267	Cabot Corp.	40,783
662,203	Scotts Miracle-Gro Co.	33,362
		74,145
COMMERCIAL SERVICES & SUPPLIES—3.6%
613,926	Casella Waste Systems, Inc. Class A*	72,106
CONSTRUCTION & ENGINEERING—0.0%
8,671	Everus Construction Group, Inc. *	349
CONSUMER FINANCE—2.6%
381,829	FirstCash Holdings, Inc.	51,150
ELECTRICAL EQUIPMENT—1.7%
384,328	EnerSys	33,283
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—6.3%
381,829	Advanced Energy Industries, Inc.	37,194
651,208	CTS Corp.	24,798
147,934	Littelfuse, Inc.	26,970
296,867	Plexus Corp. *	36,345
		125,307
ENERGY EQUIPMENT & SERVICES—5.5%
1,021,542	Archrock, Inc.	24,037
1,381,380	Core Laboratories, Inc.	15,706
2,881,207	Expro Group Holdings NV *	23,828
884,603	Helmerich & Payne, Inc.	16,710
1,693,740	Oceaneering International, Inc. *	30,064
		110,345
FOOD PRODUCTS—1.6%
1,019,043	Darling Ingredients, Inc. *	32,803
GAS UTILITIES—2.1%
525,265	ONE Gas, Inc.	41,239
GROUND TRANSPORTATION—1.8%
259,384	Ryder System, Inc.	35,709
HEALTH CARE EQUIPMENT & SUPPLIES—3.9%
409,816	CONMED Corp.	20,126
454,796	Integer Holdings Corp. *	57,445
		77,571

COMMON STOCKS—Continued
Shares		Value
HOTEL & RESORT REITS—0.5%
1,064,522	Pebblebrook Hotel Trust	$9,634
HOTELS, RESTAURANTS & LEISURE—4.7%
1,056,526	Cheesecake Factory, Inc.	53,217
334,850	Cracker Barrel Old Country Store, Inc.	14,298
11,200,471	Sabre Corp. *	26,545
		94,060
HOUSEHOLD DURABLES—2.0%
254,386	Helen of Troy Ltd. *	7,087
480,785	Meritage Homes Corp.	32,761
		39,848
INDUSTRIAL REITS—1.7%
1,020,042	STAG Industrial, Inc.	33,692
INSURANCE—3.6%
471,289	Horace Mann Educators Corp.	19,577
278,875	Reinsurance Group of America, Inc.	52,236
		71,813
MACHINERY—9.9%
397,322	Albany International Corp. Class A	26,128
1,118,498	Flowserve Corp.	50,590
516,269	Franklin Electric Co., Inc.	43,862
403,319	SPX Technologies, Inc. *	54,105
348,344	Timken Co.	22,381
		197,066
OFFICE REITS—0.9%
728,673	COPT Defense Properties	19,026
PROFESSIONAL SERVICES—3.6%
773,153	Parsons Corp. *	51,693
253,387	TriNet Group, Inc.	19,848
		71,541
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.4%
912,091	Amkor Technology, Inc.	15,916
456,296	Diodes, Inc. *	17,522
220,901	Entegris, Inc.	17,478
1,280,426	FormFactor, Inc. *	36,031
		86,947
SOFTWARE—2.0%
1,312,911	Box, Inc. Class A*	40,989
SPECIALIZED REITS—1.5%
1,086,013	Four Corners Property Trust, Inc.	30,354
TEXTILES, APPAREL & LUXURY GOODS—0.8%
1,254,437	Wolverine World Wide, Inc.	16,370
TRADING COMPANIES & DISTRIBUTORS—2.4%
324,355	GATX Corp.	47,343
TOTAL COMMON STOCKS (Cost $1,363,661)		1,929,823
TOTAL INVESTMENTS—96.6% (Cost $1,363,661)		1,929,823
CASH AND OTHER ASSETS, LESS LIABILITIES—3.4%		67,158
TOTAL NET ASSETS—100%		$1,996,981

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

STATEMENTS OF ASSETS AND LIABILITIES—April 30, 2025 (Unaudited)

(All amounts in thousands, except per share amounts)

	Embark Commodity Strategy Fund (Consolidated)	Embark Small Cap Equity Fund	Harbor Capital Appreciation Fund	Harbor Convertible Securities Fund	Harbor Core Bond Fund
Assets
Investments, at identified cost	$2,537,677*	$1,661,789	$9,548,103	$24,194	$1,389,522
Investments, at value (including securities loaned of $0, $0, $66,730, $0, $0, $0, $2,202, $7,438, $0, $3,146, $2,603, $0, $0, $0, $0 and $0)	$2,537,638*	$1,531,744	$24,166,156	$25,100	$1,391,152
Cash	413,663	28,172	876,902	504	7,354
Due from broker	204,107	—	—	—	—
Foreign currency, at value (cost: $0, $0, $0, $0, $0, $4, $972, $8,255, $101, $439, $479, $0, $0, $0, $0 and $0)	—	—	—	—	—
Receivables for:
Investment sold	—	2,446	—	—	—
Capital shares sold	1,566	1,173	16,915	—	21
Dividends	—	277	4,630	1	—
Interest	2,657	—	—	90	10,918
Securities lending income	—	—	3	—	—
Withholding tax	—	—	2,677	—	—
Prepaid registration fees	18	11	171	—	8
Other assets	81	73	3,530	36	22
Total Assets	3,159,730	1,563,896	25,070,984	25,731	1,409,475
Liabilities
Payables for:
Investments purchased	126,717	969	—	199	2,060
Capital shares reacquired	3,192	805	22,929	4	2,359
Collateral for securities loaned	—	—	—	—	—
Dividend to shareholders	—	—	—	—	364
Unrealized depreciation on OTC swap agreements	—	—	—	—	—
Variation margin on futures contracts	9,148	—	—	—	—
Accrued expenses:
Management fees	1,650	722	10,819	10	265
12b-1 fees	—	—	207	—	—
Transfer agent fees	234	114	1,451	2	32
Trustees’ fees and expenses	132	69	3,906	29	24
Other	455	226	2,004	4	40
Total Liabilities	141,528	2,905	41,316	248	5,144
NET ASSETS	$3,018,202	$1,560,991	$25,029,668	$25,483	$1,404,331
Net Assets Consist of:
Paid-in capital	$2,879,531	$1,746,671	$8,770,588	$37,397	$1,411,684
Total distributable earnings/(loss)	138,671	(185,680)	16,259,080	(11,914)	(7,353)
	$3,018,202	$1,560,991	$25,029,668	$25,483	$1,404,331
NET ASSET VALUE PER SHARE BY CLASS
Retirement Class
Net assets	$236,962	$156,589	$9,139,531	$12,956	$1,276,017
Shares of beneficial interest[1]	22,671	16,594	86,344	1,138	143,849
Net asset value per share[2]	$10.45	$9.44	$105.85	$11.39	$8.87
Institutional Class
Net assets	$2,781,240	$1,404,402	$14,831,899	$11,539	$128,314
Shares of beneficial interest[1]	265,867	148,845	140,720	1,013	14,468
Net asset value per share[2]	$10.46	$9.44	$105.40	$11.38	$8.87
Administrative Class
Net assets	N/A	N/A	$181,146	$86	N/A
Shares of beneficial interest[1]	N/A	N/A	1,809	8	N/A
Net asset value per share[2]	N/A	N/A	$100.13	$11.37	N/A
Investor Class
Net assets	N/A	N/A	$877,092	$902	N/A
Shares of beneficial interest[1]	N/A	N/A	9,167	80	N/A
Net asset value per share[2]	N/A	N/A	$95.68	$11.34	N/A
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Core Plus Fund	Harbor Diversified International All Cap Fund	Harbor International Fund	Harbor International Compounders Fund	Harbor International Core Fund	Harbor International Small Cap Fund	Harbor Large Cap Value Fund	Harbor Mid Cap Fund	Harbor Mid Cap Value Fund	Harbor Small Cap Growth Fund	Harbor Small Cap Value Fund

$1,237,759	$564,036	$2,510,382	$44,543	$399,704	$164,851	$799,584	$143,632	$285,150	$1,701,698	$1,363,661
$1,173,935	$772,424	$3,433,417	$45,068	$451,466	$177,261	$1,301,175	$155,071	$314,583	$1,706,173	$1,929,823
7,481	10,317	15,721	514	13,883	4,914	8,775	2,518	6,620	98,226	67,951
—	—	—	—	—	—	—	—	—	—	—
1	970	8,237	102	438	477	—	—	—	—	—

—	540	2,357	—	30	1,465	—	—	—	3,576	2,619
340	94	482	—	391	39	832	120	166	855	1,069
—	3,697	22,397	51	1,959	1,244	1,798	47	156	—	363
9,556	—	—	—	—	—	—	—	—	—	—
—	2	26	—	11	—	—	—	—	—	—
—	892	6,073	26	717	194	383	—	—	—	—
7	6	21	—	2	2	12	1	3	11	15
395	107	4,038	9	29	38	154	10	92	119	171
1,191,715	789,049	3,492,769	45,770	468,926	185,634	1,313,129	157,767	321,620	1,808,960	2,002,011

1,061	316	1,869	—	13,399	1,297	—	—	—	6,147	343
960	11,910	2,084	—	280	413	1,208	94	299	1,614	2,855
—	—	7,846	—	1,210	—	—	—	—	—	—
168	—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—

243	464	2,050	18	252	122	634	94	191	1,062	1,217
1	6	50	—	1	1	5	—	5	3	6
92	29	253	1	26	9	50	8	21	92	130
457	64	3,852	1	8	10	133	4	84	142	201
96	948	2,310	26	240	141	114	26	28	98	278
3,078	13,737	20,314	46	15,416	1,993	2,144	226	628	9,158	5,030
$1,188,637	$775,312	$3,472,455	$45,724	$453,510	$183,641	$1,310,985	$157,541	$320,992	$1,799,802	$1,996,981

$1,386,419	$625,241	$3,034,776	$45,244	$386,313	$169,331	$624,098	$147,934	$272,966	$1,843,723	$1,451,318
(197,782)	150,071	437,679	480	67,197	14,310	686,887	9,607	48,026	(43,921)	545,663
$1,188,637	$775,312	$3,472,455	$45,724	$453,510	$183,641	$1,310,985	$157,541	$320,992	$1,799,802	$1,996,981

$70,296	$532,641	$609,046	$43,197	$132,452	$86,292	$892,475	$70,447	$87,430	$817,038	$530,959
6,915	40,789	12,493	4,291	9,191	5,792	42,567	5,167	3,607	64,892	14,479
$10.17	$13.06	$48.75	$10.07	$14.41	$14.90	$20.97	$13.63	$24.24	$12.59	$36.67

$1,111,463	$214,086	$2,609,501	$2,527	$314,821	$94,540	$395,120	$86,840	$208,959	$972,785	$1,434,263
109,550	16,381	53,291	252	21,885	6,341	18,839	6,373	8,613	78,000	39,123
$10.15	$13.07	$48.97	$10.06	$14.38	$14.91	$20.97	$13.63	$24.26	$12.47	$36.66

$6,878	$15,777	$9,959	N/A	N/A	$50	$864	N/A	$3,471	$423	$2,086
677	1,212	202	N/A	N/A	3	41	N/A	141	40	57
$10.16	$13.02	$49.49	N/A	N/A	$15.14	$21.01	N/A	$24.64	$10.60	$36.45

N/A	$12,808	$243,949	N/A	$6,237	$2,759	$22,526	$254	$21,132	$9,556	$29,673
N/A	988	5,029	N/A	435	186	1,059	19	870	1,005	841
N/A	$12.96	$48.51	N/A	$14.33	$14.87	$21.27	$13.62	$24.29	$9.51	$35.27

*	Includes purchased options
1	Par value $0.01 (unlimited authorizations)
2	Per share amounts can be recalculated to the amounts disclosed herein when total net assets and shares of beneficial interest are not rounded to thousands.

⬤

STATEMENTS OF OPERATIONS—Period Ended April 30, 2025 (Unaudited)

(All amounts in thousands)

	Embark Commodity Strategy Fund (Consolidated)	Embark Small Cap Equity Fund	Harbor Capital Appreciation Fund	Harbor Convertible Securities Fund	Harbor Core Bond Fund
Investment Income
Dividends	$—	$8,478	$66,075	$85	$—
Interest	66,248	459	3,222	373	32,917
Net securities lending income	—	—	3	—	—
Consent fee income	—	—	—	—	5
Foreign taxes withheld	—	(20)	(1,313)	—	—
Total Investment Income	66,248	8,917	67,987	458	32,922
Operating Expenses
Management fees	9,942	4,905	83,157	64	1,538
12b-1 fees:
Administrative Class	N/A	N/A	241	—	N/A
Investor Class	N/A	N/A	1,201	1	N/A
Shareholder communications	270	154	421	13	13
Custodian fees	192	48	382	8	34
Transfer agent fees:
Retirement Class	25	16	1,002	1	121
Institutional Class	1,383	763	8,271	6	62
Administrative Class	N/A	N/A	96	—	N/A
Investor Class	N/A	N/A	995	1	N/A
Professional fees	148	66	852	3	42
Trustees’ fees and expenses	183	105	627	1	24
Registration fees	128	118	123	25	20
Miscellaneous	28	19	209	4	12
Total Operating Expenses	12,299	6,194	97,577	127	1,866
Management fees waived	—	—	(6,726)	—	—
Transfer agent fees waived	—	—	(540)	—	(25)
Other expenses reimbursed	(496)	(424)	—	(40)	(54)
Custodian fees reduction	(1)	—	(8)	—	—
Net expenses	11,802	5,770	90,303	87	1,787
Net Investment Income/(Loss)	54,446	3,147	(22,316)	371	31,135
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments (net of foreign capital gains tax: $0, $0, $0, $0, $0, $0, $151, $0, $0, $0, $0, $0, $0, $0, $0 and $0)	4,728	(34,961)	1,970,187	1,395	(1,480)
Foreign currency transactions	(152)	—	(140)	—	—
Futures contracts	99,888	—	—	—	—
Swap agreements	29,327	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments (net of foreign capital gains tax accrual: $0, $0, $0, $0, $0, $0, $(494), $(66), $0, $0, $0, $0, $0, $0, $0 and $0)	(1,243)	(177,714)	(2,138,554)	(989)	5,136
Translations of assets and liabilities in foreign currencies	74	—	(36)	—	—
Futures contracts	(49,852)	—	—	—	—
Swap agreements	—	—	—	—	—
Net gain/(loss) on investment transactions	82,770	(212,675)	(168,543)	406	3,656
Net Increase/(Decrease) in Net Assets Resulting from Operations	$137,216	$(209,528)	$(190,859)	$777	$34,791
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Core Plus Fund	Harbor Diversified International All Cap Fund	Harbor International Fund	Harbor International Compounders Fund	Harbor International Core Fund	Harbor International Small Cap Fund	Harbor Large Cap Value Fund	Harbor Mid Cap Fund	Harbor Mid Cap Value Fund	Harbor Small Cap Growth Fund	Harbor Small Cap Value Fund

$—	$11,485	$51,795	$320	$6,436	$2,733	$18,053	$1,366	$4,650	$3,351	$17,366
27,791	211	672	15	106	75	349	67	68	1,424	1,152
—	7	40	—	13	4	5	—	—	—	—
4	—	—	—	—	—	—	—	—	—	—
—	(1,153)	(4,762)	(41)	(705)	(217)	(227)	—	—	—	—
27,795	10,550	47,745	294	5,850	2,595	18,180	1,433	4,718	4,775	18,518

1,447	3,177	12,608	69	1,166	805	4,867	618	1,336	7,152	8,787

9	16	11	N/A	N/A	—	1	N/A	5	1	3
N/A	15	293	N/A	7	3	30	—	31	18	44
36	23	109	15	19	29	37	20	22	37	143
48	141	245	6	69	46	28	9	12	33	35

6	62	61	2	4	9	108	8	10	81	66
545	103	1,255	1	133	49	260	44	112	542	825
3	7	5	N/A	N/A	—	—	N/A	2	—	1
N/A	12	242	N/A	6	3	25	—	25	15	36
37	52	124	9	26	16	53	7	14	58	74
22	20	71	—	6	5	36	3	7	37	51
30	30	38	24	30	33	34	26	27	38	61
12	11	30	5	5	5	18	6	7	18	22
2,195	3,669	15,092	131	1,471	1,003	5,497	741	1,610	8,030	10,148
—	—	—	—	—	—	—	—	(4)	—	—
(22)	(16)	(63)	—	(5)	(4)	(32)	(3)	(7)	(37)	(46)
—	(434)	(1,727)	(54)	(151)	(178)	(254)	(43)	(77)	—	—
—	—	(1)	—	—	—	(1)	—	—	(1)	(1)
2,173	3,219	13,301	77	1,315	821	5,210	695	1,522	7,992	10,101
25,622	7,331	34,444	217	4,535	1,774	12,970	738	3,196	(3,217)	8,417

(3,848)	7,315	41,965	(203)	11,882	1,477	183,654	1,895	15,090	12,479	7,443
—	(78)	(27)	(11)	(31)	(81)	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—

5,337	32,634	180,270	883	19,220	12,017	(260,427)	(15,678)	(37,627)	(236,651)	(300,784)
—	231	1,307	3	97	84	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—
1,489	40,102	223,515	672	31,168	13,497	(76,773)	(13,783)	(22,537)	(224,172)	(293,341)
$27,111	$47,433	$257,959	$889	$35,703	$15,271	$(63,803)	$(13,045)	$(19,341)	$(227,389)	$(284,924)

⬤

STATEMENTS OF CHANGES IN NET ASSETS

(All amounts in thousands)

	Embark Commodity Strategy Fund (Consolidated)		Embark Small Cap Equity Fund		Harbor Capital Appreciation Fund
	November 1, 2024	January 23, 2024[a]	November 1, 2024	January 30, 2024[a]	November 1, 2024	November 1, 2023
	through	through	through	through	through	through
	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$54,446	$46,086	$3,147	$2,585	$(22,316)	$(32,644)
Net realized gain/(loss) on investments	133,791	33,515	(34,961)	(20,709)	1,970,047	3,756,548
Change in net unrealized appreciation/(depreciation) of investments	(51,021)	38,830	(177,714)	47,669	(2,138,590)	5,894,325
Net increase/(decrease) in assets resulting from operations	137,216	118,431	(209,528)	29,545	(190,859)	9,618,229
Distributions to Shareholders
Retirement Class	(10,199)	(2,614)	(629)	—	(1,042,057)	—
Institutional Class	(110,430)	(28,540)	(5,068)	—	(1,734,249)	—
Administrative Class	N/A	N/A	N/A	N/A	(20,668)	—
Investor Class	N/A	N/A	N/A	N/A	(109,210)	—
Total distributions to shareholders	(120,629)	(31,154)	(5,697)	—	(2,906,184)	—
Net Increase/(Decrease) Derived from Capital Share Transactions	77,609	2,836,729	81,124	1,665,447	(119,754)	(3,948,593)
Net increase/(decrease) in net assets	94,196	2,924,006	(134,101)	1,694,992	(3,216,797)	5,669,636
Net Assets
Beginning of period	2,924,006	—	1,695,092	100	28,246,465	22,576,829
End of period	$3,018,202	$2,924,006	$1,560,991	$1,695,092	$25,029,668	$28,246,465
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Convertible Securities Fund		Harbor Core Bond Fund		Harbor Core Plus Fund		Harbor Diversified International All Cap Fund		Harbor International Fund
November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023
through	through	through	through	through	through	through	through	through	through
April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$371	$922	$31,135	$35,416	$25,622	$43,150	$7,331	$17,360	$34,444	$65,681
1,395	778	(1,480)	(1,059)	(3,848)	(22,678)	7,237	10,327	41,938	92,288
(989)	3,700	5,136	7,419	5,337	88,553	32,865	156,787	181,577	497,706
777	5,400	34,791	41,776	27,111	109,025	47,433	184,474	257,959	655,675

(227)	(374)	(28,380)	(31,072)	(1,535)	(1,391)	(20,642)	(16,277)	(22,824)	(19,146)
(203)	(416)	(2,932)	(3,543)	(26,723)	(44,514)	(6,282)	(7,359)	(91,689)	(89,545)
(1)	(2)	N/A	N/A	(159)	(328)	(344)	(230)	(299)	(318)
(14)	(21)	N/A	N/A	N/A	N/A	(325)	(240)	(7,686)	(8,372)
(445)	(813)	(31,312)	(34,615)	(28,417)	(46,233)	(27,593)	(24,106)	(122,498)	(117,381)
339	(5,725)	177,141	1,109,783	57,771	142,375	(178,284)	(125,664)	(85,666)	(258,842)
671	(1,138)	180,620	1,116,944	56,465	205,167	(158,444)	34,704	49,795	279,452

24,812	25,950	1,223,711	106,767	1,132,172	927,005	933,756	899,052	3,422,660	3,143,208
$25,483	$24,812	$1,404,331	$1,223,711	$1,188,637	$1,132,172	$775,312	$933,756	$3,472,455	$3,422,660

⬤

STATEMENTS OF CHANGES IN NET ASSETS  —Continued

(All amounts in thousands)

	Harbor International Compounders Fund		Harbor International Core Fund		Harbor International Small Cap Fund
	November 1, 2024	March 1, 2024[a]	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023
	through	through	through	through	through	through
	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$217	$69	$4,535	$4,567	$1,774	$7,104
Net realized gain/(loss) on investments	(214)	(48)	11,851	9,476	1,396	5,553
Change in net unrealized appreciation/(depreciation) of investments	886	(359)	19,317	33,146	12,101	40,043
Net increase/(decrease) in assets resulting from operations	889	(338)	35,703	47,189	15,271	52,700
Distributions to Shareholders
Retirement Class	(62)	—	(377)	(185)	(4,725)	(3,104)
Institutional Class	(9)	—	(6,139)	(3,612)	(5,356)	(4,341)
Administrative Class	N/A	N/A	N/A	N/A	(2)	—
Investor Class	N/A	N/A	(111)	(176)	(113)	(82)
Total distributions to shareholders	(71)	—	(6,627)	(3,973)	(10,196)	(7,527)
Net Increase/(Decrease) Derived from Capital Share Transactions	24,838	20,406	189,122	57,929	(45,681)	(150,604)
Net increase/(decrease) in net assets	25,656	20,068	218,198	101,145	(40,606)	(105,431)
Net Assets
Beginning of period	20,068	—	235,312	134,167	224,247	329,678
End of period	$45,724	$20,068	$453,510	$235,312	$183,641	$224,247
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Large Cap Value Fund		Harbor Mid Cap Fund		Harbor Mid Cap Value Fund		Harbor Small Cap Growth Fund		Harbor Small Cap Value Fund
November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023
through	through	through	through	through	through	through	through	through	through
April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$12,970	$24,126	$738	$1,105	$3,196	$5,098	$(3,217)	$(3,767)	$8,417	$16,434
183,654	115,715	1,895	(722)	15,090	16,251	12,479	114,526	7,443	(16,875)
(260,427)	335,558	(15,678)	28,934	(37,627)	57,206	(236,651)	255,977	(300,784)	534,735
(63,803)	475,399	(13,045)	29,317	(19,341)	78,555	(227,389)	366,736	(284,924)	534,294

(80,921)	(47,391)	(573)	(1,936)	(6,150)	(1,060)	(30,481)	(489)	(4,749)	(41,830)
(39,039)	(26,433)	(574)	(945)	(12,462)	(16,352)	(37,709)	(258)	(10,550)	(100,625)
(59)	(109)	N/A	N/A	(207)	(227)	(18)	—	(7)	(249)
(1,659)	(948)	—	(12)	(1,322)	(1,731)	(623)	—	(96)	(2,453)
(121,678)	(74,881)	(1,147)	(2,893)	(20,141)	(19,370)	(68,831)	(747)	(15,402)	(145,157)
(403,575)	(183,549)	6,275	40,014	(10,658)	66,148	328,938	414,056	(124,889)	61,140
(589,056)	216,969	(7,917)	66,438	(50,140)	125,333	32,718	780,045	(425,215)	450,277

1,900,041	1,683,072	165,458	99,020	371,132	245,799	1,767,084	987,039	2,422,196	1,971,919
$1,310,985	$1,900,041	$157,541	$165,458	$320,992	$371,132	$1,799,802	$1,767,084	$1,996,981	$2,422,196

a	Commencement of Operations

⬤

STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY  —Continued

(All amounts in thousands)

	Embark Commodity Strategy Fund (Consolidated)		Embark Small Cap Equity Fund		Harbor Capital Appreciation Fund
	November 1, 2024	January 23, 2024[a]	November 1, 2024	January 30, 2024[a]	November 1, 2024	November 1, 2023
	through	through	through	through	through	through
	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
AMOUNT ($)
Retirement Class
Net proceeds from sale of shares	$31,960	$248,678	$24,142	$164,331	$1,013,528	$1,859,614
Reinvested distributions	121	42	7	—	966,106	—
Cost of shares reacquired	(36,863)	(7,421)	(11,091)	(2,817)	(1,776,287)	(2,626,453)
Net increase/(decrease) in net assets	$(4,782)	$241,299	$13,058	$161,514	$203,347	$(766,839)
Institutional Class
Net proceeds from sale of shares	$215,985	$2,737,453	$177,953	$1,619,171	$875,527	$1,833,126
Reinvested distributions	110,426	28,539	5,068	—	1,661,915	—
Cost of shares reacquired	(244,020)	(170,562)	(114,955)	(115,238)	(2,887,083)	(4,561,185)
Cost of shares reacquired through in-kind redemptions	—	—	—	—	—	(189,354)
Net increase/(decrease) in net assets	$82,391	$2,595,430	$68,066	$1,503,933	$(349,641)	$(2,917,413)
Administrative Class
Net proceeds from sale of shares	N/A	N/A	N/A	N/A	$21,897	$45,867
Reinvested distributions	N/A	N/A	N/A	N/A	17,504	—
Cost of shares reacquired	N/A	N/A	N/A	N/A	(28,933)	(134,389)
Net increase/(decrease) in net assets	N/A	N/A	N/A	N/A	$10,468	$(88,522)
Investor Class
Net proceeds from sale of shares	N/A	N/A	N/A	N/A	$38,842	$101,221
Reinvested distributions	N/A	N/A	N/A	N/A	107,543	—
Cost of shares reacquired	N/A	N/A	N/A	N/A	(130,313)	(277,040)
Net increase/(decrease) in net assets	N/A	N/A	N/A	N/A	$16,072	$(175,819)
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Convertible Securities Fund		Harbor Core Bond Fund		Harbor Core Plus Fund		Harbor Diversified International All Cap Fund		Harbor International Fund
November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023
through	through	through	through	through	through	through	through	through	through
April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$305	$1,074	$219,845	$1,073,765	$39,249	$32,575	$53,561	$72,630	$30,964	$127,622
227	374	26,283	28,112	1,508	1,362	20,363	16,078	19,060	15,376
(209)	(1,137)	(98,858)	(47,560)	(12,071)	(6,781)	(211,896)	(151,199)	(77,349)	(150,677)
$323	$311	$147,270	$1,054,317	$28,686	$27,156	$(137,972)	$(62,491)	$(27,325)	$(7,679)

$732	$2,169	$50,670	$179,441	$127,513	$287,517	$4,879	$9,530	$166,045	$160,708
196	403	2,821	3,435	25,610	42,674	4,958	6,215	87,054	84,914
(960)	(8,673)	(23,620)	(127,410)	(123,812)	(213,887)	(54,922)	(80,292)	(296,734)	(459,054)
—	—	—	—	—	—	—	—	—	—
$(32)	$(6,101)	$29,871	$55,466	$29,311	$116,304	$(45,085)	$(64,547)	$(43,635)	$(213,432)

$—	$—	N/A	N/A	$84	$255	$4,764	$3,541	$1,600	$907
1	2	N/A	N/A	159	328	344	230	293	311
(3)	—	N/A	N/A	(469)	(1,668)	(1,112)	(2,598)	(1,278)	(4,549)
$(2)	$2	N/A	N/A	$(226)	$(1,085)	$3,996	$1,173	$615	$(3,331)

$134	$183	N/A	N/A	N/A	N/A	$841	$1,002	$8,902	$18,031
14	21	N/A	N/A	N/A	N/A	325	240	7,588	8,273
(98)	(141)	N/A	N/A	N/A	N/A	(389)	(1,041)	(31,811)	(60,704)
$50	$63	N/A	N/A	N/A	N/A	$777	$201	$(15,321)	$(34,400)

⬤

STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY  —Continued

(All amounts in thousands)

	Harbor International Compounders Fund		Harbor International Core Fund		Harbor International Small Cap Fund
	November 1, 2024	March 1, 2024[a]	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023
	through	through	through	through	through	through
	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
AMOUNT ($)
Retirement Class
Net proceeds from sale of shares	$25,279	$18,813	$130,934	$4,518	$3,546	$7,406
Reinvested distributions	62	—	375	185	4,635	3,103
Cost of shares reacquired	(480)	(939)	(11,619)	(17,104)	(25,033)	(57,963)
Net increase/(decrease) in net assets	$24,861	$17,874	$119,690	$(12,401)	$(16,852)	$(47,454)
Institutional Class
Net proceeds from sale of shares	$1,460	$2,640	$218,202	$118,097	$20,784	$56,837
Reinvested distributions	3	—	5,477	3,316	4,969	4,101
Cost of shares reacquired	(1,486)	(108)	(154,314)	(44,710)	(54,513)	(161,416)
Cost of shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in net assets	$(23)	$2,532	$69,365	$76,703	$(28,760)	$(100,478)
Administrative Class
Net proceeds from sale of shares	N/A	N/A	N/A	N/A	$—	$—
Reinvested distributions	N/A	N/A	N/A	N/A	2	—
Cost of shares reacquired	N/A	N/A	N/A	N/A	—	(429)
Net increase/(decrease) in net assets	N/A	N/A	N/A	N/A	$2	$(429)
Investor Class
Net proceeds from sale of shares	N/A	N/A	$1,542	$520	$392	$381
Reinvested distributions	N/A	N/A	111	176	113	82
Cost of shares reacquired	N/A	N/A	(1,586)	(7,069)	(576)	(2,706)
Net increase/(decrease) in net assets	N/A	N/A	$67	$(6,373)	$(71)	$(2,243)
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Large Cap Value Fund		Harbor Mid Cap Fund		Harbor Mid Cap Value Fund		Harbor Small Cap Growth Fund		Harbor Small Cap Value Fund
November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023
through	through	through	through	through	through	through	through	through	through
April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$52,953	$139,220	$2,740	$13,891	$15,853	$92,506	$366,102	$261,563	$61,352	$124,444
66,200	37,047	567	1,936	2,240	1,027	30,047	482	2,821	27,996
(317,358)	(250,892)	(6,858)	(19,247)	(22,392)	(10,789)	(94,830)	(116,012)	(118,391)	(163,946)
$(198,205)	$(74,625)	$(3,551)	$(3,420)	$(4,299)	$82,744	$301,319	$146,033	$(54,218)	$(11,506)

$27,206	$62,151	$22,614	$61,235	$19,067	$36,127	$126,717	$437,883	$143,706	$551,765
34,052	23,851	568	839	11,816	15,227	35,370	242	10,027	92,112
(266,047)	(188,328)	(13,286)	(18,276)	(34,329)	(64,868)	(130,813)	(174,958)	(222,240)	(566,454)
—	—	—	—	—	—	—	—	—	—
$(204,789)	$(102,326)	$9,896	$43,798	$(3,446)	$(13,514)	$31,274	$263,167	$(68,507)	$77,423

$71	$29	N/A	N/A	$270	$696	$11	$65	$230	$434
58	108	N/A	N/A	132	137	18	—	7	183
(49)	(2,843)	N/A	N/A	(531)	(853)	(4)	(158)	(183)	(2,308)
$80	$(2,706)	N/A	N/A	$(129)	$(20)	$25	$(93)	$54	$(1,691)

$1,019	$1,449	$195	$433	$1,379	$2,135	$1,364	$9,024	$1,209	$3,201
1,562	892	—	12	1,253	1,649	607	—	90	2,310
(3,242)	(6,233)	(265)	(809)	(5,416)	(6,846)	(5,651)	(4,075)	(3,517)	(8,597)
$(661)	$(3,892)	$(70)	$(364)	$(2,784)	$(3,062)	$(3,680)	$4,949	$(2,218)	$(3,086)

a	Commencement of Operations

⬤

STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY  —Continued

(All amounts in thousands)

	Embark Commodity Strategy Fund (Consolidated)		Embark Small Cap Equity Fund		Harbor Capital Appreciation Fund
	November 1, 2024	January 23, 2024[a]	November 1, 2024	January 30, 2024[a]	November 1, 2024	November 1, 2023
	through	through	through	through	through	through
	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
SHARES
Retirement Class
Shares sold	3,044	23,807	2,345	15,537	8,827	17,105
Shares issued due to reinvestment of distributions	12	4	1	—	8,362	—
Shares reacquired	(3,481)	(715)	(1,027)	(262)	(15,822)	(24,191)
Net increase/(decrease) in shares outstanding	(425)	23,096	1,319	15,275	1,367	(7,086)
Institutional Class
Shares sold	20,465	271,420	16,987	153,166	7,771	17,139
Shares issued due to reinvestment of distributions	10,890	2,720	465	—	14,440	—
Shares reacquired	(23,057)	(16,571)	(10,827)	(10,956)	(25,586)	(42,395)
Shares reacquired through in-kind redemptions	—	—	—	—	—	(1,579)
Net increase/(decrease) in shares outstanding	8,298	257,569	6,625	142,210	(3,375)	(26,835)
Administrative Class
Shares sold	N/A	N/A	N/A	N/A	205	446
Shares issued due to reinvestment of distributions	N/A	N/A	N/A	N/A	160	—
Shares reacquired	N/A	N/A	N/A	N/A	(266)	(1,271)
Net increase/(decrease) in shares outstanding	N/A	N/A	N/A	N/A	99	(825)
Investor Class
Shares sold	N/A	N/A	N/A	N/A	373	1,069
Shares issued due to reinvestment of distributions	N/A	N/A	N/A	N/A	1,028	—
Shares reacquired	N/A	N/A	N/A	N/A	(1,265)	(2,808)
Net increase/(decrease) in shares outstanding	N/A	N/A	N/A	N/A	136	(1,739)
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Convertible Securities Fund		Harbor Core Bond Fund		Harbor Core Plus Fund		Harbor Diversified International All Cap Fund		Harbor International Fund
November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023
through	through	through	through	through	through	through	through	through	through
April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

26	98	25,009	121,472	3,838	3,223	4,279	5,840	671	2,710
20	35	2,976	3,169	149	135	1,688	1,363	434	357
(18)	(103)	(11,183)	(5,343)	(1,196)	(678)	(16,672)	(12,312)	(1,649)	(3,431)
28	30	16,802	119,298	2,791	2,680	(10,705)	(5,109)	(544)	(364)

62	201	5,751	20,275	12,602	28,288	388	782	3,642	3,514
17	38	319	388	2,533	4,224	411	526	1,974	1,962
(83)	(820)	(2,660)	(14,653)	(12,257)	(21,252)	(4,293)	(6,459)	(6,466)	(10,003)
—	—	—	—	—	—	—	—	—	—
(4)	(581)	3,410	6,010	2,878	11,260	(3,494)	(5,151)	(850)	(4,527)

—	—	N/A	N/A	8	25	375	292	34	20
—	—	N/A	N/A	16	32	29	20	7	7
—	—	N/A	N/A	(46)	(165)	(87)	(208)	(28)	(101)
—	—	N/A	N/A	(22)	(108)	317	104	13	(74)

12	17	N/A	N/A	N/A	N/A	67	81	191	390
1	2	N/A	N/A	N/A	N/A	27	20	173	193
(8)	(14)	N/A	N/A	N/A	N/A	(31)	(84)	(687)	(1,329)
5	5	N/A	N/A	N/A	N/A	63	17	(323)	(746)

⬤

STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY  —Continued

(All amounts in thousands)

	Harbor International Compounders Fund		Harbor International Core Fund		Harbor International Small Cap Fund
	November 1, 2024	March 1, 2024[a]	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023
	through	through	through	through	through	through
	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
SHARES
Retirement Class
Shares sold	2,554	1,870	9,202	344	246	503
Shares issued due to reinvestment of distributions	7	—	29	16	341	218
Shares reacquired	(49)	(91)	(871)	(1,533)	(1,769)	(4,004)
Net increase/(decrease) in shares outstanding	2,512	1,779	8,360	(1,173)	(1,182)	(3,283)
Institutional Class
Shares sold	150	263	15,838	10,123	1,478	3,953
Shares issued due to reinvestment of distributions	—	—	427	285	366	288
Shares reacquired	(151)	(10)	(10,925)	(3,668)	(3,890)	(11,087)
Shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in shares outstanding	(1)	253	5,340	6,740	(2,046)	(6,846)
Administrative Class
Shares sold	N/A	N/A	N/A	N/A	—	—
Shares issued due to reinvestment of distributions	N/A	N/A	N/A	N/A	—	—
Shares reacquired	N/A	N/A	N/A	N/A	—	(30)
Net increase/(decrease) in shares outstanding	N/A	N/A	N/A	N/A	—	(30)
Investor Class
Shares sold	N/A	N/A	111	43	29	27
Shares issued due to reinvestment of distributions	N/A	N/A	9	15	8	6
Shares reacquired	N/A	N/A	(119)	(566)	(40)	(190)
Net increase/(decrease) in shares outstanding	N/A	N/A	1	(508)	(3)	(157)
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Large Cap Value Fund		Harbor Mid Cap Fund		Harbor Mid Cap Value Fund		Harbor Small Cap Growth Fund		Harbor Small Cap Value Fund
November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023
through	through	through	through	through	through	through	through	through	through
April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

2,394	6,231	186	994	589	3,609	25,006	18,670	1,479	3,127
3,077	1,713	39	142	87	42	2,127	36	67	723
(14,390)	(11,089)	(468)	(1,365)	(890)	(415)	(6,680)	(8,362)	(3,054)	(4,158)
(8,919)	(3,145)	(243)	(229)	(214)	3,236	20,453	10,344	(1,508)	(308)

1,227	2,769	1,559	4,336	746	1,414	9,146	31,739	3,529	13,847
1,582	1,101	39	62	459	625	2,526	18	236	2,377
(11,885)	(8,418)	(913)	(1,291)	(1,292)	(2,557)	(9,712)	(12,523)	(5,424)	(14,254)
—	—	—	—	—	—	—	—	—	—
(9,076)	(4,548)	685	3,107	(87)	(518)	1,960	19,234	(1,659)	1,970

3	1	N/A	N/A	11	26	1	5	5	11
3	5	N/A	N/A	5	6	1	—	—	5
(2)	(126)	N/A	N/A	(20)	(34)	—	(13)	(4)	(59)
4	(120)	N/A	N/A	(4)	(2)	2	(8)	1	(43)

45	65	14	31	52	84	129	862	31	84
72	41	—	1	49	68	57	—	2	62
(145)	(276)	(18)	(56)	(206)	(273)	(568)	(380)	(91)	(223)
(28)	(170)	(4)	(24)	(105)	(121)	(382)	482	(58)	(77)

a	Commencement of Operations

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

EMBARK COMMODITY STRATEGY FUND (CONSOLIDATED)

	Retirement Class
	6-Month Period Ended April 30, 2025	Period from January 23, 2024[a] through October 31, 2024

	(Unaudited)
Net asset value beginning of period	$10.41	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.19	0.35
Net realized and unrealized gain/(loss) on investments	0.28	0.26
Total from investment operations	0.47	0.61
Less Distributions
Dividends from net investment income	(0.43)	(0.20)
Distributions from net realized capital gains	—*	—
Total distributions	(0.43)	(0.20)
Net asset value end of period	$10.45	$10.41
Net assets end of period (000s)	$236,962	$240,433
Ratios and Supplemental Data (%)
Total return[f]	4.65%[c]	6.06%[c]
Ratio of total expenses to average net assets^	0.74[d]	0.85[d]
Ratio of net expenses to average net assets[e]	0.71[d]	0.71[d]
Ratio of net investment income/(loss) to average net assets[e]	3.69[d]	4.37[d]
Portfolio turnover	24[c]	34[c]

	Institutional Class
	6-Month Period Ended April 30, 2025	Period from January 23, 2024[a] through October 31, 2024

	(Unaudited)
Net asset value beginning of period	$10.42	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.19	0.33
Net realized and unrealized gain/(loss) on investments	0.27	0.28
Total from investment operations	0.46	0.61
Less Distributions
Dividends from net investment income	(0.42)	(0.19)
Distributions from net realized capital gains	—*	—
Total distributions	(0.42)	(0.19)
Net asset value end of period	$10.46	$10.42
Net assets end of period (000s)	$2,781,240	$2,683,573
Ratios and Supplemental Data (%)
Total return[f]	4.61%[c]	6.12%[c]
Ratio of total expenses to average net assets^	0.82[d]	0.93[d]
Ratio of net expenses to average net assets[e]	0.79[d]	0.79[d]
Ratio of net investment income/(loss) to average net assets[e]	3.61[d]	4.15[d]
Portfolio turnover	24[c]	34[c]

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

EMBARK SMALL CAP EQUITY FUND

	Retirement Class
	6-Month Period Ended April 30, 2025	Period from January 30, 2024[a] through October 31, 2024

	(Unaudited)
Net asset value beginning of period	$10.76	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.02	0.03
Net realized and unrealized gain/(loss) on investments	(1.30)	0.73
Total from investment operations	(1.28)	0.76
Less Distributions
Dividends from net investment income	(0.04)	—
Distributions from net realized capital gains	—	—
Total distributions	(0.04)	—
Net asset value end of period	$9.44	$10.76
Net assets end of period (000s)	$156,589	$164,442
Ratios and Supplemental Data (%)
Total return[f]	(11.94)%[c]	7.60%[c]
Ratio of total expenses to average net assets^	0.66[d]	0.75[d]
Ratio of net expenses to average net assets[e]	0.61[d]	0.61[d]
Ratio of net investment income/(loss) to average net assets[e]	0.44[d]	0.42[d]
Portfolio turnover	40[c]	71[c]

	Institutional Class
	6-Month Period Ended April 30, 2025	Period from January 30, 2024[a] through October 31, 2024

	(Unaudited)
Net asset value beginning of period	$10.76	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.02	0.03
Net realized and unrealized gain/(loss) on investments	(1.30)	0.73
Total from investment operations	(1.28)	0.76
Less Distributions
Dividends from net investment income	(0.04)	—
Distributions from net realized capital gains	—	—
Total distributions	(0.04)	—
Net asset value end of period	$9.44	$10.76
Net assets end of period (000s)	$1,404,402	$1,530,650
Ratios and Supplemental Data (%)
Total return[f]	(11.98)%[c]	7.60%[c]
Ratio of total expenses to average net assets^	0.74[d]	0.83[d]
Ratio of net expenses to average net assets[e]	0.69[d]	0.69[d]
Ratio of net investment income/(loss) to average net assets[e]	0.36[d]	0.40[d]
Portfolio turnover	40[c]	71[c]

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CAPITAL APPRECIATION FUND

	Retirement Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$118.45	$82.14	$66.82	$124.89	$99.19	$75.79
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.05)	(0.06)	0.03	(0.06)	(0.27)	(0.08)
Net realized and unrealized gain/(loss) on investments	(0.19)	36.37	15.29	(39.22)	38.73	30.27
Total from investment operations	(0.24)	36.31	15.32	(39.28)	38.46	30.19
Less Distributions
Dividends from net investment income	—*	—	—	—	—	(0.12)
Distributions from net realized capital gains	(12.36)	—	—	(18.79)	(12.76)	(6.67)
Total distributions	(12.36)	—	—	(18.79)	(12.76)	(6.79)
Net asset value end of period	$105.85	$118.45	$82.14	$66.82	$124.89	$99.19
Net assets end of period (000s)	$9,139,531	$10,065,671	$7,562,038	$7,108,919	$11,385,191	$9,549,061
Ratios and Supplemental Data (%)
Total return[f]	(1.08)%[c]	44.21%	22.93%	(36.03)%	41.33%	42.79%
Ratio of total expenses to average net assets^	0.64[d]	0.64	0.64	0.64	0.63	0.64
Ratio of net expenses to average net assets[e]	0.59[d]	0.59	0.59	0.58	0.57	0.58
Ratio of net investment income/(loss) to average net assets[e]	(0.10)[d]	(0.05)	0.04	(0.07)	(0.25)	(0.09)
Portfolio turnover	15[c]	28	27	34	48	51

	Administrative Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$112.84	$78.51	$64.08	$120.94	$96.68	$74.15
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.23)	(0.38)	(0.21)	(0.33)	(0.61)	(0.34)
Net realized and unrealized gain/(loss) on investments	(0.12)	34.71	14.64	(37.74)	37.63	29.54
Total from investment operations	(0.35)	34.33	14.43	(38.07)	37.02	29.20
Less Distributions
Dividends from net investment income	—*	—	—	—	—	—
Distributions from net realized capital gains	(12.36)	—	—	(18.79)	(12.76)	(6.67)
Total distributions	(12.36)	—	—	(18.79)	(12.76)	(6.67)
Net asset value end of period	$100.13	$112.84	$78.51	$64.08	$120.94	$96.68
Net assets end of period (000s)	$181,146	$192,992	$199,055	$187,390	$414,600	$420,324
Ratios and Supplemental Data (%)
Total return[f]	(1.24)%[c]	43.73%	22.52%	(36.23)%	40.86%	42.32%
Ratio of total expenses to average net assets^	0.97[d]	0.97	0.97	0.97	0.96	0.97
Ratio of net expenses to average net assets[e]	0.92[d]	0.92	0.92	0.91	0.90	0.91
Ratio of net investment income/(loss) to average net assets[e]	(0.43)[d]	(0.37)	(0.29)	(0.41)	(0.57)	(0.41)
Portfolio turnover	15[c]	28	27	34	48	51

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CAPITAL APPRECIATION FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$118.04	$81.92	$66.69	$124.78	$99.18	$75.78
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.10)	(0.14)	(0.03)	(0.13)	(0.36)	(0.14)
Net realized and unrealized gain/(loss) on investments	(0.18)	36.26	15.26	(39.17)	38.72	30.26
Total from investment operations	(0.28)	36.12	15.23	(39.30)	38.36	30.12
Less Distributions
Dividends from net investment income	—*	—	—	—	—	(0.05)
Distributions from net realized capital gains	(12.36)	—	—	(18.79)	(12.76)	(6.67)
Total distributions	(12.36)	—	—	(18.79)	(12.76)	(6.72)
Net asset value end of period	$105.40	$118.04	$81.92	$66.69	$124.78	$99.18
Net assets end of period (000s)	$14,831,899	$17,008,997	$14,002,664	$13,590,549	$28,902,862	$25,579,181
Ratios and Supplemental Data (%)
Total return[f]	(1.12)%[c]	44.09%	22.84%	(36.08)%	41.22%	42.68%
Ratio of total expenses to average net assets^	0.72[d]	0.72	0.72	0.72	0.71	0.72
Ratio of net expenses to average net assets[e]	0.67[d]	0.67	0.67	0.66	0.65	0.66
Ratio of net investment income/(loss) to average net assets[e]	(0.18)[d]	(0.13)	(0.04)	(0.16)	(0.33)	(0.16)
Portfolio turnover	15[c]	28	27	34	48	51

	Investor Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$108.39	$75.49	$61.68	$117.30	$94.19	$72.48
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.27)	(0.48)	(0.28)	(0.40)	(0.72)	(0.43)
Net realized and unrealized gain/(loss) on investments	(0.08)	33.38	14.09	(36.43)	36.59	28.81
Total from investment operations	(0.35)	32.90	13.81	(36.83)	35.87	28.38
Less Distributions
Dividends from net investment income	—*	—	—	—	—	—
Distributions from net realized capital gains	(12.36)	—	—	(18.79)	(12.76)	(6.67)
Total distributions	(12.36)	—	—	(18.79)	(12.76)	(6.67)
Net asset value end of period	$95.68	$108.39	$75.49	$61.68	$117.30	$94.19
Net assets end of period (000s)	$877,092	$978,805	$813,072	$797,250	$1,564,732	$1,282,355
Ratios and Supplemental Data (%)
Total return[f]	(1.29)%[c]	43.58%	22.39%	(36.31)%	40.71%	42.15%
Ratio of total expenses to average net assets^	1.08[d]	1.08	1.08	1.08	1.08	1.09
Ratio of net expenses to average net assets[e]	1.02[d]	1.03	1.03	1.02	1.01	1.03
Ratio of net investment income/(loss) to average net assets[e]	(0.53)[d]	(0.49)	(0.40)	(0.52)	(0.69)	(0.53)
Portfolio turnover	15[c]	28	27	34	48	51

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CONVERTIBLE SECURITIES FUND

	Retirement Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023[g]	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$11.23	$9.42	$9.82	$13.69	$12.49	$10.82
Income from Investment Operations
Net investment income/(loss)[e,b]	0.17	0.39	0.24	0.04	0.02	0.07
Net realized and unrealized gain/(loss) on investments	0.19	1.76	(0.32)	(2.22)	2.43	2.02
Total from investment operations	0.36	2.15	(0.08)	(2.18)	2.45	2.09
Less Distributions
Dividends from net investment income	(0.20)	(0.34)	(0.28)	(0.08)	(0.09)	(0.09)
Distributions from net realized capital gains	—	—	—	(1.61)	(1.16)	(0.33)
Return of capital	—	—	(0.04)	—	—	—
Total distributions	(0.20)	(0.34)	(0.32)	(1.69)	(1.25)	(0.42)
Proceeds from redemption fees	—	—	—	—	—*	—*
Net asset value end of period	$11.39	$11.23	$9.42	$9.82	$13.69	$12.49
Net assets end of period (000s)	$12,956	$12,460	$10,174	$33,711	$41,250	$34,307
Ratios and Supplemental Data (%)
Total return[f]	3.24%[c]	23.08%	(0.73)%	(17.59)%	20.23%	19.93%
Ratio of total expenses to average net assets^	0.94[d]	0.94	0.98	0.74	0.73	0.74
Ratio of net expenses to average net assets[e]	0.63[d]	0.63	0.69	0.68	0.67	0.69
Ratio of net investment income/(loss) to average net assets[e]	2.96[d]	3.69	2.40	0.35	0.15	0.60
Portfolio turnover	71[c]	100	127	66	50	101

	Administrative Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023[g]	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$11.21	$9.40	$9.78	$13.63	$12.46	$10.80
Income from Investment Operations
Net investment income/(loss)[e,b]	0.15	0.35	0.27	—*	(0.02)	0.03
Net realized and unrealized gain/(loss) on investments	0.19	1.77	(0.42)	(2.20)	2.42	2.01
Total from investment operations	0.34	2.12	(0.15)	(2.20)	2.40	2.04
Less Distributions
Dividends from net investment income	(0.18)	(0.31)	(0.21)	(0.04)	(0.07)	(0.05)
Distributions from net realized capital gains	—	—	—	(1.61)	(1.16)	(0.33)
Return of capital	—	—	(0.02)	—	—	—
Total distributions	(0.18)	(0.31)	(0.23)	(1.65)	(1.23)	(0.38)
Proceeds from redemption fees	—	—	—	—	—*	—*
Net asset value end of period	$11.37	$11.21	$9.40	$9.78	$13.63	$12.46
Net assets end of period (000s)	$86	$87	$71	$70	$85	$70
Ratios and Supplemental Data (%)
Total return[f]	3.07%[c]	22.73%	(1.47)%	(17.84)%	19.87%	19.48%
Ratio of total expenses to average net assets^	1.27[d]	1.27	1.24	1.07	1.06	1.07
Ratio of net expenses to average net assets[e]	0.96[d]	0.96	0.97	1.01	1.00	1.02
Ratio of net investment income/(loss) to average net assets[e]	2.62[d]	3.36	2.71	0.02	(0.18)	0.29
Portfolio turnover	71[c]	100	127	66	50	101

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CONVERTIBLE SECURITIES FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023[g]	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$11.23	$9.42	$9.82	$13.68	$12.48	$10.83
Income from Investment Operations
Net investment income/(loss)[e,b]	0.16	0.38	0.23	0.03	0.01	0.06
Net realized and unrealized gain/(loss) on investments	0.19	1.76	(0.32)	(2.21)	2.43	2.00
Total from investment operations	0.35	2.14	(0.09)	(2.18)	2.44	2.06
Less Distributions
Dividends from net investment income	(0.20)	(0.33)	(0.28)	(0.07)	(0.08)	(0.08)
Distributions from net realized capital gains	—	—	—	(1.61)	(1.16)	(0.33)
Return of capital	—	—	(0.03)	—	—	—
Total distributions	(0.20)	(0.33)	(0.31)	(1.68)	(1.24)	(0.41)
Proceeds from redemption fees	—	—	—	—	—*	—*
Net asset value end of period	$11.38	$11.23	$9.42	$9.82	$13.68	$12.48
Net assets end of period (000s)	$11,539	$11,423	$15,052	$126,865	$161,772	$117,269
Ratios and Supplemental Data (%)
Total return[f]	3.10%[c]	22.98%	(0.83)%	(17.62)%	20.18%	19.63%
Ratio of total expenses to average net assets^	1.02[d]	1.02	1.06	0.82	0.81	0.82
Ratio of net expenses to average net assets[e]	0.71[d]	0.71	0.77	0.76	0.75	0.77
Ratio of net investment income/(loss) to average net assets[e]	2.88[d]	3.65	2.31	0.27	0.06	0.55
Portfolio turnover	71[c]	100	127	66	50	101

	Investor Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023[g]	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$11.18	$9.38	$9.77	$13.62	$12.46	$10.80
Income from Investment Operations
Net investment income/(loss)[e,b]	0.14	0.34	0.24	(0.01)	(0.04)	0.02
Net realized and unrealized gain/(loss) on investments	0.20	1.76	(0.36)	(2.20)	2.43	2.00
Total from investment operations	0.34	2.10	(0.12)	(2.21)	2.39	2.02
Less Distributions
Dividends from net investment income	(0.18)	(0.30)	(0.24)	(0.03)	(0.07)	(0.03)
Distributions from net realized capital gains	—	—	—	(1.61)	(1.16)	(0.33)
Return of capital	—	—	(0.03)	—	—	—
Total distributions	(0.18)	(0.30)	(0.27)	(1.64)	(1.23)	(0.36)
Proceeds from redemption fees	—	—	—	—	—*	—*
Net asset value end of period	$11.34	$11.18	$9.38	$9.77	$13.62	$12.46
Net assets end of period (000s)	$902	$842	$653	$2,076	$2,853	$2,420
Ratios and Supplemental Data (%)
Total return[f]	3.03%[c]	22.55%	(1.23)%	(17.92)%	19.76%	19.33%
Ratio of total expenses to average net assets^	1.38[d]	1.38	1.40	1.18	1.17	1.19
Ratio of net expenses to average net assets[e]	1.07[d]	1.07	1.12	1.12	1.11	1.14
Ratio of net investment income/(loss) to average net assets[e]	2.52[d]	3.25	2.46	(0.10)	(0.29)	0.17
Portfolio turnover	71[c]	100	127	66	50	101

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CORE BOND FUND

	Retirement Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$8.86	$8.34	$8.64	$10.61	$11.06	$10.64
Income from Investment Operations
Net investment income/(loss)[e,b]	0.20	0.41	0.34	0.22	0.19	0.26
Net realized and unrealized gain/(loss) on investments	0.01	0.49	(0.27)	(1.90)	(0.19)	0.50
Total from investment operations	0.21	0.90	0.07	(1.68)	—	0.76
Less Distributions
Dividends from net investment income	(0.20)	(0.38)	(0.37)	(0.29)	(0.23)	(0.27)
Distributions from net realized capital gains	—	—	—	—	(0.22)	(0.07)
Total distributions	(0.20)	(0.38)	(0.37)	(0.29)	(0.45)	(0.34)
Net asset value end of period	$8.87	$8.86	$8.34	$8.64	$10.61	$11.06
Net assets end of period (000s)	$1,276,017	$1,125,752	$64,662	$41,312	$36,557	$29,428
Ratios and Supplemental Data (%)
Total return[f]	2.46%[c]	10.82%	0.63%	(16.14)%	(0.01)%	7.36%
Ratio of total expenses to average net assets^	0.27[d]	0.29	0.36	0.37	0.43	0.43
Ratio of net expenses to average net assets[e]	0.26[d]	0.26	0.26	0.27	0.37	0.37
Ratio of net investment income/(loss) to average net assets[e]	4.66[d]	4.55	3.88	2.28	1.77	2.35
Portfolio turnover	23[c]	101	71	60	47	70

	Institutional Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$8.86	$8.34	$8.64	$10.61	$11.06	$10.64
Income from Investment Operations
Net investment income/(loss)[e,b]	0.20	0.39	0.34	0.20	0.18	0.26
Net realized and unrealized gain/(loss) on investments	0.01	0.50	(0.28)	(1.89)	(0.19)	0.50
Total from investment operations	0.21	0.89	0.06	(1.69)	(0.01)	0.76
Less Distributions
Dividends from net investment income	(0.20)	(0.37)	(0.36)	(0.28)	(0.22)	(0.27)
Distributions from net realized capital gains	—	—	—	—	(0.22)	(0.07)
Total distributions	(0.20)	(0.37)	(0.36)	(0.28)	(0.44)	(0.34)
Net asset value end of period	$8.87	$8.86	$8.34	$8.64	$10.61	$11.06
Net assets end of period (000s)	$128,314	$97,959	$42,105	$28,065	$105,931	$86,173
Ratios and Supplemental Data (%)
Total return[f]	2.42%[c]	10.74%	0.55%	(16.21)%	(0.09)%	7.28%
Ratio of total expenses to average net assets^	0.35[d]	0.37	0.44	0.45	0.51	0.51
Ratio of net expenses to average net assets[e]	0.34[d]	0.34	0.34	0.36	0.45	0.45
Ratio of net investment income/(loss) to average net assets[e]	4.59[d]	4.39	3.79	2.03	1.70	2.35
Portfolio turnover	23[c]	101	71	60	47	70

The accompanying notes are an integral part of the Financial Statements.

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CORE PLUS FUND

	Retirement Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022[h]	2021	2020
	(Unaudited)
Net asset value beginning of period	$10.17	$9.50	$9.78	$12.06	$12.35	$11.90
Income from Investment Operations
Net investment income/(loss)[e,b]	0.23	0.44	0.40	0.32	0.32	0.31
Net realized and unrealized gain/(loss) on investments	0.02	0.70	(0.24)	(2.18)	(0.21)	0.49
Total from investment operations	0.25	1.14	0.16	(1.86)	0.11	0.80
Less Distributions
Dividends from net investment income	(0.25)	(0.47)	(0.44)	(0.40)	(0.27)	(0.35)
Distributions from net realized capital gains	—	—	—	(0.02)	(0.13)	—
Total distributions	(0.25)	(0.47)	(0.44)	(0.42)	(0.40)	(0.35)
Net asset value end of period	$10.17	$10.17	$9.50	$9.78	$12.06	$12.35
Net assets end of period (000s)	$70,296	$41,952	$13,726	$12,389	$172,699	$166,740
Ratios and Supplemental Data (%)
Total return[f]	2.49%[c]	12.11%	1.43%	(15.78)%	0.88%	6.82%
Ratio of total expenses to average net assets^	0.30[d]	0.31	0.30	0.42	0.53	0.58
Ratio of net expenses to average net assets[e]	0.30[d]	0.30	0.30	0.36	0.43	0.48
Ratio of net expenses excluding interest expense to average net assets[e]	0.30[d]	0.30	0.30	0.36	0.43	0.43
Ratio of net investment income/(loss) to average net assets[e]	4.51[d]	4.34	3.94	2.83	2.63	2.56
Portfolio turnover	22[c]	56	55	219	370	558

	Administrative Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022[h]	2021	2020
	(Unaudited)
Net asset value beginning of period	$10.17	$9.50	$9.78	$12.08	$12.37	$11.92
Income from Investment Operations
Net investment income/(loss)[e,b]	0.21	0.40	0.36	0.29	0.28	0.28
Net realized and unrealized gain/(loss) on investments	0.01	0.70	(0.24)	(2.21)	(0.21)	0.48
Total from investment operations	0.22	1.10	0.12	(1.92)	0.07	0.76
Less Distributions
Dividends from net investment income	(0.23)	(0.43)	(0.40)	(0.36)	(0.23)	(0.31)
Distributions from net realized capital gains	—	—	—	(0.02)	(0.13)	—
Total distributions	(0.23)	(0.43)	(0.40)	(0.38)	(0.36)	(0.31)
Net asset value end of period	$10.16	$10.17	$9.50	$9.78	$12.08	$12.37
Net assets end of period (000s)	$6,878	$7,109	$7,664	$11,223	$17,270	$18,302
Ratios and Supplemental Data (%)
Total return[f]	2.22%[c]	11.75%	1.10%	(16.20)%	0.54%	6.44%
Ratio of total expenses to average net assets^	0.63[d]	0.64	0.63	0.71	0.86	0.97
Ratio of net expenses to average net assets[e]	0.63[d]	0.63	0.63	0.67	0.76	0.87
Ratio of net expenses excluding interest expense to average net assets[e]	0.63[d]	0.63	0.63	0.67	0.76	0.76
Ratio of net investment income/(loss) to average net assets[e]	4.17[d]	4.00	3.58	2.64	2.29	2.32
Portfolio turnover	22[c]	56	55	219	370	558

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CORE PLUS FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022[h]	2021	2020
	(Unaudited)
Net asset value beginning of period	$10.15	$9.49	$9.77	$12.07	$12.36	$11.91
Income from Investment Operations
Net investment income/(loss)[e,b]	0.22	0.43	0.39	0.32	0.31	0.31
Net realized and unrealized gain/(loss) on investments	0.03	0.69	(0.24)	(2.21)	(0.21)	0.48
Total from investment operations	0.25	1.12	0.15	(1.89)	0.10	0.79
Less Distributions
Dividends from net investment income	(0.25)	(0.46)	(0.43)	(0.39)	(0.26)	(0.34)
Distributions from net realized capital gains	—	—	—	(0.02)	(0.13)	—
Total distributions	(0.25)	(0.46)	(0.43)	(0.41)	(0.39)	(0.34)
Net asset value end of period	$10.15	$10.15	$9.49	$9.77	$12.07	$12.36
Net assets end of period (000s)	$1,111,463	$1,083,111	$905,615	$924,416	$1,376,349	$1,844,961
Ratios and Supplemental Data (%)
Total return[f]	2.45%[c]	11.93%	1.35%	(15.99)%	0.79%	6.72%
Ratio of total expenses to average net assets^	0.38[d]	0.39	0.38	0.46	0.61	0.73
Ratio of net expenses to average net assets[e]	0.38[d]	0.38	0.38	0.42	0.51	0.62
Ratio of net expenses excluding interest expense to average net assets[e]	0.38[d]	0.38	0.38	0.42	0.51	0.51
Ratio of net investment income/(loss) to average net assets[e]	4.42[d]	4.25	3.85	2.88	2.52	2.58
Portfolio turnover	22[c]	56	55	219	370	558

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND

	Retirement Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$12.76	$10.79	$9.75	$13.83	$10.25	$11.17
Income from Investment Operations
Net investment income/(loss)[e,b]	0.11	0.23	0.25	0.23	0.21	0.14
Net realized and unrealized gain/(loss) on investments	0.59	2.05	0.95	(3.36)	3.50	(0.81)
Total from investment operations	0.70	2.28	1.20	(3.13)	3.71	(0.67)
Less Distributions
Dividends from net investment income	(0.40)	(0.31)	(0.16)	(0.23)	(0.13)	(0.25)
Distributions from net realized capital gains	—	—	—	(0.72)	—	—
Total distributions	(0.40)	(0.31)	(0.16)	(0.95)	(0.13)	(0.25)
Net asset value end of period	$13.06	$12.76	$10.79	$9.75	$13.83	$10.25
Net assets end of period (000s)	$532,641	$657,085	$610,787	$543,857	$853,454	$533,318
Ratios and Supplemental Data (%)
Total return[f]	5.76%[c]	21.34%	12.38%	(24.03)%	36.32%	(6.25)%
Ratio of total expenses to average net assets^	0.84[d]	0.83	0.82	0.84	0.84	0.85
Ratio of net expenses to average net assets[e]	0.73[d]	0.72	0.72	0.72	0.71	0.70
Ratio of net investment income/(loss) to average net assets[e]	1.72[d]	1.83	2.16	1.98	1.54	1.32
Portfolio turnover	9[c]	30	19	24	51	25

	Administrative Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$12.70	$10.75	$9.71	$13.77	$10.22	$11.14
Income from Investment Operations
Net investment income/(loss)[e,b]	0.11	0.20	0.21	0.20	0.16	0.10
Net realized and unrealized gain/(loss) on investments	0.57	2.02	0.96	(3.35)	3.48	(0.80)
Total from investment operations	0.68	2.22	1.17	(3.15)	3.64	(0.70)
Less Distributions
Dividends from net investment income	(0.36)	(0.27)	(0.13)	(0.19)	(0.09)	(0.22)
Distributions from net realized capital gains	—	—	—	(0.72)	—	—
Total distributions	(0.36)	(0.27)	(0.13)	(0.91)	(0.09)	(0.22)
Net asset value end of period	$13.02	$12.70	$10.75	$9.71	$13.77	$10.22
Net assets end of period (000s)	$15,777	$11,370	$8,506	$7,419	$9,213	$6,446
Ratios and Supplemental Data (%)
Total return[f]	5.60%[c]	20.87%	12.06%	(24.24)%	35.76%	(6.54)%
Ratio of total expenses to average net assets^	1.17[d]	1.16	1.15	1.17	1.17	1.18
Ratio of net expenses to average net assets[e]	1.06[d]	1.05	1.05	1.05	1.04	1.03
Ratio of net investment income/(loss) to average net assets[e]	1.72[d]	1.57	1.81	1.73	1.17	0.99
Portfolio turnover	9[c]	30	19	24	51	25

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$12.76	$10.79	$9.75	$13.82	$10.25	$11.17
Income from Investment Operations
Net investment income/(loss)[e,b]	0.11	0.22	0.24	0.23	0.19	0.13
Net realized and unrealized gain/(loss) on investments	0.59	2.05	0.96	(3.36)	3.50	(0.81)
Total from investment operations	0.70	2.27	1.20	(3.13)	3.69	(0.68)
Less Distributions
Dividends from net investment income	(0.39)	(0.30)	(0.16)	(0.22)	(0.12)	(0.24)
Distributions from net realized capital gains	—	—	—	(0.72)	—	—
Total distributions	(0.39)	(0.30)	(0.16)	(0.94)	(0.12)	(0.24)
Net asset value end of period	$13.07	$12.76	$10.79	$9.75	$13.82	$10.25
Net assets end of period (000s)	$214,086	$253,607	$270,054	$248,130	$332,503	$247,212
Ratios and Supplemental Data (%)
Total return[f]	5.72%[c]	21.24%	12.28%	(24.04)%	36.12%	(6.33)%
Ratio of total expenses to average net assets^	0.92[d]	0.91	0.90	0.92	0.92	0.93
Ratio of net expenses to average net assets[e]	0.81[d]	0.80	0.80	0.80	0.79	0.78
Ratio of net investment income/(loss) to average net assets[e]	1.79[d]	1.73	2.06	1.99	1.43	1.25
Portfolio turnover	9[c]	30	19	24	51	25

	Investor Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$12.64	$10.69	$9.66	$13.70	$10.17	$11.08
Income from Investment Operations
Net investment income/(loss)[e,b]	0.09	0.17	0.19	0.18	0.14	0.09
Net realized and unrealized gain/(loss) on investments	0.58	2.04	0.96	(3.33)	3.47	(0.80)
Total from investment operations	0.67	2.21	1.15	(3.15)	3.61	(0.71)
Less Distributions
Dividends from net investment income	(0.35)	(0.26)	(0.12)	(0.17)	(0.08)	(0.20)
Distributions from net realized capital gains	—	—	—	(0.72)	—	—
Total distributions	(0.35)	(0.26)	(0.12)	(0.89)	(0.08)	(0.20)
Net asset value end of period	$12.96	$12.64	$10.69	$9.66	$13.70	$10.17
Net assets end of period (000s)	$12,808	$11,694	$9,705	$8,330	$10,072	$7,037
Ratios and Supplemental Data (%)
Total return[f]	5.50%[c]	20.87%	11.87%	(24.32)%	35.56%	(6.58)%
Ratio of total expenses to average net assets^	1.27[d]	1.27	1.26	1.28	1.29	1.30
Ratio of net expenses to average net assets[e]	1.17[d]	1.16	1.16	1.16	1.15	1.15
Ratio of net investment income/(loss) to average net assets[e]	1.47[d]	1.41	1.71	1.60	1.07	0.86
Portfolio turnover	9[c]	30	19	24	51	25

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL FUND

	Retirement Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$46.96	$39.99	$35.91	$48.47	$36.52	$39.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.49	0.91	1.01	1.09	0.72	0.91
Net realized and unrealized gain/(loss) on investments	3.05	7.66	4.41	(12.60)	11.73	(2.10)
Total from investment operations	3.54	8.57	5.42	(11.51)	12.45	(1.19)
Less Distributions
Dividends from net investment income	(1.75)	(1.60)	(1.34)	(1.05)	(0.50)	(1.29)
Distributions from net realized capital gains	—	—	—	—	—	—
Total distributions	(1.75)	(1.60)	(1.34)	(1.05)	(0.50)	(1.29)
Net asset value end of period	$48.75	$46.96	$39.99	$35.91	$48.47	$36.52
Net assets end of period (000s)	$609,046	$612,228	$535,873	$461,129	$872,647	$871,743
Ratios and Supplemental Data (%)
Total return[f]	7.95%[c]	21.79%	15.24%	(24.19)%	34.23%	(3.35)%
Ratio of total expenses to average net assets^	0.81[d]	0.81	0.81	0.81	0.80	1.61[i]
Ratio of net expenses to average net assets[e]	0.70[d]	0.69	0.69	0.69	0.69	0.69[i]
Ratio of net investment income/(loss) to average net assets[e]	2.13[d]	1.98	2.41	2.57	1.55	2.52[i]
Portfolio turnover	7[c]	32	18	14	21	12

	Administrative Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$47.54	$40.45	$36.29	$48.95	$36.78	$39.26
Income from Investment Operations
Net investment income/(loss)[e,b]	0.44	0.76	0.88	1.02	0.57	0.47
Net realized and unrealized gain/(loss) on investments	3.09	7.76	4.48	(12.80)	11.84	(1.81)
Total from investment operations	3.53	8.52	5.36	(11.78)	12.41	(1.34)
Less Distributions
Dividends from net investment income	(1.58)	(1.43)	(1.20)	(0.87)	(0.24)	(1.14)
Distributions from net realized capital gains	—	—	—	—	—	—
Total distributions	(1.58)	(1.43)	(1.20)	(0.87)	(0.24)	(1.14)
Net asset value end of period	$49.49	$47.54	$40.45	$36.29	$48.95	$36.78
Net assets end of period (000s)	$9,959	$8,964	$10,643	$10,375	$15,464	$15,825
Ratios and Supplemental Data (%)
Total return[f]	7.78%[c]	21.37%	14.88%	(24.46)%	33.80%	(3.67)%
Ratio of total expenses to average net assets^	1.14[d]	1.14	1.14	1.14	1.14	1.65[i]
Ratio of net expenses to average net assets[e]	1.03[d]	1.02	1.02	1.02	1.02	1.02[i]
Ratio of net investment income/(loss) to average net assets[e]	1.89[d]	1.64	2.08	2.40	1.22	1.61[i]
Portfolio turnover	7[c]	32	18	14	21	12

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$47.14	$40.14	$36.04	$48.64	$36.64	$39.12
Income from Investment Operations
Net investment income/(loss)[e,b]	0.48	0.88	0.99	1.12	0.70	0.92
Net realized and unrealized gain/(loss) on investments	3.06	7.69	4.42	(12.71)	11.76	(2.15)
Total from investment operations	3.54	8.57	5.41	(11.59)	12.46	(1.23)
Less Distributions
Dividends from net investment income	(1.71)	(1.57)	(1.31)	(1.01)	(0.46)	(1.25)
Distributions from net realized capital gains	—	—	—	—	—	—
Total distributions	(1.71)	(1.57)	(1.31)	(1.01)	(0.46)	(1.25)
Net asset value end of period	$48.97	$47.14	$40.14	$36.04	$48.64	$36.64
Net assets end of period (000s)	$2,609,501	$2,552,081	$2,354,695	$2,298,600	$3,307,683	$2,750,824
Ratios and Supplemental Data (%)
Total return[f]	7.91%[c]	21.69%	15.14%	(24.25)%	34.15%	(3.43)%
Ratio of total expenses to average net assets^	0.89[d]	0.89	0.89	0.89	0.89	1.76[i]
Ratio of net expenses to average net assets[e]	0.78[d]	0.77	0.77	0.77	0.77	0.77[i]
Ratio of net investment income/(loss) to average net assets[e]	2.06[d]	1.91	2.35	2.68	1.50	2.52[i]
Portfolio turnover	7[c]	32	18	14	21	12

	Investor Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$46.60	$39.68	$35.63	$48.08	$36.22	$38.65
Income from Investment Operations
Net investment income/(loss)[e,b]	0.39	0.70	0.83	0.95	0.52	0.75
Net realized and unrealized gain/(loss) on investments	3.04	7.62	4.37	(12.57)	11.64	(2.12)
Total from investment operations	3.43	8.32	5.20	(11.62)	12.16	(1.37)
Less Distributions
Dividends from net investment income	(1.52)	(1.40)	(1.15)	(0.83)	(0.30)	(1.06)
Distributions from net realized capital gains	—	—	—	—	—	—
Total distributions	(1.52)	(1.40)	(1.15)	(0.83)	(0.30)	(1.06)
Net asset value end of period	$48.51	$46.60	$39.68	$35.63	$48.08	$36.22
Net assets end of period (000s)	$243,949	$249,387	$241,997	$246,731	$374,773	$323,686
Ratios and Supplemental Data (%)
Total return[f]	7.71%[c]	21.28%	14.71%	(24.53)%	33.66%	(3.79)%
Ratio of total expenses to average net assets^	1.24[d]	1.25	1.25	1.25	1.25	2.10[i]
Ratio of net expenses to average net assets[e]	1.14[d]	1.13	1.13	1.13	1.13	1.14[i]
Ratio of net investment income/(loss) to average net assets[e]	1.70[d]	1.53	1.99	2.28	1.13	2.06[i]
Portfolio turnover	7[c]	32	18	14	21	12

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL COMPOUNDERS FUND

	Retirement
	6-Month Period Ended April 30, 2025	Period from March 1, 2024[a] through October 31, 2024

	(Unaudited)
Net asset value beginning of period	$9.88	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.08	0.05
Net realized and unrealized gain/(loss) on investments	0.15	(0.17)
Total from investment operations	0.23	(0.12)
Less Distributions
Dividends from net investment income	(0.04)	—
Distributions from net realized capital gains	—	—
Total distributions	(0.04)	—
Net asset value end of period	$10.07	$9.88
Net assets end of period (000s)	$43,197	$17,575
Ratios and Supplemental Data (%)
Total return[f]	2.30%[c]	(1.20)%[c]
Ratio of total expenses to average net assets^	0.95[d]	2.97[d]
Ratio of net expenses to average net assets[e]	0.55[d]	0.55[d]
Ratio of net investment income/(loss) to average net assets[e]	1.65[d]	0.71[d]
Portfolio turnover	5[c]	8[c]

	Institutional
	6-Month Period Ended April 30, 2025	Period from March 1, 2024[a] through October 31, 2024

	(Unaudited)
Net asset value beginning of period	$9.87	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.05	0.08
Net realized and unrealized gain/(loss) on investments	0.17	(0.21)
Total from investment operations	0.22	(0.13)
Less Distributions
Dividends from net investment income	(0.03)	—
Distributions from net realized capital gains	—	—
Total distributions	(0.03)	—
Net asset value end of period	$10.06	$9.87
Net assets end of period (000s)	$2,527	$2,493
Ratios and Supplemental Data (%)
Total return[f]	2.25%[c]	(1.30)%[c]
Ratio of total expenses to average net assets^	1.03[d]	3.05[d]
Ratio of net expenses to average net assets[e]	0.63[d]	0.63[d]
Ratio of net investment income/(loss) to average net assets[e]	0.98[d]	1.24[d]
Portfolio turnover	5[c]	8[c]

The accompanying notes are an integral part of the Financial Statements.

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL CORE FUND

	Retirement Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$13.24	$10.54	$9.98	$14.02	$10.12	$10.31
Income from Investment Operations
Net investment income/(loss)[e,b]	0.35	0.27	0.31	0.46	0.28	0.17
Net realized and unrealized gain/(loss) on investments	1.17	2.67	0.52	(3.14)	3.79	(0.09)
Total from investment operations	1.52	2.94	0.83	(2.68)	4.07	0.08
Less Distributions
Dividends from net investment income	(0.28)	(0.24)	(0.27)	(0.36)	(0.17)	(0.27)
Distributions from net realized capital gains	(0.07)	—	—	(1.00)	—	—
Total distributions	(0.35)	(0.24)	(0.27)	(1.36)	(0.17)	(0.27)
Net asset value end of period	$14.41	$13.24	$10.54	$9.98	$14.02	$10.12
Net assets end of period (000s)	$132,452	$11,000	$21,125	$21,221	$19,742	$13,790
Ratios and Supplemental Data (%)
Total return[f]	11.87%[c]	28.23%	8.35%	(20.93)%	40.51%	0.64%
Ratio of total expenses to average net assets^	0.87[d]	0.93	0.99	1.16	1.19	1.35
Ratio of net expenses to average net assets[e]	0.77[d]	0.77	0.77	0.77	0.77	0.77
Ratio of net investment income/(loss) to average net assets[e]	5.18[d]	2.20	2.85	4.05	2.14	1.73
Portfolio turnover	59[c]	107	120	100	108	80

	Institutional Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$13.21	$10.53	$9.97	$14.01	$10.11	$10.31
Income from Investment Operations
Net investment income/(loss)[e,b]	0.17	0.28	0.31	0.43	0.29	0.17
Net realized and unrealized gain/(loss) on investments	1.34	2.64	0.51	(3.12)	3.77	(0.11)
Total from investment operations	1.51	2.92	0.82	(2.69)	4.06	0.06
Less Distributions
Dividends from net investment income	(0.27)	(0.24)	(0.26)	(0.35)	(0.16)	(0.26)
Distributions from net realized capital gains	(0.07)	—	—	(1.00)	—	—
Total distributions	(0.34)	(0.24)	(0.26)	(1.35)	(0.16)	(0.26)
Net asset value end of period	$14.38	$13.21	$10.53	$9.97	$14.01	$10.11
Net assets end of period (000s)	$314,821	$218,627	$103,206	$66,908	$33,230	$13,226
Ratios and Supplemental Data (%)
Total return[f]	11.81%[c]	28.03%	8.31%	(21.00)%	40.46%	0.48%
Ratio of total expenses to average net assets^	0.95[d]	1.01	1.07	1.24	1.27	1.43
Ratio of net expenses to average net assets[e]	0.85[d]	0.85	0.85	0.85	0.85	0.85
Ratio of net investment income/(loss) to average net assets[e]	2.59[d]	2.21	2.82	3.85	2.16	1.65
Portfolio turnover	59[c]	107	120	100	108	80

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL CORE FUND—Continued

	Investor Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$13.11	$10.44	$9.92	$13.96	$10.08	$10.28
Income from Investment Operations
Net investment income/(loss)[e,b]	0.14	0.23	0.30	0.38	0.23	0.14
Net realized and unrealized gain/(loss) on investments	1.35	2.64	0.47	(3.10)	3.78	(0.11)
Total from investment operations	1.49	2.87	0.77	(2.72)	4.01	0.03
Less Distributions
Dividends from net investment income	(0.20)	(0.20)	(0.25)	(0.32)	(0.13)	(0.23)
Distributions from net realized capital gains	(0.07)	—	—	(1.00)	—	—
Total distributions	(0.27)	(0.20)	(0.25)	(1.32)	(0.13)	(0.23)
Net asset value end of period	$14.33	$13.11	$10.44	$9.92	$13.96	$10.08
Net assets end of period (000s)	$6,237	$5,685	$9,836	$2,331	$101	$35
Ratios and Supplemental Data (%)
Total return[f]	11.62%[c]	27.70%	7.80%	(21.29)%	39.98%	0.14%
Ratio of total expenses to average net assets^	1.31[d]	1.37	1.43	1.60	1.63	1.80
Ratio of net expenses to average net assets[e]	1.21[d]	1.21	1.21	1.21	1.21	1.22
Ratio of net investment income/(loss) to average net assets[e]	2.13[d]	1.91	2.77	3.67	1.73	1.41
Portfolio turnover	59[c]	107	120	100	108	80

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL SMALL CAP FUND

	Retirement Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$14.42	$12.75	$12.65	$16.39	$11.37	$12.49
Income from Investment Operations
Net investment income/(loss)[e,b]	0.14	0.34	0.35	0.27	0.28	0.07
Net realized and unrealized gain/(loss) on investments	1.06	1.66	0.10	(2.91)	4.91	(0.82)
Total from investment operations	1.20	2.00	0.45	(2.64)	5.19	(0.75)
Less Distributions
Dividends from net investment income	(0.40)	(0.29)	(0.15)	(0.28)	(0.17)	(0.37)
Distributions from net realized capital gains	(0.32)	(0.04)	(0.20)	(0.82)	—	—
Total distributions	(0.72)	(0.33)	(0.35)	(1.10)	(0.17)	(0.37)
Net asset value end of period	$14.90	$14.42	$12.75	$12.65	$16.39	$11.37
Net assets end of period (000s)	$86,292	$100,570	$130,744	$30,387	$9,559	$5,525
Ratios and Supplemental Data (%)
Total return[f]	8.84%[c]	15.73%	3.47%	(16.94)%	45.95%	(6.36)%
Ratio of total expenses to average net assets^	1.01[d]	0.96	0.99	1.11	1.17	1.37
Ratio of net expenses to average net assets[e]	0.82[d]	0.83	0.86	0.88	0.88	0.88
Ratio of net investment income/(loss) to average net assets[e]	1.94[d]	2.34	2.51	2.04	1.79	0.64
Portfolio turnover	17[c]	19	26	23	43	39

	Administrative Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$14.62	$12.71	$12.60	$16.33	$11.34	$12.46
Income from Investment Operations
Net investment income/(loss)[e,b]	0.12	0.15	0.30	0.29	0.20	0.06
Net realized and unrealized gain/(loss) on investments	1.07	1.80	0.12	(2.97)	4.93	(0.85)
Total from investment operations	1.19	1.95	0.42	(2.68)	5.13	(0.79)
Less Distributions
Dividends from net investment income	(0.35)	—	(0.11)	(0.23)	(0.14)	(0.33)
Distributions from net realized capital gains	(0.32)	(0.04)	(0.20)	(0.82)	—	—
Total distributions	(0.67)	(0.04)	(0.31)	(1.05)	(0.14)	(0.33)
Net asset value end of period	$15.14	$14.62	$12.71	$12.60	$16.33	$11.34
Net assets end of period (000s)	$50	$46	$418	$436	$487	$333
Ratios and Supplemental Data (%)
Total return[f]	8.61%[c]	15.34%	3.21%	(17.25)%	45.44%	(6.65)%
Ratio of total expenses to average net assets^	1.34[d]	1.29	1.32	1.44	1.50	1.70
Ratio of net expenses to average net assets[e]	1.15[d]	1.17	1.20	1.21	1.21	1.21
Ratio of net investment income/(loss) to average net assets[e]	1.74[d]	1.05	2.13	2.12	1.30	0.49
Portfolio turnover	17[c]	19	26	23	43	39

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL SMALL CAP FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$14.42	$12.74	$12.65	$16.39	$11.37	$12.49
Income from Investment Operations
Net investment income/(loss)[e,b]	0.13	0.33	0.36	0.32	0.24	0.09
Net realized and unrealized gain/(loss) on investments	1.06	1.67	0.07	(2.97)	4.95	(0.86)
Total from investment operations	1.19	2.00	0.43	(2.65)	5.19	(0.77)
Less Distributions
Dividends from net investment income	(0.38)	(0.28)	(0.14)	(0.27)	(0.17)	(0.35)
Distributions from net realized capital gains	(0.32)	(0.04)	(0.20)	(0.82)	—	—
Total distributions	(0.70)	(0.32)	(0.34)	(1.09)	(0.17)	(0.35)
Net asset value end of period	$14.91	$14.42	$12.74	$12.65	$16.39	$11.37
Net assets end of period (000s)	$94,540	$120,922	$194,128	$93,640	$49,419	$25,716
Ratios and Supplemental Data (%)
Total return[f]	8.77%[c]	15.72%	3.33%	(17.00)%	45.87%	(6.48)%
Ratio of total expenses to average net assets^	1.09[d]	1.04	1.07	1.19	1.25	1.45
Ratio of net expenses to average net assets[e]	0.90[d]	0.91	0.94	0.96	0.96	0.96
Ratio of net investment income/(loss) to average net assets[e]	1.82[d]	2.28	2.55	2.32	1.53	0.76
Portfolio turnover	17[c]	19	26	23	43	39

	Investor Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$14.34	$12.67	$12.58	$16.32	$11.34	$12.45
Income from Investment Operations
Net investment income/(loss)[e,b]	0.11	0.25	0.33	0.23	0.18	0.04
Net realized and unrealized gain/(loss) on investments	1.06	1.69	0.07	(2.92)	4.93	(0.84)
Total from investment operations	1.17	1.94	0.40	(2.69)	5.11	(0.80)
Less Distributions
Dividends from net investment income	(0.32)	(0.23)	(0.11)	(0.23)	(0.13)	(0.31)
Distributions from net realized capital gains	(0.32)	(0.04)	(0.20)	(0.82)	—	—
Total distributions	(0.64)	(0.27)	(0.31)	(1.05)	(0.13)	(0.31)
Net asset value end of period	$14.87	$14.34	$12.67	$12.58	$16.32	$11.34
Net assets end of period (000s)	$2,759	$2,709	$4,388	$1,140	$1,962	$398
Ratios and Supplemental Data (%)
Total return[f]	8.61%[c]	15.30%	2.98%	(17.29)%	45.25%	(6.76)%
Ratio of total expenses to average net assets^	1.45[d]	1.40	1.43	1.55	1.61	1.82
Ratio of net expenses to average net assets[e]	1.26[d]	1.27	1.30	1.32	1.32	1.33
Ratio of net investment income/(loss) to average net assets[e]	1.61[d]	1.70	2.37	1.66	1.16	0.36
Portfolio turnover	17[c]	19	26	23	43	39

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR LARGE CAP VALUE FUND

	Retirement Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$23.59	$19.01	$19.50	$23.23	$17.11	$16.33
Income from Investment Operations
Net investment income/(loss)[e,b]	0.18	0.29	0.30	0.26	0.19	0.18
Net realized and unrealized gain/(loss) on investments	(1.19)	5.17	0.27	(3.16)	6.62	0.76
Total from investment operations	(1.01)	5.46	0.57	(2.90)	6.81	0.94
Less Distributions
Dividends from net investment income	(0.19)	(0.27)	(0.35)	(0.22)	(0.17)	(0.16)
Distributions from net realized capital gains	(1.42)	(0.61)	(0.71)	(0.61)	(0.52)	—
Total distributions	(1.61)	(0.88)	(1.06)	(0.83)	(0.69)	(0.16)
Net asset value end of period	$20.97	$23.59	$19.01	$19.50	$23.23	$17.11
Net assets end of period (000s)	$892,475	$1,214,491	$1,038,551	$1,326,142	$1,472,349	$655,562
Ratios and Supplemental Data (%)
Total return[f]	(4.45)%[c]	29.14%	3.12%	(12.82)%	40.62%	5.80%
Ratio of total expenses to average net assets^	0.65[d]	0.64	0.65	0.64	0.64	0.64
Ratio of net expenses to average net assets[e]	0.61[d]	0.61	0.61	0.61	0.61	0.61
Ratio of net investment income/(loss) to average net assets[e]	1.63[d]	1.29	1.53	1.26	0.90	1.08
Portfolio turnover	6[c]	11	8	24	13	26

	Administrative Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$23.63	$19.02	$19.50	$23.21	$17.11	$16.33
Income from Investment Operations
Net investment income/(loss)[e,b]	0.14	0.22	0.23	0.19	0.13	0.13
Net realized and unrealized gain/(loss) on investments	(1.19)	5.16	0.27	(3.14)	6.59	0.75
Total from investment operations	(1.05)	5.38	0.50	(2.95)	6.72	0.88
Less Distributions
Dividends from net investment income	(0.15)	(0.16)	(0.27)	(0.15)	(0.10)	(0.10)
Distributions from net realized capital gains	(1.42)	(0.61)	(0.71)	(0.61)	(0.52)	—
Total distributions	(1.57)	(0.77)	(0.98)	(0.76)	(0.62)	(0.10)
Net asset value end of period	$21.01	$23.63	$19.02	$19.50	$23.21	$17.11
Net assets end of period (000s)	$864	$886	$2,979	$3,228	$3,941	$11,502
Ratios and Supplemental Data (%)
Total return[f]	(4.61)%[c]	28.69%	2.74%	(13.06)%	40.05%	5.42%
Ratio of total expenses to average net assets^	0.98[d]	0.97	0.98	0.97	0.97	0.97
Ratio of net expenses to average net assets[e]	0.94[d]	0.94	0.94	0.94	0.94	0.94
Ratio of net investment income/(loss) to average net assets[e]	1.30[d]	1.01	1.19	0.92	0.64	0.78
Portfolio turnover	6[c]	11	8	24	13	26

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR LARGE CAP VALUE FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$23.60	$19.02	$19.50	$23.23	$17.11	$16.33
Income from Investment Operations
Net investment income/(loss)[e,b]	0.17	0.27	0.28	0.25	0.18	0.17
Net realized and unrealized gain/(loss) on investments	(1.21)	5.17	0.28	(3.17)	6.61	0.76
Total from investment operations	(1.04)	5.44	0.56	(2.92)	6.79	0.93
Less Distributions
Dividends from net investment income	(0.17)	(0.25)	(0.33)	(0.20)	(0.15)	(0.15)
Distributions from net realized capital gains	(1.42)	(0.61)	(0.71)	(0.61)	(0.52)	—
Total distributions	(1.59)	(0.86)	(1.04)	(0.81)	(0.67)	(0.15)
Net asset value end of period	$20.97	$23.60	$19.02	$19.50	$23.23	$17.11
Net assets end of period (000s)	$395,120	$658,681	$617,342	$751,476	$1,049,830	$880,755
Ratios and Supplemental Data (%)
Total return[f]	(4.54)%[c]	29.02%	3.06%	(12.90)%	40.52%	5.72%
Ratio of total expenses to average net assets^	0.73[d]	0.72	0.73	0.72	0.72	0.72
Ratio of net expenses to average net assets[e]	0.69[d]	0.69	0.69	0.69	0.69	0.69
Ratio of net investment income/(loss) to average net assets[e]	1.55[d]	1.21	1.45	1.17	0.84	1.02
Portfolio turnover	6[c]	11	8	24	13	26

	Investor Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$23.90	$19.25	$19.72	$23.46	$17.28	$16.48
Income from Investment Operations
Net investment income/(loss)[e,b]	0.13	0.19	0.22	0.17	0.10	0.11
Net realized and unrealized gain/(loss) on investments	(1.21)	5.24	0.26	(3.18)	6.68	0.76
Total from investment operations	(1.08)	5.43	0.48	(3.01)	6.78	0.87
Less Distributions
Dividends from net investment income	(0.13)	(0.17)	(0.24)	(0.12)	(0.08)	(0.07)
Distributions from net realized capital gains	(1.42)	(0.61)	(0.71)	(0.61)	(0.52)	—
Total distributions	(1.55)	(0.78)	(0.95)	(0.73)	(0.60)	(0.07)
Net asset value end of period	$21.27	$23.90	$19.25	$19.72	$23.46	$17.28
Net assets end of period (000s)	$22,526	$25,983	$24,200	$26,880	$31,192	$23,527
Ratios and Supplemental Data (%)
Total return[f]	(4.66)%[c]	28.58%	2.60%	(13.15)%	39.96%	5.32%
Ratio of total expenses to average net assets^	1.08[d]	1.08	1.09	1.08	1.08	1.09
Ratio of net expenses to average net assets[e]	1.05[d]	1.05	1.05	1.05	1.05	1.06
Ratio of net investment income/(loss) to average net assets[e]	1.19[d]	0.85	1.09	0.81	0.47	0.67
Portfolio turnover	6[c]	11	8	24	13	26

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR MID CAP FUND

	Retirement Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020[j]
	(Unaudited)
Net asset value beginning of period	$14.88	$11.98	$12.45	$14.52	$10.57	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.07	0.12	0.11	0.09	0.05	0.05
Net realized and unrealized gain/(loss) on investments	(1.21)	3.12	(0.17)	(1.84)	3.93	0.53
Total from investment operations	(1.14)	3.24	(0.06)	(1.75)	3.98	0.58
Less Distributions
Dividends from net investment income	(0.09)	(0.09)	(0.07)	(0.05)	(0.03)	(0.01)
Distributions from net realized capital gains	(0.02)	(0.25)	(0.34)	(0.27)	—	—
Total distributions	(0.11)	(0.34)	(0.41)	(0.32)	(0.03)	(0.01)
Net asset value end of period	$13.63	$14.88	$11.98	$12.45	$14.52	$10.57
Net assets end of period (000s)	$70,447	$80,520	$67,565	$67,079	$37,135	$5,148
Ratios and Supplemental Data (%)
Total return[f]	(7.72)%[c]	27.26%	(0.46)%	(12.36)%	37.61%	5.86%[c]
Ratio of total expenses to average net assets^	0.86[d]	0.86	0.89	0.92	0.93	2.28[d]
Ratio of net expenses to average net assets[e]	0.80[d]	0.80	0.80	0.80	0.80	0.80[d]
Ratio of net investment income/(loss) to average net assets[e]	0.94[d]	0.82	0.88	0.65	0.40	0.54[d]
Portfolio turnover	8[c]	18	19	42	11	9[c]

	Institutional Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020[j]
	(Unaudited)
Net asset value beginning of period	$14.87	$11.97	$12.44	$14.51	$10.56	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.06	0.10	0.10	0.09	0.04	0.04
Net realized and unrealized gain/(loss) on investments	(1.20)	3.13	(0.17)	(1.85)	3.93	0.53
Total from investment operations	(1.14)	3.23	(0.07)	(1.76)	3.97	0.57
Less Distributions
Dividends from net investment income	(0.08)	(0.08)	(0.06)	(0.04)	(0.02)	(0.01)
Distributions from net realized capital gains	(0.02)	(0.25)	(0.34)	(0.27)	—	—
Total distributions	(0.10)	(0.33)	(0.40)	(0.31)	(0.02)	(0.01)
Net asset value end of period	$13.63	$14.87	$11.97	$12.44	$14.51	$10.56
Net assets end of period (000s)	$86,840	$84,601	$30,896	$21,105	$23,710	$5,411
Ratios and Supplemental Data (%)
Total return[f]	(7.72)%[c]	27.22%	(0.56)%	(12.43)%	37.54%	5.75%[c]
Ratio of total expenses to average net assets^	0.94[d]	0.94	0.97	1.00	1.01	2.36[d]
Ratio of net expenses to average net assets[e]	0.88[d]	0.88	0.88	0.88	0.88	0.88[d]
Ratio of net investment income/(loss) to average net assets[e]	0.85[d]	0.69	0.79	0.64	0.27	0.46[d]
Portfolio turnover	8[c]	18	19	42	11	9[c]

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR MID CAP FUND—Continued

	Investor Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020[j]
	(Unaudited)
Net asset value beginning of period	$14.81	$11.91	$12.37	$14.44	$10.54	$10.00
Income from Investment Operations
Net investment income/(loss)[e,b]	0.04	0.06	0.05	0.04	(0.01)	0.01
Net realized and unrealized gain/(loss) on investments	(1.21)	3.11	(0.16)	(1.84)	3.91	0.53
Total from investment operations	(1.17)	3.17	(0.11)	(1.80)	3.90	0.54
Less Distributions
Dividends from net investment income	—*	(0.02)	(0.01)	—*	—*	—*
Distributions from net realized capital gains	(0.02)	(0.25)	(0.34)	(0.27)	—	—
Total distributions	(0.02)	(0.27)	(0.35)	(0.27)	—*	—*
Net asset value end of period	$13.62	$14.81	$11.91	$12.37	$14.44	$10.54
Net assets end of period (000s)	$254	$337	$559	$834	$949	$455
Ratios and Supplemental Data (%)
Total return[f]	(7.91)%[c]	26.78%	(0.86)%	(12.72)%	37.00%	5.42%[c]
Ratio of total expenses to average net assets^	1.29[d]	1.30	1.33	1.36	1.38	2.73[d]
Ratio of net expenses to average net assets[e]	1.24[d]	1.24	1.24	1.24	1.24	1.25[d]
Ratio of net investment income/(loss) to average net assets[e]	0.49[d]	0.44	0.44	0.28	(0.06)	0.07[d]
Portfolio turnover	8[c]	18	19	42	11	9[c]

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR MID CAP VALUE FUND

	Retirement Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$27.20	$22.25	$23.93	$24.97	$16.83	$20.82
Income from Investment Operations
Net investment income/(loss)[e,b]	0.25	0.42	0.50	0.49	0.42	0.43
Net realized and unrealized gain/(loss) on investments	(1.70)	6.30	(0.31)	(1.18)	8.21	(3.73)
Total from investment operations	(1.45)	6.72	0.19	(0.69)	8.63	(3.30)
Less Distributions
Dividends from net investment income	(0.38)	(0.41)	(0.42)	(0.35)	(0.49)	(0.54)
Distributions from net realized capital gains	(1.13)	(1.36)	(1.45)	—	—	(0.15)
Total distributions	(1.51)	(1.77)	(1.87)	(0.35)	(0.49)	(0.69)
Net asset value end of period	$24.24	$27.20	$22.25	$23.93	$24.97	$16.83
Net assets end of period (000s)	$87,430	$103,927	$13,024	$43,591	$56,156	$29,897
Ratios and Supplemental Data (%)
Total return[f]	(5.64)%[c]	31.13%	0.86%	(2.80)%	51.99%	(16.55)%
Ratio of total expenses to average net assets^	0.82[d]	0.82	0.83	0.81	0.81	0.82
Ratio of net expenses to average net assets[e]	0.77[d]	0.77	0.77	0.77	0.78	0.80
Ratio of net investment income/(loss) to average net assets[e]	1.89[d]	1.57	2.11	2.00	1.78	2.39
Portfolio turnover	6[c]	22	10	9	18	4

	Administrative Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$27.58	$22.54	$24.20	$25.24	$16.98	$20.98
Income from Investment Operations
Net investment income/(loss)[e,b]	0.20	0.38	0.40	0.41	0.34	0.36
Net realized and unrealized gain/(loss) on investments	(1.72)	6.35	(0.27)	(1.20)	8.31	(3.77)
Total from investment operations	(1.52)	6.73	0.13	(0.79)	8.65	(3.41)
Less Distributions
Dividends from net investment income	(0.29)	(0.33)	(0.34)	(0.25)	(0.39)	(0.44)
Distributions from net realized capital gains	(1.13)	(1.36)	(1.45)	—	—	(0.15)
Total distributions	(1.42)	(1.69)	(1.79)	(0.25)	(0.39)	(0.59)
Net asset value end of period	$24.64	$27.58	$22.54	$24.20	$25.24	$16.98
Net assets end of period (000s)	$3,471	$4,010	$3,302	$3,291	$3,828	$4,945
Ratios and Supplemental Data (%)
Total return[f]	(5.81)%[c]	30.70%	0.55%	(3.14)%	51.53%	(16.85)%
Ratio of total expenses to average net assets^	1.15[d]	1.15	1.16	1.14	1.14	1.15
Ratio of net expenses to average net assets[e]	1.10[d]	1.10	1.10	1.10	1.11	1.13
Ratio of net investment income/(loss) to average net assets[e]	1.54[d]	1.45	1.69	1.67	1.46	1.98
Portfolio turnover	6[c]	22	10	9	18	4

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR MID CAP VALUE FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$27.21	$22.25	$23.93	$24.97	$16.83	$20.82
Income from Investment Operations
Net investment income/(loss)[e,b]	0.23	0.44	0.47	0.47	0.40	0.40
Net realized and unrealized gain/(loss) on investments	(1.70)	6.28	(0.30)	(1.18)	8.21	(3.73)
Total from investment operations	(1.47)	6.72	0.17	(0.71)	8.61	(3.33)
Less Distributions
Dividends from net investment income	(0.35)	(0.40)	(0.40)	(0.33)	(0.47)	(0.51)
Distributions from net realized capital gains	(1.13)	(1.36)	(1.45)	—	—	(0.15)
Total distributions	(1.48)	(1.76)	(1.85)	(0.33)	(0.47)	(0.66)
Net asset value end of period	$24.26	$27.21	$22.25	$23.93	$24.97	$16.83
Net assets end of period (000s)	$208,959	$236,691	$205,100	$242,004	$355,431	$277,767
Ratios and Supplemental Data (%)
Total return[f]	(5.69)%[c]	31.08%	0.76%	(2.88)%	51.87%	(16.64)%
Ratio of total expenses to average net assets^	0.90[d]	0.90	0.91	0.89	0.89	0.90
Ratio of net expenses to average net assets[e]	0.85[d]	0.85	0.85	0.85	0.86	0.88
Ratio of net investment income/(loss) to average net assets[e]	1.79[d]	1.71	2.01	1.93	1.71	2.25
Portfolio turnover	6[c]	22	10	9	18	4

	Investor Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$27.19	$22.23	$23.90	$24.93	$16.80	$20.78
Income from Investment Operations
Net investment income/(loss)[e,b]	0.19	0.35	0.39	0.39	0.32	0.34
Net realized and unrealized gain/(loss) on investments	(1.71)	6.27	(0.30)	(1.18)	8.20	(3.74)
Total from investment operations	(1.52)	6.62	0.09	(0.79)	8.52	(3.40)
Less Distributions
Dividends from net investment income	(0.25)	(0.30)	(0.31)	(0.24)	(0.39)	(0.43)
Distributions from net realized capital gains	(1.13)	(1.36)	(1.45)	—	—	(0.15)
Total distributions	(1.38)	(1.66)	(1.76)	(0.24)	(0.39)	(0.58)
Net asset value end of period	$24.29	$27.19	$22.23	$23.90	$24.93	$16.80
Net assets end of period (000s)	$21,132	$26,504	$24,373	$28,355	$32,097	$26,785
Ratios and Supplemental Data (%)
Total return[f]	(5.87)%[c]	30.61%	0.39%	(3.20)%	51.26%	(16.94)%
Ratio of total expenses to average net assets^	1.26[d]	1.26	1.27	1.25	1.25	1.27
Ratio of net expenses to average net assets[e]	1.21[d]	1.21	1.21	1.21	1.22	1.25
Ratio of net investment income/(loss) to average net assets[e]	1.44[d]	1.35	1.65	1.57	1.36	1.89
Portfolio turnover	6[c]	22	10	9	18	4

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SMALL CAP GROWTH FUND

	Retirement Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$14.62	$10.83	$11.78	$19.95	$15.91	$13.18
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.02)	(0.03)	—*	(0.01)	(0.07)	(0.04)
Net realized and unrealized gain/(loss) on investments	(1.51)	3.83	(0.44)	(3.94)	5.41	3.25
Total from investment operations	(1.53)	3.80	(0.44)	(3.95)	5.34	3.21
Less Distributions
Dividends from net investment income	(0.07)	(0.01)	—	—	—	—
Distributions from net realized capital gains	(0.43)	—	(0.51)	(4.22)	(1.30)	(0.48)
Total distributions	(0.50)	(0.01)	(0.51)	(4.22)	(1.30)	(0.48)
Net asset value end of period	$12.59	$14.62	$10.83	$11.78	$19.95	$15.91
Net assets end of period (000s)	$817,038	$649,780	$369,393	$311,509	$399,174	$348,997
Ratios and Supplemental Data (%)
Total return[f]	(10.82)%[c]	35.14%	(3.63)%	(23.72)%	34.40%	24.93%
Ratio of total expenses to average net assets^	0.79[d]	0.80	0.80	0.80	0.79	0.81
Ratio of net expenses to average net assets[e]	0.79[d]	0.79	0.80	0.79	0.78	0.80
Ratio of net investment income/(loss) to average net assets[e]	(0.29)[d]	(0.20)	0.03	(0.11)	(0.37)	(0.27)
Portfolio turnover	51[c]	79	83	75	71	95

	Administrative Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$12.37	$9.19	$10.10	$17.80	$14.36	$11.98
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.04)	(0.06)	(0.03)	(0.05)	(0.12)	(0.08)
Net realized and unrealized gain/(loss) on investments	(1.27)	3.24	(0.37)	(3.43)	4.86	2.94
Total from investment operations	(1.31)	3.18	(0.40)	(3.48)	4.74	2.86
Less Distributions
Dividends from net investment income	(0.03)	—	—	—	—	—
Distributions from net realized capital gains	(0.43)	—	(0.51)	(4.22)	(1.30)	(0.48)
Total distributions	(0.46)	—	(0.51)	(4.22)	(1.30)	(0.48)
Net asset value end of period	$10.60	$12.37	$9.19	$10.10	$17.80	$14.36
Net assets end of period (000s)	$423	$468	$419	$648	$965	$866
Ratios and Supplemental Data (%)
Total return[f]	(10.98)%[c]	34.60%	(3.84)%	(24.00)%	33.91%	24.49%
Ratio of total expenses to average net assets^	1.12[d]	1.13	1.13	1.13	1.12	1.14
Ratio of net expenses to average net assets[e]	1.12[d]	1.12	1.13	1.12	1.11	1.13
Ratio of net investment income/(loss) to average net assets[e]	(0.62)[d]	(0.53)	(0.30)	(0.44)	(0.69)	(0.62)
Portfolio turnover	51[c]	79	83	75	71	95

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SMALL CAP GROWTH FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$14.48	$10.73	$11.68	$19.84	$15.84	$13.13
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.03)	(0.04)	(0.01)	(0.03)	(0.08)	(0.05)
Net realized and unrealized gain/(loss) on investments	(1.49)	3.79	(0.43)	(3.91)	5.38	3.24
Total from investment operations	(1.52)	3.75	(0.44)	(3.94)	5.30	3.19
Less Distributions
Dividends from net investment income	(0.06)	—*	—	—	—	—
Distributions from net realized capital gains	(0.43)	—	(0.51)	(4.22)	(1.30)	(0.48)
Total distributions	(0.49)	—	(0.51)	(4.22)	(1.30)	(0.48)
Net asset value end of period	$12.47	$14.48	$10.73	$11.68	$19.84	$15.84
Net assets end of period (000s)	$972,785	$1,101,373	$609,724	$595,476	$721,405	$633,535
Ratios and Supplemental Data (%)
Total return[f]	(10.85)%[c]	34.99%	(3.66)%	(23.81)%	34.29%	24.87%
Ratio of total expenses to average net assets^	0.87[d]	0.88	0.88	0.88	0.87	0.89
Ratio of net expenses to average net assets[e]	0.87[d]	0.87	0.88	0.87	0.86	0.88
Ratio of net investment income/(loss) to average net assets[e]	(0.37)[d]	(0.28)	(0.05)	(0.19)	(0.45)	(0.35)
Portfolio turnover	51[c]	79	83	75	71	95

	Investor Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$11.15	$8.29	$9.18	$16.60	$13.47	$11.28
Income from Investment Operations
Net investment income/(loss)[e,b]	(0.04)	(0.07)	(0.04)	(0.06)	(0.13)	(0.08)
Net realized and unrealized gain/(loss) on investments	(1.14)	2.93	(0.34)	(3.14)	4.56	2.75
Total from investment operations	(1.18)	2.86	(0.38)	(3.20)	4.43	2.67
Less Distributions
Dividends from net investment income	(0.03)	—	—	—	—	—
Distributions from net realized capital gains	(0.43)	—	(0.51)	(4.22)	(1.30)	(0.48)
Total distributions	(0.46)	—	(0.51)	(4.22)	(1.30)	(0.48)
Net asset value end of period	$9.51	$11.15	$8.29	$9.18	$16.60	$13.47
Net assets end of period (000s)	$9,556	$15,463	$7,503	$7,031	$8,648	$6,811
Ratios and Supplemental Data (%)
Total return[f]	(11.02)%[c]	34.50%	(4.02)%	(24.05)%	33.84%	24.32%
Ratio of total expenses to average net assets^	1.23[d]	1.24	1.24	1.24	1.23	1.26
Ratio of net expenses to average net assets[e]	1.23[d]	1.23	1.24	1.23	1.23	1.25
Ratio of net investment income/(loss) to average net assets[e]	(0.72)[d]	(0.64)	(0.40)	(0.55)	(0.81)	(0.71)
Portfolio turnover	51[c]	79	83	75	71	95

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SMALL CAP VALUE FUND

	Retirement Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$42.01	$35.14	$39.47	$45.11	$31.65	$33.55
Income from Investment Operations
Net investment income/(loss)[e,b]	0.16	0.31	0.30	0.18	0.12	0.21
Net realized and unrealized gain/(loss) on investments	(5.20)	9.29	(2.02)	(3.38)	13.54	(1.59)
Total from investment operations	(5.04)	9.60	(1.72)	(3.20)	13.66	(1.38)
Less Distributions
Dividends from net investment income	(0.30)	(0.30)	(0.15)	(0.08)	(0.20)	(0.20)
Distributions from net realized capital gains	—	(2.43)	(2.46)	(2.36)	—	(0.32)
Total distributions	(0.30)	(2.73)	(2.61)	(2.44)	(0.20)	(0.52)
Net asset value end of period	$36.67	$42.01	$35.14	$39.47	$45.11	$31.65
Net assets end of period (000s)	$530,959	$671,569	$572,582	$600,143	$599,016	$300,473
Ratios and Supplemental Data (%)
Total return[f]	(12.10)%[c]	27.96%	(4.29)%	(7.16)%	43.19%	(4.22)%
Ratio of total expenses to average net assets^	0.80[d]	0.80	0.80	0.80	0.79	0.80
Ratio of net expenses to average net assets[e]	0.80[d]	0.80	0.80	0.79	0.78	0.80
Ratio of net investment income/(loss) to average net assets[e]	0.79[d]	0.79	0.78	0.46	0.27	0.67
Portfolio turnover	1[c]	21	21	15	17	17

	Administrative Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$41.64	$34.77	$39.06	$44.72	$31.41	$33.30
Income from Investment Operations
Net investment income/(loss)[e,b]	0.09	0.19	0.18	0.05	(0.02)	0.10
Net realized and unrealized gain/(loss) on investments	(5.17)	9.18	(2.00)	(3.35)	13.42	(1.57)
Total from investment operations	(5.08)	9.37	(1.82)	(3.30)	13.40	(1.47)
Less Distributions
Dividends from net investment income	(0.11)	(0.07)	(0.01)	—	(0.09)	(0.10)
Distributions from net realized capital gains	—	(2.43)	(2.46)	(2.36)	—	(0.32)
Total distributions	(0.11)	(2.50)	(2.47)	(2.36)	(0.09)	(0.42)
Net asset value end of period	$36.45	$41.64	$34.77	$39.06	$44.72	$31.41
Net assets end of period (000s)	$2,086	$2,339	$3,435	$9,177	$11,962	$10,082
Ratios and Supplemental Data (%)
Total return[f]	(12.23)%[c]	27.53%	(4.62)%	(7.45)%	42.72%	(4.54)%
Ratio of total expenses to average net assets^	1.13[d]	1.13	1.13	1.13	1.12	1.13
Ratio of net expenses to average net assets[e]	1.13[d]	1.13	1.13	1.12	1.11	1.13
Ratio of net investment income/(loss) to average net assets[e]	0.44[d]	0.48	0.47	0.13	(0.04)	0.32
Portfolio turnover	1[c]	21	21	15	17	17

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SMALL CAP VALUE FUND—Continued

	Institutional Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$41.98	$35.12	$39.44	$45.07	$31.63	$33.53
Income from Investment Operations
Net investment income/(loss)[e,b]	0.14	0.28	0.27	0.15	0.09	0.18
Net realized and unrealized gain/(loss) on investments	(5.20)	9.28	(2.01)	(3.38)	13.52	(1.58)
Total from investment operations	(5.06)	9.56	(1.74)	(3.23)	13.61	(1.40)
Less Distributions
Dividends from net investment income	(0.26)	(0.27)	(0.12)	(0.04)	(0.17)	(0.18)
Distributions from net realized capital gains	—	(2.43)	(2.46)	(2.36)	—	(0.32)
Total distributions	(0.26)	(2.70)	(2.58)	(2.40)	(0.17)	(0.50)
Net asset value end of period	$36.66	$41.98	$35.12	$39.44	$45.07	$31.63
Net assets end of period (000s)	$1,434,263	$1,712,027	$1,362,890	$1,493,462	$2,023,164	$1,350,681
Ratios and Supplemental Data (%)
Total return[f]	(12.13)%[c]	27.85%	(4.36)%	(7.22)%	43.11%	(4.33)%
Ratio of total expenses to average net assets^	0.88[d]	0.88	0.88	0.88	0.87	0.88
Ratio of net expenses to average net assets[e]	0.88[d]	0.88	0.88	0.87	0.86	0.88
Ratio of net investment income/(loss) to average net assets[e]	0.70[d]	0.69	0.70	0.38	0.20	0.59
Portfolio turnover	1[c]	21	21	15	17	17

	Investor Class
	6-Month Period Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value beginning of period	$40.32	$33.82	$38.09	$43.72	$30.71	$32.56
Income from Investment Operations
Net investment income/(loss)[e,b]	0.07	0.13	0.13	0.01	(0.06)	0.07
Net realized and unrealized gain/(loss) on investments	(5.01)	8.93	(1.94)	(3.28)	13.12	(1.55)
Total from investment operations	(4.94)	9.06	(1.81)	(3.27)	13.06	(1.48)
Less Distributions
Dividends from net investment income	(0.11)	(0.13)	—	—	(0.05)	(0.05)
Distributions from net realized capital gains	—	(2.43)	(2.46)	(2.36)	—	(0.32)
Total distributions	(0.11)	(2.56)	(2.46)	(2.36)	(0.05)	(0.37)
Net asset value end of period	$35.27	$40.32	$33.82	$38.09	$43.72	$30.71
Net assets end of period (000s)	$29,673	$36,261	$33,012	$38,722	$64,544	$51,370
Ratios and Supplemental Data (%)
Total return[f]	(12.29)%[c]	27.40%	(4.72)%	(7.56)%	42.56%	(4.67)%
Ratio of total expenses to average net assets^	1.24[d]	1.24	1.24	1.24	1.23	1.25
Ratio of net expenses to average net assets[e]	1.24[d]	1.24	1.24	1.23	1.23	1.25
Ratio of net investment income/(loss) to average net assets[e]	0.34[d]	0.35	0.34	0.01	(0.15)	0.23
Portfolio turnover	1[c]	21	21	15	17	17

The accompanying notes are an integral part of the Financial Statements.

⬤

Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

*	Less than $0.01
^	Percentage does not reflect reduction for credit balance arrangements (see the “Custodian” section in Note 2 of the accompanying Notes to Financial Statements).
a	Commencement of Operations
b	Amounts are based on average daily shares outstanding during the period.
c	Unannualized
d	Annualized
e	Reflects the Advisor’s waiver, if any, of its management fees and/or other operating expenses.
f	The total returns would have been lower had certain expenses not been waived during the periods shown.
g	Effective March 1, 2023, the Board of Trustees appointed BlueCove Limited as the subadvisor to the Fund.
h	Effective February 2, 2022, the Board of Trustees appointed Income Research+Management as the subadvisor to the Fund.
i
The net investment income ratio includes dividends and interest income and related tax compliance fee and interest expense, from foreign tax reclaims and interest received by the Fund. The ratios of total expenses to average net assets include the tax compliance fee and related interest expense due to this receipt of foreign tax reclaims and interest income by the Fund. For the year ended October 31, 2020, the ratios of net expenses to average net assets including tax compliance fee for the Retirement Class, Institutional Class, Administrative Class, and
Investor Class were 1.49%, 1.64%, 1.53%, and 1.98%, respectively.

j	For the period December 1, 2019 (inception) through October 31, 2020.
The accompanying notes are an integral part of the Financial Statements.

⬤

Notes to Financial Statements—April 30, 2025 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor Funds and Harbor Funds II (each a “Trust” and collectively, the “Trusts”) are registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as open-end management investment companies. As of April 30, 2025, each Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.
Harbor Funds
Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Compounders Fund
Harbor International Core Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund
Harbor Funds II
Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund

The Funds currently offer up to four classes of shares, designated as Retirement Class, Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights with respect to voting, redemptions, dividends, and liquidations, except that: (i) subject to the approval of the Trusts' Board of Trustees (the “Board of Trustees”), certain expenses may be applied differently to each class of shares in accordance with current regulations of the U.S. Securities and Exchange Commission (“SEC”) and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by each Trust in the preparation of its financial statements. Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, options, rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Swap agreements (including over-the-counter (“OTC”) and centrally cleared swaps) generally derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. The value of swap agreements is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as issuer details, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. Swap agreements are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Investment Income
Dividends declared on portfolio securities are accrued on the ex-dividend date. Dividend information on certain foreign securities may not be available on the ex-dividend date, therefore, such dividends will be recorded as soon as reliable information becomes available. Distributions from real estate investment trust securities are recorded as dividend income, and may be reclassified as capital gains and/or return of capital, based on the information reported by the issuer, when available, or based on management’s estimates when actual information has not yet been reported. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized over the life of the respective securities (except for premiums on certain callable debt securities that amortized to the earliest call date) using the effective yield method. Paydown gains and losses on mortgage-backed and asset-backed securities are recognized as a component of interest income. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Consent fees relating to corporate actions from investments held are recorded as income upon receipt.
Expenses
Expenses are charged directly to the Fund that incurred such expense whenever possible. With respect to expenses incurred by any two or more Harbor funds where amounts cannot be identified on a fund by fund basis, such expenses are generally allocated in proportion to the average net assets or the number of shareholders of each Fund.
Class Allocations
Income, common expenses and realized and unrealized gains/(losses) are determined at the Fund level and allocated daily to each class of shares based on the applicable net assets of the respective classes. Distribution and services fees, if any, and transfer agent fees are calculated daily at the class level based on the applicable net assets of each class and the expense rate(s) applicable to each class.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost.
Distribution to Shareholders
Distributions on Fund shares are recorded on the ex-dividend date.
Basis for Consolidation
Embark Commodity Strategy Fund’s Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets include the investments and account balances of the Fund and its wholly owned subsidiaries, Embark Cayman Fund I Ltd, Embark Cayman Fund II Ltd, Embark Cayman Fund III Ltd, Embark Cayman Fund IV Ltd, Embark Cayman Fund V Ltd, and Embark Cayman Fund VI Ltd (individually or collectively referred to as “Subsidiary” or  “Subsidiaries”, respectively). Each Subsidiary enables the Fund to hold commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in its Subsidiaries collectively. All interfund transactions have been eliminated in the consolidation.

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Taxes
Each Fund is treated as a separate entity for U.S. federal tax purposes. Each Fund’s policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for U.S. federal taxes on income, capital gains or unrealized appreciation of securities held or excise taxes on income and capital gains.
Each Fund may be subject to taxes imposed by foreign countries in which it invests. Such taxes are provided for in accordance with each Fund’s understanding of the applicable foreign country’s tax law and are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Certain Funds have filed for additional foreign tax reclaims related to prior years. These additional foreign tax reclaims are recorded as income when both the amount is known and significant contingencies or uncertainties regarding collectability are removed.
Management has analyzed each Fund’s tax positions for all open tax years (in particular, U.S. federal income tax returns for the tax years ended October 31, 2021–2023), if applicable, including all positions expected to be taken upon filing the 2024 tax return, in all material jurisdictions where each Fund operates, and has concluded that no provision for income tax is required in the Funds’ financial statements. Each Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in its Statement of Operations.
Custodian
Each Fund has credit balance arrangements with its custodian whereby positive balances in demand deposit accounts used by the transfer and shareholder servicing agent for clearing shareholder transactions in the Fund generate credits that are applied against gross custody expenses. Such custodial expense reductions, if any, are reflected on the respective Fund’s accompanying Statement of Operations.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities, when applicable, are included in the net realized and unrealized gain or loss on investments in the Statements of Operations.
Proceeds from Litigation
Each Fund may receive proceeds from shareholder litigation settlements involving current and/or previously held portfolio holdings. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/(loss) if the security has been disposed of by a Fund, or in unrealized gain/(loss) if the security is still held by a Fund.
Inflation Indexed Bonds
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.
During the period, Harbor Core Bond Fund invested in inflation-indexed bonds.

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the  fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a Fund will be able to close out its position when the Fund considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making  cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet  margin requirements at a time when the Fund would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are traded on an exchange and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default.
During the period, Embark Commodity Strategy Fund (Consolidated) used futures contracts to gain exposure to the commodities markets.
Options
An option is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). Purchased call options tend to increase a Fund’s exposure to the underlying instrument. Purchased put options tend to decrease a Fund’s exposure to the underlying instrument.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
During the period, Embark Commodity Strategy Fund (Consolidated) purchased option contracts to manage its exposure to the commodities markets.
Rights and Warrants
Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. Warrants are contracts that generally give the holder the right, but not the obligation, to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights and warrants are typically written by the issuer of the security underlying the right or warrant. Although some rights and warrants may be non-transferable, others may be traded over-the-counter or on an exchange.
A Fund may acquire rights or warrants in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. The value of a right or warrant may not necessarily change with the value of the underlying securities. When a Fund acquires rights or warrants, it runs the risk that it will lose its entire investment in the rights or warrants, unless the Fund exercises the right or warrant, acquires the underlying securities, or enters into a closing transaction before expiration. Rights and warrants cease to have value if they are not exercised prior to their expiration date.

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for rights or other warrants that expire are treated as realized losses. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the rights or warrants.
During the period, Harbor Diversified International All Cap Fund, Harbor International Fund, and Harbor International Core Fund held rights/warrants as a result of their investments in underlying securities.
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be cleared through a third party, known as a central clearing party or derivatives clearing organization (“centrally cleared swaps”).
Swaps are fair valued daily and changes in value are recorded as unrealized appreciation or depreciation on the Statements of Operations.
Upon entering a swap agreement, any payments received or made at the beginning of the measurement period are reflected in the Statements of Assets and Liabilities and represent a reconciling value to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. If a liquidation payment is received or made at the termination of the swap, it is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes to the fair value of centrally cleared swaps are recorded as Variation margin receivable or payable on centrally cleared swap agreements in the Statements of Assets and Liabilities and are settled daily. An initial margin, typically in form of cash or qualifying highly liquid, high-quality short-term investments, is paid to the central clearing party, derivatives clearing organization or counterparty when the swap contract is executed and is recorded as Due from brokers on the Statements of Assets and Liabilities.
Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk in excess of the amount recognized in the Statements of Assets and Liabilities. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by the existence of a master netting arrangement between a Fund and the counterparty, the posting of collateral by the counterparty, and the central clearing party, as counterparty to all centrally cleared swaps, guaranteeing the performance of the swaps through the margin requirements.
Excess Return Swaps are agreements between counterparties to exchange the return of a given underlying index. Under the terms of the agreement, a Fund will make payments based on a set rate in exchange for payments from the counterparty based on the return of the underlying assets comprising the index. If the returns on the underlying assets are positive, the counterparty will pay the Fund, and if the returns are negative, the Fund will make payments to the counterparty. The excess return swap held by Embark Commodity Strategy Fund (Consolidated) which generally is reset monthly, may be terminated by the Fund at any time.
During the period, Embark Commodity Strategy Fund (Consolidated) used excess return swaps to gain exposure to commodities markets.
Total Return Swaps are agreements between counterparties to exchange the return of a given underlying asset, including any income it generates and appreciation in value, in exchange for a set rate, either fixed or variable. Under the terms of a total return swap, one counterparty pays out the total return of a specific referenced asset or index and in return receives a regular stream of payments. To the extent the total return of an asset or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
During the period, the Embark Commodity Strategy Fund (Consolidated) used total return swaps to gain exposure to commodities market.

⬤

Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Other Matters
The Funds in the normal course of business invest in financial instruments where the risk of potential loss exists due to changes in the market, economic, political and regulatory developments, as well as events such as war, terrorism or spread of infectious disease (market risk) or failure or inability of the counterparty to a transaction to perform (credit and counterparty risk). In addition, certain Funds invest in foreign securities and as such are also subject to foreign currencies and foreign securities risks.Each Fund’s prospectus provides further details regarding the Fund’s principal risks.
New Accounting Pronouncement
During the period, each Fund adopted Financial Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The main objective of this ASU is to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The adoption of the ASU did not change how the Funds identify operating segments but did require incremental disclosure of information not previously required.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). Each Fund is considered a single operating segment. Harbor Capital’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the Funds, collectively act as the CODM. Each Fund has a single investment strategy, as disclosed in its respective prospectus, against which the CODM, through various management committees, assesses its performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total return, expense ratio and changes in net assets as reflected in each Fund’s financial statements.
NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS
Investment Portfolio Transactions
Purchases and sales of investments, other than short-term securities and U.S. government obligations, for each Fund for the period ended April 30, 2025 were as follows:
	Purchases (000s)	Sales (000s)
Embark Commodity Strategy Fund (Consolidated)	$245,418	$82,510
Embark Small Cap Equity Fund	739,410	675,997
Harbor Capital Appreciation Fund	4,030,103	7,903,134
Harbor Convertible Securities Fund	18,255	17,160
Harbor Core Bond Fund	510,828	301,660
Harbor Core Plus Fund	337,682	256,127
Harbor Diversified International All Cap Fund	75,944	261,447
Harbor International Fund	219,660	373,379
Harbor International Compounders Fund	26,124	1,545
Harbor International Core Fund	372,132	187,012
Harbor International Small Cap Fund	31,102	87,338
Harbor Large Cap Value Fund	94,747	587,166
Harbor Mid Cap Fund	20,648	13,767
Harbor Mid Cap Value Fund	22,147	52,821
Harbor Small Cap Growth Fund	1,182,170	946,901
Harbor Small Cap Value Fund	16,274	161,866
In-Kind Redemption Transactions
In accordance with each Trust’s prospectus, the Funds may distribute portfolio securities rather than cash as payment for a redemption of Fund shares. For financial reporting purposes, a Fund recognizes a gain or loss on the securities distributed related to the in-kind redemption. Such Fund-level gains and losses on in-kind redemptions are not taxable to shareholders. There were no in-kind redemptions from the Funds for the period ended April 30, 2025. For the year ended October 31, 2024, Harbor Capital Appreciation Fund realized gains of $140,473,000, upon the disposition of portfolio securities in connection with in-kind redemptions of the Fund’s shares.

⬤

Notes to Financial Statements—Continued

NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS—Continued
Securities Lending
Each Fund, except for Embark Commodity Strategy Fund, may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. The Trusts have engaged State Street Bank and Trust Company to act as its agent (the “Lending Agent”) with respect to the lending of portfolio securities of the Funds, pursuant to the terms and conditions of a Securities Lending Authorization Agreement (the “SLA Agreement”). Securities loans are required to be secured at all times during the term of the loan by collateral that is at least equal to the value of the loaned securities determined at the close of each business day. Collateral may consist of cash and/or securities issued by the U.S. Treasury. Any additional collateral that may be required to secure a loan is delivered to the Fund on the next business day. Cash collateral is recognized as the gross liability for securities loaned in the Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the Lending Agent on behalf of the Funds, and the Funds do not have the ability to rehypothecate those securities. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (the “Navigator Portfolio”), a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the Navigator Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. A portion of the earnings generated by the investment of the cash collateral is rebated to the borrower for the use of the cash collateral and these earnings (less any rebate) are then divided between the Fund and the Lending Agent, as a fee for its services, according to agreed-upon rates. The Lending Agent and a Fund will share in any shortfall in the rebate due to the borrower, according to agreed-upon rates.
In addition to receiving a fee from the borrower based on the demand for securities loaned and earning income on the investment of the cash collateral, a Fund receives substitute interest, dividends, or other amounts on the loaned securities, during the term of a loan. Net securities lending income is disclosed as such in the Statements of Operations and represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Lending Agent.
Loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this risk through the SLA Agreement, which provides that in the event of default, the Lending Agent may apply the proceeds of the cash collateral from the loaned securities toward the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the Lending Agent will purchase replacement securities at its sole expense, or if unable to do so, the Lending Agent may credit to the Fund’s account an amount equal to the fair value of the unreturned loaned securities. As the securities loans are subject to termination by the Fund or the borrower at any time, the remaining contractual maturities of each securities lending transaction is considered to be overnight and continuous.
The following table shows the Funds that engaged in securities lending during the period and summarizes the value of equity securities loaned and related cash and non-cash collateral as of April 30, 2025.
	Value of Securities on Loan (000s)	Cash Collateral (000s)	Non-Cash Collateral (000s)
Harbor Capital Appreciation Fund	$66,730	$—	$70,299
Harbor Diversified International All Cap Fund	2,202	—	2,351
Harbor International Fund	7,438	7,846	—
Harbor International Core Fund	3,146	1,210	2,100
Harbor International Small Cap Fund	2,603	—	2,737
Harbor Large Cap Value Fund	—	—	—
Harbor Small Cap Growth Fund	—	—	—
NOTE 4—FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser
Harbor Capital is a wholly owned subsidiary of ORIX Corporation. Harbor Capital is the Funds’ investment adviser and is also responsible for administrative and other services.

⬤

Notes to Financial Statements—Continued

NOTE 4—FEES AND OTHER TRANSACTIONS WITH AFFILIATES—Continued
Each Fund has a separate advisory agreement with Harbor Capital. The agreements provide for management fees based on an annual percentage rate of average daily net assets as follows:
	Contractual Rate	Actual Rate
Embark Commodity Strategy Fund (Consolidated)	0.66%	0.66%
Embark Small Cap Equity Fund	0.58	0.58
Harbor Capital Appreciation Fund	0.60[a]	0.55
Harbor Convertible Securities Fund	0.50	0.50
Harbor Core Bond Fund	0.23	0.23
Harbor Core Plus Fund	0.25	0.25
Harbor Diversified International All Cap Fund	0.75	0.75
Harbor International Fund	0.75[b]	0.75
Harbor International Compounders Fund	0.50	0.50
Harbor International Core Fund	0.75	0.75
Harbor International Small Cap Fund	0.85	0.85
Harbor Large Cap Value Fund	0.60[c]	0.60
Harbor Mid Cap Fund	0.75	0.75
Harbor Mid Cap Value Fund	0.75[d]	0.75
Harbor Small Cap Growth Fund	0.75	0.75
Harbor Small Cap Value Fund	0.75	0.75

a
The Advisor has contractually agreed to reduce the management fee to 0.56% on assets between $5 billion and $10 billion, 0.54% on assets between $10 billion and
$20 billion and 0.53% on assets over $20 billion through February 28, 2026.

b	The management fee is 0.75% on assets up to $12 billion and 0.65% on assets in excess of $12 billion.
c	The management fee rate is 0.60% on assets up to $4 billion and 0.55% on assets over $4 billion.
d	The Advisor has contractually agreed to reduce the management fee to 0.70% on assets between $350 million and $1 billion and 0.65% on assets over $1 billion through February 28, 2026.
Harbor Capital has from time to time voluntarily or contractually agreed not to impose a portion of its management fees and/or to bear a portion of the expenses incurred in the operation of certain Funds in order to limit Fund expenses. Such waivers, if any, are reflected on the accompanying Statements of Operations. Interest expense, if any, is excluded from contractual limitations. During the period, the following expense limitation agreements were in effect:

	Retirement Class	Institutional Class	Administrative Class	Investor Class [1]	Expense Limitation Agreement Expiration
Embark Commodity Strategy Fund (Consolidated)	0.71%	0.79%	N/A	N/A	2/28/2026
Embark Small Cap Equity Fund	0.61	0.69	N/A	N/A	2/28/2026
Harbor Convertible Securities Fund	0.63	0.71	0.96%	1.06%	2/28/2026
Harbor Core Bond Fund	0.26	0.34	N/A	N/A	2/28/2026
Harbor Core Plus Fund	0.30	0.38	0.63	N/A	2/28/2026
Harbor Diversified International All Cap Fund [2]	0.75	0.83	1.08	1.18	2/28/2026
Harbor International Fund [3]	0.72	0.80	1.05	1.15	2/28/2026
Harbor International Compounders Fund	0.55	0.63	N/A	0.98	2/28/2026
Harbor International Core Fund	0.77	0.85	1.10	1.20	2/28/2026
Harbor International Small Cap Fund	0.82	0.90	1.15	1.25	2/28/2026
Harbor Large Cap Value Fund	0.61	0.69	0.94	1.04	2/28/2026
Harbor Mid Cap Fund	0.80	0.88	1.13	1.23	2/28/2026
Harbor Mid Cap Value Fund	0.77	0.85	1.10	1.20	2/28/2026

1
For the period November 1, 2024 through February 28, 2025, Harbor Capital voluntarily limited the operating expenses for each Fund’s Investor Class, if applicable, by
0.01% above the limitation reported in the table above.

2
For the period November 1, 2024 through February 28, 2025, Harbor Capital voluntarily limited the operating expenses for the Retirement Class, Institutional Class, Administrative
Class and Investor Class to 0.72%, 0.80%, 1.05%, and 1.16%, respectively.

3
For the period November 1, 2024 through February 28, 2025, Harbor Capital voluntarily limited the operating expenses for the Retirement Class, Institutional Class, Administrative
Class and Investor Class to 0.69%, 0.77%, 1.02%, and 1.13%, respectively.

All expense limitation agreements include the transfer agent fee waiver discussed in the Transfer Agent note.

⬤

Notes to Financial Statements—Continued

NOTE 4—FEES AND OTHER TRANSACTIONS WITH AFFILIATES—Continued
Distributor
Harbor Funds Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Harbor Capital, is the distributor for Harbor Funds’ shares. Under the Harbor Funds' current distribution plan pursuant to Rule 12b-1 under the Investment Company Act with respect to each Fund’s Administrative and Investor Class shares (each, a “12b-1 Plan”) as applicable, each Fund pays the Distributor compensation at the annual rate of 0.25% of the average daily net assets of its Administrative and Investor Class shares. Pursuant to each 12b-1 Plan, the Distributor is compensated for financing any activity that is primarily intended to result in the sale of Administrative and Investor Class shares of each Fund or for recordkeeping services or the servicing of shareholder accounts in a Administrative and Investor Class shares of each Fund. Such activities include, but are not limited to: printing of prospectuses and statements of additional information and reports for prospective shareholders (i.e., other than existing shareholders); preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers or other institutions such as asset-based sales charges, payments of recordkeeping fees under recordkeeping arrangements, or payments of service fees under shareholder service arrangements; and costs of administering each 12b-1 Plan.
Amounts payable by a Fund under each 12b-1 Plan need not be directly related to the expenses actually incurred by the Distributor on behalf of each Fund. Each 12b-1 Plan does not obligate each Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under each 12b-1 Plan. Thus, even if the Distributor’s actual expenses exceed the fee payable to the Distributor at any given time, each Fund will not be obligated to pay more than that fee. If the Distributor’s expenses are less than the fee it receives, the Distributor will retain the difference.
The fees attributable to each Fund’s respective class are shown on the accompanying Statements of Operations.
Transfer Agent
Harbor Services Group, Inc. (“Harbor Services Group”), a wholly-owned subsidiary of Harbor Capital, is the transfer and shareholder servicing agent for the Funds. The transfer agency and service agreement is reviewed and approved annually by the Board of Trustees and provides currently for compensation up to the following amounts per class of each Fund:
Transfer Agent Fees
Retirement Class	0.02% of the average daily net assets of all Retirement Class shares
Institutional Class	0.10% of the average daily net assets of all Institutional Class shares
Administrative Class	0.10% of the average daily net assets of all Administrative Class shares
Investor Class[1]	0.20% of the average daily net assets of all Investor Class shares

[1]	For the period November 1, 2024 through February 28, 2025, Harbor Services Group received compensation up to 0.21% for the Investor Class.
Harbor Services Group voluntarily waived a portion of its transfer agent fees for the Harbor Funds during the period ended April 30, 2025. Fees incurred for these transfer agent services are shown on each Fund’s Statement of Operations. The voluntary waiver may be discontinued at any time.
Affiliated Transactions
The Investment Company Act permits purchase and sale transactions among affiliated investment companies subject to an exemptive rule. Each Trust has adopted policies and procedures pursuant to such rule. During the period, the Funds did not enter into any transactions with any other Harbor fund.
Shareholders
As of April 30, 2025, Harbor Capital and its wholly owned subsidiaries collectively held 10% or more of the following shares of beneficial interest in each of the following Funds:
	Number of Shares Owned by Harbor Capital and Subsidiaries
	Retirement Class	Institutional Class	Administrative Class	Investor Class	Total	Percentage of Outstanding Shares
Harbor Convertible Securities Fund	1,100,684	—	—	—	1,100,684	49.2%

⬤

Notes to Financial Statements—Continued

NOTE 4—FEES AND OTHER TRANSACTIONS WITH AFFILIATES—Continued
Independent Trustees
The fees and expenses of the Independent Trustees are included in “Trustees’ fees and expenses” on each Fund’s Statement of Operations.
Specific to the Harbor Funds, the Board of Trustees previously adopted a Deferred Compensation Plan for Independent Trustees (the “Plan”), which enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. At the meeting held on November 18-19, 2024, the Independent Trustees agreed to discontinue the Plan whereby only grandfathered Trustees can continue to contribute to the Plan. For purposes of determining the amount owed to a Trustee under the Plan, deferred amounts are treated as though they had been invested in shares of the Fund(s) selected by the Trustee. While not required to do so, each Fund makes an investment equal to the Trustee’s investment election. The deferred compensation liability and the offsetting deferred compensation investment asset are included as a component of “Accrued expenses – Trustees’ fees and expenses” and “Other assets”, respectively, in the Statements of Assets and Liabilities. Such amounts fluctuate with changes in the value of the selected Fund(s). The deferred compensation and related mark-to-market impact liability and an offsetting investment asset will remain on each Harbor Fund’s Statement of Assets and Liabilities until distributed in accordance with the Plan.
Indemnification
Under each Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business each Trust enters into contracts that provide general indemnities to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
NOTE 5—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by each Fund and its respective gross unrealized appreciation and depreciation as of April 30, 2025 were as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Embark Commodity Strategy Fund (Consolidated)	$2,537,677	$101,693	$ (113,884)	$ (12,191)
Embark Small Cap Equity Fund *	1,661,789	115,038	(245,083)	(130,045)
Harbor Capital Appreciation Fund	9,548,103	15,021,857	(403,814)	14,618,043
Harbor Convertible Securities Fund *	24,194	1,616	(710)	906
Harbor Core Bond Fund *	1,389,522	12,884	(11,254)	1,630
Harbor Core Plus Fund *	1,237,763	10,930	(74,757)	(63,827)
Harbor Diversified International All Cap Fund *	565,008	250,637	(42,590)	208,047
Harbor International Fund *	2,518,637	1,097,518	(173,510)	924,008
Harbor International Compounders Fund *	44,644	2,942	(2,415)	527
Harbor International Core Fund	400,143	61,201	(9,360)	51,841
Harbor International Small Cap Fund	165,330	26,464	(14,003)	12,461
Harbor Large Cap Value Fund	799,584	518,269	(16,678)	501,591
Harbor Mid Cap Fund	143,632	27,261	(15,822)	11,439
Harbor Mid Cap Value Fund	285,150	78,537	(49,104)	29,433
Harbor Small Cap Growth Fund *	1,701,698	191,770	(187,295)	4,475
Harbor Small Cap Value Fund *	1,363,661	723,054	(156,892)	566,162

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.
NOTE 6—DERIVATIVES
Each Fund’s derivative holdings do not qualify for hedge accounting treatment and as such are recorded at current fair value. For a discussion of risks related to these investments please refer to the descriptions of each type of derivative instrument in Note 2— Significant Accounting Policies.

⬤

Notes to Financial Statements—Continued

NOTE 6—DERIVATIVES—Continued
Each Fund’s derivative instruments outstanding as of the period ended April 30, 2025, if any, as disclosed in the Portfolio of Investments, and the related amounts of net realized and changes in net unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations, are indicators of the volume of derivative activity for each Fund.
Derivative Instruments
As of April 30, 2025, the fair values of derivatives, by primary risk exposure, were reflected in the Statement of Assets and Liabilities as follows:
Embark Commodity Strategy Fund (CONSOLIDATED)
Statement of Assets and Liabilities Caption	Commodity Contracts (000s)
Assets
Variation margin on futures contracts[a]	$97,503
Purchased options (included in Investments, at value)	612
Liabilities
Unrealized depreciation on OTC swap agreements	—
Variation margin on futures contracts[a]	(109,700)

a
Balance includes cumulative appreciation/depreciation of contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Harbor Diversified International All Cap Fund
Statement of Assets and Liabilities Caption	Equity Contracts (000s)
Assets
Rights/Warrants (included in Investments, at value)	$—
Net realized gain/(loss) and the change in net unrealized appreciation/(depreciation) on derivatives, by primary risk exposure, for the period ended April 30, 2025, were:
Embark Commodity Strategy Fund (CONSOLIDATED)
Commodity Contracts (000s)
Net realized gain/(loss) on derivatives
Futures contracts	$99,888
Purchased options (included in Investments)	4,394
Swap agreements	29,327
Net realized gain/(loss) on derivatives	$133,609
Commodity Contracts (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Futures contracts	$(49,852)
Purchased options (included in Investments)	354
Swap agreements	—
Change in net unrealized appreciation/(depreciation) on derivatives	$(49,498)

⬤

Notes to Financial Statements—Continued

NOTE 6—DERIVATIVES—Continued
Harbor Diversified International All Cap Fund
Equity Contracts (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Rights/Warrants (included in Investments)	$—
NOTE 7—OFFSETTING ASSETS AND LIABILITIES
Master Netting Arrangements
As described in further detail below, a Fund may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Arrangements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of investments at value (securities) or due from broker. Cash collateral received is not typically held in a segregated account and, as such, is reflected as a liability in the Consolidated Statement of Assets and Liabilities as due to broker. The fair value of any securities received as collateral is not reflected as a component of net asset value.
For the period ended April 30, 2025, the following Master Netting Arrangements have been entered into as follows:
International Swaps and Derivatives Association, Inc. (ISDA) Master Agreements and Credit Support Annexes, which govern over-the-counter market traded financial derivative transactions entered into by a Fund and select counterparties. As of April 30, 2025, Embark Commodity Strategy Fund (Consolidated) had investment exposures subject to the terms of these agreements.
The following is a summary by counterparty of the value of OTC financial derivative instruments and collateral (received)/pledged as governed by International Swaps and Derivatives Association, Inc. master agreements as of April 30, 2025.
EMBARK COMMODITY STRATEGY FUND (CONSOLIDATED)
	Financial Derivative Assets
Counterparty	Swap Agreements (000s)	Collateral (Received)/ Pledged* (000s)	Net Exposure (000s)
Embark Cayman Fund II Ltd. (Subsidiary)[a]
Citigroup Global Markets	$—	$32,730	$—
RBC Dominion Securities	—	31,595	—
Embark Cayman Fund IV Ltd. (Subsidiary)[a]
Macquarie Bank Limited	$—	$43,000	$—

*Of the total collateral received and/or pledged listed in the above table, cash of $43,000 included in “Due from broker” on the Consolidated Statement of Assets and
Liabilities, was pledged as collateral for Embark Cayman Fund IV Ltd.

a Embark Cayman Fund II Ltd. and Embark Cayman Fund IV Ltd. are recognized as separate legal entities for the purpose of the ISDA agreement.
Exchange traded and centrally cleared derivatives are not subject to master netting or similar arrangements.

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Notes to Financial Statements—Continued

NOTE 8—SUBSEQUENT EVENTS
At the meeting held on May 18-20, 2025, the Board of Trustees voted to discontinue the offering of the Administrative Class shares in Harbor International Core Fund and Harbor Mid Cap Fund effective May 30, 2025. There were no shareholders invested in the Administrative Class of these Funds since the respective inception dates of the Funds.
Through the date the financial statements were issued, there were no other subsequent events or transactions that would have materially impacted the financial statements or related disclosures as presented herein.

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ADDITIONAL INFORMATION (Unaudited)

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
The fees and expenses of the independent trustees are included in “Trustees’ fees and expenses” on each Fund’s Statement of Operations as part of the financial statements filed under Item 7 of this Form N-CSR.
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
The Investment Company Act requires that the Investment Advisory and Subadvisory Agreement(s) (if applicable) of each Fund be approved initially, and following an initial two-year term, at least annually, by the Harbor Funds (the “Trust”) Board of Trustees (the “Board” or the “Trustees”), including a majority of the Independent Trustees voting separately.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENTS AND SUBADVISORY AGREEMENTS OF THE HARBOR FUNDS AND HARBOR FUNDS II
At a meeting of the Board held on February 21-22, 2025 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved the continuation of each Investment Advisory Agreement with Harbor Capital, the adviser to each Fund, and each Subadvisory Agreement with each Fund’s subadviser (each, a “Subadviser”) with respect to Harbor Capital Appreciation Fund, Harbor Convertible Securities Fund, Harbor Core Bond Fund, Harbor Core Plus Fund,  Harbor Diversified International All Cap Fund, Harbor International Core Fund, Harbor International Fund, Harbor International Small Cap Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Value Fund, Embark Commodity Strategy Fund, and Embark Small Cap Equity Fund (each a “Fund” and, collectively, the “Funds”). The Trustees noted that the Investment Advisory Agreement and Subadvisory Agreement for Harbor International Compounders Fund were in their initial two-year terms and therefore not up for renewal at the meeting.
In evaluating each Investment Advisory Agreement and each Subadvisory Agreement, the Trustees reviewed materials furnished by Harbor Capital and each Subadviser, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of Harbor Capital and the Subadvisers resulting from their quarterly meetings, periodic telephonic meetings and other prior communications.  In connection with the Meeting, which had been called for the purpose of considering the continuation of the Investment Advisory Agreements and Subadvisory Agreements, and at prior meetings, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to Fund performance and the services rendered by Harbor Capital and each Subadviser.  These materials included a comprehensive written response from Harbor Capital to a 15(c) request letter prepared by legal counsel to the Independent Trustees in consultation with the Independent Trustees.  The Trustees also discussed with representatives of Harbor Capital, at the Meeting and at prior meetings, the Trust’s operations and Harbor Capital’s ability, consistent with the “manager-of-managers” structure of many Harbor funds, to (i) identify and recommend to the Trustees a subadviser for each such Fund, (ii) monitor and oversee the performance and investment capabilities of each subadviser, and (iii) recommend the replacement of a subadviser where appropriate.  The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.
At the Meeting, the Trustees, including the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of each Investment Advisory Agreement and each Subadvisory Agreement were fair and reasonable and approved the continuation for a one-year period of each such Investment Advisory Agreement and Subadvisory Agreement as being in the best interests of each Fund and its shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or any Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Funds.
In considering the approval of each Fund’s Investment Advisory Agreement and Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination.  The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.

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ADDITIONAL INFORMATION (Unaudited)—Continued

Among the factors considered by the Trustees were the following:
•The nature, extent, and quality of the services provided by Harbor Capital and each Subadviser, including the background, education, expertise and experience of the investment professionals of Harbor Capital and each Subadviser providing services to the Funds;
•The favorable history, reputation, qualifications and background of Harbor Capital and each Subadviser, as well as the qualifications of their respective personnel;
•The profitability of Harbor Capital with respect to each Fund, including the effect of revenues of Harbor Services Group, Inc. (“Harbor Services Group”), the Funds’ transfer agent, and Harbor Funds Distributors, Inc. (“Harbor Funds Distributors”), the Funds’ principal underwriter, on such profitability;
•The fees charged by Harbor Capital and Subadvisers for investment advisory and subadvisory services, respectively, including, in each case, the portion of the fee to be retained by Harbor Capital, after payment of subadvisory fees, for the investment advisory and related services, including investment, business, legal, compliance, trading (in one case), financial and administrative services, that Harbor Capital provides;
•The extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s advisory fee level reflects any economies of scale for the benefit of Fund investors;
•The fees and expense ratios of each Fund relative to the quality of services provided and the fees and expense ratios of similar investment companies;
•The short- and long-term investment performance of each Fund in comparison to peer groups and certain relevant benchmark indices and Harbor Capital’s efforts to address circumstances of underperformance where applicable;
•The compensation received by Harbor Services Group and Harbor Funds Distributors in consideration of the services each provides to the Funds;
•Any “fall out” benefits that might inure to Harbor Capital, the Subadvisers and their respective affiliates as a result of their relationship with the Funds;
•Information received at regular meetings throughout the year related to Fund performance and services rendered by Harbor Capital, as well as each of the Subadvisers, and research arrangements with brokers who execute transactions on behalf of Harbor Capital and each applicable Subadviser;
•Information contained in materials provided by Harbor Capital and compiled by Broadridge as to the investment returns, advisory fees and total expense ratios of the Institutional Class of each Fund (and, in certain cases, expense information for the Investor Class) relative to those of other investment companies with similar objectives and strategies managed by other investment advisers, consisting both of a peer group of funds as well as a broader universe of funds compiled by Broadridge;
•Information contained in materials compiled by Morningstar as to the investment returns of the Institutional Class of each Fund relative to those of other investment companies with similar objectives and strategies managed by other investment advisers; and
•The Funds’ advisory fees relative to the advisory fees that Harbor Capital charges to manage certain collective investment trusts using the same strategies as certain of the Funds, though the Trustees did not consider these comparisons to be a material factor given Harbor Capital’s greater level of responsibilities and additional services provided with respect to the Funds, as well as the more extensive regulatory requirements and risks associated with managing the Funds.
Nature, Extent, and Quality of Services
The Trustees separately considered the nature, extent, and quality of the services provided by Harbor Capital and each Subadviser.  In their deliberations as to the approval of each Fund’s Investment Advisory Agreement and Subadvisory Agreement(s), the Trustees were mindful of the fact that, by choosing to invest in a Fund, the shareholders had entrusted Harbor Capital with

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ADDITIONAL INFORMATION (Unaudited)—Continued

the responsibility, subject to the approval of the Trustees, for selecting each Fund’s Subadviser, overseeing and monitoring that Subadviser’s performance and replacing the Subadviser if necessary.  The Trustees also considered as relevant to their determination the favorable history, reputation, qualifications and background of Harbor Capital and each Subadviser, as well as the qualifications of their respective personnel.
The Adviser’s Services. The Board evaluated the nature, extent, and quality of Harbor Capital’s services in light of the Board’s experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Trust, including the breadth and depth of experience and expertise of the investment, accounting, administrative, legal and compliance professionals dedicated to the Trust’s operations.  The Trustees determined that Harbor Capital has the expertise and resources to manage and operate effectively each Fund.
The Subadvisers’ Services. The Trustees’ consideration of the services provided by the Subadvisers included a review of each Subadviser’s portfolio managers, investment philosophy, style and processes and record of consistency therewith, performance results for different time periods, its approach to controlling risk, and the quality and extent of its investment capabilities and resources, including the nature and extent of research it receives from broker-dealers (to the extent applicable) and other sources.  In their deliberations with respect to each applicable Fund, the Trustees considered the history of the Trust’s relationship with each Subadviser and the Trust’s experience with each Subadviser in this capacity.
The Trustees also considered each Subadviser’s breadth and depth of experience and investment results in managing other accounts similar to the respective Fund.  The Trustees regularly receive presentations by investment professionals from the Subadvisers.  The Trustees reviewed information concerning each Subadviser’s historical investment results in managing accounts and/or funds, as applicable, in a manner substantially similar to the relevant Fund.
Investment Performance, Advisory Fees and Expense Ratios
In considering each Fund’s performance, advisory fees and expense ratio, the Trustees requested and received from Harbor Capital data compiled by Broadridge and Morningstar.  The Trustees also received information explaining the methodology for compilation of certain of this information and what it was intended to demonstrate.  The Trustees analyzed the Institutional Class performance of each Fund, the advisory fees of each Fund, and the Institutional Class expenses of each Fund (after giving effect to waivers and/or reimbursements, if applicable, that reduced the fees or expenses of the Fund or its peer funds) and made certain observations and findings as to each Fund as noted below.  The Trustees also reviewed certain Investor Class comparative fee and expense information they considered relevant to their deliberations.  In evaluating performance, the Trustees recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.
Harbor Capital Appreciation Fund. The Trustees considered Harbor Capital Appreciation Fund (inception date December 29, 1987), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one- and five-year periods, outperformed its Broadridge universe median for the three-year period ended December 31, 2024, and was equal to its Broadridge group median for the three-year period ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns each ranked in the second quartile for the periods ended December 31, 2024. The Trustees also considered that the Fund had underperformed its benchmark, the Russell 1000® Growth Index, for the one-, three- and five-year periods ended December 31, 2024.
The Trustees considered the expertise of Jennison Associates LLC (“Jennison”) in managing assets generally and specifically with respect to the Fund’s strategy, noting that Jennison managed approximately $83.3 billion in assets in this strategy, out of a firm-wide total of approximately $211 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $28.3 billion, showed that the Fund’s contractual management fee was above the group median for the Institutional Class. The Broadridge data showed that the actual total expense ratio for the Fund’s Institutional Class was below its group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2026. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Convertible Securities Fund. The Trustees considered Harbor Convertible Securities Fund (inception date May 1, 2011), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one- and three-year periods ended December 31, 2024, and underperformed its Broadridge group and universe medians for the five-year period ended December 31, 2024. The Morningstar data presented showed that the

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ADDITIONAL INFORMATION (Unaudited)—Continued

Fund’s one-, three- and five-year rolling returns ranked in the first, first and third quartiles, respectively, for the periods ended December 31, 2024. The Trustees also considered that the Fund had outperformed its benchmark, the ICE Bank of America U.S. Convertible Bond Index, for the one- and three-year periods, and underperformed the benchmark for the five-year period ended December 31, 2024.
The Trustees noted that BlueCove Limited (“BlueCove”) was appointed as the Fund’s subadviser effective March 1, 2023, and therefore performance prior to that date was not attributable to BlueCove.
The Trustees considered the expertise of BlueCove in managing assets generally and in fixed income securities specifically, noting that BlueCove managed approximately $25.5 million in assets in the Fund’s strategy, out of a firm-wide total of $5.3 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $25 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio of the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2026. The Trustees noted that Harbor Capital’s profitability in operating the Fund was negative.
Harbor Core Bond Fund. The Trustees considered Harbor Core Bond Fund (inception date June 1, 2018), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge universe median for the one-, three- and five-year periods ended December 31, 2024, was equal to its Broadridge group median for the five-year period ended December 31, 2024, and underperformed its Broadridge group median for the one- and three-year periods ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-, three- and five-year period rolling returns each ranked in the second quartile for the periods ended December 31, 2024. The Trustees also considered that the Fund had outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one-, three- and five-year periods ended December 31, 2024.
The Trustees considered the expertise of Income Research & Management (“IR+M”) in managing assets generally and in the core bond strategy specifically, noting that IR+M managed approximately $25.7 billion in assets in this strategy, out of a firm-wide total of approximately $109 billion in assets under management as of December 31, 2024. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $1.2 billion, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio of the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2026. The Trustees noted that Harbor Capital’s profitability in operating the Fund was negative.
Harbor Core Plus Fund. The Trustees considered Harbor Core Plus Fund (inception date December 29, 1987), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one- and three-year periods ended December 31, 2024, outperformed its Broadridge universe median for the five-year period ended December 31, 2024, and underperformed its Broadridge group median for the five-year period ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns each ranked in the second quartile for the periods ended December 31, 2024. The Trustees considered that the Fund had outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one-, three- and five-year periods ended December 31, 2024.
The Trustees noted that IR+M was appointed as the Fund’s subadviser effective February 2, 2022, and therefore performance prior to that date was not attributable to IR+M.
The Trustees considered the expertise of IR+M in managing assets generally and in the core plus strategy specifically, noting that IR+M managed approximately $2.3 billion in core plus assets out of a firm-wide total of approximately $109 billion in assets under management as of December 31, 2024. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $1.2 billion, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio of the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2026. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.

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ADDITIONAL INFORMATION (Unaudited)—Continued

Harbor Diversified International All Cap Fund. The Trustees considered Harbor Diversified International All Cap Fund (inception date November 2, 2015), noting that, according to the Broadridge report, the Fund’s Institutional Class had underperformed its Broadridge group and universe medians for the one-, three- and five-year periods ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns each ranked in the third quartile for the periods ended December 31, 2024. The Trustees also considered that the Fund had underperformed its benchmark, the MSCI All Country World Ex. U.S. (ND) Index, for the one-, three- and five-year periods ended December 31, 2024.
The Trustees considered the expertise of Marathon Asset Management Limited (“Marathon-London”) in managing assets generally and in the strategy used with respect to the Fund specifically, noting that Marathon-London managed approximately $3.9 billion in assets in this strategy, out of a firm-wide total of approximately $36.8 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $950 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital intended to raise the Fund’s contractual expense limit and that this revised contractual fee waiver/expense reimbursement arrangement would remain in effect until at least February 28, 2026. The Trustees noted, however, that the proposed increased expense limit remained below the group and universe medians. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor International Fund. The Trustees considered Harbor International Fund (inception date December 29, 1987), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the three-year period ended December 31, 2024, outperformed it Broadridge universe for the five-year period ended December 2024, underperformed its Broadridge group and universe medians for the one-year period ended December 31, 2024, and underperformed its Broadridge group median for the five-year period ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the third, second and second quartiles, respectively, for the periods ended December 31, 2024. The Trustees considered that the Fund had outperformed its benchmark, the MSCI EAFE® (ND) Index, for the one- and five-year periods ended December 31, 2024, and underperformed the benchmark for the three-year period ended December 31, 2024.
The Trustees considered the expertise of Marathon-London in managing assets generally and in the strategy used with respect to the Fund specifically, noting that Marathon-London managed approximately $18.6 billion in this strategy, out of a firm-wide total of approximately $36.8 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $3.43 billion, showed the Fund’s management fee was equal to the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital intended to raise the Fund’s contractual expense limit and that this revised contractual fee waiver/expense reimbursement arrangement would remain in effect until at least February 28, 2026. The Trustees noted, however, that the proposed increased expense limit remained below the group and universe medians. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor International Core Fund. The Trustees considered Harbor International Core Fund (inception date March 1, 2019), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one-, three- and five-year periods ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns each ranked in the first quartile for the periods ended December 31, 2024. The Trustees considered that the Fund had outperformed its benchmark, the MSCI EAFE (ND) Index, for the one-, three- and five-year periods ended December 31, 2024.
The Trustees considered the expertise of Acadian Asset Management LLC (“Acadian”) in managing assets generally and in the strategy used with respect to the Fund specifically, noting that Acadian managed approximately $7.8 billion in assets in this strategy, out of a firm-wide total of approximately $106.7 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $250 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2026. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.

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ADDITIONAL INFORMATION (Unaudited)—Continued

Harbor International Small Cap Fund. The Trustees considered Harbor International Small Cap Fund (inception date February 1, 2016), noting that, according to the Broadridge report, the Fund’s Institutional Class had underperformed its Broadridge group and universe medians for the one-, three-year and five-year periods ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the fourth, fourth and third quartile, respectively, for the periods ended December 31, 2024. The Trustees considered that the Fund had outperformed its benchmark, the MSCI EAFE Small Cap (ND) Index, for the three- and five-year periods ended December 31, 2024, and underperformed the benchmark for the one-year period ended December 31, 2024. The Trustees noted, in addition, that based on data for the periods ended December 31, 2024, the Fund had outperformed the benchmark over recent short-term periods (one and three months).
The Trustees considered the expertise of Cedar Street Asset Management LLC (“Cedar Street”) in managing assets generally and in the international small cap strategy specifically, noting that Cedar Street managed approximately $300.9 million in assets in this strategy out of a firm-wide total of approximately $580.1 million in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy. The Trustees further noted that Harbor Capital owns a less than 5% non-voting ownership stake in Cedar Street and that, in addition, Harbor Capital and Cedar Street have entered into an arrangement by which Harbor Capital may acquire a less than 35% ownership stake in Cedar Street in the event that the firm seeks to sell equity in the firm to a third party.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $225 million, showed the Fund’s management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to a contractual fee waiver/expense reimbursement arrangement with the Fund until at least February 28, 2026. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Large Cap Value Fund. The Trustees considered Harbor Large Cap Value Fund (inception date December 29, 1987), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the five-year period ended December 31, 2024, and underperformed its Broadridge group and universe medians for the one- and three-year periods ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the fourth, fourth and second quartile, respectively, for the periods ended December 31, 2024. The Trustees also considered that the Fund had outperformed its benchmark, the Russell 1000 Value Index, for the five-year period ended December 31, 2024, and underperformed the benchmark for the one- and three-year periods ended December 31, 2024.
The Trustees considered the expertise of Aristotle Capital Management, LLC (“Aristotle”) in managing assets generally and in large cap value strategies specifically, noting that Aristotle managed approximately $44.6 billion in assets in the value equity strategy used by the Fund, out of a firm-wide total of approximately $53.6 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $1.93 billion, showed the Fund’s management fee was equal to the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below its group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s contractual fee waiver/expense reimbursement arrangement until at least February 28, 2026. The Trustees noted that the Adviser’s profitability in operating the Fund was not excessive.
Harbor Mid Cap Fund. The Trustees considered Harbor Mid Cap Fund (inception date December 1, 2019), noting that, according to the Broadridge report, the Fund’s Institutional Class was equal to its Broadridge group median for the five-year period ended December 31, 2024, underperformed its Broadridge group and universe medians for the one- and three-year periods ended December 31, 2024, and underperformed its Broadridge universe median for the five-year period ended December 31, 2024. The Morningstar data presented showed that the Fund’s one- and three-year rolling returns ranked in the fourth, fourth and third quartile, respectively, for the period ended December 31, 2024. The Trustees also considered that the Fund had underperformed its benchmark, the Russell Midcap® Index, for the one-, three- and five-year periods ended December 31, 2024.
The Trustees considered the expertise of EARNEST Partners LLC (“EARNEST”) in managing assets generally and in the mid cap strategy specifically, noting that EARNEST managed approximately $3.3 billion in assets in this strategy, out of a firm-wide total of approximately $34.3 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio manager in this strategy, noting that he is the founder of EARNEST.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $175 million, showed the Fund’s management fee was equal to the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group

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ADDITIONAL INFORMATION (Unaudited)—Continued

median and above the universe median. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s contractual fee waiver/expense reimbursement arrangement until at least February 28, 2026. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Mid Cap Value Fund. The Trustees considered Harbor Mid Cap Value Fund (inception date March 1, 2002), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge universe median for the one-, three- and five-year periods ended December 31, 2024, outperformed its Broadridge group median for the three-year period ended December 31, 2024, was equal to its Broadridge group median for one-year period ended December 31, 2024, and underperformed its Broadridge group median for the five-year period ended December 31, 2024.  The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the second, first and second quartile, respectively, for the periods ended December 31, 2024. The Trustees considered that the Fund had outperformed its benchmark, the Russell Midcap® Value Index, for the three- and five-year periods ended December 31, 2024, and underperformed the benchmark for one-year period ended December 31, 2024.
The Trustees considered the expertise of LSV Asset Management (“LSV”) in managing assets generally and in the mid cap value strategy specifically, noting that LSV managed approximately $1.96 billion in assets in this strategy, out of a firm-wide total of approximately $91.1 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy, noting that one of the portfolio managers was a founding partner of LSV.
The Trustees noted that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $375 million, showed the Fund’s management fee was equal to the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group median and above the universe median. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2026. The Trustees noted that the Adviser’s profitability in operating the Fund was not excessive.
Harbor Small Cap Growth Fund. The Trustees considered Harbor Small Cap Growth Fund (inception date November 1, 2000), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the three- and five-year periods ended December 31, 2024, and underperformed its Broadridge group and universe medians for the one-year period ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the fourth, second and second quartile, respectively, for the periods ended December 31, 2024. The Trustees also considered that the Fund had underperformed its benchmark, the Russell 2000® Growth Index, for the one- and three-year periods ended December 31, 2024, and outperformed its benchmark for its five-year period ended December 31, 2024.
The Trustees considered the expertise of Westfield Capital Management Company, L.P. (“Westfield”) in managing assets generally and in the small cap growth strategy specifically, noting that Westfield Capital managed approximately $4 billion in assets in this strategy, out of a firm-wide total of approximately $23.6 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $1.78 billion, showed the Fund’s contractual management fee was below the group median for the Institutional Class. The Broadridge data also showed that the Fund’s actual total expense ratio for the Fund’s Institutional Class was below the group and universe medians. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Small Cap Value Fund. The Trustees considered Harbor Small Cap Value Fund (inception date December 14, 2001), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the one- and three-year periods ended December 31, 2024, and underperformed its Broadridge group and universe medians for the five-year period ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the second, second and third quartile, respectively, for the periods ended December 31, 2024. The Trustees also considered that the Fund outperformed its benchmark, the Russell 2000® Value Index, for the one-, three- and five-year periods ended December 31, 2024.
The Trustees considered the expertise of EARNEST in managing assets generally and in the small cap value strategy specifically, noting that EARNEST managed approximately $5.3 billion in assets in this strategy, out of a firm-wide total of approximately $34.3 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio manager in this strategy, noting that he is the founder of EARNEST.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $2.43 billion, showed the Fund’s management fee was below the group median. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe median expense ratios. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.

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ADDITIONAL INFORMATION (Unaudited)—Continued

Embark Commodity Strategy Fund. The Trustees considered Embark Commodity Strategy Fund (inception date January 23, 2024), noting that, according to the Broadridge report, the Fund’s Institutional Class had outperformed its Broadridge group and universe medians for the since inception period ended December 31, 2024. The Morningstar data presented showed that the Fund’s since inception returns ranked in the second quartile for the since inception period ended December 31, 2024. The Trustees also considered that the Fund outperformed its benchmark, the Bloomberg Commodity Total Return Index, for the since inception period ended December 31, 2024. The Trustees noted that the short time period since the Fund’s inception did not support making any significant conclusions about the Fund’s performance.
The Trustees considered the expertise of AQR Capital Management, LLC, CoreCommodity Management, LLC, Neuberger Berman Investment Advisers LLC, Quantix Commodities LP, Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd., and SummerHaven Investment Management, LLC in the strategies they use to manage their respective sleeves of the Fund.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $2.93 billion, showed the Fund’s management fee was below the group median. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe median expense ratios. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2026. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Embark Small Cap Equity Fund. The Trustees considered Embark Small Cap Equity Fund (inception date January 30, 2024), noting that, according to the Broadridge report, the Fund’s Institutional Class had underperformed its Broadridge group and universe medians for the since inception period ended December 31, 2024. The Morningstar data presented showed that the Fund’s since inception returns ranked in the fourth quartile. The Trustees also considered that the Fund underperformed its benchmark, the Russell 2000® Index, for the since inception period ended December 31, 2024. The Trustees noted that the short time period since the Fund’s inception did not support making any significant conclusions about the Fund’s performance.
The Trustees considered the expertise of Copeland Capital Management, LLC, Granahan Investment Management LLC, Hotchkis and Wiley Capital Management, LLC, Punch & Associates Investment Management, Inc., Reinhart Partners LLC, Shapiro Capital Management LLC, and Westfield in the strategies for which they provide model portfolios.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $1.7 billion, showed the Fund’s management fee was below the group median. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below the group and universe median expense ratios. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2026. The Trustees noted that Harbor Capital’s profitability in operating the Fund was negative.
The Trustees also separately considered the allocation between Harbor Capital and each Subadviser of the relevant Fund’s investment advisory fee (i.e., the amount of the advisory fee retained by Harbor Capital relative to that paid to the relevant Subadviser as a subadvisory fee). They determined in each case that the allocation was reasonable and the product of arm’s length negotiation between Harbor Capital and the Subadviser.
Profitability
The Trustees also considered Harbor Capital’s profitability in operating each of the Funds (as well as on a fund complex-wide basis) as presented by Harbor Capital, and the allocation methodology used by Harbor Capital to compute such profitability.  The Trustees concluded that the allocation methodology was reasonable and that a reasonable level of profitability was important to provide suitable incentives for Harbor Capital to continue to attract and maintain high-quality personnel and to invest in infrastructure and other resources to support and enhance the Funds’ operations.  In considering Harbor Capital’s profitability generally, the Trustees also reviewed the compensation received by Harbor Services Group and Harbor Funds Distributors in consideration of the transfer agency and distribution services, respectively, that are provided to the Funds and any other benefits enjoyed by Harbor Capital and its affiliates as a result of their relationship with the Funds.
The Trustees also considered that profitability calculations with respect to advisory, transfer agency and distribution operations vary significantly depending on whether revenues on which the calculation is based are taken gross or net of amounts paid to third parties, such as subadvisory fee expenses and certain transfer agency expenses, and noted that subadvisory fee expenses are a direct expense of Harbor Capital.  The Trustees also noted that Harbor Capital was, in certain cases, waiving a portion of its advisory fee and/or paying or reimbursing a portion of Fund expenses.  The Trustees determined that Harbor Capital’s profitability in operating each Fund was not excessive.

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ADDITIONAL INFORMATION (Unaudited)—Continued

Economies of Scale
The Trustees also considered the extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s advisory fee level reflects these economies of scale for the benefit of Fund investors. The Trustees specifically considered whether any advisory fee reduction “breakpoints” should be added to the advisory fee payable by any Fund. As noted above, the Trustees concluded that Harbor Capital’s profitability in each case was not excessive. They concluded that the Funds’ fee structures reflected economies of scale to date and that the addition of breakpoints in these fee structures was not required at the present time. The Trustees noted they intend to monitor each Fund’s asset growth in connection with future reviews of each Fund’s Investment Advisory Agreement to determine whether breakpoints may be appropriate at such time.

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ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the date of the Registrant’s prior report on Form N-CSR.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable

ITEM 19 – EXHIBITS

(a)	A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.

(b)	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed June 23, 2025 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS

By:	/s/ Charles F. McCain
Charles F. McCain
Chairman, President and Trustee
(Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles F. McCain	Chairman, President and Trustee	June 23, 2025
	Charles F. McCain	(Principal Executive Officer)

By:	/s/ John M. Paral	Treasurer (Principal Financial	June 23, 2025
	John M. Paral	and Accounting Officer)

Exhibit Index

Number	Description
99.CERT1	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.CERT2	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.906CERT	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).